UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Centre American Select Equity Fund

Advisor Class

Ticker: DHAMX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$63	1.11%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$471,086,896
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	78%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.9%
Industrials	21.7%
Materials	16.4%
Financials	11.6%
Energy	6.7%
Real Estate	4.1%
Health Care	3.5%
Consumer Staples	0.9%
Communication Services	0.8%
Cash & Other	-0.6%
Top Holdings	% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Nucor Corp.	3.3%
Broadcom, Inc.	3.3%
Microchip Technology, Inc.	3.0%
Newmont Goldcorp Corp.	2.7%
Air Products & Chemicals, Inc.	2.5%
Antero Resources Corp.	2.5%
Analog Devices, Inc.	2.5%
Rockwell Automation, Inc.	2.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/case-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre American Select Equity Fund

Investor Class

Ticker: DHANX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$54	0.96%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$471,086,896
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	78%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.9%
Industrials	21.7%
Materials	16.4%
Financials	11.6%
Energy	6.7%
Real Estate	4.1%
Health Care	3.5%
Consumer Staples	0.9%
Communication Services	0.8%
Cash & Other	-0.6%
Top Holdings	% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Nucor Corp.	3.3%
Broadcom, Inc.	3.3%
Microchip Technology, Inc.	3.0%
Newmont Goldcorp Corp.	2.7%
Air Products & Chemicals, Inc.	2.5%
Antero Resources Corp.	2.5%
Analog Devices, Inc.	2.5%
Rockwell Automation, Inc.	2.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/case-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre Global Infrastructure Fund

Advisor Class

Ticker: DHIVX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$68	1.30%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$84,749,547
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	7%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Industry Breakdown	% of Net Assets
Oil, Gas & Consumable Fuels	26.5%
Diversified Telecommunication Services	21.5%
Electric Utilities	16.0%
Wireless Telecommunication Services	12.0%
Multi-Utilities	8.8%
Electrical Equipment	6.7%
Transportation Infrastructure	3.3%
Health Care Providers & Services	3.2%
Cash & Other	2.0%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.1%
Verizon Communications, Inc.	5.6%
SoftBank Group Corp.	5.2%
AT&T, Inc.	4.9%
Williams Cos., Inc.	4.4%
Deutsche Telekom AG	3.6%
TC Energy Corp.	3.5%
HCA Healthcare, Inc.	3.2%
Kinder Morgan, Inc.	3.1%
NextEra Energy, Inc.	2.8%
Geographic Breakdown	% of Net Assets
United States	52.4%
Canada	13.0%
Japan	9.0%
Germany	4.5%
France	4.3%
Spain	4.0%
United Kingdom	3.1%
Switzerland	3.1%
Australia	1.9%
Cash & Other	4.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cgi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre Global Infrastructure Fund

Investor Class

Ticker: DHINX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$60	1.15%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$84,749,547
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	7%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Industry Breakdown	% of Net Assets
Oil, Gas & Consumable Fuels	26.5%
Diversified Telecommunication Services	21.5%
Electric Utilities	16.0%
Wireless Telecommunication Services	12.0%
Multi-Utilities	8.8%
Electrical Equipment	6.7%
Transportation Infrastructure	3.3%
Health Care Providers & Services	3.2%
Cash & Other	2.0%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.1%
Verizon Communications, Inc.	5.6%
SoftBank Group Corp.	5.2%
AT&T, Inc.	4.9%
Williams Cos., Inc.	4.4%
Deutsche Telekom AG	3.6%
TC Energy Corp.	3.5%
HCA Healthcare, Inc.	3.2%
Kinder Morgan, Inc.	3.1%
NextEra Energy, Inc.	2.8%
Geographic Breakdown	% of Net Assets
United States	52.4%
Canada	13.0%
Japan	9.0%
Germany	4.5%
France	4.3%
Spain	4.0%
United Kingdom	3.1%
Switzerland	3.1%
Australia	1.9%
Cash & Other	4.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cgi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Investor Class

Ticker: AAANX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$62	1.16%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$781,532,338
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	36%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	10.4%
Communication Services	2.4%
Consumer Discretionary	2.2%
Industrials	1.9%
Materials	0.7%
Health Care	0.5%
Consumer Staples	0.4%
Financials	0.3%
Utilities	0.1%
Cash & Other	81.1%
Geographic Breakdown	% of Net Assets
United States	114.1%
Japan	0.4%
Canada	0.3%
China	0.3%
Taiwan	0.2%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-15.7%
Type of Security	% of Net Assets
Exchange Traded Funds	81.1%
Common Stocks	19.0%
Investments Purchased with Proceeds from Securities Lending	15.9%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	-16.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Advisor Class

Ticker: HASAX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$70	1.31%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$781,532,338
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	36%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	10.4%
Communication Services	2.4%
Consumer Discretionary	2.2%
Industrials	1.9%
Materials	0.7%
Health Care	0.5%
Consumer Staples	0.4%
Financials	0.3%
Utilities	0.1%
Cash & Other	81.1%
Geographic Breakdown	% of Net Assets
United States	114.1%
Japan	0.4%
Canada	0.3%
China	0.3%
Taiwan	0.2%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-15.7%
Type of Security	% of Net Assets
Exchange Traded Funds	81.1%
Common Stocks	19.0%
Investments Purchased with Proceeds from Securities Lending	15.9%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	-16.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Institutional Class

Ticker: HASIX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$56	1.06%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$781,532,338
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	36%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	10.4%
Communication Services	2.4%
Consumer Discretionary	2.2%
Industrials	1.9%
Materials	0.7%
Health Care	0.5%
Consumer Staples	0.4%
Financials	0.3%
Utilities	0.1%
Cash & Other	81.1%
Geographic Breakdown	% of Net Assets
United States	114.1%
Japan	0.4%
Canada	0.3%
China	0.3%
Taiwan	0.2%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-15.7%
Type of Security	% of Net Assets
Exchange Traded Funds	81.1%
Common Stocks	19.0%
Investments Purchased with Proceeds from Securities Lending	15.9%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	-16.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Investor Class

Ticker: AIMNX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$47	0.94%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$291,154,092
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	20%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	3.0%
Money Market Funds	0.4%
Cash & Other	-3.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Advisor Class

Ticker: AIHAX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$55	1.10%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$291,154,092
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	20%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	3.0%
Money Market Funds	0.4%
Cash & Other	-3.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Institutional Class

Ticker: AIRIX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$42	0.84%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$291,154,092
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	20%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	3.0%
Money Market Funds	0.4%
Cash & Other	-3.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Investor Class

Ticker: ARANX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$61	1.16%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$1,597,025,378
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	21%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.4%
Communication Services	1.7%
Consumer Discretionary	1.5%
Industrials	1.4%
Materials	0.5%
Health Care	0.4%
Consumer Staples	0.3%
Financials	0.2%
Finance and Insurance	0.1%
Cash & Other	86.5%
Geographic Breakdown	% of Net Assets
United States	99.6%
Japan	0.3%
China	0.2%
Canada	0.1%
Taiwan	0.1%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-0.7%
Type of Security	% of Net Assets
Exchange Traded Funds	85.7%
Common Stocks	13.6%
Investments Purchased with Proceeds from Securities Lending	0.8%
Purchased Options	0.7%
Money Market Funds	0.6%
Written Options	-0.3%
Cash & Other	-1.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Advisor Class

Ticker: ARAAX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$69	1.31%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$1,597,025,378
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	21%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.4%
Communication Services	1.7%
Consumer Discretionary	1.5%
Industrials	1.4%
Materials	0.5%
Health Care	0.4%
Consumer Staples	0.3%
Financials	0.2%
Finance and Insurance	0.1%
Cash & Other	86.5%
Geographic Breakdown	% of Net Assets
United States	99.6%
Japan	0.3%
China	0.2%
Canada	0.1%
Taiwan	0.1%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-0.7%
Type of Security	% of Net Assets
Exchange Traded Funds	85.7%
Common Stocks	13.6%
Investments Purchased with Proceeds from Securities Lending	0.8%
Purchased Options	0.7%
Money Market Funds	0.6%
Written Options	-0.3%
Cash & Other	-1.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Institutional Class

Ticker: ACRIX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$56	1.06%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$1,597,025,378
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	21%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.4%
Communication Services	1.7%
Consumer Discretionary	1.5%
Industrials	1.4%
Materials	0.5%
Health Care	0.4%
Consumer Staples	0.3%
Financials	0.2%
Finance and Insurance	0.1%
Cash & Other	86.5%
Geographic Breakdown	% of Net Assets
United States	99.6%
Japan	0.3%
China	0.2%
Canada	0.1%
Taiwan	0.1%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-0.7%
Type of Security	% of Net Assets
Exchange Traded Funds	85.7%
Common Stocks	13.6%
Investments Purchased with Proceeds from Securities Lending	0.8%
Purchased Options	0.7%
Money Market Funds	0.6%
Written Options	-0.3%
Cash & Other	-1.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Investor Class

Ticker: HESGX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$47	0.91%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$530,762,674
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	7%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.2%
Financials	9.1%
Communication Services	8.9%
Consumer Discretionary	8.7%
Health Care	8.2%
Industrials	6.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.6%
Cash & Other	12.7%
Type of Security	% of Net Assets
Common Stocks	89.4%
Exchange Traded Funds	8.8%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.2%
Cash & Other	0.0%
How has the Fund changed over the past year?

On May 15, 2026, the Fund filed an amendment to its registration statement (which became effective on July 10, 2026) to allow the Fund to use options as a part of its principal investment strategy.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/defc-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Advisor Class

Ticker: HESAX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$55	1.06%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$530,762,674
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	7%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.2%
Financials	9.1%
Communication Services	8.9%
Consumer Discretionary	8.7%
Health Care	8.2%
Industrials	6.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.6%
Cash & Other	12.7%
Type of Security	% of Net Assets
Common Stocks	89.4%
Exchange Traded Funds	8.8%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.2%
Cash & Other	0.0%
How has the Fund changed over the past year?

On May 15, 2026, the Fund filed an amendment to its registration statement (which became effective on July 10, 2026) to allow the Fund to use options as a part of its principal investment strategy.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/defc-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Investor Class

Ticker: HNDRX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$51	1.00%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$1,065,109,109
Number of Portfolio Holdings	518
Portfolio Turnover Rate (%)	1%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	37.1%
Financials	11.8%
Communication Services	8.9%
Industrials	8.6%
Health Care	8.5%
Consumer Discretionary	8.1%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.1%
Cash & Other	6.9%
Type of Security	% of Net Assets
Common Stocks	95.1%
Exchange Traded Funds	6.4%
Real Estate Investment Trusts	1.7%
Purchased Options	0.7%
Money Market Funds	0.5%
Investments Purchased with Proceeds from Securities Lending	0.1%
Rights	0.0%
Written Options	-4.6%
Cash & Other	0.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/def-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Advisor Class

Ticker: HADRX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$60	1.18%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$1,065,109,109
Number of Portfolio Holdings	518
Portfolio Turnover Rate (%)	1%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	37.1%
Financials	11.8%
Communication Services	8.9%
Industrials	8.6%
Health Care	8.5%
Consumer Discretionary	8.1%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.1%
Cash & Other	6.9%
Type of Security	% of Net Assets
Common Stocks	95.1%
Exchange Traded Funds	6.4%
Real Estate Investment Trusts	1.7%
Purchased Options	0.7%
Money Market Funds	0.5%
Investments Purchased with Proceeds from Securities Lending	0.1%
Rights	0.0%
Written Options	-4.6%
Cash & Other	0.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/def-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Investor Class

Ticker: HNDDX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$54	1.04%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$170,467,355
Number of Portfolio Holdings	206
Portfolio Turnover Rate (%)	5%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	36.5%
Financials	13.1%
Communication Services	10.5%
Health Care	9.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.5%
Utilities	2.5%
Cash & Other	2.1%
Type of Security	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Real Estate Investment Trusts	0.0%
Written Options	-0.1%
Cash & Other	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/epi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Advisor Class

Ticker: HADUX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$63	1.20%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$170,467,355
Number of Portfolio Holdings	206
Portfolio Turnover Rate (%)	5%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	36.5%
Financials	13.1%
Communication Services	10.5%
Health Care	9.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.5%
Utilities	2.5%
Cash & Other	2.1%
Type of Security	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Real Estate Investment Trusts	0.0%
Written Options	-0.1%
Cash & Other	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/epi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Investor Class

Ticker: HSMNX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$56	1.06%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$749,346,028
Number of Portfolio Holdings	297
Portfolio Turnover Rate (%)	114%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	22.8%
Industrials	20.0%
Information Technology	11.6%
Consumer Discretionary	10.3%
Health Care	9.7%
Energy	8.7%
Real Estate	5.7%
Materials	3.7%
Consumer Staples	3.3%
Cash & Other	4.2%
Type of Security	% of Net Assets
Common Stocks	94.7%
Real Estate Investment Trusts	5.1%
Money Market Funds	0.2%
Cash & Other	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/smid-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Advisor Class

Ticker: HSMBX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$66	1.24%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$749,346,028
Number of Portfolio Holdings	297
Portfolio Turnover Rate (%)	114%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	22.8%
Industrials	20.0%
Information Technology	11.6%
Consumer Discretionary	10.3%
Health Care	9.7%
Energy	8.7%
Real Estate	5.7%
Materials	3.7%
Consumer Staples	3.3%
Cash & Other	4.2%
Type of Security	% of Net Assets
Common Stocks	94.7%
Real Estate Investment Trusts	5.1%
Money Market Funds	0.2%
Cash & Other	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/smid-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Investor Class

Ticker: USRAX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$52	1.00%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$777,908,650
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	33%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.1%
Financials	12.2%
Health Care	11.3%
Communication Services	10.8%
Industrials	7.6%
Energy	6.9%
Consumer Staples	6.0%
Consumer Discretionary	5.1%
Materials	2.9%
Cash & Other	5.1%
Type of Security	% of Net Assets
Common Stocks	97.0%
Real Estate Investment Trusts	2.6%
Money Market Funds	0.3%
Cash & Other	0.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mfue-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Advisor Class

Ticker: USRTX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$60	1.15%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$777,908,650
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	33%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.1%
Financials	12.2%
Health Care	11.3%
Communication Services	10.8%
Industrials	7.6%
Energy	6.9%
Consumer Staples	6.0%
Consumer Discretionary	5.1%
Materials	2.9%
Cash & Other	5.1%
Type of Security	% of Net Assets
Common Stocks	97.0%
Real Estate Investment Trusts	2.6%
Money Market Funds	0.3%
Cash & Other	0.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mfue-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Investor Class

Ticker: HTFNX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$39	0.78%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$182,370,957
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	380%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	34.0%
Money Market Funds	0.2%
Cash & Other	-34.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/tfi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Advisor Class

Ticker: HTFAX

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$46	0.93%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$182,370,957
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	380%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	34.0%
Money Market Funds	0.2%
Cash & Other	-34.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/tfi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Core Bond ETF

Ticker: BNDY

Exchange: CBOE

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Core Bond ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cbf-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Bond ETF	$33	0.65%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$249,843,443
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	0%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.3%
Money Market Funds	0.4%
Purchased Options	0.1%
Written Options	-0.3%
Cash & Other	0.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cbf-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Core Equity ETF

Ticker: STOX

Exchange: CBOE

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Core Equity ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cef-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Equity ETF	$37	0.71%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$155,149,230
Number of Portfolio Holdings	170
Portfolio Turnover Rate (%)	16%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.5%
Financials	11.1%
Communication Services	9.2%
Health Care	9.0%
Consumer Discretionary	7.9%
Industrials	7.1%
Consumer Staples	5.5%
Energy	3.5%
Materials	1.8%
Cash & Other	10.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.3%
Exchange Traded Funds	6.7%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.2%
Purchased Options	0.0%
Written Options	0.0%
Cash & Other	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cef-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Digital Frontier ETF

Ticker: YNOT

Exchange: NASDAQ

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Digital Frontier ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/dff-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Digital Frontier ETF	$41	0.75%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$124,514,147
Number of Portfolio Holdings	105
Portfolio Turnover Rate (%)	57%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	50.7%
Industrials	15.6%
Communication Services	12.5%
Consumer Discretionary	8.3%
Materials	8.2%
Financials	1.8%
Utilities	1.2%
Health Care	0.7%
Energy	0.6%
Cash & Other	0.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Purchased Options	0.0%
Written Options	-0.3%
Cash & Other	0.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/dff-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Dividend Income ETF

Ticker: DIVN

Exchange: CBOE

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Dividend Income ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/dif-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Dividend Income ETF	$37	0.70%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$185,702,630
Number of Portfolio Holdings	129
Portfolio Turnover Rate (%)	14%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	23.5%
Health Care	18.5%
Consumer Staples	13.5%
Financials	13.2%
Energy	7.8%
Consumer Discretionary	7.7%
Industrials	7.4%
Communication Services	7.4%
Materials	0.6%
Cash & Other	0.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	100.0%
Money Market Funds	0.0%
Written Options	0.0%
Cash & Other	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/dif-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Expedition Plus ETF

Ticker: HBTA

Exchange: NYSE ARCA

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Expedition Plus ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/hbta-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Expedition Plus ETF	$46	0.86%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$155,893,868
Number of Portfolio Holdings	210
Portfolio Turnover Rate (%)	18%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	37.5%
Communication Services	10.6%
Industrials	9.9%
Consumer Discretionary	8.8%
Financials	7.6%
Health Care	5.4%
Energy	3.5%
Consumer Staples	3.4%
Materials	1.5%
Cash & Other	11.8%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	89.3%
Exchange Traded Funds	8.7%
Real Estate Investment Trusts	1.4%
Money Market Funds	0.4%
Purchased Options	0.3%
Written Options	-0.5%
Cash & Other	0.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/hbta-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Flexible Income ETF

Ticker: FLXN

Exchange: CBOE

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Flexible Income ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/fif-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Flexible Income ETF	$41	0.80%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$49,315,590
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	2%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.5%
Money Market Funds	0.0%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	0.6%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/fif-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon International Equity ETF

Ticker: FRGN

Exchange: NYSE ARCA

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon International Equity ETF (the "Fund") for the period December 2, 2025 to May 31, 2026. You can find additional information about the Fund at https://horizonmutualfunds.com/ie-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon International Equity ETF[1]	$42	0.75%
[1]	Expense reported are for the period of December 2, 2025 to May 31, 2026. Expenses for the full reporting period would be higher.
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$101,362,223
Number of Portfolio Holdings	284
Portfolio Turnover Rate (%)	64%
What did the Fund invest in?
(as of May 31, 2026)
Geographic Breakdown	% of Net Assets
Japan	15.3%
Canada	9.5%
Taiwan	8.7%
United Kingdom	8.2%
South Korea	7.9%
France	6.4%
Switzerland	6.1%
Netherlands	5.0%
China	4.5%
Cash & Other	28.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	97.3%
Exchange Traded Funds	1.0%
Preferred Stocks	0.7%
Real Estate Investment Trusts	0.6%
Money Market Funds	0.0%
Cash & Other	0.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/ie-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon International Managed Risk ETF

Ticker: SFTX

Exchange: NYSE ARCA

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon International Managed Risk ETF (the "Fund") for the period December 2, 2025 to May 31, 2026. You can find additional information about the Fund at https://horizonmutualfunds.com/imr-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon International Managed Risk ETF[1]	$45	0.82%
[1]	Expense reported are for the period of December 2, 2025 to May 31, 2026. Expenses for the full reporting period would be higher.
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$424,356,864
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	108%
What did the Fund invest in?
(as of May 31, 2026)
Geographic Breakdown	% of Net Assets
Japan	15.5%
Canada	9.5%
Taiwan	8.7%
United Kingdom	8.2%
South Korea	8.0%
France	6.3%
Switzerland	6.0%
Netherlands	5.0%
China	4.5%
Cash & Other	28.3%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	97.4%
Exchange Traded Funds	1.0%
Preferred Stocks	0.7%
Real Estate Investment Trusts	0.6%
Cash & Other	0.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/imr-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Landmark ETF

Ticker: BENJ

Exchange: NYSE ARCA

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Landmark ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/benj-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Landmark ETF	$20	0.40%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$236,287,275
Number of Portfolio Holdings	5
Portfolio Turnover Rate (%)	0%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	100.0%
Money Market Funds	0.4%
Cash & Other	-0.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/benj-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Managed Risk ETF

Ticker: SFTY

Exchange: CBOE

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Managed Risk ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mrf-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Managed Risk ETF	$41	0.78%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$471,620,270
Number of Portfolio Holdings	164
Portfolio Turnover Rate (%)	10%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.6%
Financials	11.1%
Communication Services	9.2%
Health Care	9.0%
Consumer Discretionary	7.9%
Industrials	7.0%
Consumer Staples	5.5%
Energy	3.5%
Materials	1.8%
Cash & Other	10.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.3%
Exchange Traded Funds	6.7%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.3%
Cash & Other	0.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mrf-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Nasdaq-100 Defined Risk ETF

Ticker: QGRD

Exchange: NASDAQ

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Nasdaq-100 Defined Risk ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/n1d-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Nasdaq-100 Defined Risk ETF	$45	0.85%
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$104,917,050
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	0%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	99.7%
Money Market Funds	0.1%
Written Options	-0.3%
Cash & Other	0.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/n1d-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Small/Mid Cap Core Equity ETF

Ticker: SMOX

Exchange: NYSE ARCA

Semi-Annual Shareholder Report

May 31, 2026

This semi-annual shareholder report contains important information about Horizon Small/Mid Cap Core Equity ETF (the "Fund") for the period December 2, 2025 to May 31, 2026. You can find additional information about the Fund at https://horizonmutualfunds.com/smcc-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Small/Mid Cap Core Equity ETF[1]	$40	0.75%
[1]	Expense reported are for the period of December 2, 2025 to May 31, 2026. Expenses for the full reporting period would be higher.
What are some key Fund statistics?
(as of May 31, 2026)
Net Assets ($)	$70,564,167
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	37%
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Industrials	23.2%
Financials	15.0%
Information Technology	14.0%
Consumer Discretionary	10.3%
Health Care	8.7%
Real Estate	7.0%
Energy	6.8%
Materials	4.7%
Consumer Staples	4.7%
Cash & Other	5.6%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.7%
Real Estate Investment Trusts	6.5%
Money Market Funds	0.7%
Purchased Options	0.2%
Written Options	-0.5%
Cash & Other	1.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/smcc-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

HORIZON FUNDS	Financial Statements

Centre American Select Equity Fund		Centre Global Infrastructure Fund
Advisor Class Investor Class	DHAMX DHANX	Advisor Class Investor Class	DHIVX DHINX

Horizon Active Asset Allocation Fund			Horizon Active Income Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX

Horizon Active Risk Assist® Fund			Horizon Defensive Core Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX	Investor Class Advisor Class	Shares Shares	HESGX HESAX

Horizon Defined Risk Fund			Horizon Equity Premium Income Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Multi-Factor Small/Mid Cap Fund			Horizon Multi-Factor U.S. Equity Fund
Investor Class Advisor Class	Shares Shares	HSMNX HSMBX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon Tactical Fixed Income Fund
Investor Class Advisor Class	Shares Shares	HTFNX HTFAX

May 31, 2026

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Centre American Select Equity Fund, Centre Global Infrastructure Fund, Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments and Written Options	1
Statements of Assets and Liabilities	79
Statements of Operations	83
Statements of Changes in Net Assets	86
Financial Highlights	93
Notes to Financial Statements	122
Additional Information	143
Privacy Notice	146

Centre American Select Equity Fund

Schedule of Investments (Unaudited)

May 31, 2026

	Shares	Value
COMMON STOCKS — 96.5%
Aerospace & Defense — 4.1%
General Dynamics Corp.	30,742	$10,661,941
Huntington Ingalls Industries, Inc.	28,408	8,754,493
		19,416,434
Banks — 9.7%
Citizens Financial Group, Inc.	138,150	8,601,219
KeyCorp	447,351	9,541,997
M&T Bank Corp.	43,712	9,446,600
Truist Financial Corp.	183,010	8,822,912
US Bancorp	167,105	9,165,709
		45,578,437
Biotechnology — 0.9%
AbbVie, Inc.	18,557	4,040,230

Building Products — 1.8%
Trane Technologies PLC	18,735	8,455,105

Chemicals — 6.2%
Air Products & Chemicals, Inc.	43,064	11,998,492
Celanese Corp.	150,909	8,017,795
Eastman Chemical Co.	120,553	9,146,356
		29,162,643
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	4,626	4,423,936

Containers & Packaging — 1.9%
Smurfit Westrock PLC	212,471	8,743,182

Electrical Equipment — 7.1%
GE Vernova, Inc.	11,372	11,011,735
Generac Holdings, Inc. (a)	38,853	10,797,637
Rockwell Automation, Inc.	26,132	11,787,100
		33,596,472
Entertainment — 0.8%
Netflix, Inc. (a)	42,005	3,613,270

Financial Services — 1.9%
Berkshire Hathaway, Inc. - Class B (a)	18,520	8,787,370

See accompanying notes to financial statements.

Centre American Select Equity Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Ground Transportation — 6.8%
CSX Corp.	235,142	$10,642,527
JB Hunt Transport Services, Inc.	39,047	10,793,762
Knight-Swift Transportation Holdings, Inc.	141,089	10,670,561
		32,106,850
Health Care Providers & Services — 2.0%
Cigna Group	33,274	9,230,208

Industrial Conglomerates — 1.9%
3M Co.	58,923	9,022,879

Metals & Mining — 8.3%
Freeport-McMoRan, Inc.	169,679	11,149,607
Newmont Goldcorp Corp.	113,953	12,513,179
Nucor Corp.	62,456	15,614,000
		39,276,786
Oil, Gas & Consumable Fuels — 6.7%
Antero Resources Corp. (a)	335,626	11,998,630
EQT Corp.	199,512	10,959,194
Range Resources Corp.	224,431	8,741,587
		31,699,411
Pharmaceuticals — 0.6%
Merck & Co., Inc.	25,237	2,996,137

Semiconductors & Semiconductor Equipment — 25.1% (b)
Advanced Micro Devices, Inc. (a)	16,543	8,537,842
Analog Devices, Inc.	28,889	11,955,713
Applied Materials, Inc.	8,654	3,894,819
Broadcom, Inc.	34,765	15,531,959
KLA Corp.	1,382	2,655,803
Lam Research Corp.	13,420	4,269,976
Microchip Technology, Inc.	147,047	13,917,999
Micron Technology, Inc.	11,705	11,365,555
NVIDIA Corp.	175,886	37,136,570
Texas Instruments, Inc.	30,112	9,204,636
		118,470,872
Software — 2.6%
Palantir Technologies, Inc. - Class A (a)	22,814	3,571,303
Salesforce, Inc.	44,606	8,524,207
		12,095,510
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	108,593	33,887,532
TOTAL COMMON STOCKS (Cost $367,523,021)		454,603,264

See accompanying notes to financial statements.

Centre American Select Equity Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Industrial REITs — 2.2%
Prologis, Inc.	71,451	$10,251,075

Specialized REITs — 1.9%
Weyerhaeuser Co.	367,725	9,012,939
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,945,743)		19,264,014

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.2% (a)
Put Options — 0.2%
S&P 500 Index, Expiration: 09/18/2026; Exercise Price: $5,675.00 (c)(d)	$439,643,480	580	1,154,200
PURCHASED OPTIONS (Cost $3,332,312)			1,154,200

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 3.55% (e)	2,124,106	2,124,106
TOTAL MONEY MARKET FUNDS (Cost $2,124,106)		2,124,106

TOTAL INVESTMENTS — 101.3% (Cost $391,925,182)		477,145,584
Liabilities in Excess of Other Assets — (1.3)%		(6,058,688)
TOTAL NET ASSETS — 100.0%		$471,086,896

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 98.0%
Australia — 1.9%
Transportation Infrastructure — 1.9%
Transurban Group	151,684	$1,633,168

Canada — 13.0%
Multi-Utilities — 2.0%
Algonquin Power & Utilities Corp.	287,814	1,695,224

Oil, Gas & Consumable Fuels — 11.0% (a)
Enbridge, Inc.	94,408	5,179,720
Pembina Pipeline Corp.	25,239	1,177,326
TC Energy Corp.	44,965	2,996,036
		9,353,082
Total Canada		11,048,306

France — 4.3%
Diversified Telecommunication Services — 1.3%
Orange SA	51,697	1,081,468

Electrical Equipment — 2.1%
Schneider Electric SE	5,705	1,796,329

Multi-Utilities — 0.9%
Engie SA	25,780	795,946
Total France		3,673,743

Germany — 4.5%
Diversified Telecommunication Services — 3.6%
Deutsche Telekom AG	90,364	3,041,856

Multi-Utilities — 0.9%
E.ON SE	35,665	757,113
Total Germany		3,798,969

Italy — 1.6%
Electric Utilities — 1.6%
Enel SpA	118,332	1,328,464

Japan — 9.0%
Diversified Telecommunication Services — 0.9%
NTT, Inc.	785,500	737,339

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Wireless Telecommunication Services — 8.1%
KDDI Corp.	88,600	$1,523,443
SoftBank Corp.	715,300	966,967
SoftBank Group Corp.	93,800	4,411,866
		6,902,276
Total Japan		7,639,615

Netherlands — 0.7%
Diversified Telecommunication Services — 0.7%
Koninklijke KPN NV	106,871	556,705

Singapore — 0.8%
Diversified Telecommunication Services — 0.8%
Singapore Telecommunications Ltd.	205,100	697,461

Spain — 4.0%
Electric Utilities — 2.6%
Iberdrola SA	97,237	2,211,633

Transportation Infrastructure — 1.4%
Aena SME SA (b)	39,723	1,153,688
Total Spain		3,365,321

Switzerland — 3.1%
Diversified Telecommunication Services — 0.7%
Swisscom AG	729	624,350

Electrical Equipment — 2.4%
ABB Ltd.	18,643	1,997,217
Total Switzerland		2,621,567

United Kingdom — 3.1%
Electric Utilities — 0.6%
SSE PLC	15,396	483,302

Multi-Utilities — 1.3%
National Grid PLC	70,932	1,141,985

Wireless Telecommunication Services — 1.2%
Vodafone Group PLC	666,106	999,302
Total United Kingdom		2,624,589

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
United States — 52.0% (c)
Diversified Telecommunication Services — 13.5%
AST SpaceMobile, Inc. (d)	4,806	$545,048
AT&T, Inc.	168,432	4,177,114
Comcast Corp. - Class A	78,523	1,952,867
Verizon Communications, Inc.	99,103	4,738,114
		11,413,143
Electric Utilities — 11.2%
American Electric Power Co., Inc.	7,179	909,364
Constellation Energy Corp.	4,233	1,218,046
Duke Energy Corp.	10,457	1,283,388
Entergy Corp.	5,850	637,942
Exelon Corp.	13,559	618,833
NextEra Energy, Inc.	27,607	2,402,085
PG&E Corp.	29,490	481,867
Southern Co.	14,810	1,363,260
Xcel Energy, Inc.	7,764	617,238
		9,532,023
Electrical Equipment — 2.2%
GE Vernova, Inc.	1,920	1,859,174

Health Care Providers & Services — 3.2%
HCA Healthcare, Inc.	7,173	2,715,267

Multi-Utilities — 3.7%
Consolidated Edison, Inc.	4,868	514,207
Dominion Energy, Inc.	11,484	768,739
Public Service Enterprise Group, Inc.	7,220	567,853
Sempra	8,902	793,435
WEC Energy Group, Inc.	4,291	476,516
		3,120,750
Oil, Gas & Consumable Fuels — 15.5% (a)
Cheniere Energy, Inc.	9,500	2,136,170
Kinder Morgan, Inc.	85,869	2,668,809
ONEOK, Inc.	26,727	2,243,464
Targa Resources Corp.	9,292	2,370,111
Williams Cos., Inc.	52,388	3,739,979
		13,158,533
Wireless Telecommunication Services — 2.7%
T-Mobile US, Inc.	12,349	2,315,808
Total United States		44,114,698
TOTAL COMMON STOCKS (Cost $60,742,647)		83,102,606

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.55% (e)	332,622	$332,622
TOTAL MONEY MARKET FUNDS (Cost $332,622)		332,622

TOTAL INVESTMENTS — 98.4% (Cost $61,075,269)		83,435,228
Other Assets in Excess of Liabilities — 1.6%		1,314,319
TOTAL NET ASSETS — 100.0%		$84,749,547

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $1,153,688 or 1.4% of the Fund’s net assets.

(c)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited)

May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 81.1%
Avantis International Small Cap Value ETF (a)	413,313	$45,555,359
Goldman Sachs Equal Weight US Large Cap Equity ETF (a)	163,925	15,253,221
Invesco KBW Bank ETF	255,904	22,299,475
Invesco S&P 500 Equal Weight ETF (a)	183,141	38,245,335
iShares Core MSCI Emerging Markets ETF	963,921	80,458,486
iShares Core MSCI International Developed Markets ETF	1,321,847	119,508,187
iShares International Select Dividend ETF (a)	664,409	29,619,353
iShares Latin America 40 ETF	583,908	20,401,746
iShares MSCI All Country Asia ex Japan ETF	207,925	24,755,551
iShares MSCI Japan ETF (a)	247,018	22,962,793
State Street Communication Services Select Sector SPDR ETF (a)	186,642	21,592,613
State Street SPDR Portfolio S&P 500 Growth ETF (b)	1,343,998	163,295,757
State Street SPDR S&P Regional Banking ETF (a)	425,600	29,626,016
TOTAL EXCHANGE TRADED FUNDS (Cost $512,896,078)		633,573,892

COMMON STOCKS — 19.0%
Aerospace & Defense — 0.1%
AeroVironment, Inc. (c)	3,058	633,740

Automobiles — 0.5%
Tesla, Inc. (c)	8,579	3,738,642

Banks — 0.1%
JPMorgan Chase & Co.	2,713	812,028

Broadline Retail — 1.7%
Alibaba Group Holding Ltd. - ADR (a)	7,669	952,643
Amazon.com, Inc. (c)	46,496	12,583,678
		13,536,321
Communications Equipment — 0.1%
Arista Networks, Inc. (c)	6,564	1,046,761

Construction & Engineering — 0.2%
AECOM	13,890	963,549
Quanta Services, Inc.	1,101	783,615
		1,747,164
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	1,106	1,057,690
Walmart, Inc.	15,155	1,754,191
		2,811,881

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Electric Utilities — 0.1%
Constellation Energy Corp.	2,203	$633,913
Oklo, Inc. (a)(c)	7,512	502,403
		1,136,316
Electrical Equipment — 0.7%
ABB Ltd. - ADR	7,874	840,471
Bloom Energy Corp. - Class A (c)	3,443	981,255
Eaton Corp. PLC	1,989	796,793
GE Vernova, Inc.	1,425	1,379,856
Schneider Electric SE - ADR	12,878	810,026
Vertiv Holdings Co. - Class A	2,264	714,768
		5,523,169
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	4,406	798,191

Entertainment — 0.1%
Netflix, Inc. (c)	6,346	545,883

Financial Services — 0.2%
Berkshire Hathaway, Inc. - Class B (c)	994	471,633
MasterCard, Inc. - Class A	899	444,088
Visa, Inc. - Class A	1,706	556,770
		1,472,491
Health Care Equipment & Supplies — 0.1%
Intuitive Surgical, Inc. (c)	1,719	729,956

Industrial Conglomerates — 0.2%
Hitachi Ltd. - ADR	24,557	796,875
Siemens AG - ADR	6,410	1,005,280
		1,802,155
Interactive Media & Services — 2.1%
Alphabet, Inc. - Class A	33,905	12,895,428
Meta Platforms, Inc. - Class A	1,931	1,221,377
Tencent Holdings Ltd. - ADR	40,701	2,222,274
		16,339,079
IT Services — 0.2%
Cloudflare, Inc. - Class A (c)	3,289	795,346
Shopify, Inc. - Class A (c)	6,033	716,177
		1,511,523

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Machinery — 0.5%
Caterpillar, Inc.	2,722	$2,384,118
Cummins, Inc.	943	609,772
Symbotic, Inc. (c)	10,792	501,019
		3,494,909
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd.	3,265	597,985
Barrick Mining Corp.	13,899	591,403
BHP Group Ltd. - ADR (a)	10,218	908,482
Freeport-McMoRan, Inc.	8,862	582,322
Newmont Goldcorp Corp.	6,494	713,106
Rio Tinto PLC - ADR	6,462	687,492
Southern Copper Corp.	4,600	879,892
Wheaton Precious Metals Corp.	3,968	526,157
		5,486,839
Oil, Gas & Consumable Fuels — 0.1%
Exxon Mobil Corp.	4,268	619,970

Pharmaceuticals — 0.4%
Eli Lilly & Co.	2,363	2,611,115
Johnson & Johnson	2,569	578,873
		3,189,988
Professional Services — 0.2%
Jacobs Solutions, Inc.	12,581	1,507,959

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc. (c)	3,164	1,632,940
Applied Materials, Inc.	5,468	2,460,928
Broadcom, Inc.	16,735	7,476,696
First Solar, Inc. (c)	2,891	886,930
Intel Corp. (c)	16,144	1,851,394
Marvell Technology, Inc.	4,505	923,525
Micron Technology, Inc.	1,847	1,793,437
NVIDIA Corp.	88,553	18,697,080
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,168	1,744,100
Tokyo Electron Ltd. - ADR	5,241	890,551
		38,357,581

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Software — 3.9%
AppLovin Corp. - Class A (c)	1,901	$1,165,484
CCC Intelligent Solutions Holdings, Inc. (c)	45,247	212,661
Crowdstrike Holdings, Inc. - Class A (c)	2,056	1,502,936
Fair Isaac Corp. (c)	786	982,964
Microsoft Corp.	34,279	15,433,777
Nebius Group NV (c)	3,685	851,567
Oracle Corp.	15,466	3,491,913
Palantir Technologies, Inc. - Class A (c)	27,913	4,369,501
Palo Alto Networks, Inc. (c)	4,851	1,366,478
Salesforce, Inc.	4,524	864,536
		30,241,817
Specialty Retail — 0.0% (d)
Home Depot, Inc.	746	236,586

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	30,122	9,399,871

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. - ADR (a)	67,378	1,593,490
TOTAL COMMON STOCKS (Cost $124,969,909)		148,314,310

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1% (c)
Put Options — 0.1%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $650.00 (e)(f)	$73,831,000	1,000	813,000
TOTAL PURCHASED OPTIONS (Cost $834,129)			813,000

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.9%
First American Government Obligations Fund - Class X, 3.55% (g)	124,509,872	$124,509,872
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $124,509,872)		124,509,872

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.55% (g)	826,188	826,188
TOTAL MONEY MARKET FUNDS (Cost $826,188)		826,188

TOTAL INVESTMENTS — 116.2% (Cost $764,036,176)		908,037,262
Liabilities in Excess of Other Assets — (16.2)%		(126,504,924)
TOTAL NET ASSETS — 100.0%		$781,532,338

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $122,068,386.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $37,665,000.

(c)	Non-income producing security.

(d)	Represents less than 0.05% of net assets.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of written options (Unaudited)
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Put Options — (0.1)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $650.00 (a)(b)	$(73,831,000)	(1,000)	$(492,000)
TOTAL WRITTEN OPTIONS (Premiums received $482,156)			$(492,000)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
iShares 10+ Year Investment Grade Corporate Bond ETF (a)	703,603	$35,271,618
iShares 20+ Year Treasury Bond ETF	133,537	11,452,133
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	1,036,470	55,264,580
iShares TIPS Bond ETF	131,088	14,578,297
Janus Henderson Mortgage-Backed Securities ETF	320,378	14,452,252
PIMCO Active Bond Exchange-Traded Fund (b)	157,178	14,490,240
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (a)	294,176	14,554,858
PIMCO Multisector Bond Active ETF	2,730,022	72,318,283
State Street DoubleLine Total Return Tactical ETF (a)	655,868	25,959,255
Vanguard Total International Bond ETF	662,685	32,027,566
TOTAL EXCHANGE TRADED FUNDS (Cost $289,277,605)		290,369,082

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.0%
First American Government Obligations Fund - Class X, 3.55% (c)	8,850,900	8,850,900
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,850,900)		8,850,900

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.55% (c)	1,144,317	1,144,317
TOTAL MONEY MARKET FUNDS (Cost $1,144,317)		1,144,317

TOTAL INVESTMENTS — 103.2% (Cost $299,272,822)		300,364,299
Liabilities in Excess of Other Assets — (3.2)%		(9,210,207)
TOTAL NET ASSETS — 100.0%		$291,154,092

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $8,661,146.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $3,226,650.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 85.7%
Invesco S&P 500 Equal Weight ETF (a)	591,768	$123,578,911
iShares Core MSCI International Developed Markets ETF (a)	2,005,802	181,344,559
iShares MSCI All Country Asia ex Japan ETF	420,056	50,011,867
iShares MSCI USA Minimum Volatility ETF	787,136	76,037,338
iShares MSCI USA Quality Factor ETF	291,280	62,767,927
State Street SPDR Portfolio Developed World ex-US ETF	4,555,058	232,991,217
State Street SPDR Portfolio Emerging Markets ETF (a)	3,243,748	169,745,333
State Street SPDR Portfolio S&P 500 Growth ETF (b)	3,125,732	379,776,438
State Street SPDR Portfolio S&P 500 Value ETF (b)	1,521,997	92,917,917
TOTAL EXCHANGE TRADED FUNDS (Cost $1,054,872,921)		1,369,171,507

COMMON STOCKS — 13.6%
Aerospace & Defense — 0.1%
AeroVironment, Inc. (c)	4,493	931,129

Automobiles — 0.3%
Tesla, Inc. (c)	12,510	5,451,733

Banks — 0.1%
JPMorgan Chase & Co.	3,763	1,126,303

Broadline Retail — 1.2%
Alibaba Group Holding Ltd. - ADR (a)	11,283	1,401,574
Amazon.com, Inc. (c)	67,445	18,253,315
		19,654,889
Communications Equipment — 0.1%
Arista Networks, Inc. (c)	9,689	1,545,105

Construction & Engineering — 0.2%
AECOM	20,436	1,417,645
Quanta Services, Inc.	1,620	1,153,003
		2,570,648
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp.	1,690	1,616,181
Walmart, Inc.	21,846	2,528,674
		4,144,855
Electric Utilities — 0.1%
Constellation Energy Corp.	3,251	935,475
Oklo, Inc. (a)(c)	11,056	739,425
		1,674,900

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electrical Equipment — 0.5%
ABB Ltd. - ADR	11,624	$1,240,746
Bloom Energy Corp. - Class A (c)	5,011	1,428,135
Eaton Corp. PLC	2,933	1,174,960
GE Vernova, Inc.	2,097	2,030,567
Schneider Electric SE - ADR	19,013	1,195,918
Vertiv Holdings Co. - Class A	3,330	1,051,314
		8,121,640
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	6,483	1,174,460

Entertainment — 0.1%
Netflix, Inc. (c)	9,927	853,921

Financial Services — 0.1%
Berkshire Hathaway, Inc. - Class B (c)	1,476	700,333
MasterCard, Inc. - Class A	1,334	658,969
Visa, Inc. - Class A	2,662	868,770
		2,228,072
Health Care Equipment & Supplies — 0.1%
Intuitive Surgical, Inc. (c)	2,530	1,074,339

Healthcare Equipment & Supplies — 0.0% (d)
ABIOMED INC (c)(e)	113	0

Industrial Conglomerates — 0.2%
Hitachi Ltd. - ADR	36,142	1,172,808
Siemens AG - ADR	9,466	1,484,553
		2,657,361
Interactive Media & Services — 1.5%
Alphabet, Inc. - Class A	49,349	18,769,398
Meta Platforms, Inc. - Class A	2,839	1,795,696
Tencent Holdings Ltd. - ADR	59,918	3,271,523
		23,836,617
IT Services — 0.1%
Cloudflare, Inc. - Class A (c)	4,827	1,167,265
Shopify, Inc. - Class A (c)	8,841	1,049,515
		2,216,780
Machinery — 0.3%
Caterpillar, Inc.	4,007	3,509,611
Cummins, Inc.	1,387	896,876
Symbotic, Inc. (c)	15,814	734,165
		5,140,652

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd.	4,790	$877,289
Barrick Mining Corp.	20,380	867,169
BHP Group Ltd. - ADR (a)	15,074	1,340,229
Freeport-McMoRan, Inc.	13,036	856,596
Newmont Goldcorp Corp.	9,552	1,048,905
Rio Tinto PLC - ADR	9,516	1,012,407
Southern Copper Corp.	6,769	1,294,914
Wheaton Precious Metals Corp.	5,829	772,925
		8,070,434
Oil, Gas & Consumable Fuels — 0.1%
Exxon Mobil Corp.	6,685	971,063

Pharmaceuticals — 0.3%
Eli Lilly & Co.	3,421	3,780,205
Johnson & Johnson	4,020	905,827
		4,686,032
Professional Services — 0.1%
Jacobs Solutions, Inc.	18,527	2,220,646

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc. (c)	4,649	2,399,349
Applied Materials, Inc.	8,050	3,622,983
Broadcom, Inc.	24,281	10,848,022
First Solar, Inc. (c)	4,237	1,299,869
Intel Corp. (c)	23,795	2,728,811
Marvell Technology, Inc.	6,649	1,363,045
Micron Technology, Inc.	2,727	2,647,917
NVIDIA Corp.	128,757	27,185,753
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,149	2,573,049
Tokyo Electron Ltd. - ADR	7,768	1,319,939
		55,988,737
Software — 2.8%
AppLovin Corp. - Class A (c)	2,799	1,716,039
CCC Intelligent Solutions Holdings, Inc. (c)	66,484	312,475
Crowdstrike Holdings, Inc. - Class A (c)	3,018	2,206,158
Fair Isaac Corp. (c)	1,156	1,445,682
Microsoft Corp.	49,994	22,509,299
Nebius Group NV (c)	5,414	1,251,121
Oracle Corp.	22,666	5,117,529
Palantir Technologies, Inc. - Class A (c)	40,601	6,355,680
Palo Alto Networks, Inc. (c)	7,123	2,006,478
Salesforce, Inc.	6,607	1,262,598
		44,183,059

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Specialty Retail — 0.0% (d)
Home Depot, Inc.	1,166	$369,785

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	43,014	13,422,949

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. - ADR (a)	99,035	2,342,178
TOTAL COMMON STOCKS (Cost $180,687,473)		216,658,287

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.7% (c)
Call Options — 0.3% (f)(g)
iShares 20+ Year Treasury Bond ETF
Expiration: 06/18/2026; Exercise Price: $90.00	$21,440,000	2,500	13,750
Expiration: 11/20/2026; Exercise Price: $87.00	42,880,000	5,000	950,000
iShares Global Clean Energy ETF, Expiration: 07/17/2026; Exercise Price: $25.00	23,570,000	10,000	850,000
iShares MSCI Brazil ETF, Expiration: 01/15/2027; Exercise Price: $46.00	17,955,000	5,000	455,000
iShares MSCI Emerging Markets ETF, Expiration: 06/18/2026; Exercise Price: $69.00	17,150,000	2,500	447,500
iShares U.S. Medical Devices ETF, Expiration: 10/16/2026; Exercise Price: $55.00	39,168,000	8,000	1,000,000
KraneShares CSI China Internet ETF, Expiration: 12/18/2026; Exercise Price: $35.00	4,009,500	1,500	130,500
State Street Financial Select Sector SPDR ETF, Expiration: 07/17/2026; Exercise Price: $54.00	12,895,000	2,500	127,500
State Street SPDR EURO STOXX 50 ETF, Expiration: 06/18/2026; Exercise Price: $69.00	67,910,000	10,000	825,000
State Street Utilities Select Sector SPDR ETF, Expiration: 06/18/2026; Exercise Price: $45.00	6,663,000	1,500	76,500
Total Call Options			4,875,750

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Notional Amount	Contracts	Value
Put Options — 0.4% (f)(g)
CBOE Volatility Index
Expiration: 07/22/2026; Exercise Price: $15.00	$15,320,000	10,000	$75,000
Expiration: 07/22/2026; Exercise Price: $17.00	9,192,000	6,000	348,000
Expiration: 08/19/2026; Exercise Price: $19.00	15,320,000	10,000	1,575,000
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $650.00	110,746,500	1,500	1,219,500
iShares iBoxx USD High Yield Corporate Bond ETF, Expiration: 06/18/2026; Exercise Price: $79.00	40,155,000	5,000	50,000
iShares iBoxx USD Investment Grade Corporate Bond ETF, Expiration: 06/18/2026; Exercise Price: $108.00	13,670,000	1,250	31,875
iShares Silver Trust, Expiration: 09/18/2026; Exercise Price: $55.00	17,082,500	2,500	368,750
iShares U.S. Real Estate ETF, Expiration: 07/17/2026; Exercise Price: $98.00	20,286,000	2,000	300,000
Roundhill Magnificent Seven ETF, Expiration: 09/18/2026; Exercise Price: $65.00	28,284,000	4,000	720,000
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $731.00	189,120,000	2,500	635,000
United States Oil Fund LP
Expiration: 06/18/2026; Exercise Price: $95.00	38,727,000	3,000	51,000
Expiration: 07/17/2026; Exercise Price: $95.00	38,727,000	3,000	186,000
Total Put Options			5,560,125
TOTAL PURCHASED OPTIONS (Cost $12,524,310)			10,435,875

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.8%
First American Government Obligations Fund - Class X, 3.55% (h)	13,473,182	13,473,182
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,473,182)		13,473,182

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 3.55% (h)	9,494,340	$9,494,340
TOTAL MONEY MARKET FUNDS (Cost $9,494,340)		9,494,340

TOTAL INVESTMENTS — 101.4% (Cost $1,271,052,226)		1,619,233,191
Liabilities in Excess of Other Assets — (1.4)%		(22,207,813)
TOTAL NET ASSETS — 100.0%		$1,597,025,378

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $13,116,386.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $182,550,000.

(c)	Non-income producing security.

(d)	Represents less than 0.05% of net assets.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(f)	100 shares per contract.

(g)	Exchange-traded.

(h)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.3)% (a)(b)
Call Options — (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 08/21/2026; Exercise Price: $87.00	$(42,880,000)	(5,000)	$(525,000)
iShares MSCI Brazil ETF, Expiration: 08/21/2026; Exercise Price: $42.00	(17,955,000)	(5,000)	(162,500)
iShares MSCI Emerging Markets ETF, Expiration: 06/18/2026; Exercise Price: $73.00	(17,150,000)	(2,500)	(136,250)
iShares U.S. Medical Devices ETF, Expiration: 10/16/2026; Exercise Price: $60.00	(39,168,000)	(8,000)	(360,000)
KraneShares CSI China Internet ETF, Expiration: 12/18/2026; Exercise Price: $40.00	(4,009,500)	(1,500)	(54,750)
State Street Financial Select Sector SPDR ETF, Expiration: 07/17/2026; Exercise Price: $57.00	(12,895,000)	(2,500)	(25,000)
State Street SPDR EURO STOXX 50 ETF, Expiration: 06/18/2026; Exercise Price: $71.00	(67,910,000)	(10,000)	(275,000)
Total Call Options			(1,538,500)

Put Options — (0.2)%
CBOE Volatility Index
Expiration: 06/17/2026; Exercise Price: $16.50	(9,192,000)	(6,000)	(363,000)
Expiration: 08/19/2026; Exercise Price: $17.00	(30,640,000)	(20,000)	(1,230,000)
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $650.00	(110,746,500)	(1,500)	(738,000)
iShares iBoxx USD High Yield Corporate Bond ETF, Expiration: 06/18/2026; Exercise Price: $76.00	(80,310,000)	(10,000)	(60,000)
iShares iBoxx USD Investment Grade Corporate Bond ETF, Expiration: 06/18/2026; Exercise Price: $107.00	(13,670,000)	(1,250)	(25,000)
iShares Silver Trust, Expiration: 09/18/2026; Exercise Price: $50.00	(17,082,500)	(2,500)	(187,500)
iShares U.S. Real Estate ETF, Expiration: 07/17/2026; Exercise Price: $93.00	(40,572,000)	(4,000)	(160,000)
Roundhill Magnificent Seven ETF, Expiration: 07/17/2026; Exercise Price: $65.00	(28,284,000)	(4,000)	(300,000)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $721.00	(189,120,000)	(2,500)	(417,500)
United States Oil Fund LP
Expiration: 06/18/2026; Exercise Price: $85.00	(77,454,000)	(6,000)	(72,000)
Expiration: 07/17/2026; Exercise Price: $85.00	(77,454,000)	(6,000)	(159,000)
Total Put Options			(3,712,000)
TOTAL WRITTEN OPTIONS (Premiums received $5,660,995)			$(5,250,500)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 89.4%
Aerospace & Defense — 0.5%
Axon Enterprise, Inc. (a)	952	$427,182
General Dynamics Corp.	1,998	692,946
Howmet Aerospace, Inc.	2,751	710,446
L3Harris Technologies, Inc.	1,830	576,779
TransDigm Group, Inc.	378	475,645
		2,882,998
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	3,431	542,064
FedEx Corp.	1,849	761,326
United Parcel Service, Inc. - Class B	5,643	602,051
		1,905,441
Automobile Components — 0.1%
Aptiv PLC (a)	6,622	449,899
Versigent PLC (a)	2,207	97,373
		547,272
Automobiles — 1.5%
Ford Motor Co.	38,300	667,952
General Motors Co.	6,930	576,853
Tesla, Inc. (a)	15,951	6,951,286
		8,196,091
Banks — 3.3%
Bank of America Corp.	67,140	3,464,424
Fifth Third Bancorp	11,672	582,783
JPMorgan Chase & Co.	26,431	7,911,063
KeyCorp	27,457	585,658
M&T Bank Corp.	2,635	569,450
PNC Financial Services Group, Inc.	2,613	577,786
Regions Financial Corp.	19,830	555,240
Truist Financial Corp.	10,883	524,669
US Bancorp	10,297	564,790
Wells Fargo & Co.	27,968	2,168,639
		17,504,502
Beverages — 1.2%
Coca-Cola Co.	39,606	3,129,270
Constellation Brands, Inc. - Class A	3,839	532,930
Keurig Dr Pepper, Inc.	18,747	562,973
Monster Beverage Corp. (a)	6,792	598,239
PepsiCo, Inc.	12,215	1,761,281
		6,584,693

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Biotechnology — 1.4%
AbbVie, Inc.	16,715	$3,639,190
Biogen, Inc. (a)	2,779	544,684
Gilead Sciences, Inc.	10,445	1,404,121
Incyte Corp. (a)	4,785	462,901
Regeneron Pharmaceuticals, Inc.	686	421,739
Vertex Pharmaceuticals, Inc. (a)	1,966	879,864
		7,352,499
Broadline Retail — 3.6%
Amazon.com, Inc. (a)	70,633	19,116,115

Building Products — 0.2%
Lennox International, Inc.	1,044	524,255
Trane Technologies PLC	1,569	708,090
		1,232,345
Capital Markets — 1.9%
Blackrock, Inc.	1,283	1,343,147
Blackstone, Inc.	5,497	642,984
CBOE Global Markets, Inc.	1,971	657,447
Charles Schwab Corp.	15,262	1,333,136
CME Group, Inc.	2,749	751,962
Interactive Brokers Group, Inc. - Class A	8,054	700,456
Intercontinental Exchange, Inc.	4,047	598,349
Moody’s Corp.	1,257	569,735
MSCI, Inc.	900	568,242
Nasdaq, Inc.	5,656	523,293
Robinhood Markets, Inc. - Class A (a)	6,263	590,601
S&P Global, Inc.	2,558	1,084,592
T. Rowe Price Group, Inc.	5,023	525,054
		9,888,998
Chemicals — 1.0%
Air Products & Chemicals, Inc.	1,953	544,145
Corteva, Inc.	7,628	597,120
DuPont de Nemours, Inc.	13,032	631,009
Ecolab, Inc.	1,841	471,296
Linde PLC	4,151	2,065,911
PPG Industries, Inc.	5,054	571,001
Sherwin-Williams Co.	1,691	513,794
		5,394,276

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Commercial Services & Supplies — 0.5%
Cintas Corp.	2,749	$470,794
Copart, Inc. (a)	12,914	423,192
Republic Services, Inc.	2,322	465,422
Rollins, Inc.	8,254	392,890
Veralto Corp.	4,855	399,227
Waste Management, Inc.	2,962	626,344
		2,777,869
Communications Equipment — 1.2%
Arista Networks, Inc. (a)	10,279	1,639,192
Cisco Systems, Inc.	36,356	4,377,990
Motorola Solutions, Inc.	1,364	550,074
		6,567,256
Construction & Engineering — 0.3%
EMCOR Group, Inc.	841	695,356
Quanta Services, Inc.	1,140	811,372
		1,506,728
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	818	475,782
Vulcan Materials Co.	1,735	490,866
		966,648
Consumer Finance — 0.4%
American Express Co.	5,972	1,889,959
Synchrony Financial	6,592	470,932
		2,360,891
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	4,240	4,054,797
Dollar Tree, Inc. (a)	4,813	560,426
Sysco Corp.	6,674	505,956
Target Corp.	5,862	744,884
Walmart, Inc.	79,065	9,151,774
		15,017,837
Containers & Packaging — 0.2%
Packaging Corp. of America	2,517	550,996
Smurfit Westrock PLC	14,526	597,745
		1,148,741
Distributors — 0.1%
Genuine Parts Co.	3,914	386,312

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	61,768	1,531,847
Comcast Corp. - Class A	27,622	686,959
		2,218,806

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electric Utilities — 1.6%
American Electric Power Co., Inc.	4,163	$527,327
Constellation Energy Corp.	2,437	701,247
Duke Energy Corp.	5,924	727,053
Edison International	8,589	600,715
Evergy, Inc.	6,610	542,284
Eversource Energy	7,658	522,812
Exelon Corp.	11,079	505,646
NextEra Energy, Inc.	18,203	1,583,843
NRG Energy, Inc.	3,100	415,648
PG&E Corp.	31,948	522,030
PPL Corp.	13,921	492,664
Southern Co.	8,326	766,408
Xcel Energy, Inc.	6,294	500,373
		8,408,050
Electrical Equipment — 0.6%
AMETEK, Inc.	2,565	579,305
Eaton Corp. PLC	3,121	1,250,273
Hubbell, Inc.	1,179	558,386
Rockwell Automation, Inc.	1,295	584,123
		2,972,087
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	10,006	1,488,492
Keysight Technologies, Inc. (a)	2,617	885,410
TE Connectivity PLC	2,280	486,575
Teledyne Technologies, Inc. (a)	1,014	628,508
		3,488,985
Energy Equipment & Services — 0.4%
Baker Hughes Co. - Class A	10,239	654,067
Halliburton Co.	19,744	767,054
SLB Ltd.	14,132	770,901
		2,192,022
Entertainment — 1.1%
Live Nation Entertainment, Inc. (a)	3,933	662,356
Netflix, Inc. (a)	41,230	3,546,605
Walt Disney Co.	15,663	1,594,963
		5,803,924
Financial Services — 2.2%
Corpay, Inc. (a)	1,738	628,809
Global Payments, Inc.	6,834	516,035
MasterCard, Inc. - Class A	8,339	4,119,299
PayPal Holdings, Inc.	8,224	368,024
Visa, Inc. - Class A	18,220	5,946,279
		11,578,446

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Food Products — 0.6%
Archer-Daniels-Midland Co.	8,496	$677,811
General Mills, Inc.	10,789	364,776
Hershey Co.	2,713	526,403
McCormick & Co., Inc.	7,552	357,738
Mondelez International, Inc. - Class A	8,992	550,041
Tyson Foods, Inc. - Class A	8,901	543,139
		3,019,908
Gas Utilities — 0.1%
Atmos Energy Corp.	2,918	493,521

Ground Transportation — 0.9%
CSX Corp.	14,493	655,953
JB Hunt Transport Services, Inc.	2,949	815,192
Old Dominion Freight Line, Inc.	3,773	849,491
Uber Technologies, Inc. (a)	18,178	1,279,731
Union Pacific Corp.	4,759	1,249,904
		4,850,271
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	15,182	1,299,579
Becton Dickinson & Co.	2,596	381,924
Boston Scientific Corp. (a)	11,915	575,614
Dexcom, Inc. (a)	8,187	603,709
Edwards Lifesciences Corp. (a)	5,832	504,293
IDEXX Laboratories, Inc. (a)	666	375,311
Insulet Corp. (a)	1,549	224,512
Intuitive Surgical, Inc. (a)	3,022	1,283,262
Medtronic PLC	9,945	734,040
ResMed, Inc.	1,976	376,566
STERIS PLC	1,889	401,847
Stryker Corp.	3,072	937,237
Zimmer Biomet Holdings, Inc.	5,241	431,492
		8,129,386
Health Care Providers & Services — 1.0%
Elevance Health, Inc.	1,505	591,751
HCA Healthcare, Inc.	1,661	628,755
Quest Diagnostics, Inc.	2,623	511,222
UnitedHealth Group, Inc.	8,032	3,054,650
Universal Health Services, Inc. - Class B	2,062	301,279
		5,087,657
Healthcare Equipment & Supplies — 0.0% (b)
ABIOMED INC (a)(c)	239	0

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc. - Class A (a)	4,259	$567,767
Booking Holdings, Inc.	6,436	1,077,580
Chipotle Mexican Grill, Inc. (a)	15,236	485,419
Darden Restaurants, Inc.	2,829	576,861
Expedia Group, Inc.	1,970	444,806
Hilton Worldwide Holdings, Inc.	1,782	583,890
Las Vegas Sands Corp.	7,493	378,921
McDonald’s Corp.	6,324	1,765,661
Starbucks Corp.	8,279	820,946
Yum! Brands, Inc.	3,293	487,199
		7,189,050
Household Durables — 0.4%
DR Horton, Inc.	3,288	483,632
Garmin, Ltd.	2,625	614,040
Lennar Corp. - Class A	3,598	323,029
NVR, Inc. (a)	68	415,126
		1,835,827
Household Products — 0.9%
Church & Dwight Co., Inc.	6,012	574,927
Colgate-Palmolive Co.	6,357	572,956
Kimberly-Clark Corp.	4,778	466,333
Procter & Gamble Co.	22,035	3,163,345
		4,777,561
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,973	476,364

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	5,069	1,205,712

Insurance — 1.3%
Allstate Corp.	2,366	487,609
Aon PLC - Class A	1,445	456,707
Arch Capital Group Ltd. (a)	5,389	481,453
Brown & Brown, Inc.	6,298	354,262
Chubb Ltd.	3,148	981,326
Cincinnati Financial Corp.	2,993	471,158
Erie Indemnity Co. - Class A	1,708	363,924
Hartford Insurance Group, Inc.	3,668	466,313
Marsh & McLennan Cos., Inc.	3,552	568,213
Progressive Corp.	4,849	923,250
Travelers Cos., Inc.	1,712	499,716
Willis Towers Watson PLC	1,570	391,982
WR Berkley Corp.	6,478	411,612
		6,857,525

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Interactive Media & Services — 6.8%
Alphabet, Inc. - Class A	70,276	$26,728,774
Meta Platforms, Inc. - Class A	14,754	9,332,052
		36,060,826
IT Services — 0.1%
VeriSign, Inc.	1,977	564,196

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	3,203	434,103
Danaher Corp.	5,850	1,068,619
IQVIA Holdings, Inc. (a)	2,174	396,125
Mettler-Toledo International, Inc. (a)	338	399,036
Thermo Fisher Scientific, Inc.	3,252	1,601,642
Waters Corp. (a)	1,585	607,958
West Pharmaceutical Services, Inc.	1,802	581,704
		5,089,187
Machinery — 1.8%
Caterpillar, Inc.	4,189	3,669,019
Cummins, Inc.	1,027	664,089
Dover Corp.	2,723	575,533
Fortive Corp.	9,528	555,673
Illinois Tool Works, Inc.	2,034	502,967
Ingersoll Rand, Inc.	6,378	456,920
PACCAR, Inc.	4,814	531,321
Parker-Hannifin Corp.	947	799,865
Pentair PLC	4,777	338,403
Snap-on, Inc.	1,489	552,732
Wabtec Corp.	2,470	645,065
Xylem, Inc.	3,555	389,415
		9,681,002
Media — 0.2%
News Corp. - Class A	19,746	515,371
Omnicom Group, Inc.	6,934	504,171
Trade Desk, Inc. - Class A (a)	12,911	278,361
		1,297,903
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	12,305	808,562
Newmont Goldcorp Corp.	7,648	839,827
Nucor Corp.	3,232	808,000
Steel Dynamics, Inc.	3,055	794,758
		3,251,147

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Multi-Utilities — 0.7%
Ameren Corp.	4,830	$521,495
CMS Energy Corp.	6,785	492,388
Consolidated Edison, Inc.	5,099	538,607
DTE Energy Co.	3,723	531,905
NiSource, Inc.	11,748	542,993
Public Service Enterprise Group, Inc.	6,180	486,057
WEC Energy Group, Inc.	4,543	504,500
		3,617,945
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	18,991	3,465,098
ConocoPhillips	9,826	1,119,967
Devon Energy Corp.	14,130	628,644
Diamondback Energy, Inc.	3,456	661,755
EOG Resources, Inc.	4,799	640,091
EQT Corp.	8,939	491,019
Expand Energy Corp.	4,376	406,880
Exxon Mobil Corp.	41,646	6,049,498
Targa Resources Corp.	2,970	757,558
Texas Pacific Land Corp.	1,778	698,754
Williams Cos., Inc.	8,521	608,314
		15,527,578
Passenger Airlines — 0.1%
United Airlines Holdings, Inc. (a)	5,109	586,513

Pharmaceuticals — 3.3%
Eli Lilly & Co.	8,876	9,807,980
Johnson & Johnson	22,821	5,142,256
Merck & Co., Inc.	20,543	2,438,865
Zoetis, Inc.	3,928	305,166
		17,694,267
Professional Services — 0.3%
Automatic Data Processing, Inc.	3,024	670,844
Broadridge Financial Solutions, Inc.	2,215	340,490
Leidos Holdings, Inc.	2,642	337,648
Verisk Analytics, Inc.	2,266	396,527
		1,745,509
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	3,115	389,499
CoStar Group, Inc. (a)	7,394	238,087
		627,586

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Semiconductors & Semiconductor Equipment — 17.1%
Advanced Micro Devices, Inc. (a)	15,876	$8,193,603
Applied Materials, Inc.	6,387	2,874,533
Broadcom, Inc.	42,801	19,122,203
KLA Corp.	1,081	2,077,368
Lam Research Corp.	10,171	3,236,209
Micron Technology, Inc.	9,165	8,899,215
Monolithic Power Systems, Inc.	566	886,475
NVIDIA Corp.	190,612	40,245,818
NXP Semiconductors NV	2,639	848,043
Qnity Electronics, Inc.	6,431	1,003,236
QUALCOMM, Inc.	9,135	2,293,068
Teradyne, Inc.	3,032	1,134,908
		90,814,679
Software — 8.3%
Adobe, Inc. (a)	3,392	879,240
Autodesk, Inc. (a)	1,708	395,078
Cadence Design Systems, Inc. (a)	1,941	727,739
Crowdstrike Holdings, Inc. - Class A (a)	2,029	1,483,199
Fair Isaac Corp. (a)	284	355,168
Fortinet, Inc. (a)	6,263	864,106
Intuit, Inc.	2,395	794,014
Microsoft Corp.	54,319	24,456,587
Oracle Corp.	30,345	6,851,294
Palantir Technologies, Inc. - Class A (a)	21,649	3,388,934
Roper Technologies, Inc.	1,137	370,128
Salesforce, Inc.	8,298	1,585,748
ServiceNow, Inc. (a)	8,750	1,088,238
Synopsys, Inc. (a)	1,268	603,086
Trimble, Inc. (a)	6,240	351,998
		44,194,557
Specialty Retail — 1.3%
Home Depot, Inc.	8,869	2,812,715
O’Reilly Automotive, Inc. (a)	5,941	516,154
Ross Stores, Inc.	2,873	665,760
TJX Cos., Inc.	9,366	1,449,388
Tractor Supply Co.	9,264	292,094
Ulta Beauty, Inc. (a)	976	496,638
Williams-Sonoma, Inc.	2,804	570,810
		6,803,559

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	105,249	$32,844,003
NetApp, Inc.	4,523	788,314
Seagate Technology Holdings PLC	1,941	1,707,692
Super Micro Computer, Inc. (a)	15,690	723,152
		36,063,161
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc. (a)	2,848	373,601
Nike, Inc. - Class B	10,563	488,327
Ralph Lauren Corp. - Class A	1,388	505,093
		1,367,021
Tobacco — 0.6%
Altria Group, Inc.	12,775	888,885
Philip Morris International, Inc.	14,093	2,499,816
		3,388,701
Trading Companies & Distributors — 0.4%
Fastenal Co.	12,656	559,395
United Rentals, Inc.	621	618,311
WW Grainger, Inc.	541	667,724
		1,845,430
Water Utilities — 0.1%
American Water Works Co., Inc.	3,857	475,452

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	10,359	1,942,623
TOTAL COMMON STOCKS (Cost $372,321,145)		474,561,456

EXCHANGE TRADED FUNDS — 8.8%
Roundhill Magnificent Seven ETF	660,091	46,675,035
TOTAL EXCHANGE TRADED FUNDS (Cost $42,262,031)		46,675,035

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Health Care REITs — 0.2%
Welltower, Inc.	5,537	1,136,912

Industrial REITs — 0.2%
Prologis, Inc.	7,152	1,026,097

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Residential REITs — 0.5%
AvalonBay Communities, Inc.	2,780	$507,378
Equity Residential	8,237	539,111
Essex Property Trust, Inc.	1,930	526,195
Invitation Homes, Inc.	17,927	524,365
Mid-America Apartment Communities, Inc.	3,729	481,302
		2,578,351
Retail REITs — 0.1%
Simon Property Group, Inc.	2,714	556,126

Specialized REITs — 0.6%
American Tower Corp.	3,341	624,634
Equinix, Inc.	672	717,723
Extra Space Storage, Inc.	3,800	548,378
Public Storage	1,849	561,523
SBA Communications Corp.	2,602	528,622
VICI Properties, Inc.	17,588	496,333
		3,477,213
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,279,443)		8,774,699

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.55% (d)	977,150	977,150
TOTAL MONEY MARKET FUNDS (Cost $977,150)		977,150

TOTAL INVESTMENTS — 100.0% (Cost $423,839,769)		530,988,340
Liabilities in Excess of Other Assets — (0.0)% (b)		(225,666)
TOTAL NET ASSETS — 100.0%		$530,762,674

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 95.1%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc. (a)	1,205	$540,707
Boeing Co. (a)	12,678	2,930,520
General Dynamics Corp.	4,268	1,480,228
General Electric Co.	18,141	5,873,330
Howmet Aerospace, Inc.	6,834	1,764,880
Huntington Ingalls Industries, Inc.	647	199,386
L3Harris Technologies, Inc.	3,165	997,545
Lockheed Martin Corp.	3,529	1,871,958
Northrop Grumman Corp.	2,281	1,285,754
RTX Corp.	22,532	4,048,099
Textron, Inc.	3,074	282,070
TransDigm Group, Inc.	930	1,170,238
		22,444,715
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,991	355,692
Expeditors International of Washington, Inc.	2,354	371,908
FedEx Corp.	3,737	1,538,710
United Parcel Service, Inc. - Class B	12,362	1,318,902
		3,585,212
Automobile Components — 0.0% (b)
Aptiv PLC (a)	3,868	262,792
Versigent PLC (a)	1,287	56,782
		319,574
Automobiles — 1.4%
Ford Motor Co.	65,861	1,148,616
General Motors Co.	16,830	1,400,929
Tesla, Inc. (a)	27,004	11,768,073
		14,317,618
Banks — 3.3%
Bank of America Corp.	112,047	5,781,625
Citigroup, Inc.	31,757	3,998,206
Citizens Financial Group, Inc.	7,387	459,915
Fifth Third Bancorp	11,324	565,407
Huntington Bancshares, Inc.	24,580	402,129
JPMorgan Chase & Co. (c)	47,308	14,159,758
KeyCorp	16,843	359,261
M&T Bank Corp.	2,788	602,515
PNC Financial Services Group, Inc.	6,685	1,478,187
Regions Financial Corp.	15,381	430,668
Truist Financial Corp.	22,252	1,072,769
US Bancorp	26,387	1,447,327
Wells Fargo & Co.	55,647	4,314,868
		35,072,635

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Beverages — 1.0%
Brown-Forman Corp. - Class B	3,065	$78,832
Coca-Cola Co.	65,517	5,176,498
Constellation Brands, Inc. - Class A	2,619	363,570
Keurig Dr Pepper, Inc.	20,192	606,366
Molson Coors Brewing Co. - Class B	2,902	114,716
Monster Beverage Corp. (a)	11,837	1,042,603
PepsiCo, Inc.	23,192	3,344,054
		10,726,639
Biotechnology — 1.5%
AbbVie, Inc. (c)	29,861	6,501,337
Amgen, Inc.	9,053	3,048,960
Biogen, Inc. (a)	2,463	482,748
Gilead Sciences, Inc.	21,078	2,833,516
Incyte Corp. (a)	2,691	260,327
Moderna, Inc. (a)	5,720	269,927
Regeneron Pharmaceuticals, Inc.	1,762	1,083,242
Vertex Pharmaceuticals, Inc. (a)	4,317	1,932,030
		16,412,087
Broadline Retail — 3.2%
Amazon.com, Inc. (a)(c)	122,795	33,233,239
eBay, Inc.	8,097	884,759
		34,117,998
Building Products — 0.5%
Allegion PLC	1,455	189,252
AO Smith Corp.	1,989	112,816
Builders FirstSource, Inc. (a)	1,938	147,792
Carrier Global Corp.	13,657	872,273
Johnson Controls International PLC	11,159	1,495,975
Lennox International, Inc.	525	263,634
Masco Corp.	3,578	251,354
Trane Technologies PLC	3,770	1,701,401
		5,034,497
Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,610	717,593
Ares Management Corp. - Class A	3,404	437,414
Bank of New York Mellon Corp.	12,131	1,691,425
Blackrock, Inc.	2,440	2,554,387
Blackstone, Inc.	12,372	1,447,153
CBOE Global Markets, Inc.	1,761	587,399
Charles Schwab Corp.	28,828	2,518,126
CME Group, Inc.	6,069	1,660,114
Coinbase Global, Inc. - Class A (a)	3,770	712,643
FactSet Research Systems, Inc. (d)	623	152,928

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Franklin Resources, Inc.	5,221	$161,956
Goldman Sachs Group, Inc.	5,260	5,394,446
Interactive Brokers Group, Inc. - Class A	7,418	645,144
Intercontinental Exchange, Inc.	9,709	1,435,476
Invesco, Ltd.	7,569	215,414
KKR & Co., Inc.	11,412	1,094,867
Moody’s Corp.	2,605	1,180,716
Morgan Stanley	20,928	4,353,024
MSCI, Inc.	1,299	820,163
Nasdaq, Inc.	6,995	647,177
Northern Trust Corp.	3,303	546,481
Raymond James Financial, Inc.	3,103	445,001
Robinhood Markets, Inc. - Class A (a)	12,864	1,213,075
S&P Global, Inc.	5,302	2,248,048
State Street Corp.	4,868	757,656
T. Rowe Price Group, Inc.	3,746	391,569
		34,029,395
Chemicals — 1.0%
Air Products & Chemicals, Inc.	3,739	1,041,760
Albemarle Corp.	1,976	348,606
CF Industries Holdings, Inc.	2,934	329,635
Corteva, Inc.	11,591	907,343
Dow, Inc.	11,896	401,490
DuPont de Nemours, Inc.	7,064	342,039
Ecolab, Inc.	4,237	1,084,672
International Flavors & Fragrances, Inc.	4,312	327,928
Linde PLC	8,025	3,993,962
LyondellBasell Industries NV - Class A	4,371	291,327
Mosaic Co.	5,362	128,152
PPG Industries, Inc.	3,912	441,978
Sherwin-Williams Co.	3,899	1,184,672
		10,823,564
Commercial Services & Supplies — 0.4%
Cintas Corp.	5,791	991,767
Copart, Inc. (a)	14,833	486,077
Republic Services, Inc.	3,418	685,104
Rollins, Inc.	4,740	225,624
Veralto Corp.	4,172	343,063
Waste Management, Inc.	6,167	1,304,074
		4,035,709

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Communications Equipment — 1.4%
Arista Networks, Inc. (a)	17,477	$2,787,057
Ciena Corp. (a)	2,411	1,398,935
Cisco Systems, Inc.	67,389	8,114,983
F5, Inc. (a)	962	368,879
Lumentum Holdings, Inc. (a)	1,325	1,132,822
Motorola Solutions, Inc.	2,802	1,129,991
		14,932,667
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	618	1,129,834
EMCOR Group, Inc.	730	603,578
Quanta Services, Inc.	2,474	1,760,820
		3,494,232
Construction Materials — 0.2%
CRH PLC	11,026	1,199,519
Martin Marietta Materials, Inc.	1,018	592,109
Vulcan Materials Co.	2,211	625,536
		2,417,164
Consumer Finance — 0.5%
American Express Co.	9,352	2,959,627
Capital One Financial Corp.	10,762	2,022,503
Synchrony Financial	6,563	468,861
		5,450,991
Consumer Staples Distribution & Retail — 1.8%
Casey’s General Stores, Inc.	664	509,381
Costco Wholesale Corp.	7,477	7,150,405
Dollar General Corp.	3,709	410,252
Dollar Tree, Inc. (a)	3,404	396,362
Kroger Co.	11,253	699,374
Sysco Corp.	8,265	626,570
Target Corp.	7,736	983,013
Walmart, Inc.	73,389	8,494,777
		19,270,134
Containers & Packaging — 0.2%
Amcor PLC	4,884	189,597
Avery Dennison Corp.	1,345	213,949
Ball Corp.	5,040	275,537
International Paper Co.	8,906	298,084
Packaging Corp. of America	1,492	326,614
Smurfit Westrock PLC	8,356	343,849
		1,647,630

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Distributors — 0.0% (b)
Genuine Parts Co.	2,340	$230,958
Pool Corp.	625	113,375
		344,333
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	121,477	3,012,630
Comcast Corp. - Class A	63,811	1,586,979
Verizon Communications, Inc.	71,228	3,405,411
		8,005,020
Electric Utilities — 1.4%
Alliant Energy Corp.	4,323	309,570
American Electric Power Co., Inc.	9,010	1,141,297
Constellation Energy Corp.	5,272	1,517,018
Duke Energy Corp.	13,121	1,610,340
Edison International	6,540	457,408
Entergy Corp.	7,243	789,849
Evergy, Inc.	3,880	318,315
Eversource Energy	6,188	422,455
Exelon Corp.	17,001	775,926
FirstEnergy Corp.	8,668	402,108
NextEra Energy, Inc.	34,784	3,026,556
NRG Energy, Inc.	3,412	457,481
PG&E Corp.	37,110	606,377
Pinnacle West Capital Corp.	1,908	190,304
PPL Corp.	12,482	441,738
Southern Co.	18,535	1,706,147
Xcel Energy, Inc.	9,710	771,945
		14,944,834
Electrical Equipment — 1.2%
AMETEK, Inc.	3,904	881,719
Eaton Corp. PLC	6,655	2,665,993
Emerson Electric Co.	9,531	1,370,749
GE Vernova, Inc.	4,647	4,499,783
Generac Holdings, Inc. (a)	996	276,798
Hubbell, Inc.	892	422,460
Rockwell Automation, Inc.	1,890	852,503
Vertiv Holdings Co. - Class A	6,842	2,160,088
		13,130,093

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. - Class A	20,485	$3,047,348
CDW Corp.	2,238	280,757
Coherent Corp. (a)	3,414	1,234,058
Corning, Inc.	13,033	2,361,058
Jabil, Inc.	1,835	668,968
Keysight Technologies, Inc. (a)	2,914	985,894
TE Connectivity PLC	5,036	1,074,733
Teledyne Technologies, Inc. (a)	771	477,889
Zebra Technologies Corp. - Class A (a)	852	207,573
		10,338,278
Energy Equipment & Services — 0.3%
Baker Hughes Co. - Class A	16,737	1,069,159
Halliburton Co.	14,680	570,318
SLB Ltd.	23,698	1,292,726
		2,932,203
Entertainment — 1.2%
Electronic Arts, Inc.	4,006	808,090
Live Nation Entertainment, Inc. (a)	2,642	444,939
Netflix, Inc. (a)(c)	72,208	6,211,332
Take-Two Interactive Software, Inc. (a)	2,760	618,682
TKO Group Holdings, Inc.	1,108	227,340
Walt Disney Co.	30,577	3,113,656
Warner Bros Discovery, Inc. (a)	37,788	1,020,654
		12,444,693
Financial Services — 3.3%
Apollo Global Management, Inc.	7,552	972,018
Berkshire Hathaway, Inc. - Class B (a)(c)	30,959	14,689,426
Block, Inc. (a)	8,989	680,647
Corpay, Inc. (a)	1,164	421,135
Fidelity National Information Services, Inc.	8,955	384,976
Fiserv, Inc. (a)	9,617	543,938
Global Payments, Inc.	4,177	315,405
Jack Henry & Associates, Inc.	1,218	166,038
MasterCard, Inc. - Class A (c)	13,732	6,783,333
PayPal Holdings, Inc.	16,727	748,533
Visa, Inc. - Class A (c)	29,114	9,501,645
		35,207,094
Food Products — 0.4%
Archer-Daniels-Midland Co.	8,086	645,101
Bunge Global SA	2,244	276,685
Campbell’s Co. (d)	3,312	69,916
Conagra Brands, Inc.	8,070	107,170

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
General Mills, Inc.	9,313	$314,873
Hershey Co.	2,483	481,776
Hormel Foods Corp.	4,902	113,873
J M Smucker Co.	1,786	184,315
Kraft Heinz Co.	14,750	354,147
McCormick & Co., Inc.	4,253	201,465
Mondelez International, Inc. - Class A	21,881	1,338,461
Tyson Foods, Inc. - Class A	4,827	294,544
		4,382,326
Gas Utilities — 0.0% (b)
Atmos Energy Corp.	2,673	452,084

Ground Transportation — 0.8%
CSX Corp.	32,619	1,476,336
JB Hunt Transport Services, Inc.	1,331	367,928
Norfolk Southern Corp.	3,805	1,160,373
Old Dominion Freight Line, Inc.	3,164	712,374
Uber Technologies, Inc. (a)	35,344	2,488,218
Union Pacific Corp.	10,212	2,682,080
		8,887,309
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	29,341	2,511,590
Align Technology, Inc. (a)	1,173	205,216
Baxter International, Inc.	8,633	162,128
Becton Dickinson & Co.	4,846	712,944
Boston Scientific Corp. (a)	24,930	1,204,368
Cooper Cos., Inc. (a)	3,358	205,543
Dexcom, Inc. (a)	6,594	486,242
Edwards Lifesciences Corp. (a)	9,970	862,106
GE HealthCare Technologies, Inc.	7,719	481,202
IDEXX Laboratories, Inc. (a)	1,367	770,345
Insulet Corp. (a)	1,169	169,435
Intuitive Surgical, Inc. (a)	6,003	2,549,114
Medtronic PLC	21,684	1,600,496
ResMed, Inc.	2,462	469,183
Solventum Corp. (a)	2,324	174,184
STERIS PLC	1,646	350,154
Stryker Corp.	5,781	1,763,725
Zimmer Biomet Holdings, Inc.	3,357	276,382
		14,954,357

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	4,074	$801,763
Cencora, Inc.	2,903	781,952
Centene Corp. (a)	8,379	499,388
Cigna Group	4,613	1,279,646
CVS Health Corp.	21,324	1,940,058
DaVita, Inc. (a)	731	142,077
Elevance Health, Inc.	3,902	1,534,227
HCA Healthcare, Inc.	3,005	1,137,513
Henry Schein, Inc. (a)	2,099	160,742
Humana, Inc.	2,019	616,643
Labcorp Holdings, Inc.	1,389	361,223
McKesson Corp.	2,103	1,561,351
Quest Diagnostics, Inc.	1,856	361,735
UnitedHealth Group, Inc. (c)	15,561	5,918,004
Universal Health Services, Inc. - Class B	980	143,188
		17,239,510
Healthcare Equipment & Supplies — 0.0% (b)
ABIOMED INC (a)(e)	495	0

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. - Class A (a)	7,308	974,229
Booking Holdings, Inc.	13,536	2,266,333
Carnival Corp. Ltd.	17,717	497,139
Chipotle Mexican Grill, Inc. (a)	22,928	730,486
Darden Restaurants, Inc.	1,967	401,091
Domino’s Pizza, Inc.	570	177,031
DoorDash, Inc. - Class A (a)	5,707	909,068
Expedia Group, Inc.	2,075	468,514
Hilton Worldwide Holdings, Inc.	4,048	1,326,368
Las Vegas Sands Corp.	5,802	293,407
Marriott International, Inc. - Class A	3,850	1,446,060
McDonald’s Corp.	12,082	3,373,294
MGM Resorts International (a)	3,773	164,767
Norwegian Cruise Line Holdings Ltd. (a)	7,438	136,413
Royal Caribbean Cruises Ltd.	4,164	1,185,199
Starbucks Corp.	19,210	1,904,864
Wynn Resorts Ltd.	1,501	151,931
Yum! Brands, Inc.	4,708	696,549
		17,102,743

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Household Durables — 0.2%
DR Horton, Inc.	4,781	$703,237
Garmin, Ltd.	2,592	606,321
Lennar Corp. - Class A	3,601	323,298
NVR, Inc. (a)	40	244,192
PulteGroup, Inc.	3,410	402,994
		2,280,042
Household Products — 0.8%
Church & Dwight Co., Inc.	4,152	397,056
Clorox Co.	2,072	186,521
Colgate-Palmolive Co.	13,723	1,236,854
Kimberly-Clark Corp.	5,599	546,462
Procter & Gamble Co. (c)	39,676	5,695,887
		8,062,780
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	12,021	176,348
Vistra Corp.	5,742	920,041
		1,096,389
Industrial Conglomerates — 0.4%
3M Co.	9,173	1,404,662
Honeywell International, Inc.	10,990	2,614,081
		4,018,743
Insurance — 1.5%
Aflac, Inc.	8,363	940,168
Allstate Corp.	4,473	921,841
American International Group, Inc.	10,026	744,230
Aon PLC - Class A	3,634	1,148,562
Arch Capital Group Ltd. (a)	6,331	565,611
Arthur J Gallagher & Co.	4,275	859,745
Assurant, Inc.	853	212,286
Brown & Brown, Inc.	4,002	225,112
Chubb Ltd.	6,275	1,956,106
Cincinnati Financial Corp.	2,635	414,802
Erie Indemnity Co. - Class A	408	86,933
Everest Group Ltd.	711	230,385
Globe Life, Inc.	1,402	214,842
Hartford Insurance Group, Inc.	4,852	616,835
Loews Corp.	2,976	308,165
Marsh & McLennan Cos., Inc.	8,301	1,327,911
MetLife, Inc.	9,781	808,791
Principal Financial Group, Inc.	3,552	368,058
Progressive Corp.	9,903	1,885,531
Prudential Financial, Inc.	5,980	601,827
Travelers Cos., Inc.	3,812	1,112,685

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Willis Towers Watson PLC	1,671	$417,199
WR Berkley Corp.	5,068	322,021
		16,289,646
Interactive Media & Services — 6.6%
Alphabet, Inc. - Class A (c)	79,382	30,192,150
Alphabet, Inc. - Class C (c)	64,474	24,269,948
Meta Platforms, Inc. - Class A (c)	25,057	15,848,803
		70,310,901
IT Services — 0.8%
Accenture PLC - Class A	10,575	1,978,265
Akamai Technologies, Inc. (a)	2,528	378,037
Cognizant Technology Solutions Corp. - Class A	8,357	465,945
EPAM Systems, Inc. (a)	944	96,722
Gartner, Inc. (a)	1,285	208,427
GoDaddy, Inc. - Class A (a)	2,373	203,675
International Business Machines Corp.	15,633	4,655,507
VeriSign, Inc.	1,359	387,832
		8,374,410
Leisure Products — 0.0% (b)
Hasbro, Inc.	2,205	190,005

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	4,817	652,848
Bio-Techne Corp.	2,663	137,624
Charles River Laboratories International, Inc. (a)	851	153,784
Danaher Corp.	10,819	1,976,307
IQVIA Holdings, Inc. (a)	2,814	512,739
Mettler-Toledo International, Inc. (a)	334	394,313
Revvity, Inc.	2,042	213,491
Thermo Fisher Scientific, Inc.	6,441	3,172,257
Waters Corp. (a)	1,647	631,740
West Pharmaceutical Services, Inc.	1,206	389,309
		8,234,412
Machinery — 1.8%
Caterpillar, Inc.	8,058	7,057,760
Cummins, Inc.	2,307	1,491,775
Deere & Co.	4,260	2,309,687
Dover Corp.	2,308	487,819
Fortive Corp.	5,763	336,098
IDEX Corp.	1,271	267,965
Illinois Tool Works, Inc.	4,500	1,112,760
Ingersoll Rand, Inc.	6,804	487,439
Nordson Corp.	905	260,034
Otis Worldwide Corp.	6,700	474,628

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
PACCAR, Inc.	8,860	$977,878
Parker-Hannifin Corp.	2,158	1,822,711
Pentair PLC	2,777	196,723
Snap-on, Inc.	873	324,066
Stanley Black & Decker, Inc.	2,599	206,413
Wabtec Corp.	2,881	752,402
Xylem, Inc.	4,090	448,019
		19,014,177
Media — 0.2%
Charter Communications, Inc. - Class A (a)	1,614	232,497
EchoStar Corp. - Class A (a)(d)	2,545	328,789
Fox Corp. - Class A	3,669	234,522
Fox Corp. - Class B	2,213	127,004
News Corp. - Class A	6,384	166,622
News Corp. - Class B	1,868	55,704
Omnicom Group, Inc.	5,479	398,378
Paramount Skydance Corp. (d)	3,944	41,846
Trade Desk, Inc. - Class A (a)	7,695	165,904
		1,751,266
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	24,306	1,597,147
Newmont Goldcorp Corp.	19,253	2,114,172
Nucor Corp.	3,964	991,000
Steel Dynamics, Inc.	2,380	619,157
		5,321,476
Multi-Utilities — 0.6%
Ameren Corp.	4,551	491,372
CenterPoint Energy, Inc.	11,017	465,578
CMS Energy Corp.	5,048	366,333
Consolidated Edison, Inc.	5,853	618,252
Dominion Energy, Inc.	14,205	950,883
DTE Energy Co.	3,495	499,331
NiSource, Inc.	7,940	366,987
Public Service Enterprise Group, Inc.	8,418	662,076
Sempra	10,711	954,671
WEC Energy Group, Inc.	5,357	594,895
		5,970,378
Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	6,244	227,469
Chevron Corp.	33,055	6,031,215
ConocoPhillips	21,578	2,459,460
Devon Energy Corp.	19,816	881,592
Diamondback Energy, Inc.	3,146	602,396
EOG Resources, Inc.	9,503	1,267,510

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
EQT Corp.	10,082	$553,804
Expand Energy Corp.	3,604	335,100
Exxon Mobil Corp. (c)	73,656	10,699,271
Kinder Morgan, Inc.	32,712	1,016,689
Marathon Petroleum Corp.	5,333	1,326,690
Occidental Petroleum Corp.	11,419	646,658
ONEOK, Inc.	10,491	880,615
Phillips 66	6,973	1,226,411
Targa Resources Corp.	3,673	936,872
Texas Pacific Land Corp.	907	356,451
Valero Energy Corp.	5,342	1,307,828
Williams Cos., Inc.	20,614	1,471,634
		32,227,665
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	10,847	894,660
Southwest Airlines Co.	10,015	430,144
United Airlines Holdings, Inc. (a)	5,552	637,370
		1,962,174
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	3,937	350,196
Kenvue, Inc.	32,448	560,702
		910,898
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	34,325	1,962,703
Eli Lilly & Co. (c)	13,288	14,683,240
Johnson & Johnson (c)	40,733	9,178,367
Merck & Co., Inc. (c)	42,797	5,080,860
Pfizer, Inc.	95,894	2,510,505
Viatris, Inc.	20,180	328,127
Zoetis, Inc.	7,566	587,802
		34,331,604
Professional Services — 0.3%
Automatic Data Processing, Inc.	6,848	1,519,160
Broadridge Financial Solutions, Inc.	1,966	302,213
Equifax, Inc.	2,082	345,175
Jacobs Solutions, Inc.	2,059	246,792
Leidos Holdings, Inc.	2,206	281,927
Paychex, Inc.	5,405	524,177
Verisk Analytics, Inc.	2,367	414,201
		3,633,645

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	4,988	$623,700
CoStar Group, Inc. (a)	7,125	229,425
		853,125
Semiconductors & Semiconductor Equipment — 17.9%
Advanced Micro Devices, Inc. (a)	27,410	14,146,301
Analog Devices, Inc.	8,383	3,469,305
Applied Materials, Inc.	13,744	6,185,625
Broadcom, Inc. (c)	79,308	35,432,435
First Solar, Inc. (a)	1,796	550,995
Intel Corp. (a)	73,266	8,402,145
KLA Corp.	2,226	4,277,726
Lam Research Corp.	21,708	6,907,051
Microchip Technology, Inc.	9,077	859,138
Micron Technology, Inc.	18,835	18,288,785
Monolithic Power Systems, Inc.	795	1,245,137
NVIDIA Corp. (c)	364,008	76,856,649
NXP Semiconductors NV	4,284	1,376,663
ON Semiconductor Corp. (a)	7,123	859,176
Qnity Electronics, Inc.	3,531	550,836
QUALCOMM, Inc.	18,706	4,695,580
Skyworks Solutions, Inc.	2,701	210,273
Teradyne, Inc.	2,739	1,025,235
Texas Instruments, Inc.	15,398	4,706,861
		190,045,916
Software — 8.2%
Adobe, Inc. (a)	7,331	1,900,268
AppLovin Corp. - Class A (a)	4,286	2,627,704
Autodesk, Inc. (a)	3,611	835,260
Cadence Design Systems, Inc. (a)	4,620	1,732,177
Crowdstrike Holdings, Inc. - Class A (a)	4,143	3,028,533
Datadog, Inc. - Class A (a)	5,351	1,323,570
Fair Isaac Corp. (a)	395	493,983
Fortinet, Inc. (a)	10,752	1,483,453
Gen Digital, Inc.	9,169	236,468
Intuit, Inc.	4,712	1,562,169
Microsoft Corp. (c)	107,945	48,601,157
Oracle Corp.	27,406	6,187,727
Palantir Technologies, Inc. - Class A (a)	34,677	5,428,337
Palo Alto Networks, Inc. (a)	11,188	3,151,548
PTC, Inc. (a)	2,020	280,235
Roper Technologies, Inc.	1,792	583,350
Salesforce, Inc.	16,181	3,092,189
ServiceNow, Inc. (a)	17,327	2,154,959

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Synopsys, Inc. (a)	3,103	$1,475,849
Trimble, Inc. (a)	4,148	233,989
Tyler Technologies, Inc. (a)	708	221,710
Workday, Inc. - Class A (a)	3,605	527,015
		87,161,650
Specialty Retail — 1.5%
AutoZone, Inc. (a)	263	771,955
Best Buy Co., Inc.	3,277	255,442
Carvana Co. (a)	11,587	845,851
Home Depot, Inc. (c)	16,795	5,326,366
Lowe’s Cos., Inc.	9,515	2,039,635
O’Reilly Automotive, Inc. (a)	14,508	1,260,455
Ross Stores, Inc.	5,571	1,290,968
TJX Cos., Inc.	19,008	2,941,488
Tractor Supply Co.	9,035	284,874
Ulta Beauty, Inc. (a)	769	391,306
Williams-Sonoma, Inc.	2,072	421,797
		15,830,137
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (c)	220,444	68,791,755
Dell Technologies, Inc. - Class C	5,268	2,217,354
Hewlett Packard Enterprise Co.	22,213	956,048
HP, Inc.	15,861	428,881
NetApp, Inc.	3,425	596,943
Sandisk Corp. (a)	2,216	3,756,076
Seagate Technology Holdings PLC	3,572	3,142,646
Super Micro Computer, Inc. (a)	8,513	392,364
Western Digital Corp.	5,873	3,119,796
		83,401,863
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. (a)	2,557	291,115
Lululemon Athletica, Inc. (a)	1,881	246,750
Nike, Inc. - Class B	19,979	923,629
Ralph Lauren Corp. - Class A	659	239,810
Tapestry, Inc.	3,494	508,237
		2,209,541
Tobacco — 0.6%
Altria Group, Inc.	28,665	1,994,511
Philip Morris International, Inc.	26,297	4,664,562
		6,659,073

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	19,389	$856,994
United Rentals, Inc.	1,084	1,079,306
WW Grainger, Inc.	734	905,932
		2,842,232
Water Utilities — 0.0% (b)
American Water Works Co., Inc.	3,285	404,942

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	8,102	1,519,368
TOTAL COMMON STOCKS (Cost $637,253,524)		1,013,405,796

EXCHANGE TRADED FUNDS — 6.4%
Roundhill Magnificent Seven ETF (c)	963,712	68,144,076
TOTAL EXCHANGE TRADED FUNDS (Cost $64,713,045)		68,144,076

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,598	129,069
Healthpeak Properties, Inc.	11,827	226,487
Ventas, Inc.	7,386	623,526
Welltower, Inc.	10,297	2,114,283
		3,093,365
Hotel & Resort REITs — 0.0% (b)
Host Hotels & Resorts, Inc.	11,824	271,716

Industrial REITs — 0.2%
Prologis, Inc.	15,666	2,247,601

Office REITs — 0.0% (b)
BXP, Inc.	2,447	146,844

Residential REITs — 0.2%
AvalonBay Communities, Inc.	2,388	435,834
Camden Property Trust	1,789	190,636
Equity Residential	5,765	377,319
Essex Property Trust, Inc.	1,069	291,452
Invitation Homes, Inc.	9,636	281,853
Mid-America Apartment Communities, Inc.	1,964	253,493
UDR, Inc.	5,073	187,194
		2,017,781

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Retail REITs — 0.2%
Federal Realty Investment Trust	1,292	$154,562
Kimco Realty Corp.	11,486	276,583
Realty Income Corp.	14,797	906,760
Regency Centers Corp.	2,744	212,248
Simon Property Group, Inc.	5,177	1,060,819
		2,610,972
Specialized REITs — 0.8%
American Tower Corp.	7,894	1,475,862
Crown Castle, Inc.	7,335	671,153
Digital Realty Trust, Inc.	5,339	1,014,410
Equinix, Inc.	1,628	1,738,769
Extra Space Storage, Inc.	3,575	515,908
Iron Mountain, Inc.	4,952	635,094
Public Storage	2,649	804,475
SBA Communications Corp.	1,802	366,095
VICI Properties, Inc.	17,837	503,360
Weyerhaeuser Co.	12,267	300,664
		8,025,790
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,454,818)		18,414,069

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.7% (a)
Put Options — 0.7%
S&P 500 Index (f)(g)
Expiration: 06/18/2026; Exercise Price: $6,600.00	$356,262,820	470	141,000
Expiration: 07/17/2026; Exercise Price: $6,975.00	356,262,820	470	1,327,750
Expiration: 08/21/2026; Exercise Price: $7,350.00	379,003,000	500	5,822,500
TOTAL PURCHASED OPTIONS (Cost $27,051,589)			7,291,250

		Shares
RIGHTS — 0.0% (b)
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00 (a)(e)		11,159	0

Capital Markets — 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(e)		3,726	0
TOTAL RIGHTS (Cost $0)			0

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 3.55% (h)	5,456,804	$5,456,804
TOTAL MONEY MARKET FUNDS (Cost $5,456,804)		5,456,804

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.1%
First American Government Obligations Fund - Class X, 3.55% (h)	598,185	598,185
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $598,185)		598,185

TOTAL INVESTMENTS — 104.5% (Cost $751,527,965)		1,113,310,180
Liabilities in Excess of Other Assets — (4.5)%		(48,201,071)
TOTAL NET ASSETS — 100.0%		$1,065,109,109

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $423,067,898.

(d)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $584,861.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(f)	Exchange-traded.

(g)	100 shares per contract.

(h)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (4.6)%
Call Options — (4.3)%
S&P 500 Index (a)(b)
Expiration: 06/18/2026; Exercise Price: $7,050.00	$(356,262,820)	(470)	$(25,955,750)
Expiration: 07/17/2026; Exercise Price: $7,375.00	(356,262,820)	(470)	(14,689,850)
Expiration: 08/21/2026; Exercise Price: $7,875.00	(379,003,000)	(500)	(4,850,000)
Total Call Options			(45,495,600)

Put Options — (0.3)%
S&P 500 Index (a)(b)
Expiration: 06/18/2026; Exercise Price: $5,875.00	(356,262,820)	(470)	(49,350)
Expiration: 07/17/2026; Exercise Price: $6,400.00	(356,262,820)	(470)	(484,100)
Expiration: 08/21/2026; Exercise Price: $6,850.00	(379,003,000)	(500)	(2,525,000)
Total Put Options			(3,058,450)
TOTAL WRITTEN OPTIONS (Premiums received $24,911,842)			$(48,554,050)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.0%
General Dynamics Corp.	1,050	$364,161
General Electric Co.	2,608	844,366
L3Harris Technologies, Inc.	748	235,755
Lockheed Martin Corp.	1,130	599,408
Northrop Grumman Corp.	545	307,206
RTX Corp.	6,072	1,090,895
		3,441,791
Air Freight & Logistics — 0.5%
FedEx Corp.	904	372,222
United Parcel Service, Inc. - Class B	4,741	505,817
		878,039
Automobiles — 1.4%
Ford Motor Co.	31,021	541,007
General Motors Co.	5,592	465,478
Tesla, Inc. (a)	3,256	1,418,932
		2,425,417
Banks — 5.3%
Bank of America Corp.	33,866	1,747,486
Citigroup, Inc.	9,482	1,193,784
JPMorgan Chase & Co. (b)	12,299	3,681,214
PNC Financial Services Group, Inc.	1,945	430,078
Truist Financial Corp.	6,773	326,526
US Bancorp	8,025	440,171
Wells Fargo & Co.	15,944	1,236,298
		9,055,557
Beverages — 1.5%
Coca-Cola Co.	18,494	1,461,211
Constellation Brands, Inc. - Class A	491	68,161
Keurig Dr Pepper, Inc.	3,886	116,696
PepsiCo, Inc.	5,898	850,433
		2,496,501
Biotechnology — 2.4%
AbbVie, Inc.	9,678	2,107,094
Amgen, Inc.	2,544	856,794
Gilead Sciences, Inc.	6,936	932,407
Regeneron Pharmaceuticals, Inc.	117	71,929
Vertex Pharmaceuticals, Inc. (a)	330	147,688
		4,115,912
Broadline Retail — 2.9%
Amazon.com, Inc. (a)(b)	18,035	4,880,992

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Building Products — 0.5%
Carrier Global Corp.	2,635	$168,297
Johnson Controls International PLC	2,674	358,476
Trane Technologies PLC	612	276,196
		802,969
Capital Markets — 3.7%
Ameriprise Financial, Inc.	275	122,570
Bank of New York Mellon Corp.	2,713	378,274
Blackrock, Inc.	622	651,159
Blackstone, Inc.	2,885	337,459
Charles Schwab Corp.	5,537	483,657
CME Group, Inc.	1,927	527,112
Goldman Sachs Group, Inc.	1,357	1,391,685
Intercontinental Exchange, Inc.	1,531	226,358
KKR & Co., Inc.	1,436	137,770
Moody’s Corp.	337	152,745
Morgan Stanley	8,133	1,691,664
S&P Global, Inc.	652	276,448
		6,376,901
Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,013	282,242
DuPont de Nemours, Inc.	1,556	75,342
Ecolab, Inc.	762	195,072
Linde PLC	1,545	768,931
LyondellBasell Industries NV - Class A	1,839	122,569
PPG Industries, Inc.	950	107,331
Sherwin-Williams Co.	622	188,988
Solstice Advanced Materials, Inc.	660	55,592
		1,796,067
Commercial Services & Supplies — 0.4%
Cintas Corp.	910	155,847
Republic Services, Inc.	873	174,984
Waste Management, Inc.	1,283	271,303
		602,134
Communications Equipment — 2.6%
Arista Networks, Inc. (a)	4,684	746,957
Cisco Systems, Inc.	26,631	3,206,905
Motorola Solutions, Inc.	1,085	437,559
		4,391,421
Consumer Finance — 0.5%
American Express Co.	2,029	642,118
Capital One Financial Corp.	1,055	198,266
		840,384

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	666	$636,909
Kroger Co.	2,408	149,657
Sysco Corp.	1,740	131,910
Target Corp.	905	114,998
Walmart, Inc. (b)	22,651	2,621,853
		3,655,327
Diversified Telecommunication Services — 1.3%
Comcast Corp. - Class A	26,655	662,910
Verizon Communications, Inc.	32,345	1,546,414
		2,209,324
Electric Utilities — 1.8%
American Electric Power Co., Inc.	2,797	354,296
Constellation Energy Corp.	634	182,433
Duke Energy Corp.	4,091	502,088
Edison International	1,882	131,627
Exelon Corp.	5,429	247,780
NextEra Energy, Inc.	10,173	885,153
Southern Co.	5,720	526,526
Xcel Energy, Inc.	2,840	225,780
		3,055,683
Electrical Equipment — 0.5%
Eaton Corp. PLC	1,188	475,913
Emerson Electric Co.	2,070	297,707
		773,620
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. - Class A	6,097	906,990
Corning, Inc.	9,098	1,648,193
TE Connectivity PLC	2,651	565,750
		3,120,933
Energy Equipment & Services — 0.1%
SLB Ltd.	2,651	144,612

Entertainment — 0.9%
Netflix, Inc. (a)	10,641	915,339
Walt Disney Co.	6,655	677,678
		1,593,017
Financial Services — 2.4%
Berkshire Hathaway, Inc. - Class B (a)	3,506	1,663,527
MasterCard, Inc. - Class A	1,849	913,369
Visa, Inc. - Class A	4,878	1,591,984
		4,168,880

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Food Products — 0.4%
Archer-Daniels-Midland Co.	1,977	$157,725
General Mills, Inc.	2,002	67,688
Hershey Co.	667	129,418
Kraft Heinz Co.	3,906	93,783
Mondelez International, Inc. - Class A	3,318	202,962
		651,576
Ground Transportation — 0.7%
CSX Corp.	6,244	282,603
Uber Technologies, Inc. (a)	3,535	248,864
Union Pacific Corp.	2,579	677,349
		1,208,816
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	1,588	135,933
Becton Dickinson & Co.	986	145,060
Boston Scientific Corp. (a)	2,089	100,920
Intuitive Surgical, Inc. (a)	564	239,497
Medtronic PLC	6,832	504,270
Stryker Corp.	1,049	320,039
		1,445,719
Health Care Providers & Services — 1.8%
Cigna Group	1,052	291,825
CVS Health Corp.	7,099	645,867
Elevance Health, Inc.	725	285,063
HCA Healthcare, Inc.	622	235,452
Humana, Inc.	321	98,040
McKesson Corp.	235	174,473
UnitedHealth Group, Inc.	3,301	1,255,403
		2,986,123
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. - Class A (a)	1,800	239,958
Booking Holdings, Inc.	2,671	447,205
Las Vegas Sands Corp.	5,645	285,468
Marriott International, Inc. - Class A	1,331	499,924
McDonald’s Corp.	3,933	1,098,094
Starbucks Corp.	7,378	731,602
Yum! Brands, Inc.	2,039	301,670
		3,603,921
Household Durables — 0.4%
DR Horton, Inc.	1,559	229,313
Garmin, Ltd.	1,405	328,658
Lennar Corp. - Class A	1,436	128,924
		686,895

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Household Products — 0.9%
Colgate-Palmolive Co.	1,284	$115,727
Kimberly-Clark Corp.	885	86,376
Procter & Gamble Co.	9,558	1,372,146
		1,574,249
Industrial Conglomerates — 0.6%
3M Co.	2,528	387,113
Honeywell International, Inc.	2,647	629,615
		1,016,728
Insurance — 1.2%
Aflac, Inc.	1,887	212,137
Allstate Corp.	834	171,879
American International Group, Inc.	2,111	156,700
Aon PLC - Class A	418	132,113
Arthur J Gallagher & Co.	452	90,902
Chubb Ltd.	1,206	375,946
Marsh & McLennan Cos., Inc.	1,437	229,877
MetLife, Inc.	2,889	238,891
Progressive Corp.	811	154,414
Prudential Financial, Inc.	1,623	163,339
Travelers Cos., Inc.	647	188,853
		2,115,051
Interactive Media & Services — 7.7%
Alphabet, Inc. - Class A (b)	25,296	9,621,080
Meta Platforms, Inc. - Class A (b)	5,427	3,432,632
		13,053,712
IT Services — 1.4%
Accenture PLC - Class A	2,959	553,540
International Business Machines Corp.	6,291	1,873,460
		2,427,000
Life Sciences Tools & Services — 0.3%
Danaher Corp.	607	110,881
Thermo Fisher Scientific, Inc.	689	339,339
Waters Corp. (a)	130	49,864
		500,084
Machinery — 1.8%
Caterpillar, Inc.	1,647	1,442,558
Deere & Co.	953	516,697
Illinois Tool Works, Inc.	1,220	301,682
Otis Worldwide Corp.	1,376	97,476
PACCAR, Inc.	2,901	320,183
Parker-Hannifin Corp.	366	309,135
		2,987,731

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Media — 0.0% (c)
Versant Media Group, Inc.	1,061	$45,772

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	4,244	278,873
Newmont Goldcorp Corp.	4,497	493,816
Nucor Corp.	754	188,500
		961,189
Multi-Utilities — 0.7%
Consolidated Edison, Inc.	1,659	175,240
Dominion Energy, Inc.	4,686	313,681
Public Service Enterprise Group, Inc.	2,343	184,277
Sempra	2,966	264,359
WEC Energy Group, Inc.	1,575	174,904
		1,112,461
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	7,954	1,451,287
ConocoPhillips	2,886	328,946
EOG Resources, Inc.	954	127,244
Exxon Mobil Corp.	20,291	2,947,471
Marathon Petroleum Corp.	745	185,334
Occidental Petroleum Corp.	2,035	115,242
ONEOK, Inc.	1,470	123,392
Phillips 66	900	158,292
Valero Energy Corp.	849	207,852
Williams Cos., Inc.	2,935	209,530
		5,854,590
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	12,279	702,113
Eli Lilly & Co. (b)	1,862	2,057,510
Johnson & Johnson	12,717	2,865,522
Merck & Co., Inc.	11,481	1,363,024
Pfizer, Inc.	4,365	114,276
Zoetis, Inc.	1,264	98,200
		7,200,645
Professional Services — 0.3%
Automatic Data Processing, Inc.	1,730	383,783
Paychex, Inc.	1,782	172,819
		556,602

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Semiconductors & Semiconductor Equipment — 17.8%
Advanced Micro Devices, Inc. (a)	2,842	$1,466,756
Analog Devices, Inc.	2,750	1,138,088
Applied Materials, Inc.	2,861	1,287,622
Broadcom, Inc. (b)	16,698	7,460,165
KLA Corp.	590	1,133,809
Lam Research Corp.	5,424	1,725,808
Micron Technology, Inc.	3,862	3,750,002
NVIDIA Corp. (b)	44,241	9,341,045
Qnity Electronics, Inc.	772	120,432
QUALCOMM, Inc.	5,250	1,317,855
Texas Instruments, Inc.	5,444	1,664,122
		30,405,704
Software — 6.7%
Adobe, Inc. (a)	1,133	293,685
Intuit, Inc.	921	305,339
Microsoft Corp. (b)	17,962	8,087,211
Oracle Corp.	4,473	1,009,914
Palo Alto Networks, Inc. (a)	2,207	621,690
Roper Technologies, Inc.	648	210,944
Salesforce, Inc.	3,073	587,250
ServiceNow, Inc. (a)	2,925	363,782
		11,479,815
Specialty Retail — 1.9%
Home Depot, Inc.	4,910	1,557,157
Lowe’s Cos., Inc.	2,704	579,629
Ross Stores, Inc.	1,771	410,394
TJX Cos., Inc.	4,877	754,716
		3,301,896
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. (b)	30,257	9,442,000
Hewlett Packard Enterprise Co.	17,779	765,208
HP, Inc.	11,307	305,741
		10,512,949
Textiles, Apparel & Luxury Goods — 0.2%
Nike, Inc. - Class B	8,037	371,551

Tobacco — 1.0%
Altria Group, Inc.	6,095	424,090
Philip Morris International, Inc.	7,308	1,296,293
		1,720,383

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	175	$174,242

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.	5,601	1,050,356
TOTAL COMMON STOCKS (Cost $109,996,552)		169,831,241

REAL ESTATE INVESTMENT TRUSTS — 0.0% (c)
Specialized REITs — 0.0% (c)
Millrose Properties, Inc.	1,350	38,097
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,515)		38,097

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.55% (d)	511,593	511,593
TOTAL MONEY MARKET FUNDS (Cost $511,593)		511,593

TOTAL INVESTMENTS — 99.9% (Cost $110,544,660)		170,380,931
Other Assets in Excess of Liabilities — 0.1%		86,424
TOTAL NET ASSETS — 100.0%		$170,467,355

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $39,764,220.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
S&P 500 Index, Expiration: 06/04/2026; Exercise Price: $7,655.00 (a)(b)	$(113,700,900)	(150)	$(148,500)
TOTAL WRITTEN OPTIONS (Premiums received $174,981)			$(148,500)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 94.7%
Aerospace & Defense — 2.3%
ATI, Inc. (a)	35,911	$6,290,171
Curtiss-Wright Corp.	10,760	8,044,284
Moog, Inc. - Class A	8,650	3,113,740
		17,448,195
Air Freight & Logistics — 0.1%
Hub Group, Inc. - Class A	18,583	771,938

Automobile Components — 2.1%
BorgWarner, Inc.	114,174	8,199,977
Gentex Corp.	117,482	2,838,365
Gentherm, Inc. (a)	22,747	789,094
Lear Corp.	11,319	1,619,975
Phinia, Inc.	10,239	791,065
Standard Motor Products, Inc.	19,690	771,651
Visteon Corp.	6,653	786,983
		15,797,110
Banks — 8.4%
Ameris Bancorp	25,831	2,177,812
Associated Banc-Corp.	103,562	2,880,059
Banner Corp.	19,910	1,294,150
Cathay General Bancorp	39,860	2,298,327
Central Pacific Financial Corp.	22,738	781,278
Commerce Bancshares, Inc.	91,603	4,783,509
Customers Bancorp, Inc. (a)	19,763	1,484,992
East West Bancorp, Inc.	81,837	10,028,306
First Bancorp	94,059	2,255,535
First Commonwealth Financial Corp.	67,584	1,280,041
First Financial Bancorp	68,512	2,107,429
First Hawaiian, Inc.	53,016	1,430,372
Hanmi Financial Corp.	26,301	792,186
International Bancshares Corp.	31,997	2,308,903
NBT Bancorp, Inc.	26,489	1,224,851
OFG Bancorp	17,910	815,980
Provident Financial Services, Inc.	67,832	1,505,192
Texas Capital Bancshares, Inc.	22,368	2,225,392
Tompkins Financial Corp.	9,171	790,082
UMB Financial Corp.	45,100	5,919,826
Westamerica BanCorp	14,227	789,456
Wintrust Financial Corp.	39,448	5,926,273
WSFS Financial Corp.	28,862	2,062,190
Zions Bancorp NA	95,801	5,982,772
		63,144,913

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	27,934	$4,839,845
National Beverage Corp. (a)	21,613	799,465
Vita Coco Co., Inc. (a)	15,598	1,171,878
		6,811,188
Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc. (a)	37,015	801,745
BioMarin Pharmaceutical, Inc. (a)	33,356	1,910,965
Exelixis, Inc. (a)	52,214	2,635,763
Halozyme Therapeutics, Inc. (a)	11,459	762,482
Neurocrine Biosciences, Inc. (a)	67,229	10,642,350
United Therapeutics Corp. (a)	21,573	12,012,278
		28,765,583
Broadline Retail — 0.3%
Etsy, Inc. (a)	15,806	1,073,543
Macy’s, Inc.	35,335	768,890
		1,842,433
Building Products — 0.7%
Apogee Enterprises, Inc.	21,032	807,839
Armstrong World Industries, Inc.	7,481	1,181,250
AZZ, Inc.	15,346	2,079,536
Simpson Manufacturing Co., Inc.	6,235	1,183,029
		5,251,654
Capital Markets — 5.1%
Acadian Asset Management, Inc.	12,758	922,531
Affiliated Managers Group, Inc.	15,242	4,616,040
BGC Group, Inc. - Class A	346,641	3,622,398
Evercore, Inc. - Class A	23,285	7,936,925
Federated Investors, Inc.	39,670	2,223,900
Piper Sandler Cos.	33,219	2,604,702
SEI Investments Co.	82,146	7,218,991
StoneX Group, Inc. (a)	48,765	5,527,513
Virtu Financial, Inc. - Class A	67,562	3,388,234
		38,061,234
Chemicals — 1.1%
Avient Corp.	21,816	772,723
Balchem Corp.	15,064	2,360,981
Cabot Corp.	16,132	1,411,711
Innospec, Inc.	10,024	831,390
Koppers Holdings, Inc.	18,980	774,384
Minerals Technologies, Inc.	18,306	1,409,928
Sensient Technologies Corp.	8,741	995,163
		8,556,280

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Commercial Services & Supplies — 1.8%
Brady Corp. - Class A	28,825	$2,481,256
Clean Harbors, Inc. (a)	23,668	6,651,418
Healthcare Services Group, Inc. (a)	38,309	789,165
Interface, Inc.	26,601	787,390
Liquidity Services, Inc. (a)	21,751	787,604
OPENLANE, Inc. (a)	42,272	1,610,563
		13,107,396
Communications Equipment — 0.6%
Calix, Inc. (a)	19,655	781,286
Digi International, Inc. (a)	11,733	783,765
Extreme Networks, Inc. (a)	45,076	1,194,965
NetScout Systems, Inc. (a)	41,770	1,738,467
		4,498,483
Construction & Engineering — 2.6%
Argan, Inc.	5,532	3,689,955
Everus Construction Group, Inc. (a)	17,894	2,662,090
MYR Group, Inc. (a)	4,648	2,161,599
Sterling Infrastructure, Inc. (a)	8,235	7,089,017
Valmont Industries, Inc.	7,663	3,983,304
		19,585,965
Consumer Finance — 1.5%
Bread Financial Holdings, Inc.	18,370	1,636,216
Encore Capital Group, Inc. (a)	13,686	1,093,922
Enova International, Inc. (a)	17,931	2,896,036
FirstCash Holdings, Inc.	21,498	4,727,625
PROG Holdings, Inc.	21,044	773,788
		11,127,587
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	11,018	777,761
Performance Food Group Co. (a)	39,300	3,858,867
Sprouts Farmers Market, Inc. (a)	21,870	1,806,899
United Natural Foods, Inc. (a)	15,332	787,298
		7,230,825
Containers & Packaging — 0.3%
AptarGroup, Inc.	6,852	793,804
Crown Holdings, Inc.	9,831	934,731
Sonoco Products Co.	15,942	776,057
		2,504,592

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Diversified Consumer Services — 2.2%
ADT, Inc.	411,901	$2,763,856
Covista, Inc. (a)	19,182	2,259,640
Frontdoor, Inc. (a)	32,237	2,000,951
Graham Holdings Co. - Class B	761	835,038
Grand Canyon Education, Inc. (a)	13,352	2,000,797
H&R Block, Inc.	44,070	1,696,254
Laureate Education, Inc. (a)	51,167	1,636,832
Perdoceo Education Corp.	45,010	1,457,424
Strategic Education, Inc.	14,431	1,107,579
Stride, Inc. (a)	8,483	783,659
		16,542,030
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.	15,364	795,548
Uniti Group, Inc. (a)	69,290	777,434
		1,572,982
Electrical Equipment — 2.0%
Acuity, Inc.	2,655	810,067
EnerSys	23,223	5,294,147
nVent Electric PLC	54,017	9,020,299
		15,124,513
Electronic Equipment, Instruments & Components — 4.7%
Arrow Electronics, Inc. (a)	30,475	6,540,849
Benchmark Electronics, Inc.	9,362	790,715
CTS Corp.	16,082	1,032,625
ePlus, Inc.	8,913	731,668
Flex Ltd. (a)	60,697	9,151,894
Knowles Corp. (a)	20,839	779,587
PC Connection, Inc.	15,409	1,072,312
Rogers Corp. (a)	5,410	765,623
TD SYNNEX Corp.	54,869	14,336,173
		35,201,446
Energy Equipment & Services — 0.7%
Bristow Group, Inc.	18,798	782,749
Kodiak Gas Services, Inc.	52,530	3,511,630
Patterson-UTI Energy, Inc.	111,215	1,246,720
		5,541,099
Entertainment — 0.2%
Warner Music Group Corp. - Class A	45,359	1,430,623

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Financial Services — 2.5%
Enact Holdings, Inc.	64,688	$2,703,312
Essent Group Ltd.	69,251	4,008,940
MGIC Investment Corp.	149,746	3,776,594
NMI Holdings, Inc. - Class A (a)	54,932	1,972,059
Radian Group, Inc.	72,769	2,485,061
Voya Financial, Inc.	41,708	3,387,524
		18,333,490
Food Products — 1.0%
Darling Ingredients, Inc. (a)	102,574	6,062,123
John B Sanfilippo & Son, Inc.	10,247	767,603
Marzetti Co.	6,958	778,879
		7,608,605
Gas Utilities — 1.2%
National Fuel Gas Co.	54,553	4,214,219
New Jersey Resources Corp.	38,734	2,140,054
Northwest Natural Holding Co.	15,864	769,245
Southwest Gas Holdings, Inc.	24,389	2,102,576
		9,226,094
Ground Transportation — 0.9%
Landstar System, Inc.	12,263	2,537,215
Marten Transport Ltd.	45,797	789,540
Ryder System, Inc.	8,955	2,246,362
Schneider National, Inc. - Class B	23,689	837,169
		6,410,286
Health Care Equipment & Supplies — 0.8%
Globus Medical, Inc. - Class A (a)	42,439	3,474,905
Haemonetics Corp. (a)	11,793	799,683
Merit Medical Systems, Inc. (a)	17,691	1,115,595
Omnicell, Inc. (a)	18,159	801,538
		6,191,721
Health Care Providers & Services — 3.6%
Addus HomeCare Corp. (a)	8,377	768,003
AMN Healthcare Services, Inc. (a)	28,943	838,479
Chemed Corp.	4,945	2,108,597
Concentra Group Holdings Parent, Inc.	80,449	2,000,767
CorVel Corp. (a)	15,428	952,679
Encompass Health Corp.	59,599	6,308,554
Molina Healthcare, Inc. (a)	9,475	1,644,860
National HealthCare Corp.	9,337	1,721,929
Pediatrix Medical Group, Inc. (a)	36,861	793,986
Progyny, Inc. (a)	35,510	907,636
Tenet Healthcare Corp. (a)	49,628	8,700,781
		26,746,271

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Health Care Technology — 0.1%
HealthStream, Inc.	31,799	$794,021

Hotels, Restaurants & Leisure — 0.6%
Aramark	25,295	1,350,247
BJ’s Restaurants, Inc. (a)	16,910	795,616
Life Time Group Holdings, Inc. (a)	29,810	986,115
Monarch Casino & Resort, Inc.	11,925	1,434,100
		4,566,078
Household Durables — 1.9%
Green Brick Partners, Inc. (a)	11,621	781,629
La-Z-Boy, Inc.	20,854	783,693
M/I Homes, Inc. (a)	8,461	1,113,637
Mohawk Industries, Inc. (a)	7,417	796,734
Sonos, Inc. (a)	49,470	780,637
Taylor Morrison Home Corp. (a)	43,434	2,540,889
Toll Brothers, Inc.	51,386	7,119,016
		13,916,235
Household Products — 0.4%
Central Garden & Pet Co. - Class A (a)	42,930	1,465,201
Reynolds Consumer Products, Inc.	35,758	774,876
WD-40 Co.	3,862	772,284
		3,012,361
Insurance — 5.3%
CNO Financial Group, Inc.	55,607	2,556,254
Hanover Insurance Group, Inc.	26,637	4,959,809
HCI Group, Inc.	8,966	1,381,392
Horace Mann Educators Corp.	27,216	1,244,588
Mercury General Corp.	44,341	4,346,748
Reinsurance Group of America, Inc.	48,369	9,709,593
RenaissanceRe Holdings Ltd.	32,948	9,236,972
Selective Insurance Group, Inc.	46,051	3,985,253
SiriusPoint Ltd. (a)	80,662	1,722,134
United Fire Group, Inc.	18,365	814,120
		39,956,863
Interactive Media & Services — 0.7%
Match Group, Inc.	113,084	4,085,725
QuinStreet, Inc. (a)	63,931	800,416
		4,886,141
IT Services — 1.3%
Twilio, Inc. - Class A (a)	49,762	9,486,628

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Leisure Products — 0.1%
YETI Holdings, Inc. (a)	16,773	$804,601

Life Sciences Tools & Services — 0.2%
Illumina, Inc. (a)	8,008	1,304,984

Machinery — 5.3%
Enerpac Tool Group Corp.	23,187	776,533
ESCO Technologies, Inc.	7,675	2,240,332
Franklin Electric Co., Inc.	13,923	1,369,745
Gates Industrial Corp. PLC (a)	31,350	812,592
Graco, Inc.	29,836	2,251,126
Lincoln Electric Holdings, Inc.	11,690	3,021,748
Mueller Industries, Inc.	77,508	9,967,529
Mueller Water Products, Inc. - Class A	44,173	1,113,601
Proto Labs, Inc. (a)	10,613	804,041
RBC Bearings, Inc. (a)	13,864	7,929,653
Timken Co.	20,023	2,562,544
Toro Co.	42,078	3,781,971
Watts Water Technologies, Inc. - Class A	6,921	2,138,451
Worthington Enterprises, Inc.	14,195	805,850
		39,575,716
Marine Transportation — 1.0%
Kirby Corp. (a)	40,429	5,683,913
Matson, Inc.	9,363	1,697,512
		7,381,425
Media — 1.3%
DoubleVerify Holdings, Inc. (a)	81,439	789,958
John Wiley & Sons, Inc. - Class A	18,956	797,669
New York Times Co. - Class A	66,382	4,992,590
Versant Media Group, Inc.	64,674	2,790,036
		9,370,253
Metals & Mining — 2.3%
Alcoa Corp.	64,871	5,036,584
Century Aluminum Co. (a)	24,090	1,589,217
Commercial Metals Co.	10,291	782,631
Kaiser Aluminum Corp.	7,413	1,349,463
Reliance, Inc.	22,685	8,637,767
		17,395,662
Multi-Utilities — 0.2%
Avista Corp.	18,979	787,059
Unitil Corp.	15,432	772,063
		1,559,122

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Oil, Gas & Consumable Fuels — 8.0%
Antero Resources Corp. (a)	250,398	$8,951,728
Crescent Energy Co. - Class A	156,008	1,803,452
Dorian LPG Ltd.	30,114	1,211,185
HF Sinclair Corp.	139,020	9,716,108
International Seaways, Inc.	36,691	2,832,178
Magnolia Oil & Gas Corp. - Class A	104,222	2,851,514
Ovintiv, Inc.	216,539	12,134,846
Par Pacific Holdings, Inc. (a)	27,312	1,533,842
Permian Resources Corp.	549,972	10,575,962
REX American Resources Corp. (a)	21,170	989,909
SM Energy Co.	195,093	5,991,306
Talos Energy, Inc. (a)	92,591	1,358,310
		59,950,340
Passenger Airlines — 0.1%
SkyWest, Inc. (a)	9,212	789,008

Pharmaceuticals — 1.2%
ANI Pharmaceuticals, Inc. (a)	9,642	756,993
Harmony Biosciences Holdings, Inc. (a)	27,186	858,806
Indivior Pharmaceuticals, Inc. (a)	21,656	780,049
Innoviva, Inc. (a)	46,140	988,319
Jazz Pharmaceuticals PLC (a)	17,103	4,044,688
Prestige Consumer Healthcare, Inc. (a)	16,289	774,216
Supernus Pharmaceuticals, Inc. (a)	16,892	780,073
		8,983,144
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	52,970	4,194,165
ExlService Holdings, Inc. (a)	71,408	2,072,974
Genpact Ltd.	55,071	1,814,589
Korn Ferry	19,962	1,396,941
Maximus, Inc.	17,202	1,065,320
		10,543,989
Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc. (a)	17,876	5,046,574
St Joe Co.	27,988	1,780,876
		6,827,450
Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	31,277	2,175,628
Axcelis Technologies, Inc. (a)	5,068	762,278
Cirrus Logic, Inc. (a)	24,634	4,186,548
Diodes, Inc. (a)	13,631	1,435,617
Kulicke & Soffa Industries, Inc.	7,944	809,414
Lattice Semiconductor Corp. (a)	20,397	2,999,991

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	22,557	$8,225,184
Onto Innovation, Inc. (a)	10,159	2,623,460
Universal Display Corp.	8,497	782,744
		24,000,864
Software — 1.8%
Adeia, Inc.	28,837	770,525
Alarm.com Holdings, Inc. (a)	17,842	804,853
Clear Secure, Inc. - Class A	50,047	2,775,106
Docusign, Inc. (a)	21,940	1,152,289
Dropbox, Inc. - Class A (a)	30,170	810,970
Dynatrace, Inc. (a)	53,845	2,293,259
Nutanix, Inc. - Class A (a)	18,618	969,439
Qualys, Inc. (a)	11,648	1,273,010
RingCentral, Inc. - Class A	18,879	817,649
SPS Commerce, Inc. (a)	14,679	833,033
Teradata Corp. (a)	33,186	1,129,983
		13,630,116
Specialty Retail — 2.7%
Abercrombie & Fitch Co. - Class A (a)	9,909	765,173
Asbury Automotive Group, Inc. (a)	4,082	766,232
Bath & Body Works, Inc.	39,390	788,588
Buckle, Inc.	21,490	985,747
Burlington Stores, Inc. (a)	3,122	1,010,997
Five Below, Inc. (a)	27,846	6,331,067
Murphy USA, Inc.	13,243	6,701,355
Sally Beauty Holdings, Inc. (a)	59,364	788,354
Upbound Group, Inc.	41,272	792,835
Urban Outfitters, Inc. (a)	18,948	1,376,572
		20,306,920
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.	19,248	742,780
G-III Apparel Group Ltd.	23,992	775,661
Kontoor Brands, Inc.	10,607	761,265
Wolverine World Wide, Inc.	43,694	766,830
		3,046,536
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	21,474	6,524,016
MSC Industrial Direct Co., Inc. - Class A	10,355	1,133,562
Rush Enterprises, Inc. - Class A	15,966	1,106,923
WESCO International, Inc.	6,609	2,386,972
		11,151,473

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Water Utilities — 0.1%
American States Water Co.	13,405	$1,035,804

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc.	20,355	796,084
TOTAL COMMON STOCKS (Cost $647,190,927)		709,506,354

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Commercial Services & Supplies — 0.3%
CoreCivic, Inc. (a)	55,536	1,170,699
GEO Group, Inc. (a)	47,681	1,080,928
		2,251,627
Diversified REITs — 0.2%
American Assets Trust, Inc.	34,828	811,492
Broadstone Net Lease, Inc.	49,799	1,007,434
		1,818,926
Health Care REITs — 1.2%
LTC Properties, Inc.	20,612	771,095
Omega Healthcare Investors, Inc.	161,175	7,536,543
Universal Health Realty Income Trust	18,767	777,892
		9,085,530
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.	148,726	2,184,785
Ryman Hospitality Properties, Inc.	24,964	2,874,105
Sunstone Hotel Investors, Inc.	112,957	1,222,195
Xenia Hotels & Resorts, Inc.	45,324	787,278
		7,068,363
Office REITs — 0.1%
Easterly Government Properties, Inc.	32,585	781,388

Residential REITs — 0.7%
American Homes 4 Rent - Class A	157,992	5,068,384

Retail REITs — 1.2%
Brixmor Property Group, Inc.	134,385	4,106,806
NNN REIT, Inc.	46,350	2,063,038
Phillips Edison & Co., Inc.	40,141	1,611,661
Urban Edge Properties	48,861	1,096,441
		8,877,946

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Specialized REITs — 0.4%
Four Corners Property Trust, Inc.	39,760	$990,024
Outfront Media, Inc. (a)	67,121	2,163,981
		3,154,005
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,369,655)		38,106,169

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.55% (b)	1,557,882	1,557,882
TOTAL MONEY MARKET FUNDS (Cost $1,557,882)		1,557,882

TOTAL INVESTMENTS — 100.0% (Cost $685,118,464)		749,170,405
Other Assets in Excess of Liabilities — 0.0% (c)		175,623
TOTAL NET ASSETS — 100.0%		$749,346,028

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

(c)	Represents less than 0.05% of net assets.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 97.0%
Aerospace & Defense — 2.5%
General Dynamics Corp.	14,585	$5,058,370
Howmet Aerospace, Inc.	16,393	4,233,492
Huntington Ingalls Industries, Inc.	3,153	971,660
L3Harris Technologies, Inc.	4,582	1,444,155
Lockheed Martin Corp.	8,349	4,428,727
Northrop Grumman Corp.	3,723	2,098,580
Textron, Inc.	15,430	1,415,857
		19,650,841
Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.	8,751	1,382,571
FedEx Corp.	13,391	5,513,744
		6,896,315
Automobiles — 0.5%
General Motors Co.	44,015	3,663,809

Banks — 0.8%
KeyCorp	92,271	1,968,141
M&T Bank Corp.	5,055	1,092,436
US Bancorp	57,479	3,152,723
		6,213,300
Beverages — 2.1%
Coca-Cola Co.	88,233	6,971,289
Monster Beverage Corp. (a)	39,253	3,457,404
PepsiCo, Inc.	39,971	5,763,419
		16,192,112
Biotechnology — 2.2%
Biogen, Inc. (a)	8,899	1,744,204
Gilead Sciences, Inc.	51,638	6,941,696
Incyte Corp. (a)	15,154	1,465,998
Regeneron Pharmaceuticals, Inc.	5,684	3,494,410
Vertex Pharmaceuticals, Inc. (a)	8,143	3,644,318
		17,290,626
Building Products — 0.1%
Allegion PLC	8,358	1,087,125

Capital Markets — 3.4%
Bank of New York Mellon Corp.	28,134	3,922,724
CBOE Global Markets, Inc.	7,944	2,649,801
Charles Schwab Corp.	58,055	5,071,104
Interactive Brokers Group, Inc. - Class A	21,558	1,874,899
Intercontinental Exchange, Inc.	13,663	2,020,075

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Moody’s Corp.	3,866	$1,752,264
Nasdaq, Inc.	20,004	1,850,770
Northern Trust Corp.	10,886	1,801,089
S&P Global, Inc.	6,121	2,595,304
State Street Corp.	19,544	3,041,828
		26,579,858
Chemicals — 1.3%
CF Industries Holdings, Inc.	15,631	1,756,143
Corteva, Inc.	31,235	2,445,076
Linde PLC	12,257	6,100,186
		10,301,405
Commercial Services & Supplies — 0.8%
Cintas Corp.	9,888	1,693,419
Republic Services, Inc.	14,351	2,876,514
Veralto Corp.	18,069	1,485,814
		6,055,747
Communications Equipment — 1.8%
Arista Networks, Inc. (a)	42,412	6,763,442
Ciena Corp. (a)	8,231	4,775,873
F5, Inc. (a)	6,929	2,656,925
		14,196,240
Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	1,671	3,054,939
EMCOR Group, Inc.	2,907	2,403,566
		5,458,505
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	10,657	10,191,502
Dollar General Corp.	15,407	1,704,168
		11,895,670
Containers & Packaging — 0.2%
Ball Corp.	26,349	1,440,500

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	298,098	7,392,830
Comcast Corp. - Class A	137,885	3,429,200
		10,822,030
Electric Utilities — 1.5%
American Electric Power Co., Inc.	18,828	2,384,943
Duke Energy Corp.	12,004	1,473,251
Edison International	28,659	2,004,410
Eversource Energy	21,112	1,441,316
Exelon Corp.	31,191	1,423,557

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
FirstEnergy Corp.	22,056	$1,023,178
PG&E Corp.	125,869	2,056,700
		11,807,355
Electrical Equipment — 0.4%
AMETEK, Inc.	13,002	2,936,502

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. - Class A	23,075	3,432,637
Keysight Technologies, Inc. (a)	13,150	4,449,039
TE Connectivity PLC	18,207	3,885,556
		11,767,232
Entertainment — 0.1%
TKO Group Holdings, Inc.	4,974	1,020,565

Financial Services — 5.2%
Berkshire Hathaway, Inc. - Class B (a)	66,649	31,623,617
MasterCard, Inc. - Class A	18,307	9,043,292
		40,666,909
Food Products — 0.2%
Tyson Foods, Inc. - Class A	21,084	1,286,546

Ground Transportation — 0.3%
JB Hunt Transport Services, Inc.	7,630	2,109,161

Health Care Equipment & Supplies — 0.2%
Edwards Lifesciences Corp. (a)	15,082	1,304,141

Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	12,082	2,377,738
Centene Corp. (a)	43,999	2,622,340
Cigna Group	5,944	1,648,866
CVS Health Corp.	33,055	3,007,344
HCA Healthcare, Inc.	10,764	4,074,605
McKesson Corp.	3,889	2,887,349
Quest Diagnostics, Inc.	8,905	1,735,584
Universal Health Services, Inc. - Class B	6,626	968,125
		19,321,951
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc. - Class A (a)	15,449	2,059,506
Darden Restaurants, Inc.	7,056	1,438,789
Domino’s Pizza, Inc.	3,904	1,212,504
Las Vegas Sands Corp.	37,606	1,901,736
McDonald’s Corp.	12,032	3,359,334
Yum! Brands, Inc.	10,119	1,497,106
		11,468,975

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Household Durables — 0.7%
Garmin, Ltd.	11,655	$2,726,337
NVR, Inc. (a)	271	1,654,401
PulteGroup, Inc.	12,048	1,423,833
		5,804,571
Household Products — 1.2%
Church & Dwight Co., Inc.	13,061	1,249,024
Colgate-Palmolive Co.	15,329	1,381,603
Procter & Gamble Co.	46,031	6,608,210
		9,238,837
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	9,678	2,302,009

Insurance — 2.8%
Allstate Corp.	13,609	2,804,679
Arch Capital Group Ltd. (a)	18,671	1,668,067
Chubb Ltd.	19,262	6,004,543
Cincinnati Financial Corp.	12,041	1,895,494
Globe Life, Inc.	10,064	1,542,208
Hartford Insurance Group, Inc.	19,058	2,422,844
Loews Corp.	16,460	1,704,433
Travelers Cos., Inc.	12,434	3,629,360
		21,671,628
Interactive Media & Services — 9.1%
Alphabet, Inc. - Class A	119,740	45,541,912
Meta Platforms, Inc. - Class A	40,167	25,406,029
		70,947,941
IT Services — 1.0%
Accenture PLC - Class A	16,236	3,037,268
Cognizant Technology Solutions Corp. - Class A	33,756	1,882,066
VeriSign, Inc.	9,219	2,630,918
		7,550,252
Machinery — 1.3%
Cummins, Inc.	3,951	2,554,835
IDEX Corp.	7,538	1,589,236
Nordson Corp.	5,635	1,619,105
Otis Worldwide Corp.	15,215	1,077,831
Snap-on, Inc.	2,986	1,108,433
Wabtec Corp.	9,477	2,475,013
		10,424,453
Media — 0.2%
News Corp. - Class A	54,085	1,411,618

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 1.4%
Freeport-McMoRan, Inc.	38,806	$2,549,942
Newmont Goldcorp Corp.	55,122	6,052,947
Nucor Corp.	7,735	1,933,750
		10,536,639
Multi-Utilities — 0.5%
Ameren Corp.	16,469	1,778,158
Consolidated Edison, Inc.	18,363	1,939,684
		3,717,842
Oil, Gas & Consumable Fuels — 6.9%
APA Corp.	42,721	1,556,326
Chevron Corp.	86,872	15,850,665
ConocoPhillips	57,970	6,607,421
Devon Energy Corp.	50,021	2,225,434
EQT Corp.	41,978	2,305,852
Expand Energy Corp.	18,332	1,704,509
Exxon Mobil Corp.	135,794	19,725,436
Williams Cos., Inc.	51,330	3,664,449
		53,640,092
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	88,647	5,068,836
Eli Lilly & Co.	12,204	13,485,420
Johnson & Johnson	81,977	18,471,877
Merck & Co., Inc.	91,422	10,853,620
Viatris, Inc.	104,370	1,697,056
		49,576,809
Professional Services — 0.3%
Broadridge Financial Solutions, Inc.	7,437	1,143,215
Leidos Holdings, Inc.	11,106	1,419,347
		2,562,562
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	7,972	996,819

Semiconductors & Semiconductor Equipment — 14.4%
Analog Devices, Inc.	18,245	7,550,694
Applied Materials, Inc.	24,754	11,140,785
Lam Research Corp.	31,651	10,070,715
Micron Technology, Inc.	42,279	41,052,909
NVIDIA Corp.	198,743	41,962,597
		111,777,700

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Software — 7.7%
Adobe, Inc. (a)	16,538	$4,286,815
Autodesk, Inc. (a)	8,510	1,968,448
Cadence Design Systems, Inc. (a)	7,327	2,747,112
Microsoft Corp.	90,845	40,902,053
Palantir Technologies, Inc. - Class A (a)	38,504	6,027,416
PTC, Inc. (a)	12,440	1,725,801
Synopsys, Inc. (a)	5,079	2,415,674
		60,073,319
Specialty Retail — 2.4%
Home Depot, Inc.	8,895	2,820,960
Lowe’s Cos., Inc.	6,871	1,472,867
Ross Stores, Inc.	20,431	4,734,476
TJX Cos., Inc.	50,596	7,829,731
Ulta Beauty, Inc. (a)	3,213	1,634,935
		18,492,969
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	141,216	44,067,865

Tobacco — 1.0%
Altria Group, Inc.	27,789	1,933,559
Philip Morris International, Inc.	34,411	6,103,823
		8,037,382
TOTAL COMMON STOCKS (Cost $638,826,097)		754,264,727

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	81,439	1,871,468

Residential REITs — 0.4%
Equity Residential	20,445	1,338,125
Invitation Homes, Inc.	59,870	1,751,198
		3,089,323
Retail REITs — 0.7%
Federal Realty Investment Trust	10,936	1,308,274
Realty Income Corp.	22,745	1,393,814
Regency Centers Corp.	15,670	1,212,074
Simon Property Group, Inc.	8,438	1,729,030
		5,643,192

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Specialized REITs — 1.3%
American Tower Corp.	16,518	$3,088,205
Equinix, Inc.	3,821	4,080,981
SBA Communications Corp.	6,556	1,331,917
VICI Properties, Inc.	45,469	1,283,135
		9,784,238
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,931,451)		20,388,221

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.55% (b)	2,556,668	2,556,668
TOTAL MONEY MARKET FUNDS (Cost $2,556,668)		2,556,668

TOTAL INVESTMENTS — 99.9% (Cost $660,314,216)		777,209,616
Other Assets in Excess of Liabilities — 0.1%		699,034
TOTAL NET ASSETS — 100.0%		$777,908,650

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	160,740	$15,500,158
iShares Preferred and Income Securities ETF (a)	182,562	5,761,657
State Street Blackstone Senior Loan ETF (a)(b)	1,213,143	49,192,949
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	233,183	21,373,554
State Street SPDR Bloomberg Convertible Securities ETF (a)	272,040	29,407,524
VanEck Fallen Angel High Yield Bond ETF	753,692	22,030,417
Xtrackers USD High Yield Corporate Bond ETF	1,060,959	38,905,366
TOTAL EXCHANGE TRADED FUNDS (Cost $178,791,836)		182,171,625

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 34.0%
First American Government Obligations Fund - Class X, 3.55% (c)	61,926,088	61,926,088
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $61,926,088)		61,926,088

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.55% (c)	409,453	409,453
TOTAL MONEY MARKET FUNDS (Cost $409,453)		409,453

TOTAL INVESTMENTS — 134.1% (Cost $241,127,377)		244,507,166
Liabilities in Excess of Other Assets — (34.1)%		(62,136,209)
TOTAL NET ASSETS — 100.0%		$182,370,957

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $60,627,437.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Centre American Select Equity Fund	Centre Global Infrastructure Fund	Horizon Active Asset Allocation Fund	Horizon Active Income Fund	Horizon Active Risk Assist® Fund
ASSETS:
Investments, at value	$477,145,584	$83,435,228	$908,037,262	$300,364,299	$1,619,233,191
Receivable for fund shares sold	980,981	810,114	132,487	129,789	781,361
Dividends receivable	431,333	240,165	103,147	67,584	165,448
Dividend tax reclaims receivable	23,537	51,458	3,804	—	8,503
Deposits at broker for securities sold short	787	—	—	—	12
Receivable for investments sold	—	363,040	2,028,670	—	2,236,070
Security lending income receivable	—	—	18,515	10,749	17,216
Foreign currency, at value	—	6,655	—	—	—
Deferred organizational expenses	—	222	—	—	—
Prepaid expenses and other assets	37,876	34,243	51,609	33,919	50,521
Total assets	478,620,098	84,941,125	910,375,494	300,606,340	1,622,492,322

LIABILITIES:
Written options, at value	—	—	492,000	—	5,250,500
Payable for fund shares redeemed	6,955,387	23,104	817,343	281,051	796,220
Payable to Adviser	292,346	56,755	657,464	201,386	1,323,917
Payable for distribution and shareholder servicing fees	175,345	56,364	57,274	26,434	113,364
Payable for fund administration and accounting fees	47,177	19,882	94,015	39,942	148,057
Payable for transfer agent fees and expenses	22,741	11,673	66,929	22,220	45,062
Payable for custodian fees	12,271	9,350	8,278	2,612	15,003
Payable for audit fees	11,688	11,486	11,575	11,675	11,192
Interest payable	—	—	3,264	8,608	37,020
Payable for investments purchased	—	1,009	2,093,782	—	4,250,254
Payable upon return of securities loaned	—	—	124,509,872	8,850,900	13,473,182
Payable for expenses and other liabilities	16,247	1,955	31,360	7,420	3,173
Total liabilities	7,533,202	191,578	128,843,156	9,452,248	25,466,944
NET ASSETS	$471,086,896	$84,749,547	$781,532,338	$291,154,092	$1,597,025,378

NET ASSETS CONSIST OF:
Paid-in capital	$341,276,267	$91,782,924	$593,610,815	$378,637,636	$1,288,683,879
Total distributable earnings/(accumulated losses)	129,810,629	(7,033,377)	187,921,523	(87,483,544)	308,341,499
Total net assets	$471,086,896	$84,749,547	$781,532,338	$291,154,092	$1,597,025,378

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2026 (Unaudited)

	Centre American Select Equity Fund	Centre Global Infrastructure Fund	Horizon Active Asset Allocation Fund	Horizon Active Income Fund	Horizon Active Risk Assist® Fund
Advisor Class
Net assets	$211,901,783	$29,562,632	$650,207	$1,174,325	$3,037,389
Shares issued and outstanding (unlimited shares authorized without par value)	12,970,243	2,035,542	39,346	145,575	108,701
Net asset value per share	$16.34	$14.52	$16.53	$8.07	$27.94

Institutional Class
Net assets	$—	$—	$46,052,101	$2,033,908	$8,636,783
Shares issued and outstanding (unlimited shares authorized without par value)	—	—	2,760,262	255,663	306,653
Net asset value per share	$—	$—	$16.68	$7.96	$28.16

Investor Class
Net assets	$259,185,113	$55,186,915	$734,830,030	$287,945,859	$1,585,351,206
Shares issued and outstanding (unlimited shares authorized without par value)	15,073,915	3,807,891	44,226,169	36,014,441	56,515,958
Net asset value per share	$17.19	$14.49	$16.62	$8.00	$28.05

COST:
Investments, at cost	$391,925,182	$61,075,269	$764,036,176	$299,272,822	$1,271,052,226
Foreign currency, at cost	$—	$6,772	$—	$—	$—

PROCEEDS:
Written options premium received	$—	$—	$482,156	$—	$5,660,995

LOANED SECURITIES:
at value (included in investments)	$—	$—	$122,068,386	$8,661,146	$13,116,386

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2026 (Unaudited)

	Horizon Defensive Core Fund	Horizon Defined Risk Fund	Horizon Equity Premium Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund	Horizon Multi- Factor U.S. Equity Fund
ASSETS:
Investments, at value	$530,988,340	$1,113,310,180	$170,380,931	$749,170,405	$777,209,616
Dividends receivable	384,649	918,595	190,987	471,890	856,022
Receivable for fund shares sold	107,310	1,327,981	216,334	854,907	772,098
Dividend tax reclaims receivable	2,044	2,988	74,062	—	3,580
Security lending income receivable	—	1,052	—	58	—
Deposits at broker for securities sold short	—	—	7	—	—
Prepaid expenses and other assets	33,224	54,426	30,768	31,632	48,501
Total assets	531,515,567	1,115,615,222	170,893,089	750,528,892	778,889,817

LIABILITIES:
Written options, at value	—	48,554,050	148,500	—	—
Payable to Adviser	297,623	710,536	102,771	491,048	522,416
Payable for distribution fees	161,820	80,594	26,419	75,354	65,920
Payable for fund shares redeemed	139,110	370,652	57,591	452,328	252,931
Payable for fund administration and accounting fees	61,970	94,084	30,970	58,987	75,167
Payable for custodian fees	25,598	38,941	7,350	40,969	13,706
Payable for transfer agent fees and expenses	20,332	25,428	11,876	17,048	23,287
Payable for audit fees	11,525	11,332	11,764	11,821	11,684
Interest payable	10,617	3,211	9,279	(325)	(1,310)
Deferred organizational expenses	3,237	—	—	—	235
Payable upon return of securities loaned	—	598,185	—	—	—
Loans payable	—	320	—	—	—
Payable for expenses and other liabilities	21,061	18,780	19,214	35,634	17,131
Total liabilities	752,893	50,506,113	425,734	1,182,864	981,167
NET ASSETS	$530,762,674	$1,065,109,109	$170,467,355	$749,346,028	$777,908,650

NET ASSETS CONSIST OF:
Paid-in capital	$435,399,161	$771,052,670	$120,325,775	$632,186,183	$639,973,661
Total distributable earnings	95,363,513	294,056,439	50,141,580	117,159,845	137,934,989
Total net assets	$530,762,674	$1,065,109,109	$170,467,355	$749,346,028	$777,908,650

Advisor Class
Net assets	$49,168,246	$14,342,394	$2,223,623	$4,832,045	$8,954,626
Shares issued and outstanding (unlimited shares authorized without par value)	1,084,157	159,989	26,431	109,296	251,436
Net asset value per share	$45.35	$89.65	$84.13	$44.21	$35.61

Investor Class
Net assets	$481,594,428	$1,050,766,715	$168,243,732	$744,513,983	$768,954,024
Shares issued and outstanding (unlimited shares authorized without par value)	10,575,101	11,718,079	2,000,230	16,805,478	21,624,246
Net asset value per share	$45.54	$89.67	$84.11	$44.30	$35.56

COST:
Investments, at cost	$423,839,769	$751,527,965	$110,544,660	$685,118,464	$660,314,216

PROCEEDS:
Written options premium received	$—	$24,911,842	$174,981	$—	$—

LOANED SECURITIES:
at value (included in investments)	$—	$584,861	$—	$—	$—

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2026 (Unaudited)

Horizon Tactical Fixed Income Fund
ASSETS:
Investments, at value	$244,507,166
Receivable for fund shares sold	57,436
Security lending income receivable	18,152
Dividends receivable	3,065
Prepaid expenses and other assets	26,496
Total assets	244,612,315

LIABILITIES:
Payable upon return of securities loaned	61,926,088
Payable for distribution fees	92,501
Payable to Adviser	91,944
Payable for fund shares redeemed	58,886
Payable for fund administration and accounting fees	32,985
Payable for transfer agent fees and expenses	17,550
Payable for audit fees	11,713
Payable for custodian fees	1,940
Interest payable	1,221
Payable for expenses and other liabilities	6,530
Total liabilities	62,241,358
NET ASSETS	$182,370,957

NET ASSETS CONSIST OF:
Paid-in capital	$199,153,532
Total accumulated losses	(16,782,575)
Total net assets	$182,370,957

Advisor Class
Net assets	$6,935,358
Shares issued and outstanding (unlimited shares authorized without par value)	154,527
Net asset value per share	$44.88

Investor Class
Net assets	$175,435,599
Shares issued and outstanding (unlimited shares authorized without par value)	3,908,374
Net asset value per share	$44.89

COST:
Investments, at cost	$241,127,377

LOANED SECURITIES:
at value (included in investments)	$60,627,437

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the Period Ended May 31, 2026 (Unaudited)

	Centre American Select Equity Fund	Centre Global Infrastructure Fund	Horizon Active Asset Allocation Fund	Horizon Active Income Fund	Horizon Active Risk Assist® Fund
INVESTMENT INCOME:
Dividend income	$3,493,294	$1,480,510	$8,167,776	$7,468,874	$14,195,647
Less: dividend withholding taxes	—	(88,924)	(13,466)	—	(14,239)
Less: issuance fees	(913)	—	(1,638)	—	(2,955)
Total investment income	3,492,381	1,391,586	8,152,672	7,468,874	14,178,453

EXPENSES:
Investment advisory fee	1,396,773	357,374	3,622,138	1,098,428	7,201,541
Distribution expenses - Advisor Class	235,015	36,048	676	393	1,229
Distribution expenses - Investor Class	92,230	27,625	—	—	—
Fund administration and accounting fees	55,536	27,291	129,180	53,224	215,772
Federal and state registration fees	35,157	19,867	41,028	36,509	86,457
Transfer agent fees	32,442	18,321	97,170	34,371	67,345
Custodian fees	21,593	13,358	17,631	5,623	27,990
Legal fees	18,591	4,630	35,429	15,032	75,438
Trustees’ fees	12,062	3,002	26,377	10,232	51,461
Audit fees	11,102	11,202	11,148	10,721	11,337
Compliance fees	8,477	2,581	19,486	7,529	36,722
Reports to shareholders	3,702	5,260	23,936	9,446	22,729
Shareholder service costs - Investor Class	—	—	344,545	141,427	722,510
Interest expense	—	—	3,674	352	1,074
Income tax expense	—	—	—	1,135	—
Other expenses and fees	6,031	1,941	13,191	4,181	27,556
Total expenses	1,928,711	528,500	4,385,609	1,428,603	8,549,161
Fee waiver from Adviser	—	(23,364)	—	—	—
Security lending credit	—	—	(157,734)	(83,843)	(92,142)
Net expenses	1,928,711	505,136	4,227,875	1,344,760	8,457,019
NET INVESTMENT INCOME	1,563,670	886,450	3,924,797	6,124,114	5,721,434

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	44,400,011	280,355	49,063,412	(731,649)	34,825,306
Written options expired or closed	—	—	(981,859)	—	12,544,841
Foreign currency transactions	—	(2,993)	—	—	—
Net realized gain (loss)	44,400,011	277,362	48,081,553	(731,649)	47,370,147
Net change in unrealized appreciation (depreciation) on:
Investments	40,226,796	6,981,527	44,061,661	(4,701,471)	123,395,277
Written options	—	—	(9,844)	—	612,297
Foreign currency translation	—	2,034	—	—	—
Net change in unrealized appreciation (depreciation)	40,226,796	6,983,561	44,051,817	(4,701,471)	124,007,574
Net realized and unrealized gain (loss)	84,626,807	7,260,923	92,133,370	(5,433,120)	171,377,721
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,190,477	$8,147,373	$96,058,167	$690,994	$177,099,155

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2026 (Unaudited)

	Horizon Defensive Core Fund	Horizon Defined Risk Fund	Horizon Equity Premium Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund	Horizon Multi- Factor U.S. Equity Fund
INVESTMENT INCOME:
Dividend income	$3,313,823	$6,741,996	$1,190,833	$4,293,320	$5,107,891
Less: issuance fees	(63)	(51)	(8)	—	(49)
Less: dividend withholding taxes	(797)	(1,255)	—	(5,648)	—
Total investment income	3,312,963	6,740,690	1,190,825	4,287,672	5,107,842

EXPENSES:
Investment advisory fee	1,642,682	3,902,569	569,285	2,665,432	2,948,089
Distribution expenses - Investor Class	218,504	480,907	74,885	331,426	364,525
Distribution expenses - Advisor Class	57,667	17,285	2,550	4,383	9,965
Fund administration and accounting fees	92,365	146,110	43,009	92,624	114,123
Federal and state registration fees	52,708	81,043	28,681	79,008	52,952
Custodian fees	30,718	59,460	12,267	52,470	25,857
Transfer agent fees	28,199	38,076	15,909	25,150	34,335
Legal fees	25,584	50,660	7,824	34,353	39,192
Reports to shareholders	19,879	38,576	11,138	29,841	32,981
Trustees’ fees	17,264	33,936	5,291	22,645	26,160
Interest expense	14,055	—	587	240	7,723
Compliance fees	12,870	23,744	4,045	15,752	18,720
Audit fees	10,795	10,890	10,677	11,028	11,095
Income tax expense	—	28,276	—	—	—
Other expenses and fees	10,690	18,418	2,090	12,564	14,549
Total expenses	2,233,980	4,929,950	788,238	3,376,916	3,700,266
Fee recoupment to Adviser	—	1,796	98	159,964	—
Security lending credit	—	(37,380)	(4)	(219)	—
Net expenses	2,233,980	4,894,366	788,332	3,536,661	3,700,266
NET INVESTMENT INCOME	1,078,983	1,846,324	402,493	751,011	1,407,576

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	6,050,502	(39,080,369)	2,886,878	57,710,532	21,975,805
Written options expired or closed	—	21,850,701	(1,740,274)	—	—
Net realized gain (loss)	6,050,502	(17,229,668)	1,146,604	57,710,532	21,975,805
Net change in unrealized appreciation (depreciation) on:
Investments	35,202,742	93,977,883	13,686,908	19,514,824	40,167,472
Written options	—	(28,245,321)	26,107	—	—
Net change in unrealized appreciation (depreciation)	35,202,742	65,732,562	13,713,015	19,514,824	40,167,472
Net realized and unrealized gain (loss)	41,253,244	48,502,894	14,859,619	77,225,356	62,143,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,332,227	$50,349,218	$15,262,112	$77,976,367	$63,550,853

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2026 (Unaudited)

Horizon Tactical Fixed Income Fund
INVESTMENT INCOME:
Dividend income	$4,485,168
Total investment income	4,485,168

EXPENSES:
Investment advisory fee	533,996
Distribution expenses - Investor Class	85,447
Distribution expenses - Advisor Class	8,881
Federal and state registration fees	43,357
Fund administration and accounting fees	40,997
Transfer agent fees	24,236
Audit fees	10,702
Legal fees	9,589
Reports to shareholders	7,843
Trustees’ fees	7,439
Compliance fees	4,912
Custodian fees	3,837
Interest expense	73
Other expenses and fees	5,449
Total expenses	786,758
Security lending credit	(83,775)
NET INVESTMENT INCOME	3,782,185

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,273,697)
Net realized gain (loss)	(5,273,697)
Net change in unrealized appreciation (depreciation) on:
Investments	(160,377)
Net change in unrealized appreciation (depreciation)	(160,377)
Net realized and unrealized gain (loss)	(5,434,074)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,651,889)

See accompanying notes to financial statements.

Centre American Select Equity Fund

Statements of Changes in Net Assets

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025	Year ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$1,563,670	$483,093	$4,088,388
Net realized gain (loss)	44,400,011	2,265,809	80,862,758
Net change in unrealized appreciation (depreciation)	40,226,796	7,192,240	(68,781,457)
Net increase (decrease) in net assets from operations	86,190,477	9,941,142	16,169,689

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class (a)	(47,109,396)	—	(21,186,709)
From earnings - Investor Class (b)	(32,947,007)	—	(21,977,956)
Total distributions to shareholders	(80,056,403)	—	(43,164,665)

CAPITAL TRANSACTIONS: (a)(b)
Shares sold - Advisor Class	15,879,521	136,102	5,564,160
Shares issued from reinvestment of distributions - Advisor Class	45,903,786	—	20,788,015
Shares redeemed - Advisor Class	(19,057,343)	(4,511,024)	(61,508,183)
Shares redeemed in exchange for Investor Class Shares	—	—	(638,973)
Redemption fees - Advisor Class	49	—	3,761
Shares sold - Investor Class	143,117,980	4,075,764	31,781,214
Shares issued in exchange for Advisor Class Shares	—	—	638,973
Shares issued from reinvestment of distributions - Investor Class	30,612,540	—	20,718,522
Shares redeemed - Investor Class	(49,034,279)	(12,805,749)	(109,541,345)
Redemption fees - Investor Class	58	—	4,040
Net increase (decrease) in net assets from capital transactions	167,422,312	(13,104,907)	(92,189,816)

NET INCREASE (DECREASE) IN NET ASSETS	173,556,386	(3,163,765)	(119,184,792)

NET ASSETS:
Beginning of the period	297,530,510	300,694,275	419,879,067
End of the period	$471,086,896	$297,530,510	$300,694,275

SHARES TRANSACTIONS (a)(b)
Shares sold - Advisor Class	1,016,894	8,121	343,975
Shares issued from reinvestment of distributions - Advisor Class	3,390,235	—	1,354,268
Shares redeemed - Advisor Class	(1,281,372)	(269,988)	(3,868,747)
Shares redeemed in exchange for Investor Class Shares	—	—	(41,578)
Shares sold - Investor Class	9,009,079	236,617	1,906,846
Shares issued in exchange for Advisor Class Shares	—	—	38,199
Shares issued from reinvestment of distributions - Investor Class	2,149,757	—	1,302,232
Shares redeemed - Investor Class	(3,088,492)	(741,676)	(7,004,210)
Total increase (decrease) in shares outstanding	11,196,101	(766,926)	(5,969,015)

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.
(b)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund STATEMENTS OF CHANGES IN NET ASSETS

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025	Year ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$886,450	$275,434	$1,042,468
Net realized gain (loss)	277,362	(189,304)	56,696
Net change in unrealized appreciation (depreciation)	6,983,561	(555,785)	7,012,130
Net increase (decrease) in net assets from operations	8,147,373	(469,655)	8,111,294

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class (a)	(785,515)	(84,377)	(621,326)
From earnings - Investor Class (b)	(1,608,000)	(186,152)	(466,837)
Total distributions to shareholders	(2,393,515)	(270,529)	(1,088,163)

CAPITAL TRANSACTIONS: (a)(b)
Shares sold - Advisor Class	213,794	149,073	972,892
Shares issued from reinvestment of distributions - Advisor Class	656,395	70,760	514,531
Shares redeemed - Advisor Class	(969,621)	(744,757)	(3,089,134)
Shares redeemed in exchange for Investor Class Shares	—	—	(107,623)
Redemption fees - Advisor Class	—	—	1,014
Shares sold - Investor Class	10,927,826	5,008,753	53,024,830
Shares issued in exchange for Advisor Class Shares	—	—	107,623
Shares issued from reinvestment of distributions - Investor Class	1,598,437	185,105	459,298
Shares redeemed - Investor Class	(18,088,247)	(3,018,811)	(5,748,592)
Redemption fees - Investor Class	—	—	245
Net increase (decrease) in net assets from capital transactions	(5,661,416)	1,650,123	46,135,084

NET INCREASE (DECREASE) IN NET ASSETS	92,442	909,939	53,158,215

NET ASSETS:
Beginning of the period	84,657,105	83,747,166	30,588,951
End of the period	$84,749,547	$84,657,105	$83,747,166

SHARES TRANSACTIONS (a)(b)
Shares sold - Advisor Class	14,893	11,016	77,543
Shares issued from reinvestment of distributions - Advisor Class	48,368	5,233	41,164
Shares redeemed - Advisor Class	(69,379)	(54,527)	(246,070)
Shares redeemed in exchange for Investor Class Shares	—	—	(8,051)
Shares sold - Investor Class	780,099	369,452	4,124,875
Shares issued in exchange for Advisor Class Shares	—	—	8,068
Shares issued from reinvestment of distributions - Investor Class	118,126	13,718	35,776
Shares redeemed - Investor Class	(1,290,305)	(223,830)	(442,127)
Total increase (decrease) in shares outstanding	(398,198)	121,062	3,591,178

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.
(b)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

See accompanying notes to financial statements.

Horizon Funds

Statements of Changes in Net Assets

	Horizon Active Asset Allocation Fund		Horizon Active Income Fund
	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$3,924,797	$6,175,819	$6,124,114	$10,380,280
Net realized gain (loss)	48,081,553	31,151,618	(731,649)	(2,899,418)
Net change in unrealized appreciation (depreciation)	44,051,817	40,771,763	(4,701,471)	2,491,272
Net increase (decrease) in net assets from operations	96,058,167	78,099,200	690,994	9,972,134

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(27,588)	(192,918)	(15,060)	(13,618)
From earnings - Institutional Class	(1,832,420)	(6,290,316)	(69,380)	(102,065)
From earnings - Investor Class	(30,096,409)	(128,368,772)	(8,730,231)	(9,850,548)
Total distributions to shareholders	(31,956,417)	(134,852,006)	(8,814,671)	(9,966,231)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	331,644	21,846	1,004,721	25,051
Shares issued from reinvestment of distributions - Advisor Class	22,479	144,427	14,651	13,613
Shares redeemed - Advisor Class	(475,973)	(668,485)	(45,977)	(350,872)
Shares sold - Institutional Class	3,598,697	6,574,078	48,059	160,755
Shares issued from reinvestment of distributions - Institutional Class	1,831,532	6,287,069	69,380	102,065
Shares redeemed - Institutional Class	(5,195,128)	(10,785,770)	(292,417)	(576,180)
Shares sold - Investor Class	55,792,216	160,348,202	36,695,401	101,573,371
Shares issued from reinvestment of distributions - Investor Class	28,154,640	121,801,059	8,545,745	9,642,377
Shares redeemed - Investor Class	(109,989,574)	(390,226,353)	(27,406,342)	(67,540,645)
Net increase (decrease) in net assets from capital transactions	(25,929,467)	(106,503,927)	18,633,221	43,049,535

NET INCREASE (DECREASE) IN NET ASSETS	38,172,283	(163,256,733)	10,509,544	43,055,438

NET ASSETS:
Beginning of the period	743,360,055	906,616,788	280,644,548	237,589,110
End of the period	$781,532,338	$743,360,055	$291,154,092	$280,644,548

SHARES TRANSACTIONS
Shares sold - Advisor Class	20,546	1,680	123,737	3,039
Shares issued from reinvestment of distributions - Advisor Class	1,516	10,975	1,816	1,694
Shares redeemed - Advisor Class	(31,134)	(49,201)	(5,674)	(43,175)
Shares sold - Institutional Class	233,223	469,122	5,953	20,009
Shares issued from reinvestment of distributions - Institutional Class	122,511	473,781	8,667	12,884
Shares redeemed - Institutional Class	(339,048)	(784,655)	(36,399)	(71,476)
Shares sold - Investor Class	3,643,362	11,626,260	4,540,362	12,624,618
Shares issued from reinvestment of distributions - Investor Class	1,889,573	9,213,393	1,062,428	1,211,751
Shares redeemed - Investor Class	(7,200,039)	(28,162,148)	(3,391,409)	(8,372,161)
Total increase (decrease) in shares outstanding	(1,659,490)	(7,200,793)	2,309,481	5,387,183

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Active Risk Assist® Fund		Horizon Defensive Core Fund
	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$5,721,434	$8,186,679	$1,078,983	$1,583,631
Net realized gain (loss)	47,370,147	69,363,566	6,050,502	74,003,525
Net change in unrealized appreciation (depreciation)	124,007,574	50,216,032	35,202,742	(43,424,309)
Net increase (decrease) in net assets from operations	177,099,155	127,766,277	42,332,227	32,162,847

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(63,286)	(125,157)	(6,268,087)	(73,818)
From earnings - Institutional Class	(752,950)	(781,418)	—	—
From earnings - Investor Class	(118,269,699)	(123,509,334)	(63,782,432)	(1,151,819)
Total distributions to shareholders	(119,085,935)	(124,415,909)	(70,050,519)	(1,225,637)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	2,498,143	113,291	9,083,604	13,233,388
Shares issued from reinvestment of distributions - Advisor Class	59,468	94,423	5,936,134	71,281
Shares redeemed - Advisor Class	(430,369)	(804,545)	(7,913,691)	(31,339,011)
Shares sold - Institutional Class	877,127	1,347,038	—	—
Shares issued from reinvestment of distributions - Institutional Class	752,950	779,452	—	—
Shares redeemed - Institutional Class	(1,983,613)	(2,102,352)	—	—
Shares sold - Investor Class	155,290,915	302,729,729	77,885,152	164,198,145
Shares issued from reinvestment of distributions - Investor Class	115,583,795	121,082,391	63,705,301	1,150,129
Shares redeemed - Investor Class	(145,933,166)	(394,720,952)	(82,139,922)	(153,439,909)
Net increase (decrease) in net assets from capital transactions	126,715,250	28,518,475	66,556,578	(6,125,977)

NET INCREASE (DECREASE) IN NET ASSETS	184,728,470	31,868,843	38,838,286	24,811,233

NET ASSETS:
Beginning of the period	1,412,296,908	1,380,428,065	491,924,388	467,113,155
End of the period	$1,597,025,378	$1,412,296,908	$530,762,674	$491,924,388

SHARES TRANSACTIONS
Shares sold - Advisor Class	91,585	4,609	215,146	302,956
Shares issued from reinvestment of distributions - Advisor Class	2,361	3,944	141,438	1,608
Shares redeemed - Advisor Class	(15,982)	(32,892)	(187,444)	(717,835)
Shares sold - Institutional Class	32,862	53,052	—	—
Shares issued from reinvestment of distributions - Institutional Class	29,690	32,369	—	—
Shares redeemed - Institutional Class	(73,657)	(81,432)	—	—
Shares sold - Investor Class	5,988,508	12,244,515	1,806,634	3,788,116
Shares issued from reinvestment of distributions - Investor Class	4,573,953	5,045,100	1,512,472	25,863
Shares redeemed - Investor Class	(5,597,388)	(15,705,562)	(1,916,074)	(3,468,788)
Total increase (decrease) in shares outstanding	5,031,932	1,563,703	1,572,172	(68,080)

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Defined Risk Fund		Horizon Equity Premium Income Fund
	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$1,846,324	$1,781,644	$402,493	$752,597
Net realized gain (loss)	(17,229,668)	23,245,683	1,146,604	3,541,861
Net change in unrealized appreciation (depreciation)	65,732,562	51,390,348	13,713,015	14,170,593
Net increase (decrease) in net assets from operations	50,349,218	76,417,675	15,262,112	18,465,051

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(6,188)	(3,213)	(129,500)	(14,896)
From return of capital - Advisor Class	—	—	—	(144,834)
From earnings - Investor Class	(1,904,530)	(631,762)	(9,594,865)	(737,701)
From return of capital - Investor Class	—	—	—	(7,172,467)
Total distributions to shareholders	(1,910,718)	(634,975)	(9,724,365)	(8,069,898)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	1,414,574	2,545,685	471,832	528,533
Shares issued from reinvestment of distributions - Advisor Class	6,161	3,155	129,080	159,715
Shares redeemed - Advisor Class	(2,066,774)	(6,539,724)	(469,244)	(1,969,212)
Shares sold - Investor Class	170,253,797	318,548,877	27,977,061	45,552,714
Shares issued from reinvestment of distributions - Investor Class	1,900,312	630,084	9,587,059	7,903,521
Shares redeemed - Investor Class	(76,987,661)	(158,792,687)	(17,880,238)	(41,372,555)
Net increase (decrease) in net assets from capital transactions	94,520,409	156,395,390	19,815,550	10,802,716

NET INCREASE (DECREASE) IN NET ASSETS	142,958,909	232,178,090	25,353,297	21,197,869

NET ASSETS:
Beginning of the period	922,150,200	689,972,110	145,114,058	123,916,189
End of the period	$1,065,109,109	$922,150,200	$170,467,355	$145,114,058

SHARES TRANSACTIONS
Shares sold - Advisor Class	16,319	32,509	5,780	7,283
Shares issued from reinvestment of distributions - Advisor Class	72	41	1,608	2,273
Shares redeemed - Advisor Class	(23,931)	(83,205)	(5,776)	(26,975)
Shares sold - Investor Class	1,965,967	3,985,081	347,419	621,095
Shares issued from reinvestment of distributions - Investor Class	22,107	8,183	119,365	112,804
Shares redeemed - Investor Class	(890,479)	(1,999,037)	(222,258)	(571,690)
Total increase (decrease) in shares outstanding	1,090,055	1,943,572	246,138	144,790

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Multi-Factor Small/ Mid Cap Fund		Horizon Multi-Factor U.S. Equity Fund
	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$751,011	$2,303,964	$1,407,576	$2,493,925
Net realized gain (loss)	57,710,532	(4,705,038)	21,975,805	49,565,814
Net change in unrealized appreciation (depreciation)	19,514,824	25,646,840	40,167,472	14,891,424
Net increase (decrease) in net assets from operations	77,976,367	23,245,766	63,550,853	66,951,163

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(8,495)	(58,523)	(488,789)	(786,434)
From earnings - Investor Class	(2,664,434)	(4,757,824)	(47,848,140)	(45,246,842)
Total distributions to shareholders	(2,672,929)	(4,816,347)	(48,336,929)	(46,033,276)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	1,695,176	531,393	1,339,433	2,705,844
Shares issued from reinvestment of distributions - Advisor Class	8,496	58,400	488,468	780,311
Shares redeemed - Advisor Class	(355,573)	(794,915)	(795,744)	(6,440,141)
Shares sold - Investor Class	141,995,956	416,691,311	118,487,715	265,664,202
Shares issued from reinvestment of distributions - Investor Class	2,664,262	4,756,574	47,841,478	45,236,126
Shares redeemed - Investor Class	(71,200,234)	(95,717,419)	(135,516,243)	(196,892,956)
Net increase (decrease) in net assets from capital transactions	74,808,083	325,525,344	31,845,107	111,053,386

NET INCREASE (DECREASE) IN NET ASSETS	150,111,521	343,954,763	47,059,031	131,971,273

NET ASSETS:
Beginning of the period	599,234,507	255,279,744	730,849,619	598,878,346
End of the period	$749,346,028	$599,234,507	$777,908,650	$730,849,619

SHARES TRANSACTIONS
Shares sold - Advisor Class	38,734	14,334	39,210	86,116
Shares issued from reinvestment of distributions - Advisor Class	213	1,603	14,861	25,795
Shares redeemed - Advisor Class	(8,441)	(21,773)	(23,388)	(202,522)
Shares sold - Investor Class	3,346,446	11,311,200	3,512,530	8,290,081
Shares issued from reinvestment of distributions - Investor Class	66,640	130,353	1,458,582	1,497,389
Shares redeemed - Investor Class	(1,687,320)	(2,602,312)	(4,031,903)	(6,191,009)
Total increase (decrease) in shares outstanding	1,756,272	8,833,405	969,892	3,505,850

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Tactical Fixed Income Fund
	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$3,782,185	$9,970,703
Net realized gain (loss)	(5,273,697)	(10,210,259)
Net change in unrealized appreciation (depreciation)	(160,377)	(872,071)
Net increase (decrease) in net assets from operations	(1,651,889)	(1,111,627)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(229,271)	(422,519)
From earnings - Investor Class	(5,681,737)	(10,208,772)
Total distributions to shareholders	(5,911,008)	(10,631,291)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	716,857	2,503,140
Shares issued from reinvestment of distributions - Advisor Class	228,676	421,796
Shares redeemed - Advisor Class	(964,264)	(3,450,727)
Shares sold - Investor Class	25,100,688	39,802,286
Shares issued from reinvestment of distributions - Investor Class	5,679,470	10,206,352
Shares redeemed - Investor Class	(14,992,965)	(91,027,135)
Net increase (decrease) in net assets from capital transactions	15,768,462	(41,544,288)

NET INCREASE (DECREASE) IN NET ASSETS	8,205,565	(53,287,206)

NET ASSETS:
Beginning of the period	174,165,392	227,452,598
End of the period	$182,370,957	$174,165,392

SHARES TRANSACTIONS
Shares sold - Advisor Class	15,785	53,912
Shares issued from reinvestment of distributions - Advisor Class	5,028	9,136
Shares redeemed - Advisor Class	(21,237)	(74,342)
Shares sold - Investor Class	549,984	852,445
Shares issued from reinvestment of distributions - Investor Class	124,915	220,469
Shares redeemed - Investor Class	(329,419)	(1,975,019)
Total increase (decrease) in shares outstanding	345,056	(913,399)

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class (h)
	Period ended May 31,	Period ended November 30,	Year ended September 30,
	2026	2025(i)	2025(j)		2024	2023	2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$17.38	$16.80	$17.53		$14.40	$12.84	$14.73	$11.88

INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.03	0.17		0.10	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments (b)	3.72	0.55	1.00		3.42	1.67	0.27	3.40
Total from investment operations	3.78	0.58	1.17		3.52	1.73	0.38	3.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	—	(0.19)		(0.17)	(0.05)	(0.14)	(0.11)
Net realized gains	(4.74)	—	(1.71)		(0.22)	(0.13)	(2.15)	(0.46)
Total distributions	(4.82)	—	(1.90)		(0.39)	(0.18)	(2.29)	(0.57)
Redemption fee per share	0.00 (c)	—	0.00	(c)	0.00 (c)	0.01	0.02	0.00 (c)
Net asset value, end of period	$16.34	$17.38	$16.80		$17.53	$14.40	$12.84	$14.73

TOTAL RETURN (d)	27.49%	3.45%	7.71%		24.88%	13.70%	1.23%	29.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$211,902	$171,120	$169,761		$215,959	$209,752	$243,353	$138,985
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)(f)	1.11%	1.12%	1.26%		1.34%	1.36%	1.46%	1.44%
After expense waiver/recoupment and securities lending credit including interest expense (e)(f)	1.11%	1.12%	1.26	%(k)	1.34%	1.36%	1.46%	1.46%

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights (Continued)

	Advisor Class (h)
	Period ended May 31,	Period ended November 30,		Year ended September 30,
	2026	2025(i)		2025(j)		2024	2023	2022	2021
	(Unaudited)
Ratio of interest expense to average net assets (e)(f)	—%	0.00	%(g)	—%		—%	—%	—%	—%
Ratio of expenses to average net assets excluding interest expense (e)(f)	1.11%	1.12%		1.26	%(k)	1.34%	1.36%	1.46%	1.46%
Ratio of net investment income (loss) to average net assets (e)(f)	0.80%	0.93%		1.08%		0.63%	0.43%	0.78%	0.17%
Portfolio turnover rate (d)	78%	29%		162%		81%	93%	138%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Amount represents less than 0.005%.

(h)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(i)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(j)	For periods prior to April 17, 2025, the financial and return data is of the Investor Class Shares of the Predecessor Fund, Centre American Select Equity Fund.

(k)	Effective April 17, 2025, the net expense limitation changed from 1.10% to 0.95%, excluding, among other fees and expenses, 12b-1 fees.

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class(h)
	Period ended May 31,	Period ended November 30,	Year ended September 30,
	2026	2025(i)	2025(j)	2024		2023	2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.05	$17.44	$18.10	$14.82		$13.18	$15.01	$12.06

INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.03	0.21	0.16		0.12	0.18	0.09
Net realized and unrealized gain (loss) on investments (b)	3.89	0.58	1.05	3.52		1.72	0.30	3.45
Total from investment operations	3.96	0.61	1.26	3.68		1.84	0.48	3.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	—	(0.21)	(0.18)		(0.07)	(0.16)	(0.13)
Net realized gains	(4.74)	—	(1.71)	(0.22)		(0.13)	(2.15)	(0.46)
Total distributions	(4.82)	—	(1.92)	(0.40)		(0.20)	(2.31)	(0.59)
Redemption fee per share	0.00 (c)	—	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$17.19	$18.05	$17.44	$18.10		$14.82	$13.18	$15.01

TOTAL RETURN (d)	27.52%	3.50%	7.96%	25.28%		14.11%	1.78%	30.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$259,185	$126,411	$130,933	$203,920		$170,141	$99,153	$15,861
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)(f)	0.96%	0.97%	1.04%	1.08%		1.08%	1.05%	1.16%
After expense waiver/recoupment and securities lending credit including interest expense (e)(f)	0.96%	0.97%	1.02%	1.03	%(k)	0.98%	0.98%	0.98%

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights (Continued)

	Investor Class(h)
	Period ended May 31,	Period ended November 30,		Year ended September 30,
	2026	2025(i)		2025(j)	2024		2023	2022	2021
	(Unaudited)
Ratio of interest expense to average net assets (e)(f)	—%	0.00	%(g)	—%	—%		—%	—%	—%
Ratio of expenses to average net assets excluding interest expense (e)(f)	0.96%	0.97%		1.02%	1.03	%(k)	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (e)(f)	0.88%	1.06%		1.27%	0.95%		0.81%	1.24%	0.65%
Portfolio turnover rate (d)	78%	29%		162%	81%		93%	138%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Amount represents less than 0.005%.

(h)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(i)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(j)	For periods prior to April 17, 2025, the financial and return data is of the Institutional Class Shares of the Predecessor Fund, Centre American Select Equity Fund.

(k)	Effective January 30, 2024, the net expense limitation changed from 0.90% to 0.95%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class(f)
	Period ended May 31,	Period ended November 30,	Year ended September 30,
	2026	2025(g)	2025(h)		2024	2023	2022		2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$13.58	$13.70	$12.10		$9.20	$8.84	$10.14		$8.76

INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.04	0.26		0.27	0.19	0.19		0.18
Net realized and unrealized gain (loss) on investments (b)	1.19	(0.12)	1.63		2.89	0.33	(1.25)		1.39
Total from investment operations	1.33	(0.08)	1.89		3.16	0.52	(1.06)		1.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.04)	(0.29)		(0.26)	(0.16)	(0.24)		(0.19)
Return of capital	—	—	—		—	—	(0.00	)(c)	—
Total distributions	(0.39)	(0.04)	(0.29)		(0.26)	(0.16)	(0.24)		(0.19)
Redemption fee per share	—	—	0.00	(c)	—	—	0.00	(c)	0.00 (c)
Net asset value, end of period	$14.52	$13.58	$13.70		$12.10	$9.20	$8.84		$10.14

TOTAL RETURN (d)	9.99%	-0.57%	15.88%		34.80%	5.85%	-10.77%		18.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,563	$27,731	$28,499		$26,798	$24,208	$27,275		$34,594
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)	1.36%	1.39%	1.60%		1.84%	1.76%	1.75%		1.74%
After expense waiver/recoupment and securities lending credit including interest expense (e)	1.30%	1.30%	1.44	%(i)	1.57%	1.57%	1.57%		1.50%
Ratio of net investment income (loss) to average net assets (e)	2.03%	1.86%	2.07%		2.61%	1.98%	1.89%		1.79%
Portfolio turnover rate (d)	7%	8%	16%		10%	18%	39%		25%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS (Continued)

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(g)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(h)	For periods prior to April 17, 2025, the financial and return data is of the Investor Class Shares of the Predecessor Fund, Centre Global Infrastructure Fund.

(i)	Effective April 17, 2025, the net expense limitation changed from 1.25% to 1.05%, excluding, among other fees and expenses, 12b-1 fees.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class(f)
	Period ended May 31,	Period ended November 30,	Year ended September 30,
	2026	2025(g)	2025(h)		2024	2023	2022		2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$13.55	$13.67	$12.07		$9.21	$8.84	$10.15		$8.77

INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.05	0.30		0.31	0.23	0.23		0.21
Net realized and unrealized gain (loss) on investments (b)	1.19	(0.13)	1.62		2.88	0.34	(1.26)		1.40
Total from investment operations	1.34	(0.08)	1.92		3.19	0.57	(1.03)		1.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.04)	(0.32)		(0.33)	(0.20)	(0.28)		(0.23)
Return of capital	—	—	—		—	—	(0.00	)(c)	—
Total distributions	(0.40)	(0.04)	(0.32)		(0.33)	(0.20)	(0.28)		(0.23)
Redemption fee per share	—	—	0.00	(c)	—	0.00 (c)	0.00	(c)	0.00 (c)
Net asset value, end of period	$14.49	$13.55	$13.67		$12.07	$9.21	$8.84		$10.15

TOTAL RETURN (d)	10.08%	-0.55%	16.22%		35.21%	6.38%	-10.51%		18.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,187	$56,926	$55,248		$3,791	$3,553	$4,484		$5,932
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)	1.21%	1.24%	1.34%		1.57%	1.48%	1.51%		1.51%
After expense waiver/recoupment and securities lending credit including interest expense (e)	1.15%	1.15%	1.16	%(i)	1.18%	1.18%	1.18%		1.20%
Ratio of net investment income (loss) to average net assets (e)	2.15%	2.02%	2.34%		2.99%	2.36%	2.28%		2.10%
Portfolio turnover rate (d)	7%	8%	16%		10%	18%	39%		25%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS (Continued)

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

(g)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(h)	For periods prior to April 17, 2025, the financial and return data is of the Institutional Class Shares of the Predecessor Fund, Centre Global Infrastructure Fund.

(i)	Effective April 17, 2025, the net expense limitation changed from 1.10% to 1.05%, excluding, among other fees and expenses, 12b-1 fees.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,		Year ended November 30,
	2026		2025	2024	2023		2022		2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.17		$16.14	$13.22	$12.64		$16.10		$14.01

INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.10	0.10	0.05		0.14		0.03
Net realized and unrealized gain (loss) on investments (b)	1.89		1.36	2.91	0.62		(1.42)		2.95
Total from investment operations	1.99		1.46	3.01	0.67		(1.28)		2.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.09)	(0.09)	(0.09)		(0.09)		(0.04)
Net realized gains	(0.51)		(2.34)	—	—		(2.09)		(0.85)
Total distributions	(0.63)		(2.43)	(0.09)	(0.09)		(2.18)		(0.89)
Net asset value, end of period	$16.53		$15.17	$16.14	$13.22		$12.64		$16.10

TOTAL RETURN (c)	13.60%		11.30%	22.86%	5.44%		-9.76%		22.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$650		$735	$1,371	$1,907		$2,126		$3,893
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.35%		1.37%	1.36%	1.42%		1.36%		1.38%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.31%		1.34%	1.33%	1.38%		1.28%		1.29%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.01%	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.31%		1.33%	1.32%	1.38%		1.28%		1.29%
Ratio of net investment income (loss) to average net assets (d)(e)	1.26%		0.74%	0.69%	0.46%		1.11%		0.21%
Portfolio turnover rate (c)	36%		90%	198%	247%		139%		142%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	Period ended May 31,		Year ended November 30,
	2026		2025	2024	2023		2022		2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.33		$16.29	$13.35	$12.76		$16.23		$14.11

INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.12	0.11	0.09		0.14		0.08
Net realized and unrealized gain (loss) on investments (b)	1.93		1.38	2.95	0.64		(1.40)		2.97
Total from investment operations	2.02		1.50	3.06	0.73		(1.26)		3.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.12)	(0.12)	(0.14)		(0.12)		(0.08)
Net realized gains	(0.51)		(2.34)	—	—		(2.09)		(0.85)
Total distributions	(0.67)		(2.46)	(0.12)	(0.14)		(2.21)		(0.93)
Net asset value, end of period	$16.68		$15.33	$16.29	$13.35		$12.76		$16.23

TOTAL RETURN (c)	13.71%		11.56%	23.08%	5.86%		-9.57%		22.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,052		$42,069	$42,108	$30,215		$25,595		$8,894
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.10%		1.11%	1.12%	1.12%		1.11%		1.13%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.06%		1.08%	1.09%	1.08%		1.04%		1.05%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.01%	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.06%		1.07%	1.08%	1.08%		1.04%		1.05%
Ratio of net investment income (loss) to average net assets (d)(e)	1.13%		0.85%	0.71%	0.71%		1.10%		0.47%
Portfolio turnover rate (c)	36%		90%	198%	247%		139%		142%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,		Year ended November 30,
	2026		2025	2024	2023		2022		2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.26		$16.22	$13.29	$12.71		$16.17		$14.07

INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.11	0.10	0.08		0.15		0.06
Net realized and unrealized gain (loss) on investments (b)	1.94		1.38	2.94	0.63		(1.42)		2.96
Total from investment operations	2.02		1.49	3.04	0.71		(1.27)		3.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.11)	(0.11)	(0.13)		(0.10)		(0.07)
Net realized gains	(0.51)		(2.34)	—	—		(2.09)		(0.85)
Total distributions	(0.66)		(2.45)	(0.11)	(0.13)		(2.19)		(0.92)
Net asset value, end of period	$16.62		$15.26	$16.22	$13.29		$12.71		$16.17

TOTAL RETURN (c)	13.72%		11.46%	23.00%	5.69%		-9.63%		22.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$734,830		$700,557	$863,138	$872,904		$761,418		$729,517
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.20%		1.21%	1.21%	1.22%		1.21%		1.23%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.16%		1.18%	1.19%	1.18%		1.14%		1.14%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.01%	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.16%		1.17%	1.18%	1.18%		1.14%		1.14%
Ratio of net investment income (loss) to average net assets (d)(e)	1.07%		0.79%	0.67%	0.62%		1.15%		0.35%
Portfolio turnover rate (c)	36%		90%	198%	247%		139%		142%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024		2023		2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.30		$8.34		$8.09		$8.29		$9.77	$9.95

INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.35		0.33		0.24		0.12	0.18
Net realized and unrealized gain (loss) on investments (b)	(0.07)		(0.08)		0.25		(0.22)		(1.49)	(0.18)
Total from investment operations	0.02		0.27		0.58		0.02		(1.37)	—

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.31)		(0.33)		(0.22)		(0.11)	(0.18)
Total distributions	(0.25)		(0.31)		(0.33)		(0.22)		(0.11)	(0.18)
Net asset value, end of period	$8.07		$8.30		$8.34		$8.09		$8.29	$9.77

TOTAL RETURN (c)	0.22%		3.39%		7.31%		0.26%		-14.12%	-0.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,174		$213		$535		$675		$1,960	$4,391
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.15%		1.17%		1.17%		1.16%		1.14%	1.18%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.10%		1.09%		1.05%		1.10%		1.03%	1.10%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	—%	0.00	%(f)
Ratio of tax expenses to average net assets (d)(e)	0.00	%(f)	—%		—%		—%		—%	—%
Ratio of expenses to average net assets excluding interest expense and tax expense (d)(e)	1.10%		1.09%		1.05%		1.10%		1.03%	1.10%
Ratio of net investment income (loss) to average net assets (d)(e)	2.32%		4.31%		4.06%		3.02%		1.31%	1.82%
Portfolio turnover rate (c)	20%		93%		90%		175%		110%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024		2023		2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.19		$8.24		$8.00		$8.21		$9.68	$9.86

INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.34		0.33		0.26		0.14	0.17
Net realized and unrealized gain (loss) on investments (b)	(0.15)		(0.06)		0.26		(0.22)		(1.47)	(0.15)
Total from investment operations	0.03		0.28		0.59		0.04		(1.33)	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.33)		(0.35)		(0.25)		(0.14)	(0.20)
Total distributions	(0.26)		(0.33)		(0.35)		(0.25)		(0.14)	(0.20)
Net asset value, end of period	$7.96		$8.19		$8.24		$8.00		$8.21	$9.68

TOTAL RETURN (c)	0.36%		3.61%		7.55%		0.49%		-13.90%	0.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,034		$2,273		$2,603		$1,725		$1,704	$1,840
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	0.90%		0.92%		0.93%		0.91%		0.89%	0.94%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	0.84%		0.85%		0.80%		0.84%		0.79%	0.85%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	—%	0.00	%(f)
Ratio of tax expenses to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	—%		—%		—%	—%
Ratio of expenses to average net assets excluding interest expense and tax expense (d)(e)	0.84%		0.85%		0.80%		0.84%		0.79%	0.85%
Ratio of net investment income (loss) to average net assets (d)(e)	4.48%		4.26%		4.05%		3.27%		1.57%	1.74%
Portfolio turnover rate (c)	20%		93%		90%		175%		110%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024		2023		2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.23		$8.27		$8.03		$8.24		$9.72	$9.90

INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.33		0.33		0.26		0.13	0.19
Net realized and unrealized gain (loss) on investments (b)	(0.15)		(0.05)		0.25		(0.23)		(1.48)	(0.18)
Total from investment operations	0.02		0.28		0.58		0.03		(1.35)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.32)		(0.34)		(0.24)		(0.13)	(0.19)
Total distributions	(0.25)		(0.32)		(0.34)		(0.24)		(0.13)	(0.19)
Net asset value, end of period	$8.00		$8.23		$8.27		$8.03		$8.24	$9.72

TOTAL RETURN (c)	0.28%		3.61%		7.41%		0.38%		-14.04%	0.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$287,946		$278,159		$234,451		$245,555		$439,460	$432,982
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.00%		1.02%		1.03%		1.01%		0.99%	1.03%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	0.94%		0.95%		0.91%		0.95%		0.89%	0.95%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	—%	0.00	%(f)
Ratio of tax expenses to average net assets (d)(e)	0.00	%(f)	—%		—%		—%		—%	—%
Ratio of expenses to average net assets excluding interest expense and tax expense (d)(e)	0.94%		0.95%		0.91%		0.95%		0.89%	0.95%
Ratio of net investment income (loss) to average net assets (d)(e)	4.29%		4.06%		4.06%		3.20%		1.47%	1.98%
Portfolio turnover rate (c)	20%		93%		90%		175%		110%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024	2023	2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$27.11		$27.36		$21.99	$20.66	$26.08	$21.73

INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.14		0.09	0.16	0.12	0.05
Net realized and unrealized gain (loss) on investments (b)	3.07		2.09		5.40	1.27	(3.49)	4.37
Total from investment operations	3.10		2.23		5.49	1.43	(3.37)	4.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.14)		(0.12)	(0.10)	(0.15)	(0.07)
Net realized gains	(2.12)		(2.34)		—	—	(1.90)	—
Total distributions	(2.27)		(2.48)		(0.12)	(0.10)	(2.05)	(0.07)
Net asset value, end of period	$27.94		$27.11		$27.36	$21.99	$20.66	$26.08

TOTAL RETURN (c)	12.34%		9.36%		25.08%	6.98%	-14.34%	20.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,037		$833		$1,507	$1,489	$4,472	$8,312
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.33%		1.33%		1.36%	1.36%	1.34%	1.37%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.31%		1.32%		1.35%	1.33%	1.31%	1.31%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.02%	0.01%	0.01%	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.31%		1.32%		1.33%	1.32%	1.30%	1.31%
Ratio of net investment income (loss) to average net assets (d)(e)	0.26%		0.55%		0.37%	0.75%	0.53%	0.21%
Portfolio turnover rate (c)	21%		172%		66%	176%	366%	108%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024	2023	2022		2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$27.33		$27.51		$22.13	$20.76	$26.19		$21.79

INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.18		0.23	0.19	0.16		0.13
Net realized and unrealized gain (loss) on investments (b)	3.03		2.12		5.37	1.31	(3.50)		4.37
Total from investment operations	3.15		2.30		5.60	1.50	(3.34)		4.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.14)		(0.22)	(0.13)	(0.19)		(0.10)
Net realized gains	(2.12)		(2.34)		—	—	(1.90)		—
Total distributions	(2.32)		(2.48)		(0.22)	(0.13)	(2.09)		(0.10)
Net asset value, end of period	$28.16		$27.33		$27.51	$22.13	$20.76		$26.19

TOTAL RETURN (c)	12.46%		9.61%		25.47%	7.27%	-14.17%		20.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,637		$8,683		$8,630	$32,378	$30,798		$34,320
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.08%		1.08%		1.11%	1.11%	1.09%		1.12%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.06%		1.07%		1.11%	1.09%	1.06%		1.06%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.02%	0.01%	0.00	%(f)	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.06%		1.07%		1.09%	1.08%	1.06%		1.06%
Ratio of net investment income (loss) to average net assets (d)(e)	0.92%		0.70%		0.92%	0.90%	0.70%		0.54%
Portfolio turnover rate (c)	21%		172%		66%	176%	366%		108%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024	2023	2022		2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$27.21		$27.42		$22.07	$20.71	$26.13		$21.74

INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.15		0.12	0.18	0.13		0.08
Net realized and unrealized gain (loss) on investments (b)	3.04		2.12		5.42	1.29	(3.48)		4.39
Total from investment operations	3.14		2.27		5.54	1.47	(3.35)		4.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.14)		(0.19)	(0.11)	(0.17)		(0.08)
Net realized gains	(2.12)		(2.34)		—	—	(1.90)		—
Total distributions	(2.30)		(2.48)		(0.19)	(0.11)	(2.07)		(0.08)
Net asset value, end of period	$28.05		$27.21		$27.42	$22.07	$20.71		$26.13

TOTAL RETURN (c)	12.45%		9.51%		25.28%	7.13%	-14.24%		20.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,585,351		$1,402,781		$1,370,291	$1,158,227	$1,238,187		$1,156,627
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.18%		1.18%		1.21%	1.21%	1.19%		1.22%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.16%		1.17%		1.20%	1.19%	1.17%		1.16%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.02%	0.01%	0.00	%(f)	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.16%		1.17%		1.18%	1.18%	1.17%		1.16%
Ratio of net investment income (loss) to average net assets (d)(e)	0.79%		0.61%		0.48%	0.83%	0.58%		0.34%
Portfolio turnover rate (c)	21%		172%		66%	176%	366%		108%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,	Year ended November 30,
	2026	2025		2024		2023	2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$48.56	$45.80		$34.97		$30.85	$35.95	$28.69

INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.10		0.07		0.23	0.06	0.07
Net realized and unrealized gain (loss) on investments (b)	3.61	2.72		10.93		3.99	(4.27)	7.97
Total from investment operations	3.67	2.82		11.00		4.22	(4.21)	8.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.06)		(0.17)		(0.10)	(0.05)	(0.07)
Net realized gains	(6.79)	—		—		—	(0.84)	(0.71)
Total distributions	(6.88)	(0.06)		(0.17)		(0.10)	(0.89)	(0.78)
Net asset value, end of period	$45.35	$48.56		$45.80		$34.97	$30.85	$35.95

TOTAL RETURN (c)	8.69%	6.16%		31.59%		13.76%	-12.11%	28.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,168	$44,432		$60,839		$47,232	$33,632	$35,205
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.06%	1.07%		1.07%		1.12%	1.18%	1.28%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.06%	1.07%		1.12%		1.13%	1.18%	1.19%
Ratio of interest expense to average net assets (d)(e)	0.01%	0.00	%(f)	0.00	%(f)	0.01%	0.01%	—%
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.05%	1.07%		1.12%		1.12%	1.17%	1.19%
Ratio of net investment income (loss) to average net assets (d)(e)	0.30%	0.24%		0.18%		0.72%	0.17%	0.19%
Portfolio turnover rate (c)	7%	216%		9%		139%	270%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,	Year ended November 30,
	2026	2025		2024		2023	2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$48.79	$46.03		$35.13		$30.99	$36.09	$28.78

INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.15		0.15		0.28	0.11	0.11
Net realized and unrealized gain (loss) on investments (b)	3.62	2.74		10.97		4.01	(4.29)	8.01
Total from investment operations	3.72	2.89		11.12		4.29	(4.18)	8.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.13)		(0.22)		(0.15)	(0.08)	(0.10)
Net realized gains	(6.79)	—		—		—	(0.84)	(0.71)
Total distributions	(6.97)	(0.13)		(0.22)		(0.15)	(0.92)	(0.81)
Net asset value, end of period	$45.54	$48.79		$46.03		$35.13	$30.99	$36.09

TOTAL RETURN (c)	8.77%	6.30%		31.82%		13.95%	-11.99%	28.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$481,594	$447,492		$406,274		$190,927	$148,912	$120,315
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	0.91%	0.92%		0.92%		0.97%	1.04%	1.09%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	0.91%	0.92%		0.95%		0.98%	1.03%	1.04%
Ratio of interest expense to average net assets (d)(e)	0.01%	0.00	%(f)	0.00	%(f)	0.01%	0.01%	—%
Ratio of expenses to average net assets excluding interest expense (d)(e)	0.90%	0.92%		0.95%		0.97%	1.02%	1.04%
Ratio of net investment income (loss) to average net assets (d)(e)	0.46%	0.35%		0.35%		0.89%	0.36%	0.32%
Portfolio turnover rate (c)	7%	216%		9%		139%	270%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,	Year ended November 30,
	2026	2025		2024	2023	2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$85.39	$77.99		$65.78	$61.11	$63.45	$56.93

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.07		(0.07)	0.07	0.13	0.13
Net realized and unrealized gain (loss) on investments (b)	4.21	7.35		12.34	5.40	(2.39)	6.62
Total from investment operations	4.30	7.42		12.27	5.47	(2.26)	6.75

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.02)		(0.06)	(0.07)	(0.08)	(0.23)
Net realized gains	—	—		—	(0.73)	—	—
Total distributions	(0.04)	(0.02)		(0.06)	(0.80)	(0.08)	(0.23)
Net asset value, end of period	$89.65	$85.39		$77.99	$65.78	$61.11	$63.45

TOTAL RETURN (c)	5.03%	9.51%		18.66%	9.12%	-3.57%	11.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,342	$14,306		$17,017	$19,725	$12,227	$19,816
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.16%	1.17%		1.49%	1.60%	1.26%	1.26%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.18%	1.19%		1.50%	1.60%	1.26%	1.20%
Ratio of interest expense to average net assets (d)(e)	—%	0.00	%(f)	0.31%	0.41%	0.07%	0.01%
Ratio of tax expenses to average net assets (d)(e)	0.01%	—%		—%	—%	—%	—%
Ratio of expenses to average net assets excluding interest expense and tax expense (d)(e)	1.17%	1.19%		1.19%	1.19%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets (d)(e)	0.22%	0.08%		(0.09)%	0.11%	0.20%	0.21%
Portfolio turnover rate (c)	1%	13%		8%	3%	15%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,	Year ended November 30,
	2026	2025		2024	2023	2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$85.48	$78.01		$65.77	$61.16	$63.49	$56.98

INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.19		0.06	0.16	0.26	0.22
Net realized and unrealized gain (loss) on investments (b)	4.21	7.35		12.32	5.39	(2.41)	6.62
Total from investment operations	4.37	7.54		12.38	5.55	(2.15)	6.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.07)		(0.14)	(0.21)	(0.18)	(0.33)
Net realized gains	—	—		—	(0.73)	—	—
Total distributions	(0.18)	(0.07)		(0.14)	(0.94)	(0.18)	(0.33)
Net asset value, end of period	$89.67	$85.48		$78.01	$65.77	$61.16	$63.49

TOTAL RETURN (c)	5.12%	9.68%		18.85%	9.26%	-3.40%	12.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,050,767	$907,844		$672,955	$489,234	$359,743	$247,061
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.01%	1.02%		1.32%	1.44%	1.12%	1.11%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.00%	1.04%		1.33%	1.44%	1.12%	1.05%
Ratio of interest expense to average net assets (d)(e)	—%	0.00	%(f)	0.29%	0.40%	0.08%	0.01%
Ratio of tax expenses to average net assets (d)(e)	0.01%	—%		—%	—%	—%	—%
Ratio of expenses to average net assets excluding interest expense and tax expense (d)(e)	0.99%	1.04%		1.04%	1.04%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets (d)(e)	0.38%	0.23%		0.08%	0.25%	0.43%	0.35%
Portfolio turnover rate (c)	1%	13%		8%	3%	15%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024	2023		2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$81.52		$75.80		$60.07	$61.66		$63.04	$54.99

INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.30		0.23	0.97		1.09	0.95
Net realized and unrealized gain (loss) on investments (b)	7.59		10.10		17.67	(1.43)		0.06	8.04
Total from investment operations	7.74		10.40		17.90	(0.46)		1.15	8.99

LESS DISTRIBUTIONS FROM:
Net investment income	(2.41)		(0.44)		(0.58)	(1.13)		(1.04)	(0.94)
Net realized gains	—		—		—	—		(1.49)	—
Return of capital	(2.72)		(4.24)		(1.59)	—		—	—
Total distributions	(5.13)		(4.68)		(2.17)	(1.13)		(2.53)	(0.94)
Net asset value, end of period	$84.13		$81.52		$75.80	$60.07		$61.66	$63.04

TOTAL RETURN (c)	9.91%		14.85%		30.35%	-0.68%		1.73%	16.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,224		$2,023		$3,202	$3,443		$4,834	$10,941
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.19%		1.23%		1.42%	1.28%		1.23%	1.21%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.20%		1.24%		1.41%	1.29%		1.25%	1.24%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.17%	0.05%		0.01%	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.20%		1.24%		1.24%	1.24%		1.24%	1.24%
Ratio of net investment income (loss) to average net assets (d)(e)	0.38%		0.41%		0.34%	1.63%		1.76%	1.52%
Portfolio turnover rate (c)	5%		10%		23%	4	%(g)	150%	222%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

(g)	The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024	2023		2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$81.50		$75.75		$60.03	$61.62		$63.02	$55.01

INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.43		0.34	1.06		1.23	1.03
Net realized and unrealized gain (loss) on investments (b)	7.59		10.09		17.65	(1.42)		0.02	8.02
Total from investment operations	7.80		10.52		17.99	(0.36)		1.25	9.05

LESS DISTRIBUTIONS FROM:
Net investment income	(2.46)		(0.45)		(0.58)	(1.23)		(1.16)	(1.04)
Net realized gains	—		—		—	—		(1.49)	—
Return of capital	(2.73)		(4.32)		(1.69)	—		—	—
Total distributions	(5.19)		(4.77)		(2.27)	(1.23)		(2.65)	(1.04)
Net asset value, end of period	$84.11		$81.50		$75.75	$60.03		$61.62	$63.02

TOTAL RETURN (c)	10.00%		15.04%		30.56%	-0.51%		1.90%	16.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$168,244		$143,091		$120,714	$92,322		$102,135	$123,269
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.04%		1.08%		1.26%	1.13%		1.10%	1.06%
After expense waiver/recoupment and securities lending credit including interest expense (d)(e)	1.04%		1.09%		1.25%	1.12%		1.09%	1.08%
Ratio of interest expense to average net assets (d)(e)	0.00	%(f)	0.00	%(f)	0.16%	0.06%		0.02%	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (d)(e)	1.04%		1.09%		1.09%	1.06%		1.07%	1.08%
Ratio of net investment income (loss) to average net assets (d)(e)	0.53%		0.59%		0.50%	1.80%		2.03%	1.67%
Portfolio turnover rate (c)	5%		10%		23%	4	%(g)	150%	222%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Amount represents less than 0.005%.

(g)	The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,		Year ended November 30,				For the Period Ended November 30,
	2026		2025		2024		2023 (a)
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$39.42		$40.26		$28.34		$26.88

INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.15		0.08		0.09
Net realized and unrealized gain (loss) on investments (c)	4.89		(0.29)		12.07		1.37
Total from investment operations	4.90		(0.14)		12.15		1.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.01)		(0.07)		—
Net realized gains	—		(0.69)		(0.16)		—
Total distributions	(0.11)		(0.70)		(0.23)		—
Net asset value, end of period	$44.21		$39.42		$40.26		$28.34

TOTAL RETURN (d)	12.46%		-0.21%		43.10%		5.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,832		$3,106		$3,407		$427
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)	1.16%		1.22%		1.46%		3.64%
After expense waiver/recoupment and securities lending credit including interest expense (e)	1.24%		1.24%		1.24%		1.24%
Ratio of interest expense to average net assets (e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (e)	1.24%		1.24%		1.24%		1.24%
Ratio of net investment income (loss) to average net assets (e)	0.05%		0.41%		0.24%		0.43%
Portfolio turnover rate (d)	114%		146%		107%		179%

(a)	Inception date of the Fund was March 7, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,		Year ended November 30,				For the Period Ended November 30,
	2026		2025		2024		2023 (a)
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$39.53		$40.36		$28.36		$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.05		0.19		0.16		0.14
Net realized and unrealized gain (loss) on investments (c)	4.90		(0.28)		12.07		3.22
Total from investment operations	4.95		(0.09)		12.23		3.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.05)		(0.07)		—
Net realized gains	—		(0.69)		(0.16)		—
Total distributions	(0.18)		(0.74)		(0.23)		—
Net asset value, end of period	$44.30		$39.53		$40.36		$28.36

TOTAL RETURN (d)	12.56%		-0.07%		43.33%		13.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$744,514		$596,129		$251,872		$12,482
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)	1.01%		1.07%		1.29%		3.38%
After expense waiver/recoupment and securities lending credit including interest expense (e)	1.06%		1.09%		1.09%		1.09%
Ratio of interest expense to average net assets (e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Ratio of expenses to average net assets excluding interest expense (e)	1.06%		1.09%		1.09%		1.09%
Ratio of net investment income (loss) to average net assets (e)	0.23%		0.52%		0.43%		0.53%
Portfolio turnover rate (d)	114%		146%		107%		179%

(a)	Inception date of the Fund was December 20, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024		2023		2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$34.96		$34.41		$27.56		$26.27		$33.46	$27.16

INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.08		0.10		0.14		0.14	0.10
Net realized and unrealized gain (loss) on investments (b)	2.82		3.00		7.50		1.26		(0.26)	6.27
Total from investment operations	2.86		3.08		7.60		1.40		(0.12)	6.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.05)		(0.11)		(0.11)		(0.13)	(0.07)
Net realized gains	(2.15)		(2.48)		(0.64)		—		(6.94)	—
Total distributions	(2.21)		(2.53)		(0.75)		(0.11)		(7.07)	(0.07)
Net asset value, end of period	$35.61		$34.96		$34.41		$27.56		$26.27	$33.46

TOTAL RETURN (c)	8.72%		10.11%		28.24%		5.38%		-1.79%	23.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,955		$7,718		$10,714		$7,543		$189	$544
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)	1.15%		1.17%		1.19%		1.21%		1.27%	1.32%
After expense waiver/recoupment and securities lending credit including interest expense (d)	1.15%		1.17%		1.19%		1.22%		1.25%	1.24%
Ratio of interest expense to average net assets (d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.01%	0.00	%(e)
Ratio of expenses to average net assets excluding interest expense (d)	1.15%		1.17%		1.19%		1.22%		1.24%	1.24%
Ratio of net investment income (loss) to average net assets (d)	0.24%		0.26%		0.32%		0.52%		0.52%	0.34%
Portfolio turnover rate (c)	33%		134%		164%		238%		197%	218%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,		Year ended November 30,
	2026		2025		2024		2023		2022	2021
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$34.96		$34.42		$27.57		$26.34		$33.53	$27.19

INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.13		0.13		0.18		0.22	0.15
Net realized and unrealized gain (loss) on investments (b)	2.82		3.00		7.50		1.25		(0.29)	6.27
Total from investment operations	2.88		3.13		7.63		1.43		(0.07)	6.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.11)		(0.14)		(0.20)		(0.18)	(0.08)
Net realized gains	(2.15)		(2.48)		(0.64)		—		(6.94)	—
Total distributions	(2.28)		(2.59)		(0.78)		(0.20)		(7.12)	(0.08)
Net asset value, end of period	$35.56		$34.96		$34.42		$27.57		$26.34	$33.53

TOTAL RETURN (c)	8.80%		10.28%		28.35%		5.51%		-1.62%	23.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$768,954		$723,131		$588,165		$261,501		$143,236	$128,449
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (d)	1.00%		1.02%		1.04%		1.07%		1.12%	1.17%
After expense waiver/recoupment and securities lending credit including interest expense (d)	1.00%		1.02%		1.08%		1.09%		1.11%	1.09%
Ratio of interest expense to average net assets (d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%	0.00	%(e)
Ratio of expenses to average net assets excluding interest expense (d)	1.00%		1.02%		1.08%		1.09%		1.09%	1.09%
Ratio of net investment income (loss) to average net assets (d)	0.38%		0.39%		0.43%		0.68%		0.83%	0.50%
Portfolio turnover rate (c)	33%		134%		164%		238%		197%	218%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Period ended May 31,		Year ended November 30,			For the Period Ended November 30,
	2026		2025		2024	2023 (a)
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$46.82		$49.09		$48.35	$49.48

INVESTMENT OPERATIONS:
Net investment income(b)	0.94		2.26		2.32	0.90
Net realized and unrealized gain (loss) on investments (c)	(1.39)		(2.10)		0.55	(1.45)
Total from investment operations	(0.45)		0.16		2.87	(0.55)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.49)		(2.43)		(2.13)	(0.58)
Total distributions	(1.49)		(2.43)		(2.13)	(0.58)
Net asset value, end of period	$44.88		$46.82		$49.09	$48.35

TOTAL RETURN (d)	-0.97%		0.49%		6.08%	-1.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,935		$7,255		$8,160	$8,082
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)(f)	1.03%		1.03%		1.01%	1.16%
After expense waiver/recoupment and securities lending credit including interest expense (e)(f)	0.93%		0.97%		0.94%	0.96%
Ratio of interest expense to average net assets (e)(f)	0.00	%(g)	0.00	%(g)	—%	0.00	%(g)
Ratio of expenses to average net assets excluding interest expense (e)(f)	0.93%		0.97%		0.94%	0.96%
Ratio of net investment income (loss) to average net assets (e)(f)	4.15%		4.86%		4.81%	2.58%
Portfolio turnover rate (d)	380%		421%		316%	638%

(a)	Inception date of the Fund was March 7, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Period ended May 31,		Year ended November 30,			For the Period Ended November 30,
	2026		2025		2024	2023 (a)
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$46.85		$49.11		$48.37	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.96		2.38		2.35	1.88
Net realized and unrealized gain (loss) on investments (c)	(1.37)		(2.14)		0.59	(2.68)
Total from investment operations	(0.41)		0.24		2.94	(0.80)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.55)		(2.50)		(2.20)	(0.83)
Total distributions	(1.55)		(2.50)		(2.20)	(0.83)
Net asset value, end of period	$44.89		$46.85		$49.11	$48.37

TOTAL RETURN (d)	-0.89%		0.66%		6.22%	-1.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$175,436		$166,911		$219,292	$157,988
Ratio of expenses to average net assets:
Before expense waiver/recoupment and securities lending credit including interest expense (e)(f)	0.88%		0.88%		0.86%	0.90%
After expense waiver/recoupment and securities lending credit including interest expense (e)(f)	0.78%		0.81%		0.79%	0.84%
Ratio of interest expense to average net assets (e)(f)	0.00	%(g)	0.00	%(g)	—%	0.00	%(g)
Ratio of expenses to average net assets excluding interest expense (e)(f)	0.78%		0.81%		0.79%	0.84%
Ratio of net investment income (loss) to average net assets (e)(f)	4.25%		5.11%		4.87%	4.13%
Portfolio turnover rate (d)	380%		421%		316%	638%

(a)	Inception date of the Fund was December 20, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2026

1.	ORGANIZATION

The Centre American Select Equity Fund, Centre Global Infrastructure Fund, Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is a diversified series of the Trust. The investment objective of the Centre American Select Equity Fund is to seek long-term growth of capital. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 21, 2011 and January 21, 2014, respectively. The investment objective of the Centre Global Infrastructure Fund seeks long-term growth of capital and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which each commenced operations on January 29, 2018. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist® Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Defensive Core Fund is to seek to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy (the “Risk Assist® strategy”). The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon Equity Premium Income Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Multi-Factor Small/Mid Cap Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively. The investment objective of the Horizon Multi-Factor U.S. Equity Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon Tactical Fixed Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by Horizon Investments, LLC (the “Adviser” or “Horizon”), as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Funds’ valuation designee.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026, for the Funds’ investments measured at fair value:

Centre American Select Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$454,603,264	$—	$—	$454,603,264
Real Estate Investment Trusts	19,264,014	—	—	19,264,014
Purchased Options	—	1,154,200	—	1,154,200
Money Market Funds	2,124,106	—	—	2,124,106
Total	$475,991,384	$1,154,200	$—	$477,145,584

Centre Global Infrastructure Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$83,102,606	$—	$—	$83,102,606
Money Market Funds	332,622	—	—	332,622
Total	$83,435,228	$—	$—	$83,435,228

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$633,573,892	$—	$—	$633,573,892
Common Stocks	148,314,310	—	—	148,314,310
Purchased Options	—	813,000	—	813,000
Investments Purchased With Proceeds From Securities Lending	124,509,872	—	—	124,509,872
Money Market Funds	826,188	—	—	826,188
Total	$907,224,262	$813,000	$—	$908,037,262

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(492,000)	$—	(492,000)
Total	$—	$(492,000)	$—	$(492,000)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$290,369,082	$—	$—	$290,369,082
Investments Purchased With Proceeds From Securities Lending	8,850,900	—	—	8,850,900
Money Market Funds	1,144,317	—	—	1,144,317
Total	$300,364,299	$—	$—	$300,364,299

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$1,369,171,507	$—	$—		$1,369,171,507
Common Stocks	216,658,287	—	0	(a)	216,658,287
Purchased Options	—	10,435,875	—		10,435,875
Investments Purchased With Proceeds From Securities Lending	13,473,182	—	—		13,473,182
Money Market Funds	9,494,340	—	—		9,494,340
Total	$1,608,797,316	$10,435,875	$—		$1,619,233,191

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(5,250,500)	$—	$(5,250,500)
Total	$—	$(5,250,500)	$—	$(5,250,500)

Horizon Defensive Core Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$474,561,456	$—	$0	(a)	474,561,456
Exchange Traded Funds	46,675,035	—	—		46,675,035
Real Estate Investment Trusts	8,774,699	—	—		8,774,699
Money Market Funds	977,150	—	—		977,150
Total	$530,988,340	$—	$—		$530,988,340

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$1,013,405,796	$—	$0	(a)	$1,013,405,796
Exchange Traded Funds	68,144,076	—	—		68,144,076
Real Estate Investment Trusts	18,414,069	—	—		18,414,069
Purchased Options	—	7,291,250	—		7,291,250
Rights	—	—	0	(a)	—
Money Market Funds	5,456,804	—	—		5,456,804
Investments Purchased With Proceeds From Securities Lending	598,185	—	—		598,185
Total	$1,106,018,930	$7,291,250	$—		$1,113,310,180

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(48,554,050)	$—	$(48,554,050)
Total	$—	$(48,554,050)	$—	$(48,554,050)

Horizon Equity Premium Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$169,831,241	$—	$—	$169,831,241
Real Estate Investment Trusts	38,097	—	—	38,097
Money Market Funds	511,593	—	—	511,593
Total	$170,380,931	$—	$—	$170,380,931

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(148,500)	$—	$(148,500)
Total	$—	$(148,500)	$—	$(148,500)

Horizon Multi-Factor Small/Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$709,506,354	$—	$—	$709,506,354
Real Estate Investment Trusts	38,106,169	—	—	38,106,169
Money Market Funds	1,557,882	—	—	1,557,882
Total	$749,170,405	$—	$—	$749,170,405

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Multi-Factor U.S. Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$754,264,727	$—	$—	$754,264,727
Real Estate Investment Trusts	20,388,221	—	—	20,388,221
Money Market Funds	2,556,668	—	—	2,556,668
Total	$777,209,616	$—	$—	$777,209,616

Horizon Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$182,171,625	—	—	$182,171,625
Investments Purchased With Proceeds From Securities Lending	61,926,088	—	—	61,926,088
Money Market Funds	409,453	—	—	409,453
Total	$244,507,166	$—	$—	$244,507,166

*	Refer to the Schedules of Investments for security classifications.
(a)	Amount is less than $0.50.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2026, were as follows:

	Centre American Select Equity Fund	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Defined Risk Fund	Horizon Equity Premium Income Fund
Purchased Options	$1,635,163	$460,250	$10,359,563	$11,899,438	$—
Written Options	$—	$258,500	$4,566,000	$29,913,600	$99,263

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2026:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Centre American Select Equity Fund	Equity Risk Contracts	Investments, at Value	Written option contracts, at value
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments, at Value	Written option contracts, at value
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments, at Value	Written option contracts, at value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments, at Value	Written option contracts, at value
Horizon Equity Premium Income	Equity Risk Contracts	Investments, at Value	Written option contracts, at value

Centre American Select Equity Fund
Derivatives Investment Value
Purchased Options	$1,154,200
Written Options	$—

Horizon Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$813,000
Written Options	$492,000

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$10,435,875
Written Options	$5,250,500

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$7,291,250
Written Options	$48,554,050

Horizon Equity Premium Income Fund
Derivatives Investment Value
Purchased Options	$—
Written Options	$148,500

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from Investments
Net realized gain (loss) on Written option expired or closed
Net change in unrealized appreciation (depreciation) on Investments
Net change in unrealized appreciation (depreciation) on Written option

Centre American Select Equity Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(3,979,996)
Written Options	—
$(3,979,996)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(884,444)
Written Options	—
$(884,444)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Active Asset Allocation Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$1,270,661
Written Options	(981,859)
$288,802

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(21,129)
Written Options	(9,844)
$(30,973)

Horizon Active Risk Assist® Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(9,246,179)
Written Options	12,544,841
$3,298,662

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(1,981,519)
Written Options	612,297
$(1,369,222)

Horizon Defined Risk Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(42,773,374)
Written Options	21,850,701
$(20,922,673)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(5,068,903)
Written Options	(28,245,321)
$(33,314,224)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Equity Premium Income Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$—
Written Options	(1,740,274)
$(1,740,274)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$—
Written Options	26,107
$26,107

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives and collateral pledged for the Funds as of May 31, 2026.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$492,000	(1)	$—	$492,000	$(492,000	)(2)	$—	$—
Total	$492,000		$—	$492,000	$(492,000)		$—	$—

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$5,250,500	(1)	$—	$5,250,500	$(5,250,500	)(2)	$—	$—
Total	$5,250,500		$—	$5,250,500	$(5,250,500)		$—	$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$48,554,050	(1)	$—	$48,554,050	$(48,554,050	)(2)	$—	$—
Total	$48,554,050		$—	$48,554,050	$(48,554,050)		$—	$—

Horizon Equity Premium Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$148,500	(1)	$—	$148,500	$(148,500	)(2)	$—	$—
Total	$148,500		$—	$148,500	$(148,500)		$—	$—

(1)	Written options at value as presented in the Schedules of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 7 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2025 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Centre American Select Equity Fund, Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, quarterly for the Horizon Active Income Fund, and Horizon Tactical Fixed Income Fund, and monthly for Horizon Equity Premium Income Fund and Centre Global Infrastructure Fund. Each are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board of Trustees (the “Board” or “Trustees”) has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, and the Horizon Active Risk Assist® Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, and the Horizon Active Risk Assist® Fund are currently 0.10% of average daily net assets. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Centre American Select Equity Fund, Centre Global Infrastructure Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”). During the period ended May 31, 2026, the distribution fees accrued for the Investor Class shares of the Centre American Select Equity Fund, Centre Global Infrastructure Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund and for the Advisor Class shares of Centre American Select Equity Fund, Centre Global Infrastructure

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Fund, Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund were 0.10% and 0.25% of average daily net assets, respectively.

During the period ended May 31, 2026, the Funds’ incurred fees pursuant to the 12b-1 Plan as follows:

Fund	Investor Class	Advisor Class
Centre American Select Equity Fund	$92,230	$235,015
Centre Global Infrastructure Fund	27,625	36,048
Horizon Active Asset Allocation Fund	—	676
Horizon Active Income Fund	—	393
Horizon Active Risk Assist® Fund	—	1,229
Horizon Defensive Core Fund	218,504	57,667
Horizon Defined Risk Fund	480,907	17,285
Horizon Equity Premium Income Fund	74,885	2,550
Horizon Multi-Factor Small/Mid Cap Fund	331,426	4,383
Horizon Multi-Factor U.S. Equity Fund	364,525	9,965
Horizon Tactical Fixed Income Fund	85,447	8,881

Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, and Horizon Active Risk Assist® Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of:

Fund	Management Fee Rate
Centre American Select Equity Fund (total net assets less than or equal to $1 billion)	0.75%
Centre American Select Equity Fund (total net assets over $1 billion)	0.70%
Centre Global Infrastructure Fund	0.85%
Horizon Active Asset Allocation Fund	0.99%
Horizon Active Income Fund	0.77%
Horizon Active Risk Assist® Fund	0.99%
Horizon Defensive Core Fund	0.68%
Horizon Defined Risk Fund	0.80%

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Fund	Management Fee Rate
Horizon Equity Premium Income Fund	0.75%
Horizon Multi-Factor Small/Mid Cap Fund	0.80%
Horizon Multi-Factor U.S. Equity Fund	0.80%
Horizon Tactical Fixed Income Fund	0.60%

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2027 for the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, the Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, the Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and the Horizon Tactical Fixed Income Fund and until March 31, 2028 for the Centre American Select Equity Fund and Centre Global Infrastructure Fund to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Centre American Select Equity Fund	0.95%	0.95%	0.95%
Centre Global Infrastructure Fund	1.05%	1.05%	1.05%
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Defensive Core Fund	0.87%	0.87%	0.87%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon Equity Premium Income Fund	0.99%	0.99%	0.99%
Horizon Multi-Factor Small/Mid Cap Fund	0.99%	0.99%	0.99%
Horizon Multi-Factor U.S. Equity Fund	0.99%	0.99%	0.99%
Horizon Tactical Fixed Income Fund	0.80%	0.80%	0.80%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. During the period ended May 31, 2026, the Adviser recouped from Centre American Select Equity Fund, Centre Global Infrastructure Fund, Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund in the amounts of $0, $0, $0, $0, $0, $0, $1,796, $98, $159,964, $0, and $0 respectively.

Fund	2026	2027	2028	2029	Total
Centre American Select Equity Fund	$—	$—	$—	$—	$—
Centre Global Infrastructure Fund	—	—	64,579	23,364	87,942
Horizon Active Asset Allocation Fund	—	—	—	—	—
Horizon Active Income Fund	—	—	—	—	—
Horizon Active Risk Assist® Fund	—	—	—	—	—
Horizon Defensive Core Fund	—	—	—	—	—
Horizon Defined Risk Fund	—	—	—	—	—
Horizon Equity Premium Income Fund	—	—	—	—	—
Horizon Multi-Factor Small/Mid Cap Fund	105	4,135	103	—	4,343
Horizon Multi-Factor U.S. Equity Fund	—	—	—	—	—
Horizon Tactical Fixed Income Fund	—	—	—	—	—

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $140,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive and direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2026, were as follows:

Fund	Purchases	Sales
Centre American Select Equity Fund	$377,467,996	$288,705,314
Centre Global Infrastructure Fund	6,289,594	14,632,640
Horizon Active Asset Allocation Fund	263,736,507	316,450,628
Horizon Active Income Fund	72,869,880	57,523,741
Horizon Active Risk Assist® Fund	312,460,961	305,867,943
Horizon Defensive Core Fund	31,720,437	33,322,157
Horizon Defined Risk Fund	83,853,171	11,091,331
Horizon Equity Premium Income Fund	16,032,119	7,454,941
Horizon Multi-Factor Small/Mid Cap Fund	835,074,641	761,157,541
Horizon Multi-Factor U.S. Equity Fund	244,406,097	258,140,774
Horizon Tactical Fixed Income Fund	689,521,963	675,806,701

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the year ended November 30, 2025, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of the period ended May 31, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Centre American Select Equity Fund	$—	$—
Centre Global Infrastructure Fund	—	—
Horizon Active Asset Allocation Fund	122,068,386	124,509,872
Horizon Active Income Fund	8,661,146	8,850,900
Horizon Active Risk Assist® Fund	13,116,386	13,473,182
Horizon Defensive Core Fund	—	—
Horizon Defined Risk Fund	584,861	598,185
Horizon Equity Premium Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	—	—
Horizon Tactical Fixed Income Fund	60,627,437	61,926,088

*	The cash collateral received was invested in the First American Government Obligations Fund, Class X, with an overnight and continuous maturity, as shown on the Schedules of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

6.	LINE OF CREDIT ARRANGEMENT

Throughout the period ended May 31, 2026, and renewed effective February 19, 2026, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 18, 2027, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 6.75% as of May 31, 2026, if they borrow.

For the period ended May 31, 2026 the Funds’ borrowing activity is summarized below:

Fund	Average Borrowings	Weighted Average Interest Rate	Largest Borrowing	Date of Largest Borrowing
Horizon Active Asset Allocation Fund	$111,126	6.76%	$8,008,000	January 14, 2026
Horizon Active Risk Assist® Fund	31,714	6.78%	1,770,000	February 10, 2026
Horizon Defensive Core Fund	439,995	6.75%	6,980,000	February 13, 2026
Horizon Equity Premium Income Fund	17,214	6.75%	2,253,000	January 8, 2026
Horizon Multi-Factor Small/Mid Cap Fund	8,857	6.75%	440,000	April 23, 2026
Horizon Multi-Factor U.S. Equity Fund	327,742	6.76%	25,095,000	February 5, 2026
Horizon Tactical Fixed Income Fund	2,148	6.75%	251,000	April 13, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period/years ended November 30, 2025, November 30, 2024, and September 30, 2025 was as follows:

	For the year ended November 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Centre American Select Equity Fund	$—	$—	$—	$—
Centre Global Infrastructure Fund	270,529	—	—	270,529
Horizon Active Asset Allocation Fund	92,824,899	42,027,107	—	134,852,006
Horizon Active Income Fund	9,966,231	—	—	9,966,231
Horizon Active Risk Assist® Fund	7,012,190	117,403,719	—	124,415,909
Horizon Defensive Core Fund	1,225,637	—	—	1,225,637
Horizon Defined Risk Fund	634,975	—	—	634,975
Horizon Equity Premium Income Fund	752,597	—	7,317,301	8,069,898

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

	For the year ended November 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Multi-Factor Small/Mid Cap Fund	4,598,024	218,323	—	4,816,347
Horizon Multi-Factor U.S. Equity Fund	42,406,993	3,626,283	—	46,033,276
Horizon Tactical Fixed Income Fund	10,631,291	—	—	10,631,291

	For the year ended November 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$7,487,540	$—	$—	$7,487,540
Horizon Active Income Fund	9,467,883	—	—	9,467,883
Horizon Active Risk Assist® Fund	9,998,226	462,691	—	10,460,917
Horizon Defensive Core Fund	1,422,529	—	—	1,422,529
Horizon Defined Risk Fund	1,049,593	—	—	1,049,593
Horizon Equity Premium Income Fund	898,863	—	2,622,572	3,521,435
Horizon Multi-Factor Small/Mid Cap Fund	102,289	1,245	—	103,534
Horizon Multi-Factor U.S. Equity Fund	6,369,413	1,300,145	—	7,669,558
Horizon Tactical Fixed Income Fund	9,289,902	—	—	9,289,902

	For the year ended September 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Centre American Select Equity Fund	$4,467,289	$38,697,376	$—	$43,164,665
Centre Global Infrastructure Fund	1,088,163	—	—	1,088,163

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2025, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Centre American Select Equity Fund	$251,515,134	$50,152,276	$(4,291,651)	$45,860,625
Centre Global Infrastructure Fund	71,195,712	15,806,783	(2,529,062)	13,277,721
Horizon Active Asset Allocation Fund	695,580,597	104,343,574	(6,586,576)	97,756,998
Horizon Active Income Fund	345,528,663	6,026,073	(1,059,734)	4,966,339
Horizon Active Risk Assist® Fund	1,302,648,327	230,730,720	(34,479,281)	196,251,439
Horizon Defensive Core Fund	438,321,458	80,975,364	(27,690,298)	53,285,066
Horizon Defined Risk Fund	653,074,441	314,923,108	(37,056,518)	277,866,590
Horizon Equity Premium Income Fund	100,547,078	49,958,847	(4,297,579)	45,661,268
Horizon Multi-Factor Small/Mid Cap Fund	557,788,401	67,960,797	(26,836,821)	41,123,976
Horizon Multi-Factor U.S. Equity Fund	655,191,347	88,553,410	(13,442,882)	75,110,528
Horizon Tactical Fixed Income Fund	194,988,564	3,545,767	(4,080,897)	(535,130)

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Centre American Select Equity Fund	$1,196,049	$76,638,890	$(19,009)	$45,860,625	$123,676,555
Centre Global Infrastructure Fund	1,544,164	—	(27,609,120)	13,277,721	(12,787,235)
Horizon Active Asset Allocation Fund	1,274,985	24,795,123	(7,333)	97,756,998	123,819,773
Horizon Active Income Fund	2,716,747	—	(87,042,953)	4,966,339	(79,359,867)
Horizon Active Risk Assist® Fund	47,287,341	63,826,188	(57,036,689)	196,251,439	250,328,279
Horizon Defensive Core Fund	17,872,297	51,925,191	(749)	53,285,066	123,081,805
Horizon Defined Risk Fund	1,559,434	—	(33,808,085)	277,866,590	245,617,939
Horizon Equity Premium Income Fund	—	—	(1,057,435)	45,661,268	44,603,833
Horizon Multi-Factor Small/Mid Cap Fund	2,212,226	—	(1,479,795)	41,123,976	41,856,407
Horizon Multi-Factor U.S. Equity Fund	18,968,852	28,820,808	(179,123)	75,110,528	122,721,065
Horizon Tactical Fixed Income Fund	2,111,527	—	(10,796,075)	(535,130)	(9,219,678)

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Centre American Select Equity Fund	$—	$—	$—
Centre Global Infrastructure Fund	12,799,530	14,800,369	27,599,899
Horizon Active Asset Allocation Fund	—	—	—
Horizon Active Income Fund	44,106,775	42,936,178	87,042,953
Horizon Active Risk Assist® Fund	—	—	—
Horizon Defensive Core Fund	—	—	—
Horizon Defined Risk Fund	33,798,421	—	33,798,421
Horizon Equity Premium Income Fund	1,019,932	—	1,019,932
Horizon Multi-Factor Small/Mid Cap Fund	1,479,795	—	1,479,795
Horizon Multi-Factor U.S. Equity Fund	—	—	—
Horizon Tactical Fixed Income Fund	9,038,450	1,580,854	10,619,304

The Horizon Equity Premium Income Fund, Horizon Defensive Core Fund, and Horizon Defined Risk Fund utilized capital loss carry forwards of $3,946,858, $1,596,467, and $21,314,058, respectively, during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization, net operating losses, and non-deductible excise taxes paid. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the period/year ended November 30, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Centre American Select Equity Fund	$—	$—
Centre Global Infrastructure Fund	160,789	(160,789)
Horizon Active Asset Allocation Fund	(7,786,606)	7,786,606
Horizon Active Income Fund	66	(66)
Horizon Active Risk Assist® Fund	(17,800,457)	17,800,457
Horizon Defensive Core Fund	(15,288,154)	15,288,154
Horizon Defined Risk Fund	—	—
Horizon Equity Premium Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	(4,841,268)	4,841,268
Horizon Tactical Fixed Income Fund	7,105	(7,105)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9. SIGNIFICANT ACCOUNTING PRONOUNCEMENTS

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s Treasurer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Horizon Funds

Additional Information (Unaudited)

May 31, 2026

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	67.96%
Horizon Active Asset Allocation Fund	17.87%
Horizon Active Income Fund	0.00%
Horizon Active Risk Assist® Fund	32.29%
Horizon Defensive Core Fund	90.41%
Horizon Defined Risk Fund	100.00%
Horizon Equity Premium Income Fund	100.00%
Horizon Multi-Factor Small/Mid Cap Fund	15.84%
Horizon Multi-Factor U.S. Equity Fund	13.09%
Horizon Tactical Fixed Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025 was as follows:

Fund Name	Dividends Received Deduction
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	37.88%
Horizon Active Asset Allocation Fund	2.78%
Horizon Active Income Fund	0.00%
Horizon Active Risk Assist® Fund	0.92%
Horizon Defensive Core Fund	90.41%
Horizon Defined Risk Fund	100.00%
Horizon Equity Premium Income Fund	100.00%
Horizon Multi-Factor Small/Mid Cap Fund	15.84%
Horizon Multi-Factor U.S. Equity Fund	13.09%
Horizon Tactical Fixed Income Fund	0.00%

Horizon Funds

Additional Information (Unaudited) (Continued)
May 31, 2026

Foreign Tax Credit

For the year ended November 30, 2025, the following Funds earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Active Asset Allocation Fund	$8,041,356	$641,184
Horizon Active Income Fund	843,588	1,605
Horizon Active Risk Assist® Fund	8,071,018	863,207
Horizon Tactical Fixed Income Fund	188,421	379

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Centre American Select Equity Fund	0.00%
Centre Global Infrastructure Fund	0.00%
Horizon Active Asset Allocation Fund	93.70%
Horizon Active Income Fund	0.00%
Horizon Active Risk Assist® Fund	0.00%
Horizon Defensive Core Fund	0.00%
Horizon Defined Risk Fund	0.00%
Horizon Equity Premium Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	92.78%
Horizon Multi-Factor U.S. Equity Fund	95.42%
Horizon Tactical Fixed Income Fund	0.00%

Horizon Funds

Additional Information (Unaudited) (Continued)
May 31, 2026

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Chief Compliance Officer & Compliance Fees” and “Trustees’ Fees and Expenses”.

Statement Regarding Basis for Approval of Investment Advisory Contract.

This disclosure was included in the Form N-CSR for the year ended November 30, 2025.

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

HORIZON FUNDS	Financial Statements

Horizon Core Bond ETF	Horizon Core Equity ETF
BNDY	STOX

Horizon Digital Frontier ETF	Horizon Dividend Income ETF
YNOT	DIVN

Horizon Expedition Plus ETF	Horizon Flexible Income ETF
HBTA	FLXN

Horizon International Equity ETF	Horizon International Managed Risk ETF
FRGN	SFTX

Horizon Landmark ETF	Horizon Managed Risk ETF
BENJ	SFTY

Horizon Nasdaq-100 Defined Risk ETF	Horizon Small/Mid Cap Core Equity ETF
QGRD	SMOX

May 31, 2026

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Horizon Core Bond ETF, Horizon Core Equity ETF, Horizon Digital Frontier ETF, Horizon Dividend Income ETF, Horizon Expedition Plus ETF, Horizon Flexible Income ETF, Horizon International Equity ETF, Horizon International Managed Risk ETF, Horizon Landmark ETF, Horizon Managed Risk ETF, Horizon Nasdaq-100 Defined Risk ETF, and Horizon Small/Mid Cap Core Equity ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments and Written Options	1
Statements of Assets and Liabilities	93
Statements of Operations	96
Statements of Changes in Net Assets	99
Financial Highlights	105
Notes to Financial Statements	117
Additional Information	138
Privacy Notice	141

Horizon Core Bond ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 99.3%
State Street SPDR Portfolio Aggregate Bond ETF (a)(b)	9,707,462	$247,928,580
TOTAL EXCHANGE TRADED FUNDS (Cost $247,255,280)		247,928,580

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1% (c)
Put Options — 0.1%
State Street SPDR S&P 500 ETF Trust (d)(e)
Expiration: 06/25/2026; Exercise Price: $702.51	$101,443,968	1,341	186,466
Expiration: 06/25/2026; Exercise Price: $712.07	24,283,008	321	60,669
TOTAL PURCHASED OPTIONS (Cost $344,894)			247,135

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.55% (f)	1,117,695	1,117,695
TOTAL MONEY MARKET FUNDS (Cost $1,117,695)		1,117,695

TOTAL INVESTMENTS — 99.8% (Cost $248,717,869)		249,293,410
Other Assets in Excess of Liabilities — 0.2%		550,033
TOTAL NET ASSETS — 100.0%		$249,843,443

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $77,120,278.

(c)	Non-income producing security.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

1

Horizon Core Bond ETF Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.3)%
Put Options — (0.3)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 06/25/2026; Exercise Price: $736.35	$(101,443,968)	(1,341)	$(599,360)
Expiration: 06/25/2026; Exercise Price: $743.24	(24,283,008)	(321)	(189,390)
TOTAL WRITTEN OPTIONS (Premiums received $1,062,427)			$(788,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

2

Horizon Core Equity ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 91.3%
Aerospace & Defense — 2.6%
General Dynamics Corp.	1,547	$536,531
General Electric Co.	2,401	777,348
Howmet Aerospace, Inc.	2,018	521,148
L3Harris Technologies, Inc.	964	303,834
Lockheed Martin Corp.	1,084	575,008
Northrop Grumman Corp.	656	369,774
RTX Corp.	5,231	939,801
		4,023,444
Air Freight & Logistics — 0.4%
FedEx Corp.	1,461	601,567

Automobiles — 1.0%
General Motors Co.	11,036	918,637
Tesla, Inc. (a)	1,581	688,984
		1,607,621
Banks — 2.3%
Bank of America Corp.	15,159	782,204
Citigroup, Inc.	4,798	604,068
JPMorgan Chase & Co.	3,414	1,021,844
PNC Financial Services Group, Inc.	1,671	369,492
US Bancorp	7,782	426,843
Wells Fargo & Co.	5,030	390,026
		3,594,477
Beverages — 1.6%
Coca-Cola Co.	15,008	1,185,782
Monster Beverage Corp. (a)	5,655	498,092
PepsiCo, Inc.	5,661	816,260
		2,500,134
Biotechnology — 1.5%
AbbVie, Inc.	2,216	482,468
Amgen, Inc.	1,093	368,111
Gilead Sciences, Inc.	5,044	678,065
Regeneron Pharmaceuticals, Inc.	481	295,709
Vertex Pharmaceuticals, Inc. (a)	1,004	449,330
		2,273,683
Broadline Retail — 2.1%
Amazon.com, Inc. (a)	11,734	3,175,690

Building Products — 0.5%
Johnson Controls International PLC	2,767	370,944
Trane Technologies PLC	990	446,787
		817,731

See accompanying notes to financial statements.

3

Horizon Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Capital Markets — 2.6%
Bank of New York Mellon Corp.	3,786	$527,882
Blackrock, Inc.	315	329,767
Charles Schwab Corp.	7,703	672,857
CME Group, Inc.	1,213	331,804
Goldman Sachs Group, Inc.	469	480,988
Intercontinental Exchange, Inc.	2,293	339,020
Moody’s Corp.	716	324,527
Morgan Stanley	2,780	578,240
S&P Global, Inc.	1,034	438,416
		4,023,501
Chemicals — 1.1%
Corteva, Inc.	4,218	330,185
Ecolab, Inc.	1,286	329,216
Linde PLC	1,569	780,876
Sherwin-Williams Co.	1,010	306,878
		1,747,155
Commercial Services & Supplies — 0.7%
Cintas Corp.	1,948	333,615
Republic Services, Inc.	1,926	386,047
Waste Management, Inc.	1,945	411,290
		1,130,952
Communications Equipment — 1.5%
Arista Networks, Inc. (a)	4,279	682,372
Ciena Corp. (a)	434	251,820
Cisco Systems, Inc.	9,862	1,187,582
Motorola Solutions, Inc.	507	204,463
		2,326,237
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	235	429,629

Consumer Finance — 0.4%
American Express Co.	2,024	640,535

Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	1,587	1,517,680
Target Corp.	2,556	324,791
Walmart, Inc.	14,505	1,678,953
		3,521,424
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	14,178	351,614
Comcast Corp. - Class A	4,933	122,684
Verizon Communications, Inc.	9,536	455,916
		930,214

See accompanying notes to financial statements.

4

Horizon Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electric Utilities — 1.4%
American Electric Power Co., Inc.	4,270	$540,881
Duke Energy Corp.	4,220	517,920
NextEra Energy, Inc.	6,494	565,043
Southern Co.	5,293	487,221
		2,111,065
Electrical Equipment — 1.0%
AMETEK, Inc.	1,696	383,042
Eaton Corp. PLC	930	372,558
GE Vernova, Inc.	833	806,610
		1,562,210
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. - Class A	3,535	525,866
Corning, Inc.	1,674	303,262
Keysight Technologies, Inc. (a)	705	238,523
TE Connectivity PLC	1,146	244,568
		1,312,219
Entertainment — 0.4%
Netflix, Inc. (a)	5,150	443,003
Walt Disney Co.	1,429	145,515
		588,518
Financial Services — 3.9%
Berkshire Hathaway, Inc. - Class B (a)	7,986	3,789,198
Mastercard, Inc. - Class A	2,991	1,477,494
Visa, Inc. - Class A	2,445	797,950
		6,064,642
Ground Transportation — 0.3%
Uber Technologies, Inc. (a)	6,231	438,662

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	4,155	355,668
Boston Scientific Corp. (a)	3,440	166,187
Intuitive Surgical, Inc. (a)	810	343,958
Medtronic PLC	3,083	227,556
Stryker Corp.	1,233	376,176
		1,469,545
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	1,151	226,517
Cencora, Inc.	736	198,249
Cigna Group	952	264,085
CVS Health Corp.	4,506	409,956
HCA Healthcare, Inc.	1,014	383,839

See accompanying notes to financial statements.

5

Horizon Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
McKesson Corp.	483	$358,598
UnitedHealth Group, Inc.	1,589	604,313
		2,445,557
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. - Class A (a)	5,930	790,528
Booking Holdings, Inc.	4,905	821,244
McDonald’s Corp.	3,909	1,091,393
		2,703,165
Household Durables — 0.5%
Garmin Ltd.	3,214	751,819

Household Products — 0.7%
Procter & Gamble Co.	7,985	1,146,327

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	2,238	532,331

Insurance — 1.9%
Allstate Corp.	1,685	347,262
Aon PLC - Class A	1,223	386,541
Chubb Ltd.	1,977	616,290
Hartford Insurance Group, Inc.	2,201	279,813
Marsh & McLennan Cos., Inc.	2,569	410,963
Progressive Corp.	2,724	518,650
Travelers Cos., Inc.	1,307	381,500
		2,941,019
Interactive Media & Services — 7.9%
Alphabet, Inc. - Class A (b)	24,602	9,357,125
Meta Platforms, Inc. - Class A	4,455	2,817,832
		12,174,957
IT Services — 0.4%
Accenture PLC - Class A	1,745	326,437
International Business Machines Corp.	1,186	353,191
		679,628
Life Sciences Tools & Services — 0.4%
Danaher Corp.	1,669	304,876
Thermo Fisher Scientific, Inc.	496	244,285
		549,161
Machinery — 1.0%
Caterpillar, Inc.	835	731,351
Cummins, Inc.	719	464,927
Parker-Hannifin Corp.	479	404,578
		1,600,856

See accompanying notes to financial statements.

6

Horizon Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	6,675	$438,614
Newmont Corp.	5,805	637,447
		1,076,061
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	4,382	462,871

Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	7,076	1,291,087
ConocoPhillips	4,476	510,174
EOG Resources, Inc.	1,441	192,200
EQT Corp.	2,219	121,890
Exxon Mobil Corp.	14,356	2,085,352
Kinder Morgan, Inc.	7,950	247,086
Marathon Petroleum Corp.	701	174,388
Phillips 66	1,085	190,830
Targa Resources Corp.	583	148,706
Valero Energy Corp.	651	159,378
Williams Cos., Inc.	3,943	281,491
		5,402,582
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	7,754	443,374
Eli Lilly & Co.	2,731	3,017,755
Johnson & Johnson	8,910	2,007,690
Merck & Co., Inc.	9,665	1,147,429
Pfizer, Inc.	13,746	359,870
		6,976,118
Semiconductors & Semiconductor Equipment — 17.7%
Advanced Micro Devices, Inc. (a)	4,832	2,493,795
Analog Devices, Inc.	1,668	690,302
Applied Materials, Inc.	2,587	1,164,305
Broadcom, Inc.	11,904	5,318,350
Intel Corp. (a)	8,226	943,358
KLA Corp.	323	620,712
Lam Research Corp.	3,796	1,207,811
Micron Technology, Inc.	3,790	3,680,090
NVIDIA Corp.	48,103	10,156,468
QUALCOMM, Inc.	1,768	443,803
Teradyne, Inc.	525	196,513
Texas Instruments, Inc.	1,732	529,438
		27,444,945
Software — 6.7%
Adobe, Inc. (a)	1,400	362,894

See accompanying notes to financial statements.

7

Horizon Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Intuit, Inc.	472	$156,482
Microsoft Corp.	16,695	7,516,757
Oracle Corp.	2,839	640,989
Palantir Technologies, Inc. - Class A (a)	5,962	933,292
Salesforce, Inc.	1,943	371,307
ServiceNow, Inc. (a)	1,560	194,017
Synopsys, Inc. (a)	406	193,102
		10,368,840
Specialty Retail — 2.6%
Home Depot, Inc.	3,499	1,109,673
O’Reilly Automotive, Inc. (a)	8,640	750,643
Ross Stores, Inc.	4,156	963,070
TJX Cos., Inc.	7,749	1,199,158
		4,022,544
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	31,786	9,919,139
Sandisk Corp. (a)	418	708,502
Seagate Technology Holdings PLC	509	447,818
Western Digital Corp.	573	304,383
		11,379,842
Tobacco — 0.9%
Altria Group, Inc.	6,439	448,026
Philip Morris International, Inc.	5,727	1,015,855
		1,463,881
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	2,767	518,896
TOTAL COMMON STOCKS (Cost $124,326,909)		141,532,255

EXCHANGE TRADED FUNDS — 6.7%
Roundhill Magnificent Seven ETF (b)	147,455	10,426,543
TOTAL EXCHANGE TRADED FUNDS (Cost $9,599,758)		10,426,543

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Health Care REITs — 0.3%
Welltower, Inc.	2,243	460,555

Industrial REITs — 0.3%
Prologis, Inc.	3,445	494,254

Retail REITs — 0.4%
Realty Income Corp.	4,660	285,565
Simon Property Group, Inc.	1,551	317,815
		603,380

See accompanying notes to financial statements.

8

Horizon Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Specialized REITs — 0.6%
American Tower Corp.	2,237	$418,230
Equinix, Inc.	483	515,863
		934,093
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,273,710)		2,492,282

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0% (a)(c)
Put Options — 0.0% (c)
State Street SPDR S&P 500 ETF Trust (d)(e)
Expiration: 06/02/2026; Exercise Price: $703.72	$22,845,696	302	985
Expiration: 06/16/2026; Exercise Price: $712.23	23,299,584	308	26,848
Expiration: 06/16/2026; Exercise Price: $743.01	1,664,256	22	7,832
TOTAL PURCHASED OPTIONS (Cost $335,378)			35,665

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.55% (f)	319,776	319,776
TOTAL MONEY MARKET FUNDS (Cost $319,776)		319,776

TOTAL INVESTMENTS — 99.8% (Cost $136,855,531)		154,806,521
Other Assets in Excess of Liabilities — 0.2%		342,709
TOTAL NET ASSETS — 100.0%		$155,149,230

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $10,561,599.

(c)	Represents less than 0.05% of net assets.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

9

Horizon Core Equity ETF Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Put Options — (0.0)% (a)
State Street SPDR S&P 500 ETF Trust (b)(c)
Expiration: 06/02/2026; Exercise Price: $718.49	$(22,845,696)	(302)	$(1,522)
Expiration: 06/16/2026; Exercise Price: $727.93	(23,299,584)	(308)	(52,074)
Expiration: 06/16/2026; Exercise Price: $752.62	(1,664,256)	(22)	(12,804)
TOTAL WRITTEN OPTIONS (Premiums received $554,446)			$(66,400)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

See accompanying notes to financial statements.

10

Horizon Digital Frontier ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.4%
AeroVironment, Inc. (a)(b)	2,720	$563,693
BAE Systems PLC - ADR	3,522	384,990
L3Harris Technologies, Inc.	933	294,063
Rocket Lab Corp. (a)	3,975	570,333
		1,813,079
Automobiles — 1.2%
BYD Co. Ltd. - ADR	27,268	316,036
Tesla, Inc. (a)(b)	2,811	1,225,006
		1,541,042
Banks — 0.3%
NU Holdings Ltd. - Class A (a)(b)	28,328	371,947

Broadline Retail — 7.1%
Alibaba Group Holding Ltd. - ADR (b)	11,055	1,373,252
Amazon.com, Inc. (a)(b)	24,742	6,696,175
MercadoLibre, Inc. (a)	206	349,304
Prosus NV - ADR	43,264	393,702
		8,812,433
Capital Markets — 1.5%
Coinbase Global, Inc. - Class A (a)(b)	1,712	323,619
Interactive Brokers Group, Inc. - Class A (b)	11,511	1,001,112
Robinhood Markets, Inc. - Class A (a)(b)	5,696	537,133
		1,861,864
Communications Equipment — 2.2%
Arista Networks, Inc. (a)(b)	9,233	1,472,386
Ciena Corp. (a)	1,043	605,180
Lumentum Holdings, Inc. (a)	501	428,335
Ubiquiti, Inc.	413	241,134
		2,747,035
Construction & Engineering — 2.1%
AECOM	8,558	593,668
Comfort Systems USA, Inc.	261	477,163
Quanta Services, Inc. (b)	2,127	1,513,850
		2,584,681
Electric Utilities — 0.9%
Constellation Energy Corp. (b)	2,613	751,891
Oklo, Inc. (a)	5,249	351,053
		1,102,944
Electrical Equipment — 5.8%
ABB Ltd. - ADR (b)	10,702	1,142,331

See accompanying notes to financial statements.

11

Horizon Digital Frontier ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Bloom Energy Corp. - Class A (a)	1,657	$472,245
Eaton Corp. PLC (b)	2,999	1,201,399
GE Vernova, Inc. (b)	2,012	1,948,260
Legrand SA - ADR	9,439	322,436
Schneider Electric SE - ADR	18,183	1,143,711
Vertiv Holdings Co. - Class A (b)	3,008	949,656
		7,180,038
Electronic Equipment, Instruments & Components — 2.5%
Coherent Corp. (a)	1,254	453,284
Corning, Inc. (b)	12,569	2,277,000
Keysight Technologies, Inc. (a)	1,240	419,529
		3,149,813
Entertainment — 0.4%
NetEase, Inc. - ADR	3,875	475,927

Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp. (a)	6,900	333,339
Intuitive Surgical, Inc. (a)(b)	1,217	516,787
		850,126
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. (b)	2,689	430,858

Industrial Conglomerates — 2.0%
Hitachi Ltd. - ADR (b)	34,416	1,116,799
Siemens AG - ADR (b)	9,093	1,426,055
		2,542,854
Interactive Media & Services — 10.3%
Alphabet, Inc. - Class C (b)	23,938	9,010,981
Meta Platforms, Inc. - Class A	1,886	1,192,914
Tencent Holdings Ltd. - ADR (b)	47,988	2,620,145
		12,824,040
IT Services — 2.3%
Akamai Technologies, Inc. (a)(b)	1,769	264,536
Cloudflare, Inc. - Class A (a)(b)	3,316	801,875
International Business Machines Corp.	4,357	1,297,515
Shopify, Inc. - Class A (a)	4,571	542,623
		2,906,549
Machinery — 3.5%
Caterpillar, Inc.	3,384	2,963,944
Cummins, Inc.	925	598,133
Mitsubishi Heavy Industries Ltd. - ADR	35,633	422,964
Symbotic, Inc. (a)	8,912	413,739
		4,398,780

See accompanying notes to financial statements.

12

Horizon Digital Frontier ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 8.2%
Agnico Eagle Mines Ltd.	4,545	$832,417
Anglo American PLC - ADR	15,518	417,745
Anglogold Ashanti PLC	4,312	417,574
Barrick Mining Corp.	15,486	658,929
BHP Group Ltd. - ADR	15,294	1,359,790
Franco-Nevada Corp.	1,687	389,191
Freeport-McMoRan, Inc. (b)	10,054	660,648
Glencore PLC - ADR	38,203	579,157
Gold Fields Ltd. - ADR	8,227	327,928
Kinross Gold Corp.	10,276	310,130
Newmont Corp.	9,866	1,083,385
Rio Tinto PLC - ADR	8,109	862,717
Southern Copper Corp.	7,364	1,408,814
Vale SA - ADR	27,088	440,180
Wheaton Precious Metals Corp.	3,844	509,714
		10,258,319
Oil, Gas & Consumable Fuels — 0.6%
Cameco Corp.	4,036	454,857
Petroleo Brasileiro SA - Petrobras - ADR	17,494	293,375
		748,232
Professional Services — 0.8%
Jacobs Solutions, Inc.	8,387	1,005,266

Semiconductors & Semiconductor Equipment — 24.2%
Advanced Micro Devices, Inc. (a)	3,193	1,647,907
Applied Materials, Inc. (b)	3,832	1,724,630
ASE Technology Holding Co. Ltd. - ADR	17,323	664,337
Broadcom, Inc.	13,041	5,826,328
First Solar, Inc. (a)	1,290	395,759
Intel Corp. (a)	21,864	2,507,364
Kioxia Holdings Corp. - ADR (a)	28,540	1,184,125
Marvell Technology, Inc.	4,614	945,870
Micron Technology, Inc. (b)	2,483	2,410,993
NVIDIA Corp.	48,839	10,311,866
Rigetti Computing, Inc. (a)(b)	8,249	210,679
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	4,335	1,813,981
Teradyne, Inc.	1,175	439,814
		30,083,653
Software — 17.8%
AppLovin Corp. - Class A (a)	2,370	1,453,023
Cadence Design Systems, Inc. (a)(b)	1,751	656,502
CCC Intelligent Solutions Holdings, Inc. (a)	48,264	226,841
Crowdstrike Holdings, Inc. - Class A (a)	1,726	1,261,706

See accompanying notes to financial statements.

13

Horizon Digital Frontier ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
D-Wave Quantum, Inc. (a)(b)	7,844	$236,418
Fair Isaac Corp. (a)	492	615,290
Microsoft Corp.	15,975	7,192,584
Nebius Group NV (a)	6,332	1,463,262
Oracle Corp. (b)	11,469	2,589,471
Palantir Technologies, Inc. - Class A (a)(b)	23,357	3,656,305
Palo Alto Networks, Inc. (a)	4,442	1,251,267
Qualys, Inc. (a)(b)	1,949	213,006
Salesforce, Inc.	4,145	792,110
Synopsys, Inc. (a)	1,104	525,085
		22,132,870
Technology Hardware, Storage & Peripherals — 1.7%
Dell Technologies, Inc. - Class C	2,457	1,034,176
IonQ, Inc. (a)(b)	3,620	260,894
Quantum Computing, Inc. (a)(b)	16,070	192,197
Xiaomi Corp. - ADR (a)	32,682	584,354
		2,071,621
Wireless Telecommunication Services — 1.8%
SoftBank Group Corp. - ADR	92,773	2,194,081
TOTAL COMMON STOCKS (Cost $108,101,707)		124,088,052

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0% (a)(c)
Call Options — 0.0% (c)
iShares Bitcoin Trust ETF (d)(e)
Expiration: 06/18/2026; Exercise Price: $51.51	$212,313	51	342
Expiration: 06/18/2026; Exercise Price: $55.00	1,053,239	253	933
TOTAL PURCHASED OPTIONS (Cost $189,602)			1,275

See accompanying notes to financial statements.

14

Horizon Digital Frontier ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.55% (f)	312,194	$312,194
TOTAL MONEY MARKET FUNDS (Cost $312,194)		312,194

TOTAL INVESTMENTS — 99.9% (Cost $108,603,503)		124,401,521
Other Assets in Excess of Liabilities — 0.1%		112,626
TOTAL NET ASSETS — 100.0%		$124,514,147

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $24,647,737.

(c)	Represents less than 0.05% of net assets.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

15

Horizon Digital Frontier ETF Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.3)%
Put Options - (0.3)%
iShares Bitcoin Trust ETF (a)(b)
Expiration: 06/18/2026; Exercise Price: $51.51	$(212,313)	(51)	$(50,063)
Expiration: 06/18/2026; Exercise Price: $55.00	(1,053,239)	(253)	(335,680)
TOTAL WRITTEN OPTIONS (Premiums received $180,479)			$(385,743)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

16

Horizon Dividend Income ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	1,794	$951,627

Air Freight & Logistics — 0.2%
FedEx Corp.	813	334,753

Banks — 1.2%
Fifth Third Bancorp	19,535	975,383
M&T Bank Corp.	2,177	470,471
PNC Financial Services Group, Inc.	1,921	424,771
Regions Financial Corp.	13,261	371,308
		2,241,933
Beverages — 1.9%
Brown-Forman Corp. - Class B	9,685	249,098
Constellation Brands, Inc. - Class A	4,271	592,900
Molson Coors Beverage Co. - Class B	3,962	156,618
PepsiCo, Inc.	18,103	2,610,272
		3,608,888
Biotechnology — 7.2%
AbbVie, Inc. (a)	31,656	6,892,144
Amgen, Inc.	8,797	2,962,742
Gilead Sciences, Inc.	25,959	3,489,668
		13,344,554

Building Products — 0.3%
A O Smith Corp.	2,970	168,458
Allegion PLC	1,251	162,718
Masco Corp.	4,246	298,281
		629,457
Capital Markets — 5.3%
Ameriprise Financial, Inc.	1,654	737,204
Ares Management Corp. - Class A	7,450	957,325
Blackstone, Inc.	27,254	3,187,900
CME Group, Inc.	4,456	1,218,894
FactSet Research Systems, Inc.	814	199,813
Franklin Resources, Inc.	7,219	223,934
Invesco Ltd.	7,658	217,947
MSCI, Inc.	1,827	1,153,531
State Street Corp.	7,654	1,191,269
T Rowe Price Group, Inc.	7,240	756,797
		9,844,614
Chemicals — 0.2%
CF Industries Holdings, Inc.	2,395	269,078

See accompanying notes to financial statements.

17

Horizon Dividend Income ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
LyondellBasell Industries NV - Class A	2,742	$182,755
		451,833
Commercial Services & Supplies — 0.1%
Rollins, Inc.	5,248	249,805

Consumer Finance — 0.4%
Synchrony Financial	9,447	674,894

Consumer Staples Distribution & Retail — 0.2%
Target Corp.	3,079	391,248

Containers & Packaging — 0.4%
Avery Dennison Corp.	1,093	173,863
Packaging Corp. of America	786	172,063
Smurfit Westrock PLC	8,951	368,334
		714,260
Distributors — 0.1%
Pool Corp.	824	149,474

Diversified Telecommunication Services — 4.6%
AT&T, Inc.	92,741	2,299,977
Comcast Corp. - Class A	131,853	3,279,184
Verizon Communications, Inc.	61,305	2,930,992
		8,510,153
Electric Utilities — 0.3%
Edison International	8,232	575,746

Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity PLC	8,549	1,824,442

Energy Equipment & Services — 0.1%
SLB Ltd.	3,818	208,272

Financial Services — 0.1%
Jack Henry & Associates, Inc.	1,109	151,179

Food Products — 0.6%
Conagra Brands, Inc.	10,166	135,004
General Mills, Inc.	6,843	231,362
Hershey Co.	1,517	294,344
Hormel Foods Corp.	7,818	181,612
Lamb Weston Holdings, Inc.	4,059	175,268
		1,017,590

See accompanying notes to financial statements.

18

Horizon Dividend Income ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Ground Transportation — 1.3%
Union Pacific Corp.	9,482	$2,490,352

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	34,407	2,945,239

Health Care Providers & Services — 0.1%
Quest Diagnostics, Inc.	1,242	242,066

Hotels, Restaurants & Leisure — 3.9%
Darden Restaurants, Inc.	2,550	519,971
Domino’s Pizza, Inc.	741	230,140
Las Vegas Sands Corp.	20,402	1,031,729
McDonald’s Corp.	16,655	4,650,076
Yum! Brands, Inc.	5,572	824,377
		7,256,293
Household Durables — 0.6%
Garmin Ltd.	4,477	1,047,260

Household Products — 4.7%
Clorox Co.	2,407	216,678
Colgate-Palmolive Co.	14,882	1,341,315
Kimberly-Clark Corp.	4,622	451,107
Procter & Gamble Co. (a)	46,487	6,673,674
		8,682,774
Insurance — 6.2%
Aflac, Inc.	6,346	713,417
Allstate Corp.	6,366	1,311,969
Cincinnati Financial Corp.	3,952	622,124
Erie Indemnity Co. - Class A	1,470	313,213
Everest Group Ltd.	574	185,993
Hartford Insurance Group, Inc.	6,854	871,349
Marsh & McLennan Cos., Inc.	8,704	1,392,379
Principal Financial Group, Inc.	6,128	634,983
Progressive Corp.	22,074	4,202,890
Prudential Financial, Inc.	4,409	443,722
W R Berkley Corp.	11,526	732,362
		11,424,401
Interactive Media & Services — 0.1%
Match Group, Inc.	5,905	213,348

IT Services — 3.5%
Accenture PLC - Class A	27,989	5,235,902

See accompanying notes to financial statements.

19

Horizon Dividend Income ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Cognizant Technology Solutions Corp. - Class A	23,456	$1,307,789
		6,543,691
Leisure Products — 0.1%
Hasbro, Inc.	2,424	208,876
Machinery — 1.8%
IDEX Corp.	869	183,211
Illinois Tool Works, Inc.	8,056	1,992,088
Nordson Corp.	666	191,362
PACCAR, Inc.	2,603	287,293
Snap-on, Inc.	1,667	618,807
		3,272,761
Media — 0.1%
Omnicom Group, Inc.	2,314	168,251

Multi-Utilities — 0.1%
DTE Energy Co.	1,250	178,587

Oil, Gas & Consumable Fuels — 7.7%
APA Corp.	9,046	329,546
Chevron Corp. (a)	25,081	4,576,279
ConocoPhillips	15,965	1,819,691
Devon Energy Corp.	10,094	449,082
EOG Resources, Inc.	17,787	2,372,430
Expand Energy Corp.	7,569	703,766
Exxon Mobil Corp. (a)	7,273	1,056,476
Kinder Morgan, Inc.	5,609	174,328
ONEOK, Inc.	10,614	890,939
Targa Resources Corp.	2,745	700,167
Texas Pacific Land Corp.	396	155,628
Valero Energy Corp.	3,366	824,064
Williams Cos., Inc.	2,501	178,546
		14,230,942
Pharmaceuticals — 9.6%
Bristol-Myers Squibb Co.	67,229	3,844,154
Johnson & Johnson (a)	23,481	5,290,974
Merck & Co., Inc. (a)	58,560	6,952,243
Pfizer, Inc.	33,358	873,312
Zoetis, Inc.	11,878	922,802
		17,883,485
Professional Services — 2.3%
Automatic Data Processing, Inc.	12,178	2,701,567
Broadridge Financial Solutions, Inc.	3,240	498,053
Paychex, Inc.	11,716	1,136,218
		4,335,838

See accompanying notes to financial statements.

20

Horizon Dividend Income ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Semiconductors & Semiconductor Equipment — 16.9%
Analog Devices, Inc.	6,983	$2,889,914
Applied Materials, Inc.	7,676	3,454,661
KLA Corp.	1,704	3,274,594
Lam Research Corp.	11,024	3,507,616
NXP Semiconductors NV	5,751	1,848,084
QUALCOMM, Inc. (a)	41,634	10,450,967
Skyworks Solutions, Inc.	19,049	1,482,965
Texas Instruments, Inc.	14,486	4,428,080
		31,336,881
Specialty Retail — 2.6%
Best Buy Co., Inc.	3,626	282,647
Home Depot, Inc.	4,694	1,488,655
Lowe’s Cos., Inc.	5,928	1,270,726
TJX Cos., Inc.	8,134	1,258,736
Williams-Sonoma, Inc.	2,758	561,446
		4,862,210
Technology Hardware, Storage & Peripherals — 2.1%
HP, Inc.	66,169	1,789,210
NetApp, Inc.	12,224	2,130,521
		3,919,731
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. - Class B	3,677	169,988
Ralph Lauren Corp.	549	199,781
Tapestry, Inc.	2,474	359,868
		729,637
Tobacco — 6.1%
Altria Group, Inc.	59,544	4,143,072
Philip Morris International, Inc.	40,285	7,145,753
		11,288,825
Trading Companies & Distributors — 0.9%
Fastenal Co.	27,495	1,215,279
WW Grainger, Inc.	415	512,210
		1,727,489
Wireless Telecommunication Services — 2.6%
T-Mobile US, Inc.	25,754	4,829,648
TOTAL COMMON STOCKS (Cost $171,760,908)		185,693,307

See accompanying notes to financial statements.

21

Horizon Dividend Income ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.0% (b)
First American Government Obligations Fund - Class X, 3.55% (c)	67,524	$67,524
TOTAL MONEY MARKET FUNDS (Cost $67,524)		67,524

TOTAL INVESTMENTS — 100.0% (Cost $171,828,432)		185,760,831
Liabilities in Excess of Other Assets — (0.0)% (b)		(58,201)
TOTAL NET ASSETS — 100.0%		$185,702,630

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $26,600,137.

(b)	Represents less than 0.05% of net assets.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

22

Horizon Dividend Income ETF Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)% (a)
State Street SPDR S&P 500 ETF Trust (b)(c)
Expiration: 06/02/2026; Exercise Price: $760.65	$(34,798,080)	(460)	$(47,297)
Expiration: 06/09/2026; Exercise Price: $767.60	(6,808,320)	(90)	(12,240)
TOTAL WRITTEN OPTIONS (Premiums received $70,230)			$(59,537)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

See accompanying notes to financial statements.

23

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited)

May 31, 2026

	Shares	Value
COMMON STOCKS — 89.3%
Aerospace & Defense — 3.0%
Axon Enterprise, Inc. (a)	342	$153,462
Boeing Co. (a)	3,096	715,640
General Dynamics Corp.	917	318,034
General Electric Co.	4,064	1,315,761
Howmet Aerospace, Inc.	1,760	454,520
L3Harris Technologies, Inc.	742	233,863
Lockheed Martin Corp.	693	367,602
Northrop Grumman Corp.	398	224,345
RTX Corp.	4,586	823,921
		4,607,148
Air Freight & Logistics — 0.3%
FedEx Corp.	1,038	427,396

Automobiles — 2.8%
General Motors Co.	3,155	262,622
Tesla, Inc. (a)	9,416	4,103,399
		4,366,021
Banks — 1.3%
Citigroup, Inc.	6,536	822,883
Fifth Third Bancorp	5,396	269,422
PNC Financial Services Group, Inc.	1,478	326,815
Truist Financial Corp.	5,774	278,365
US Bancorp	6,451	353,837
		2,051,322
Beverages — 0.7%
Coca-Cola Co.	6,970	550,700
Monster Beverage Corp. (a)	3,055	269,084
PepsiCo, Inc.	2,029	292,562
		1,112,346
Biotechnology — 0.8%
Amgen, Inc.	1,622	546,273
Gilead Sciences, Inc.	3,816	512,985
Regeneron Pharmaceuticals, Inc.	319	196,115
		1,255,373
Broadline Retail — 3.1%
Amazon.com, Inc. (a)	17,289	4,679,095
eBay, Inc.	1,829	199,855
		4,878,950
Building Products — 0.5%
Johnson Controls International PLC	2,698	361,694

See accompanying notes to financial statements.

24

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Trane Technologies PLC	796	$359,235
		720,929
Capital Markets — 4.2%
Bank of New York Mellon Corp.	3,095	431,536
Blackstone, Inc.	2,740	320,498
Charles Schwab Corp.	5,944	519,208
CME Group, Inc.	1,219	333,445
Coinbase Global, Inc. - Class A (a)	1,348	254,813
Goldman Sachs Group, Inc.	1,170	1,199,905
Interactive Brokers Group, Inc. - Class A	3,725	323,963
KKR & Co., Inc.	3,252	311,997
Moody’s Corp.	727	329,513
Morgan Stanley	5,559	1,156,272
MSCI, Inc.	447	282,227
Nasdaq, Inc.	2,896	267,938
Robinhood Markets, Inc. - Class A (a)	4,778	450,565
State Street Corp.	1,954	304,121
		6,486,001
Chemicals — 0.6%
Corteva, Inc.	2,704	211,669
Ecolab, Inc.	716	183,296
Linde PLC	1,153	573,837
		968,802
Commercial Services & Supplies — 0.3%
Cintas Corp.	1,148	196,606
Waste Management, Inc.	976	206,385
		402,991
Communications Equipment — 0.6%
Arista Networks, Inc. (a)	4,402	701,987
Ciena Corp. (a)	418	242,536
		944,523
Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	181	330,906
EMCOR Group, Inc.	249	205,878
Quanta Services, Inc.	665	473,301
		1,010,085
Construction Materials — 0.1%
CRH PLC	1,953	212,467

Consumer Finance — 0.6%
American Express Co.	1,974	624,712
Capital One Financial Corp.	2,046	384,505
		1,009,217

See accompanying notes to financial statements.

25

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Consumer Staples Distribution & Retail — 1.7%
Target Corp.	1,732	$220,085
Walmart, Inc.	20,581	2,382,251
		2,602,336
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	10,021	248,521
Comcast Corp. - Class A	6,482	161,207
Verizon Communications, Inc.	8,458	404,377
		814,105
Electric Utilities — 0.9%
American Electric Power Co., Inc.	1,475	186,838
Constellation Energy Corp.	1,235	355,371
Entergy Corp.	1,607	175,244
NextEra Energy, Inc.	5,709	496,740
NRG Energy, Inc.	1,040	139,443
		1,353,636
Electrical Equipment — 1.7%
AMETEK, Inc.	1,037	234,206
Eaton Corp. PLC	1,470	588,882
Emerson Electric Co.	2,229	320,575
GE Vernova, Inc.	1,078	1,043,849
Hubbell, Inc.	311	147,293
Rockwell Automation, Inc.	538	242,670
		2,577,475
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. - Class A	4,252	632,528
Corning, Inc.	2,885	522,647
Jabil, Inc.	552	201,237
Keysight Technologies, Inc. (a)	489	165,443
Teledyne Technologies, Inc. (a)	215	133,263
		1,655,118
Energy Equipment & Services — 0.5%
Baker Hughes Co.	4,507	287,907
Halliburton Co.	4,416	171,562
SLB Ltd.	6,121	333,900
		793,369
Entertainment — 0.7%
Live Nation Entertainment, Inc. (a)	923	155,443
Netflix, Inc. (a)	6,594	567,216
Walt Disney Co.	2,998	305,286
		1,027,945

See accompanying notes to financial statements.

26

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Financial Services — 1.1%
Apollo Global Management, Inc.	2,313	$297,706
Block, Inc. (a)	3,971	300,684
Visa, Inc. - Class A	3,174	1,035,867
		1,634,257
Food Products — 0.1%
Hershey Co.	714	138,537

Ground Transportation — 0.5%
CSX Corp.	6,433	291,157
Old Dominion Freight Line, Inc.	1,114	250,817
Uber Technologies, Inc. (a)	4,014	282,586
		824,560
Health Care Equipment & Supplies — 0.6%
IDEXX Laboratories, Inc. (a)	334	188,219
Intuitive Surgical, Inc. (a)	1,043	442,899
Medtronic PLC	1,901	140,313
Stryker Corp.	690	210,512
		981,943
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	911	179,285
Cencora, Inc.	554	149,225
CVS Health Corp.	2,348	213,621
HCA Healthcare, Inc.	698	264,221
McKesson Corp.	363	269,506
		1,075,858
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. - Class A (a)	2,559	341,140
Carnival Corp. Ltd.	6,588	184,859
Expedia Group, Inc.	740	167,085
Hilton Worldwide Holdings, Inc.	925	303,085
Las Vegas Sands Corp.	2,811	142,152
Marriott International, Inc. - Class A	1,138	427,433
McDonald’s Corp.	1,113	310,750
Royal Caribbean Cruises Ltd.	1,071	304,839
Starbucks Corp.	3,699	366,793
		2,548,136
Household Durables — 0.1%
Garmin Ltd.	940	219,885

Household Products — 0.3%
Colgate-Palmolive Co.	1,938	174,672
Procter & Gamble Co.	2,446	351,148
		525,820

See accompanying notes to financial statements.

27

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,346	$215,670

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	2,064	490,943

Insurance — 0.4%
Chubb Ltd.	1,122	349,761
Travelers Cos., Inc.	887	258,906
		608,667
Interactive Media & Services — 9.4%
Alphabet, Inc. - Class A	30,263	11,510,229
Meta Platforms, Inc. - Class A	4,845	3,064,511
		14,574,740
IT Services — 0.3%
International Business Machines Corp.	1,379	410,666

Life Sciences Tools & Services — 0.3%
Danaher Corp.	1,151	210,253
Thermo Fisher Scientific, Inc.	567	279,253
		489,506
Machinery — 2.3%
Caterpillar, Inc.	1,777	1,556,421
Cummins, Inc.	573	370,519
Deere & Co.	860	466,275
Dover Corp.	721	152,390
Ingersoll Rand, Inc.	1,973	141,346
PACCAR, Inc.	1,897	209,372
Parker-Hannifin Corp.	542	457,789
Westinghouse Air Brake Technologies Corp.	886	231,388
		3,585,500
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	6,170	405,431
Newmont Corp.	4,145	455,162
Nucor Corp.	999	249,750
Steel Dynamics, Inc.	812	211,242
		1,321,585
Multi-Utilities — 0.1%
Sempra	1,918	170,951

Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	4,559	519,635
Devon Energy Corp.	3,596	159,986

See accompanying notes to financial statements.

28

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2026

	Shares	Value
Diamondback Energy, Inc.	1,366	$261,562
EQT Corp.	2,696	148,091
Exxon Mobil Corp.	10,807	1,569,825
Kinder Morgan, Inc.	8,596	267,164
Marathon Petroleum Corp.	1,199	298,275
Phillips 66	1,728	303,921
Targa Resources Corp.	1,076	274,455
Texas Pacific Land Corp.	386	151,698
Valero Energy Corp.	1,345	329,283
Williams Cos., Inc.	4,826	344,528
		4,628,423
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	2,618	215,933

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	1,707	151,838

Pharmaceuticals — 3.0%
Eli Lilly & Co.	2,397	2,648,685
Johnson & Johnson	5,624	1,267,256
Merck & Co., Inc.	6,566	779,515
		4,695,456
Semiconductors & Semiconductor Equipment — 21.4%
Advanced Micro Devices, Inc. (a)	5,764	2,974,800
Analog Devices, Inc.	1,761	728,790
Applied Materials, Inc.	2,902	1,306,074
Broadcom, Inc. (b)	16,226	7,249,290
Intel Corp. (a)	14,928	1,711,943
KLA Corp.	463	889,752
Lam Research Corp.	4,593	1,461,401
Microchip Technology, Inc.	2,140	202,551
Micron Technology, Inc.	4,198	4,076,258
Monolithic Power Systems, Inc.	149	233,365
NVIDIA Corp. (b)	57,729	12,188,901
NXP Semiconductors NV	690	221,732
Teradyne, Inc.	466	174,428
		33,419,285
Software — 5.2%
Adobe, Inc. (a)	506	131,160
AppLovin Corp. - Class A (a)	1,247	764,523
Cadence Design Systems, Inc. (a)	675	253,078
Crowdstrike Holdings, Inc. - Class A (a)	647	472,957
Datadog, Inc. - Class A (a)	1,139	281,732
Fortinet, Inc. (a)	1,661	229,168

See accompanying notes to financial statements.

29

Horizon Expedition Plus ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Microsoft Corp. (b)	5,528	$2,488,927
Oracle Corp.	5,920	1,336,618
Palantir Technologies, Inc. - Class A (a)	8,564	1,340,609
Palo Alto Networks, Inc. (a)	851	239,718
Salesforce, Inc.	862	164,728
ServiceNow, Inc. (a)	1,217	151,358
Synopsys, Inc. (a)	442	210,224
		8,064,800
Specialty Retail — 1.1%
Carvana Co. (a)	3,404	248,492
Home Depot, Inc.	1,043	330,777
Lowe’s Cos., Inc.	816	174,918
Ross Stores, Inc.	1,437	332,996
TJX Cos., Inc.	2,985	461,928
Ulta Beauty, Inc. (a)	248	126,195
		1,675,306
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. (b)	35,314	11,020,087
Dell Technologies, Inc. - Class C	2,136	899,064
Sandisk Corp. (a)	451	764,436
Seagate Technology Holdings PLC	679	597,384
Western Digital Corp.	1,094	581,144
		13,862,115
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.	1,187	172,661

Tobacco — 0.5%
Altria Group, Inc.	3,005	209,088
Philip Morris International, Inc.	3,004	532,849
		741,937
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	256	254,891
WW Grainger, Inc.	195	240,677
		495,568
TOTAL COMMON STOCKS (Cost $112,473,352)		139,218,101

EXCHANGE TRADED FUNDS — 8.7%
Roundhill Magnificent Seven ETF (b)	192,671	13,623,766
TOTAL EXCHANGE TRADED FUNDS (Cost $12,217,607)		13,623,766

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Health Care REITs — 0.2%
Welltower, Inc.	1,760	361,381

See accompanying notes to financial statements.

30

Horizon Expedition Plus ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Industrial REITs — 0.3%
Prologis, Inc.	2,979	$427,397

Retail REITs — 0.3%
Realty Income Corp.	2,439	149,462
Simon Property Group, Inc.	1,161	237,901
		387,363
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	1,285	244,150
Equinix, Inc.	388	414,399
Iron Mountain, Inc.	1,576	202,122
Public Storage	494	150,023
		1,010,694
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,951,143)		2,186,835

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.3% (a)
Put Options — 0.3%
State Street SPDR S&P 500 ETF Trust (c)(d)
Expiration: 06/04/2026; Exercise Price: $711.17	$36,840,576	487	4,398
Expiration: 06/11/2026; Exercise Price: $727.82	37,067,520	490	45,776
Expiration: 06/18/2026; Exercise Price: $722.44	36,764,928	486	86,722
Expiration: 06/25/2026; Exercise Price: $736.72	37,067,520	490	222,190
Expiration: 06/25/2026; Exercise Price: $738.55	7,867,392	104	50,336
TOTAL PURCHASED OPTIONS (Cost $1,069,883)			409,422

See accompanying notes to financial statements.

31

Horizon Expedition Plus ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.55% (e)	595,817	$595,817
TOTAL MONEY MARKET FUNDS (Cost $595,817)		595,817

TOTAL INVESTMENTS — 100.1% (Cost $128,307,802)		156,033,941
Liabilities in Excess of Other Assets — (0.1)%		(140,073)
TOTAL NET ASSETS — 100.0%		$155,893,868

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $22,510,045.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

32

Horizon Expedition Plus ETF

SCHEDULE OF WRITTEN OPTIONS (Unaudited)
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.5)%
Put Options — (0.5)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 06/04/2026; Exercise Price: $726.09	$(36,840,576)	(487)	$(10,193)
Expiration: 06/11/2026; Exercise Price: $742.71	(37,067,520)	(490)	(113,455)
Expiration: 06/18/2026; Exercise Price: $737.60	(36,764,928)	(486)	(168,802)
Expiration: 06/25/2026; Exercise Price: $750.00	(37,067,520)	(490)	(379,956)
Expiration: 06/25/2026; Exercise Price: $751.49	(7,867,392)	(104)	(84,968)
TOTAL WRITTEN OPTIONS (Premiums received $1,811,567)			$(757,374)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

33

Horizon Flexible Income ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
State Street SPDR Portfolio High Yield Bond ETF (a)(b)	2,085,313	$49,067,415
TOTAL EXCHANGE TRADED FUNDS (Cost $49,318,700)		49,067,415

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0% (c)(d)
Put Options — 0.0% (c)
State Street SPDR S&P 500 ETF Trust (e)(f)
Expiration: 06/11/2026; Exercise Price: $690.72	$19,290,240	255	5,636
Expiration: 06/11/2026; Exercise Price: $729.32	4,387,584	58	6,554
TOTAL PURCHASED OPTIONS (Cost $60,119)			12,190

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.0% (c)
First American Government Obligations Fund - Class X, 3.55% (g)	12,639	12,639
TOTAL MONEY MARKET FUNDS (Cost $12,639)		12,639

TOTAL INVESTMENTS — 99.5% (Cost $49,391,458)		49,092,244
Other Assets in Excess of Liabilities — 0.5%		223,346
TOTAL NET ASSETS — 100.0%		$49,315,590

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $24,027,565.

(c)	Represents less than 0.05% of net assets.

(d)	Non-income producing security.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

34

Horizon Flexible Income ETF Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Put Options — (0.1)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 06/11/2026; Exercise Price: $726.72	$(19,290,240)	(255)	$(22,466)
Expiration: 06/11/2026; Exercise Price: $748.08	(4,387,584)	(58)	(19,720)
TOTAL WRITTEN OPTIONS (Premiums received $187,746)			$(42,186)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

35

Horizon International Equity ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 97.3%
Australia — 2.4%
Banks — 0.3%
Commonwealth Bank of Australia	2,475	$293,556

Broadline Retail — 0.2%
Wesfarmers Ltd.	3,085	176,923

Commercial Services & Supplies — 0.1%
Brambles Ltd.	11,674	139,034

Consumer Staples Distribution & Retail — 0.1%
Coles Group Ltd.	10,529	164,371

Diversified Telecommunication Services — 0.2%
Telstra Group Ltd.	50,722	189,939

Financial Services — 0.2%
Washington H Soul Pattinson & Co. Ltd. Old	5,567	174,056

Insurance — 0.3%
QBE Insurance Group Ltd.	17,696	287,959

Metals & Mining — 0.8%
Fortescue Ltd.	19,377	310,717
Rio Tinto Ltd.	3,526	470,446
		781,163
Oil, Gas & Consumable Fuels — 0.2%
Woodside Energy Group Ltd.	11,096	244,522
Total Australia		2,451,523

Austria — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
OMV AG	1,968	141,516

Belgium — 1.0%
Beverages — 0.5%
Anheuser-Busch InBev SA	6,628	533,431

Insurance — 0.2%
Ageas SA	2,337	181,543

Pharmaceuticals — 0.3%
UCB SA	985	289,179
Total Belgium		1,004,153

See accompanying notes to financial statements.

36

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Brazil — 0.8%
Beverages — 0.2%
Ambev SA	67,872	$220,789

Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao	67,095	219,325

Metals & Mining — 0.4%
Vale SA	23,246	379,941
Total Brazil		820,055

Canada — 9.5%
Aerospace & Defense — 0.2%
Bombardier, Inc. - Class B (a)	873	196,927

Automobile Components — 0.2%
Magna International, Inc.	2,912	188,726

Banks — 2.6%
Royal Bank of Canada	5,055	969,604
Toronto-Dominion Bank	14,495	1,658,569
		2,628,173
Consumer Staples Distribution & Retail — 0.3%
Alimentation Couche-Tard, Inc.	6,336	357,967

Ground Transportation — 0.4%
Canadian National Railway Co.	3,230	382,474

Insurance — 0.3%
Great-West Lifeco, Inc.	3,110	181,549
iA Financial Corp., Inc.	1,100	137,140
		318,689
Metals & Mining — 2.9%
Agnico Eagle Mines Ltd.	4,879	897,058
Barrick Mining Corp.	19,254	822,588
Kinross Gold Corp.	14,457	439,168
Pan American Silver Corp.	5,539	316,313
Wheaton Precious Metals Corp.	3,745	503,517
		2,978,644
Oil, Gas & Consumable Fuels — 2.2%
Canadian Natural Resources Ltd.	17,485	795,205
Cenovus Energy, Inc.	14,255	393,534
Imperial Oil Ltd.	1,523	180,696
Suncor Energy, Inc.	10,720	670,034

See accompanying notes to financial statements.

37

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Whitecap Resources, Inc.	16,844	$193,529
		2,232,998
Trading Companies & Distributors — 0.2%
Toromont Industries Ltd.	1,080	178,132

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. - Class B	4,975	191,978
Total Canada		9,654,708

China — 4.5%
Air Freight & Logistics — 0.2%
ZTO Express Cayman, Inc.	7,150	158,475

Banks — 0.6%
Bank of China Ltd. - Class H	355,000	236,005
China CITIC Bank Corp. Ltd. - Class H	146,000	135,812
China Merchants Bank Co. Ltd. - Class H	33,000	198,331
		570,148
Communications Equipment — 0.1%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H (b)	4,500	130,460

Entertainment — 0.4%
NetEase, Inc.	14,500	359,128

Hotels, Restaurants & Leisure — 0.1%
Yum China Holdings, Inc.	3,300	144,432

Insurance — 0.8%
China Life Insurance Co. Ltd. - Class H	83,000	305,866
China Pacific Insurance Group Co. Ltd. - Class H	39,800	159,568
Ping An Insurance Group Co. of China Ltd. - Class H	45,000	344,811
		810,245
Interactive Media & Services — 0.3%
Baidu, Inc. - Class A (a)	11,450	189,935
Kuaishou Technology (b)	23,700	137,720
		327,655
Life Sciences Tools & Services — 0.2%
Wuxi Biologics Cayman, Inc. (a)(b)	35,000	148,898

Machinery — 0.3%
Weichai Power Co. Ltd. - Class H	31,000	164,713
Yangzijiang Shipbuilding Holdings Ltd.	48,114	137,226
		301,939

See accompanying notes to financial statements.

38

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 0.6%
China Hongqiao Group Ltd.	42,500	$151,954
CMOC Group Ltd. - Class H	69,000	160,682
Zijin Mining Group Co. Ltd. - Class H	74,000	309,526
		622,162
Oil, Gas & Consumable Fuels — 0.3%
PetroChina Co. Ltd. - Class H	224,000	311,266

Technology Hardware, Storage & Peripherals — 0.5%
Lenovo Group Ltd.	104,000	318,493
Xiaomi Corp. - Class B (a)(b)	52,800	188,916
		507,409
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	15,200	147,017
Total China		4,539,234

Denmark — 1.0%
Biotechnology — 0.2%
Genmab AS (a)	593	157,695

Electrical Equipment — 0.2%
Vestas Wind Systems AS	6,302	177,079

Pharmaceuticals — 0.6%
Novo Nordisk AS	14,251	651,528
Total Denmark		986,302

Finland — 0.7%
Communications Equipment — 0.3%
Nokia Oyj	17,167	250,094

Insurance — 0.1%
Sampo Oyj	12,865	136,012

Machinery — 0.1%
Wartsila OYJ Abp	3,408	138,731

Oil, Gas & Consumable Fuels — 0.2%
Neste Oyj	4,615	151,583
Total Finland		676,420

France — 6.1%
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA	6,195	227,686

See accompanying notes to financial statements.

39

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Banks — 0.6%
BNP Paribas SA	6,005	$651,043

Chemicals — 0.4%
Air Liquide SA	2,116	439,519

Construction & Engineering — 0.8%
Bouygues SA	2,510	147,730
Eiffage SA	1,088	158,313
Vinci SA	3,167	461,932
		767,975
Diversified Telecommunication Services — 0.2%
Orange SA	9,589	200,596

Electrical Equipment — 0.4%
Legrand SA	2,140	368,548

Insurance — 0.5%
AXA SA	11,729	543,534

IT Services — 0.2%
Capgemini SE	1,330	158,156

Media — 0.2%
Publicis Groupe SA	2,156	210,586

Multi-Utilities — 0.2%
Engie SA	6,229	192,318

Oil, Gas & Consumable Fuels — 1.3%
TotalEnergies SE	15,574	1,365,681

Personal Care Products — 0.3%
L’Oreal SA	633	282,448

Pharmaceuticals — 0.4%
Ipsen SA	758	138,455
Sanofi SA	2,483	218,052
		356,507
Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	662	365,268
Total France		6,129,865

See accompanying notes to financial statements.

40

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Germany — 2.5%
Air Freight & Logistics — 0.4%
Deutsche Post AG	7,455	$445,210

Construction Materials — 0.2%
Heidelberg Materials AG	982	218,543

Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	15,144	509,781

Independent Power and Renewable Electricity Producers — 0.2%
RWE AG	2,227	141,723

Insurance — 1.0%
Allianz SE	1,761	783,817
Hannover Rueck SE	481	130,385
Talanx AG	1,091	131,072
		1,045,274
Pharmaceuticals — 0.2%
Bayer AG	3,770	160,634
Total Germany		2,521,165

Hong Kong — 2.3%
Automobiles — 0.2%
Geely Automobile Holdings Ltd.	94,000	225,737

Food Products — 0.2%
WH Group Ltd. (b)	140,000	161,671

Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd.	25,500	229,233

Insurance — 0.8%
AIA Group Ltd.	53,400	560,445
Prudential PLC	19,891	287,023
		847,468
Machinery — 0.3%
Techtronic Industries Co. Ltd.	17,000	252,281

Real Estate Management & Development — 0.6%
China Resources Land Ltd.	38,500	173,515
CK Asset Holdings Ltd.	29,000	175,179
Sun Hung Kai Properties Ltd.	17,500	294,090
		642,784
Total Hong Kong		2,359,174

See accompanying notes to financial statements.

41

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Ireland — 0.9%
Broadline Retail — 0.4%
PDD Holdings, Inc. - ADR (a)	4,839	$408,605

Passenger Airlines — 0.2%
Ryanair Holdings PLC	8,357	244,957

Trading Companies & Distributors — 0.3%
AerCap Holdings NV	1,888	263,168
Total Ireland		916,730

Israel — 1.5%
Aerospace & Defense — 0.2%
Elbit Systems Ltd.	221	198,543

Banks — 0.5%
Bank Hapoalim BM	11,707	301,031
Mizrahi Tefahot Bank Ltd.	2,301	176,850
		477,881
Insurance — 0.2%
Phoenix Financial Ltd.	3,238	215,216

Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries Ltd. - ADR (a)	7,470	263,840

Semiconductors & Semiconductor Equipment — 0.4%
Nova Ltd. (a)	357	186,509
Tower Semiconductor Ltd. (a)	692	197,746
		384,255
Total Israel		1,539,735

Italy — 2.8%
Aerospace & Defense — 0.2%
Leonardo SpA	2,689	170,685

Banks — 0.9%
BPER Banca SPA	18,154	246,009
UniCredit SpA	7,397	640,531
		886,540
Electric Utilities — 0.4%
Enel SpA	20,940	235,085
Terna - Rete Elettrica Nazionale	13,665	157,029
		392,114

See accompanying notes to financial statements.

42

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electrical Equipment — 0.4%
Prysmian SpA	2,552	$440,544

Gas Utilities — 0.1%
Italgas SpA	11,877	139,434

Insurance — 0.5%
Generali	8,935	403,427
Unipol Assicurazioni SpA	6,383	158,134
		561,561
Oil, Gas & Consumable Fuels — 0.3%
Eni SpA	10,837	284,785
Total Italy		2,875,663

Japan — 15.3%
Automobile Components — 0.6%
Bridgestone Corp.	8,000	172,944
Sumitomo Electric Industries Ltd.	5,900	466,214
		639,158
Automobiles — 0.2%
Suzuki Motor Corp.	12,400	153,652

Banks — 0.4%
Japan Post Bank Co. Ltd.	11,000	211,968
Sumitomo Mitsui Trust Group, Inc.	6,300	216,533
		428,501
Beverages — 0.1%
Kirin Holdings Co. Ltd.	9,000	153,621

Broadline Retail — 0.2%
Ryohin Keikaku Co. Ltd.	7,100	173,103

Building Products — 0.3%
Daikin Industries Ltd.	2,300	336,267

Chemicals — 0.8%
Asahi Kasei Corp.	13,900	155,962
Shin-Etsu Chemical Co. Ltd.	13,400	652,731
		808,693
Electrical Equipment — 1.2%
Fuji Electric Co. Ltd.	1,900	184,196
Fujikura Ltd.	14,600	437,363
Mitsubishi Electric Corp.	14,300	588,826
		1,210,385

See accompanying notes to financial statements.

43

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Keyence Corp.	1,400	$704,197
Murata Manufacturing Co. Ltd.	11,600	701,033
		1,405,230
Financial Services — 0.4%
ORIX Corp.	10,000	391,611

Food Products — 0.2%
Ajinomoto Co., Inc.	6,900	223,205

Gas Utilities — 0.1%
Tokyo Gas Co. Ltd.	3,600	144,213

Ground Transportation — 0.2%
Central Japan Railway Co.	7,900	172,568

Health Care Equipment & Supplies — 0.3%
Hoya Corp.	1,600	272,050

Insurance — 1.2%
Daiichi Life Group, Inc.	22,200	228,043
MS&AD Insurance Group Holdings, Inc.	7,400	199,189
Sompo Holdings, Inc.	8,700	325,461
Tokio Marine Holdings, Inc.	9,800	437,559
		1,190,252
Machinery — 1.3%
Ebara Corp.	4,400	157,004
FANUC Corp.	7,500	371,645
Komatsu Ltd.	7,200	297,331
Kubota Corp.	10,600	189,151
SMC Corp.	600	260,358
		1,275,489
Marine Transportation — 0.1%
Nippon Yusen KK	3,900	130,102

Oil, Gas & Consumable Fuels — 0.2%
Inpex Corp.	10,300	233,078

Pharmaceuticals — 0.8%
Astellas Pharma, Inc.	17,700	253,723
Otsuka Holdings Co. Ltd.	4,700	345,716
Shionogi & Co. Ltd.	8,700	163,878
		763,317

See accompanying notes to financial statements.

44

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd.	14,600	$140,303

Semiconductors & Semiconductor Equipment — 2.2%
Advantest Corp.	5,400	887,314
Lasertec Corp.	1,000	251,970
SCREEN Holdings Co. Ltd.	2,300	160,588
Tokyo Electron Ltd.	2,900	954,497
		2,254,369
Specialty Retail — 0.6%
Fast Retailing Co. Ltd.	1,200	620,325

Technology Hardware, Storage & Peripherals — 0.2%
FUJIFILM Holdings Corp.	9,400	196,068

Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp.	7,700	234,145

Trading Companies & Distributors — 0.6%
Sumitomo Corp.	7,100	316,472
Toyota Tsusho Corp.	6,900	300,235
		616,707
Wireless Telecommunication Services — 1.4%
KDDI Corp.	10,500	180,543
SoftBank Corp.	111,100	150,189
SoftBank Group Corp.	22,100	1,039,470
		1,370,202
Total Japan		15,536,614

Luxembourg — 0.4%
Energy Equipment & Services — 0.2%
Tenaris SA	5,725	174,219

Metals & Mining — 0.2%
ArcelorMittal SA	3,190	220,719
Total Luxembourg	394,938

Mexico — 1.3%
Banks — 0.2%
Grupo Financiero Banorte SAB de CV	17,008	177,202

Beverages — 0.2%
Fomento Economico Mexicano SAB de CV	18,376	219,003

See accompanying notes to financial statements.

45

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 0.6%
Grupo Mexico SAB de CV - Class B	34,722	$429,173
Industrias Penoles SAB de CV	3,372	196,442
		625,615
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV	219,404	279,428
Total Mexico		1,301,248

Netherlands — 5.0%
Banks — 0.4%
ING Groep NV	12,609	392,680

Biotechnology — 0.2%
Argenx SE (a)	310	258,749

Broadline Retail — 0.2%
Prosus NV	4,057	184,646

Consumer Staples Distribution & Retail — 0.3%
Koninklijke Ahold Delhaize NV	7,358	310,424

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV	32,548	169,547

Semiconductors & Semiconductor Equipment — 3.7%
ASML Holding NV	2,223	3,590,653
BE Semiconductor Industries NV	623	206,664
		3,797,317
Total Netherlands		5,113,363

Norway — 0.4%
Chemicals — 0.1%
Yara International ASA	2,873	156,227

Oil, Gas & Consumable Fuels — 0.3%
Equinor ASA	7,454	270,140
Total Norway		426,367

Peru — 0.2%
Banks — 0.2%
Credicorp Ltd.	515	176,454

Poland — 0.4%
Metals & Mining — 0.2%
KGHM Polska Miedz SA (a)	1,782	171,751

See accompanying notes to financial statements.

46

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
ORLEN SA	6,374	$249,143
Total Poland		420,894

Singapore — 0.5%
Banks — 0.1%
Oversea-Chinese Banking Corp. Ltd.	9,278	170,112

Capital Markets — 0.2%
Singapore Exchange Ltd.	10,111	173,342

Hotels, Restaurants & Leisure — 0.2%
Trip.com Group Ltd. (a)	3,800	178,826
Total Singapore		522,280

South Africa — 1.4%
Banks — 0.2%
Standard Bank Group Ltd.	7,902	153,216

Broadline Retail — 0.2%
Naspers Ltd.	3,748	196,965

Insurance — 0.1%
Discovery Ltd.	8,516	146,182

Metals & Mining — 0.6%
Gold Fields Ltd.	9,796	387,532
Impala Platinum Holdings Ltd.	14,281	204,188
		591,720
Wireless Telecommunication Services — 0.3%
MTN Group Ltd.	22,710	303,640
Total South Africa		1,391,723

South Korea — 7.6%
Aerospace & Defense — 0.2%
Hanwha Aerospace Co. Ltd.	192	149,447

Air Freight & Logistics — 0.1%
Hyundai Glovis Co. Ltd.	889	143,054

Automobile Components — 0.4%
Hyundai Mobis Co. Ltd.	691	352,149

Automobiles — 0.3%
Kia Corp.	2,522	283,160

See accompanying notes to financial statements.

47

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Banks — 0.1%
Shinhan Financial Group Co. Ltd.	2,362	$146,704

Electrical Equipment — 0.2%
HD Hyundai Electric Co. Ltd.	240	167,697

Household Durables — 0.2%
LG Electronics, Inc.	1,103	214,452

Industrial Conglomerates — 0.5%
Samsung C&T Corp.	963	276,375
SK Square Co. Ltd.	243	198,818
		475,193
Insurance — 0.2%
Samsung Life Insurance Co. Ltd.	841	216,807

Machinery — 0.3%
HD Hyundai Heavy Industries Co. Ltd.	333	153,794
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	678	190,308
		344,102
Metals & Mining — 0.2%
POSCO Holdings, Inc.	528	148,380

Oil, Gas & Consumable Fuels — 0.1%
HD Hyundai Co. Ltd.	765	140,868

Semiconductors & Semiconductor Equipment — 2.2%
SK hynix, Inc.	1,457	2,255,595

Technology Hardware, Storage & Peripherals — 2.6%
Samsung Electronics Co. Ltd.	12,486	2,626,451
Total South Korea		7,664,059

Spain — 1.8%
Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA	22,634	530,909
CaixaBank SA	15,200	205,660
		736,569
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	1,784	258,650

Electric Utilities — 0.2%
Endesa SA	3,677	153,798

See accompanying notes to financial statements.

48

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Oil, Gas & Consumable Fuels — 0.3%
Repsol SA	10,697	$274,992

Specialty Retail — 0.2%
Industria de Diseno Textil SA	3,847	239,164

Transportation Infrastructure — 0.1%
Aena SME SA (b)	5,125	148,847
Total Spain		1,812,020

Sweden — 2.4%
Building Products — 0.2%
Assa Abloy AB - Class B	4,923	177,393

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson - Class B	25,254	328,493

Financial Services — 0.9%
Industrivarden AB	2,903	159,155
Investor AB (a)	17,797	733,904
		893,059
Hotels, Restaurants & Leisure — 0.1%
Evolution AB (a)(b)	2,075	156,595

Machinery — 0.5%
Alfa Laval AB	2,714	152,674
Atlas Copco AB - Class B	8,318	141,439
Sandvik AB	5,076	206,985
		501,098
Metals & Mining — 0.2%
Boliden AB	4,001	249,513

Wireless Telecommunication Services — 0.2%
Tele2 AB - Class B	8,345	156,631
Total Sweden		2,462,782

Switzerland — 6.1%
Beverages — 0.2%
Coca-Cola HBC AG	2,793	160,382

Capital Markets — 1.0%
UBS Group AG	20,307	963,643

Diversified Telecommunication Services — 0.3%
Swisscom AG	293	250,939

See accompanying notes to financial statements.

49

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electrical Equipment — 0.8%
ABB Ltd.	7,759	$831,218

Insurance — 0.1%
Swiss Re AG	867	130,736

Machinery — 0.2%
VAT Group AG (b)	274	214,412

Metals & Mining — 0.2%
Glencore PLC	31,721	242,555

Pharmaceuticals — 2.5%
Novartis AG	7,264	1,096,463
Roche Holding AG	3,505	1,478,697
		2,575,160
Semiconductors & Semiconductor Equipment — 0.2%
STMicroelectronics NV	2,721	187,094

Technology Hardware, Storage & Peripherals — 0.2%
Logitech International SA	1,584	192,584

Textiles, Apparel & Luxury Goods — 0.4%
Cie Financiere Richemont SA	1,835	397,068
Total Switzerland		6,145,791

Taiwan — 8.7%
Banks — 0.2%
CTBC Financial Holding Co. Ltd.	90,611	175,000

Communications Equipment — 0.4%
Accton Technology Corp.	4,851	376,305

Electrical Equipment — 0.2%
Bizlink Holding, Inc.	3,065	204,004

Electronic Equipment, Instruments & Components — 1.2%
Chroma ATE, Inc.	3,977	319,932
Delta Electronics, Inc.	5,531	431,702
Largan Precision Co. Ltd.	1,321	148,228
Yageo Corp.	14,867	350,253
		1,250,115
Insurance — 0.2%
Cathay Financial Holding Co. Ltd.	88,900	243,212

See accompanying notes to financial statements.

50

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Semiconductors & Semiconductor Equipment — 6.0%
ASPEED Technology, Inc.	384	$232,296
Hon Precision, Inc.	933	246,016
MediaTek, Inc.	4,381	602,771
Taiwan Semiconductor Manufacturing Co. Ltd.	60,267	4,530,775
United Microelectronics Corp.	106,243	490,084
		6,101,942
Technology Hardware, Storage & Peripherals — 0.5%
Asia Vital Components Co. Ltd.	3,606	306,779
King Slide Works Co. Ltd.	1,042	168,480
		475,259
Total Taiwan		8,825,837

Thailand — 0.3%
Electronic Equipment, Instruments & Components — 0.3%
Delta Electronics Thailand PCL	24,242	262,941

United Kingdom — 8.2%
Aerospace & Defense — 0.6%
Rolls-Royce Holdings PLC	33,328	600,260

Beverages — 0.2%
Coca-Cola Europacific Partners PLC	1,799	163,151

Broadline Retail — 0.2%
Next PLC	1,152	205,016

Capital Markets — 0.2%
3i Group PLC	7,692	235,662

Consumer Staples Distribution & Retail — 0.2%
Tesco PLC	34,701	201,039

Diversified Consumer Services — 0.1%
Pearson PLC	8,967	134,283

Electronic Equipment, Instruments & Components — 0.2%
Halma PLC	3,893	245,462

Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC	10,754	345,956

Metals & Mining — 1.3%
Endeavour Mining PLC	3,231	199,892
Rio Tinto PLC	10,174	1,091,716
		1,291,608

See accompanying notes to financial statements.

51

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Oil, Gas & Consumable Fuels — 2.1%
BP PLC	73,167	$514,147
Shell PLC	37,841	1,588,939
		2,103,086
Pharmaceuticals — 1.5%
AstraZeneca PLC	5,203	967,084
GSK PLC	22,500	570,106
		1,537,190
Professional Services — 0.1%
Intertek Group PLC	1,836	131,538

Tobacco — 0.9%
British American Tobacco PLC	14,482	895,374

Wireless Telecommunication Services — 0.3%
Vodafone Group PLC	168,685	253,064
Total United Kingdom		8,342,689

United States — 1.2%
Biotechnology — 0.2%
BeOne Medicines Ltd. (a)	11,000	248,159

Hotels, Restaurants & Leisure — 0.2%
Restaurant Brands International, Inc.	2,575	192,660

Metals & Mining — 0.5%
Anglogold Ashanti PLC	5,395	519,125

Trading Companies & Distributors — 0.3%
Sunbelt Rentals Holdings, Inc.	3,747	294,791
Total United States		1,254,735
TOTAL COMMON STOCKS (Cost $84,729,171)		98,670,978

EXCHANGE TRADED FUNDS — 1.0%
iShares MSCI India ETF (a)	20,028	972,560
TOTAL EXCHANGE TRADED FUNDS (Cost $1,032,752)		972,560

PREFERRED STOCKS — 0.7%
Brazil — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Petroleo Brasileiro SA - Petrobras, 0.00%	50,413	421,428

See accompanying notes to financial statements.

52

Horizon International Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
South Korea — 0.3%
Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd., 0.00%	2,136	$287,021
TOTAL PREFERRED STOCKS (Cost $546,262)		708,449

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Australia — 0.3%
Industrial REITs — 0.3%
Goodman Group	11,389	259,246

France — 0.3%
Retail REITs — 0.3%
Klepierre SA	3,445	140,719
Unibail-Rodamco-Westfield	1,660	192,344
Total France		333,063
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $551,053)		592,309

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.0% (c)
First American Government Obligations Fund - Class X, 3.55% (d)	27,780	27,780
TOTAL MONEY MARKET FUNDS (Cost $27,780)		27,780

TOTAL INVESTMENTS — 99.6% (Cost $86,887,018)		100,972,076
Other Assets in Excess of Liabilities — 0.4%		390,147
TOTAL NET ASSETS — 100.0%		$101,362,223

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $1,287,519 or 1.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

53

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 97.4%
Australia — 2.4%
Banks — 0.3%
Commonwealth Bank of Australia	10,381	$1,231,275

Broadline Retail — 0.2%
Wesfarmers Ltd.	12,923	741,124

Commercial Services & Supplies — 0.1%
Brambles Ltd.	48,951	582,993

Consumer Staples Distribution & Retail — 0.1%
Coles Group Ltd.	44,150	689,239

Diversified Telecommunication Services — 0.2%
Telstra Group Ltd.	212,668	796,378

Financial Services — 0.2%
Washington H Soul Pattinson & Co. Ltd. Old	23,345	729,898

Insurance — 0.3%
QBE Insurance Group Ltd.	74,198	1,207,391

Metals & Mining — 0.8%
Fortescue Ltd.	81,246	1,302,809
Rio Tinto Ltd.	14,788	1,973,044
		3,275,853
Oil, Gas & Consumable Fuels — 0.2%
Woodside Energy Group Ltd.	46,523	1,025,225
Total Australia		10,279,376

Austria — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
OMV AG	8,201	589,721

Belgium — 1.0%
Beverages — 0.5%
Anheuser-Busch InBev SA	27,615	2,222,497

Insurance — 0.2%
Ageas SA	9,743	756,857

Pharmaceuticals — 0.3%
UCB SA	4,107	1,205,743
Total Belgium		4,185,097

See accompanying notes to financial statements.

54

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Brazil — 0.8%
Beverages — 0.2%
Ambev SA	299,402	$973,960

Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao	295,975	967,505

Metals & Mining — 0.4%
Vale SA	97,471	1,593,102
Total Brazil		3,534,567

Canada — 9.5%
Aerospace & Defense — 0.2%
Bombardier, Inc. - Class B (a)	3,641	821,321

Automobile Components — 0.2%
Magna International, Inc.	12,133	786,337

Banks — 2.6%
Royal Bank of Canada	21,066	4,040,687
Toronto-Dominion Bank	60,388	6,909,808
		10,950,495
Consumer Staples Distribution & Retail — 0.3%
Alimentation Couche-Tard, Inc.	26,396	1,491,303

Ground Transportation — 0.4%
Canadian National Railway Co.	13,463	1,594,193

Insurance — 0.3%
Great-West Lifeco, Inc.	12,960	756,552
iA Financial Corp., Inc.	4,589	572,123
		1,328,675
Metals & Mining — 2.9%
Agnico Eagle Mines Ltd.	20,330	3,737,895
Barrick Mining Corp.	80,225	3,427,449
Kinross Gold Corp.	60,238	1,829,882
Pan American Silver Corp.	23,084	1,318,249
Wheaton Precious Metals Corp.	15,606	2,098,232
		12,411,707
Oil, Gas & Consumable Fuels — 2.2%
Canadian Natural Resources Ltd.	72,850	3,313,165
Cenovus Energy, Inc.	59,396	1,639,729
Imperial Oil Ltd.	6,350	753,396
Suncor Energy, Inc.	44,667	2,791,829

See accompanying notes to financial statements.

55

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Whitecap Resources, Inc.	70,182	$806,356
		9,304,475
Trading Companies & Distributors — 0.2%
Toromont Industries Ltd.	4,501	742,380

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. - Class B	20,729	799,901
Total Canada		40,230,787

China — 4.5%
Air Freight & Logistics — 0.2%
ZTO Express Cayman, Inc.	30,150	668,256

Banks — 0.6%
Bank of China Ltd. - Class H	1,495,000	993,882
China CITIC Bank Corp. Ltd. - Class H	615,000	572,082
China Merchants Bank Co. Ltd. - Class H	139,000	835,394
		2,401,358
Communications Equipment — 0.1%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H (b)	20,000	579,821

Entertainment — 0.4%
NetEase, Inc.	61,200	1,515,768

Hotels, Restaurants & Leisure — 0.1%
Yum China Holdings, Inc.	13,750	601,801

Insurance — 0.8%
China Life Insurance Co. Ltd. - Class H	352,000	1,297,166
China Pacific Insurance Group Co. Ltd. - Class H	166,800	668,741
Ping An Insurance Group Co. of China Ltd. - Class H	191,000	1,463,531
		3,429,438
Interactive Media & Services — 0.3%
Baidu, Inc. - Class A (a)	47,950	795,404
Kuaishou Technology (b)	99,700	579,354
		1,374,758
Life Sciences Tools & Services — 0.2%
Wuxi Biologics Cayman, Inc. (a)(b)	147,500	627,499

Machinery — 0.3%
Weichai Power Co. Ltd. - Class H	136,000	722,612
Yangzijiang Shipbuilding Holdings Ltd.	201,729	575,353
		1,297,965

See accompanying notes to financial statements.

56

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 0.6%
China Hongqiao Group Ltd.	180,000	$643,571
CMOC Group Ltd. - Class H	303,000	705,604
Zijin Mining Group Co. Ltd. - Class H	312,000	1,305,026
		2,654,201
Oil, Gas & Consumable Fuels — 0.3%
PetroChina Co. Ltd. - Class H	948,000	1,317,322

Technology Hardware, Storage & Peripherals — 0.5%
Lenovo Group Ltd.	444,000	1,359,721
Xiaomi Corp. - Class B (a)(b)	221,400	792,157
		2,151,878
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	64,400	622,889
Total China		19,242,954

Denmark — 1.0%
Biotechnology — 0.2%
Genmab AS (a)	2,474	657,906

Electrical Equipment — 0.2%
Vestas Wind Systems AS	26,255	737,734

Pharmaceuticals — 0.6%
Novo Nordisk AS	59,377	2,714,602
Total Denmark		4,110,242

Finland — 0.7%
Communications Equipment — 0.3%
Nokia Oyj	71,527	1,042,028

Insurance — 0.1%
Sampo Oyj	53,601	566,682

Machinery — 0.1%
Wartsila OYJ Abp	14,200	578,044

Oil, Gas & Consumable Fuels — 0.2%
Neste Oyj	19,229	631,591
Total Finland		2,818,345

France — 6.0%
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA	25,816	948,821

See accompanying notes to financial statements.

57

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Banks — 0.6%
BNP Paribas SA	25,027	$2,713,346

Chemicals — 0.4%
Air Liquide SA	8,820	1,832,022

Construction & Engineering — 0.8%
Bouygues SA	10,464	615,874
Eiffage SA	4,537	660,170
Vinci SA	13,196	1,924,744
		3,200,788
Diversified Telecommunication Services — 0.2%
Orange SA	39,955	835,833

Electrical Equipment — 0.4%
Legrand SA	8,922	1,536,535

Insurance — 0.5%
AXA SA	48,866	2,264,500

IT Services — 0.2%
Capgemini SE	5,549	659,856

Media — 0.2%
Publicis Groupe SA	8,981	877,212

Multi-Utilities — 0.2%
Engie SA	25,957	801,411

Oil, Gas & Consumable Fuels — 1.3%
TotalEnergies SE	64,886	5,689,842

Personal Care Products — 0.3%
L’Oreal SA	2,641	1,178,429

Pharmaceuticals — 0.3%
Ipsen SA	3,161	577,382
Sanofi SA	10,345	908,478
		1,485,860
Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	2,760	1,522,871
Total France		25,547,326

See accompanying notes to financial statements.

58

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Germany — 2.5%
Air Freight & Logistics — 0.4%
Deutsche Post AG	31,061	$1,854,950

Construction Materials — 0.2%
Heidelberg Materials AG	4,091	910,447

Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	63,099	2,124,055

Independent Power and Renewable Electricity Producers — 0.2%
RWE AG	9,279	590,504

Insurance — 1.0%
Allianz SE	7,345	3,269,242
Hannover Rueck SE	2,012	545,395
Talanx AG	4,547	546,272
		4,360,909
Pharmaceuticals — 0.2%
Bayer AG	15,712	669,465
Total Germany		10,510,330

Hong Kong — 2.3%
Automobiles — 0.2%
Geely Automobile Holdings Ltd.	399,000	958,182

Food Products — 0.2%
WH Group Ltd. (b)	589,500	680,751

Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd.	109,500	984,353

Insurance — 0.8%
AIA Group Ltd.	224,000	2,350,929
Prudential PLC	82,873	1,195,842
		3,546,771
Machinery — 0.3%
Techtronic Industries Co. Ltd.	71,000	1,053,644

Real Estate Management & Development — 0.6%
China Resources Land Ltd.	163,500	736,875
CK Asset Holdings Ltd.	125,000	755,082
Sun Hung Kai Properties Ltd.	73,500	1,235,176
		2,727,133
Total Hong Kong		9,950,834

See accompanying notes to financial statements.

59

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Ireland — 0.9%
Broadline Retail — 0.4%
PDD Holdings, Inc. - ADR (a)	20,161	$1,702,395

Passenger Airlines — 0.2%
Ryanair Holdings PLC	34,819	1,020,600

Trading Companies & Distributors — 0.3%
AerCap Holdings NV	7,874	1,097,557
Total Ireland		3,820,552

Israel — 1.5%
Aerospace & Defense — 0.2%
Elbit Systems Ltd.	926	831,906

Banks — 0.5%
Bank Hapoalim BM	48,780	1,254,318
Mizrahi Tefahot Bank Ltd.	9,589	736,988
		1,991,306
Insurance — 0.2%
Phoenix Financial Ltd.	13,494	896,888

Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries Ltd. - ADR (a)	31,128	1,099,441

Semiconductors & Semiconductor Equipment — 0.4%
Nova Ltd. (a)	1,497	782,082
Tower Semiconductor Ltd. (a)	2,886	824,703
		1,606,785
Total Israel		6,426,326

Italy — 2.8%
Aerospace & Defense — 0.2%
Leonardo SpA	11,205	711,242

Banks — 0.9%
BPER Banca SPA	75,635	1,024,946
UniCredit SpA	30,822	2,668,983
		3,693,929
Electric Utilities — 0.4%
Enel SpA	87,247	979,486
Terna - Rete Elettrica Nazionale	56,935	654,260
		1,633,746

See accompanying notes to financial statements.

60

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electrical Equipment — 0.4%
Prysmian SpA	10,633	$1,835,543

Gas Utilities — 0.1%
Italgas SpA	49,488	580,979

Insurance — 0.5%
Generali	37,232	1,681,072
Unipol Assicurazioni SpA	26,599	658,972
		2,340,044
Oil, Gas & Consumable Fuels — 0.3%
Eni SpA	45,158	1,186,705
Total Italy		11,982,188

Japan — 15.5%
Automobile Components — 0.6%
Bridgestone Corp.	33,800	730,690
Sumitomo Electric Industries Ltd.	24,600	1,943,874
		2,674,564
Automobiles — 0.2%
Suzuki Motor Corp.	52,500	650,543

Banks — 0.4%
Japan Post Bank Co. Ltd.	46,500	896,044
Sumitomo Mitsui Trust Group, Inc.	27,100	931,438
		1,827,482
Beverages — 0.2%
Kirin Holdings Co. Ltd.	38,400	655,451

Broadline Retail — 0.2%
Ryohin Keikaku Co. Ltd.	30,000	731,422

Building Products — 0.3%
Daikin Industries Ltd.	9,800	1,432,788

Chemicals — 0.8%
Asahi Kasei Corp.	58,300	654,143
Shin-Etsu Chemical Co. Ltd.	56,100	2,732,702
		3,386,845
Electrical Equipment — 1.2%
Fuji Electric Co. Ltd.	8,400	814,341
Fujikura Ltd.	61,800	1,851,303
Mitsubishi Electric Corp.	60,100	2,474,717
		5,140,361

See accompanying notes to financial statements.

61

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Keyence Corp.	5,800	$2,917,389
Murata Manufacturing Co. Ltd.	49,300	2,979,390
		5,896,779
Financial Services — 0.4%
ORIX Corp.	42,000	1,644,768

Food Products — 0.2%
Ajinomoto Co., Inc.	29,100	941,344

Gas Utilities — 0.2%
Tokyo Gas Co. Ltd.	15,000	600,885

Ground Transportation — 0.2%
Central Japan Railway Co.	33,500	731,777

Health Care Equipment & Supplies — 0.3%
Hoya Corp.	6,800	1,156,211

Insurance — 1.2%
Daiichi Life Group, Inc.	93,900	964,558
MS&AD Insurance Group Holdings, Inc.	31,300	842,515
Sompo Holdings, Inc.	36,800	1,376,664
Tokio Marine Holdings, Inc.	41,200	1,839,533
		5,023,270
Machinery — 1.3%
Ebara Corp.	18,600	663,698
FANUC Corp.	31,500	1,560,908
Komatsu Ltd.	30,200	1,247,138
Kubota Corp.	44,500	794,079
SMC Corp.	2,600	1,128,220
		5,394,043
Marine Transportation — 0.1%
Nippon Yusen KK	16,700	557,104

Oil, Gas & Consumable Fuels — 0.2%
Inpex Corp.	43,400	982,097

Pharmaceuticals — 0.8%
Astellas Pharma, Inc.	74,400	1,066,494
Otsuka Holdings Co. Ltd.	20,300	1,493,200
Shionogi & Co. Ltd.	37,100	698,836
		3,258,530

See accompanying notes to financial statements.

62

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd.	61,600	$591,962

Semiconductors & Semiconductor Equipment — 2.2%
Advantest Corp.	22,700	3,730,003
Lasertec Corp.	4,100	1,033,077
SCREEN Holdings Co. Ltd.	10,200	712,172
Tokyo Electron Ltd.	11,900	3,916,730
		9,391,982
Specialty Retail — 0.6%
Fast Retailing Co. Ltd.	5,200	2,688,073

Technology Hardware, Storage & Peripherals — 0.2%
FUJIFILM Holdings Corp.	40,200	838,504

Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp.	32,800	997,397

Trading Companies & Distributors — 0.6%
Sumitomo Corp.	29,900	1,332,748
Toyota Tsusho Corp.	28,800	1,253,157
		2,585,905
Wireless Telecommunication Services — 1.4%
KDDI Corp.	44,000	756,563
SoftBank Corp.	465,800	629,685
SoftBank Group Corp.	93,100	4,378,941
		5,765,189
Total Japan		65,545,276

Luxembourg — 0.4%
Energy Equipment & Services — 0.2%
Tenaris SA	23,854	725,909

Metals & Mining — 0.2%
ArcelorMittal SA	13,297	920,029
Total Luxembourg		1,645,938

Mexico — 1.3%
Banks — 0.2%
Grupo Financiero Banorte SAB de CV	71,732	747,358

Beverages — 0.2%
Fomento Economico Mexicano SAB de CV	77,504	923,682

See accompanying notes to financial statements.

63

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 0.6%
Grupo Mexico SAB de CV - Class B	145,581	$1,799,420
Industrias Penoles SAB de CV	14,226	828,763
		2,628,183
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV	919,897	1,171,560
Total Mexico		5,470,783

Netherlands — 5.0%
Banks — 0.4%
ING Groep NV	52,535	1,636,089

Biotechnology — 0.2%
Argenx SE (a)	1,298	1,083,408

Broadline Retail — 0.2%
Prosus NV	16,906	769,440

Consumer Staples Distribution & Retail — 0.3%
Koninklijke Ahold Delhaize NV	30,657	1,293,377

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV	135,603	706,374

Semiconductors & Semiconductor Equipment — 3.7%
ASML Holding NV	9,262	14,960,246
BE Semiconductor Industries NV	2,597	861,487
		15,821,733
Total Netherlands		21,310,421

Norway — 0.4%
Chemicals — 0.1%
Yara International ASA	11,971	650,954

Oil, Gas & Consumable Fuels — 0.3%
Equinor ASA	31,058	1,125,571
Total Norway		1,776,525

Peru — 0.2%
Banks — 0.2%
Credicorp Ltd.	2,151	736,997

Poland — 0.4%
Metals & Mining — 0.2%
KGHM Polska Miedz SA (a)	7,428	715,918

See accompanying notes to financial statements.

64

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
ORLEN SA	26,559	$1,038,121
Total Poland		1,754,039

Singapore — 0.5%
Banks — 0.1%
Oversea-Chinese Banking Corp. Ltd.	38,898	713,193

Capital Markets — 0.2%
Singapore Exchange Ltd.	42,400	726,905

Hotels, Restaurants & Leisure — 0.2%
Trip.com Group Ltd. (a)	16,100	757,657
Total Singapore		2,197,755

South Africa — 1.4%
Banks — 0.2%
Standard Bank Group Ltd.	32,924	638,378

Broadline Retail — 0.2%
Naspers Ltd.	15,623	821,019

Insurance — 0.1%
Discovery Ltd.	35,487	609,155

Metals & Mining — 0.6%
Gold Fields Ltd.	40,813	1,614,574
Impala Platinum Holdings Ltd.	59,501	850,738
		2,465,312
Wireless Telecommunication Services — 0.3%
MTN Group Ltd.	94,622	1,265,128
Total South Africa		5,798,992

South Korea — 7.7%
Aerospace & Defense — 0.2%
Hanwha Aerospace Co. Ltd.	853	663,948

Air Freight & Logistics — 0.1%
Hyundai Glovis Co. Ltd.	3,949	635,456

Automobile Components — 0.3%
Hyundai Mobis Co. Ltd.	2,882	1,468,730

Automobiles — 0.3%
Kia Corp.	10,513	1,180,358

See accompanying notes to financial statements.

65

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Banks — 0.2%
Shinhan Financial Group Co. Ltd.	10,486	$651,287

Electrical Equipment — 0.2%
HD Hyundai Electric Co. Ltd.	1,065	744,157

Household Durables — 0.2%
LG Electronics, Inc.	4,895	951,715

Industrial Conglomerates — 0.5%
Samsung C&T Corp.	4,013	1,151,707
SK Square Co. Ltd.	1,077	881,182
		2,032,889
Insurance — 0.2%
Samsung Life Insurance Co. Ltd.	3,733	962,356

Machinery — 0.4%
HD Hyundai Heavy Industries Co. Ltd.	1,478	682,606
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,009	844,597
		1,527,203
Metals & Mining — 0.2%
POSCO Holdings, Inc.	2,344	658,715

Oil, Gas & Consumable Fuels — 0.1%
HD Hyundai Co. Ltd.	3,396	625,342

Semiconductors & Semiconductor Equipment — 2.2%
SK hynix, Inc.	6,072	9,400,117

Technology Hardware, Storage & Peripherals — 2.6%
Samsung Electronics Co. Ltd.	52,051	10,949,016
Total South Korea		32,451,289

Spain — 1.8%
Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA	94,302	2,211,973
CaixaBank SA	63,330	856,869
		3,068,842
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	7,437	1,078,241

Electric Utilities — 0.2%
Endesa SA	15,324	640,958

See accompanying notes to financial statements.

66

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Oil, Gas & Consumable Fuels — 0.3%
Repsol SA	44,572	$1,145,831

Specialty Retail — 0.2%
Industria de Diseno Textil SA	16,035	996,881

Transportation Infrastructure — 0.1%
Aena SME SA (b)	21,359	620,336
Total Spain		7,551,089

Sweden — 2.4%
Building Products — 0.2%
Assa Abloy AB - Class B	20,519	739,369

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson - Class B	105,219	1,368,641

Financial Services — 0.9%
Industrivarden AB	12,102	663,486
Investor AB (a)	74,150	3,057,761
		3,721,247
Hotels, Restaurants & Leisure — 0.2%
Evolution AB (a)(b)	8,649	652,720

Machinery — 0.5%
Alfa Laval AB	11,307	636,065
Atlas Copco AB - Class B	34,661	589,377
Sandvik AB	21,150	862,438
		2,087,880
Metals & Mining — 0.2%
Boliden AB	16,672	1,039,709

Wireless Telecommunication Services — 0.1%
Tele2 AB - Class B	34,772	652,651
Total Sweden		10,262,217

Switzerland — 6.0%
Beverages — 0.2%
Coca-Cola HBC AG	11,641	668,461

Capital Markets — 0.9%
UBS Group AG	84,604	4,014,775

See accompanying notes to financial statements.

67

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Diversified Telecommunication Services — 0.3%
Swisscom AG	1,229	$1,052,574

Electrical Equipment — 0.8%
ABB Ltd.	32,332	3,463,714

Insurance — 0.1%
Swiss Re AG	3,617	545,412

Machinery — 0.2%
VAT Group AG (b)	1,147	897,556

Metals & Mining — 0.2%
Glencore PLC	132,165	1,010,602

Pharmaceuticals — 2.5%
Novartis AG	30,269	4,568,949
Roche Holding AG	14,605	6,161,587
		10,730,536
Semiconductors & Semiconductor Equipment — 0.2%
STMicroelectronics NV	11,339	779,660

Technology Hardware, Storage & Peripherals — 0.2%
Logitech International SA	6,605	803,042

Textiles, Apparel & Luxury Goods — 0.4%
Cie Financiere Richemont SA	7,647	1,654,703
Total Switzerland
		25,621,035
Taiwan — 8.7%
Banks — 0.2%
CTBC Financial Holding Co. Ltd.	402,250	776,879

Communications Equipment — 0.4%
Accton Technology Corp.	20,223	1,568,751

Electrical Equipment — 0.2%
Bizlink Holding, Inc.	12,778	850,493

Electronic Equipment, Instruments & Components — 1.2%
Chroma ATE, Inc.	16,579	1,333,708
Delta Electronics, Inc.	23,057	1,799,632
Largan Precision Co. Ltd.	5,863	657,881
Yageo Corp.	61,975	1,460,074
		5,251,295

See accompanying notes to financial statements.

68

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Insurance — 0.2%
Cathay Financial Holding Co. Ltd.	370,602	$1,013,889

Semiconductors & Semiconductor Equipment — 6.0%
ASPEED Technology, Inc.	1,602	969,112
Hon Precision, Inc.	3,888	1,025,199
MediaTek, Inc.	18,265	2,513,038
Taiwan Semiconductor Manufacturing Co. Ltd.	251,239	18,887,738
United Microelectronics Corp.	442,901	2,043,038
		25,438,125
Technology Hardware, Storage & Peripherals — 0.5%
Asia Vital Components Co. Ltd.	15,031	1,278,754
King Slide Works Co. Ltd.	4,626	747,975
		2,026,729
Total Taiwan		36,926,161

Thailand — 0.3%
Electronic Equipment, Instruments & Components — 0.3%
Delta Electronics Thailand PCL	101,642	1,102,462

United Kingdom — 8.2%
Aerospace & Defense — 0.6%
Rolls-Royce Holdings PLC	138,862	2,500,997

Beverages — 0.2%
Coca-Cola Europacific Partners PLC	7,494	679,631

Broadline Retail — 0.2%
Next PLC	4,803	854,768

Capital Markets — 0.2%
3i Group PLC	32,052	981,985

Consumer Staples Distribution & Retail — 0.2%
Tesco PLC	144,575	837,591

Diversified Consumer Services — 0.1%
Pearson PLC	37,365	559,549

Electronic Equipment, Instruments & Components — 0.2%
Halma PLC	16,220	1,022,706

Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC	44,807	1,441,441

See accompanying notes to financial statements.

69

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 1.3%
Endeavour Mining PLC	13,469	$833,288
Rio Tinto PLC	42,394	4,549,065
		5,382,353
Oil, Gas & Consumable Fuels — 2.1%
BP PLC	304,831	2,142,060
Shell PLC	157,656	6,619,956
		8,762,016
Pharmaceuticals — 1.5%
AstraZeneca PLC	21,682	4,030,044
GSK PLC	93,741	2,375,212
		6,405,256
Professional Services — 0.1%
Intertek Group PLC	7,652	548,220

Tobacco — 0.9%
British American Tobacco PLC	60,340	3,730,620

Wireless Telecommunication Services — 0.3%
Vodafone Group PLC	702,786	1,054,330
Total United Kingdom		34,761,463

United States — 1.2%
Biotechnology — 0.2%
BeOne Medicines Ltd. (a)	46,400	1,046,781

Hotels, Restaurants & Leisure — 0.2%
Restaurant Brands International, Inc.	10,735	803,188

Metals & Mining — 0.5%
Anglogold Ashanti PLC	22,477	2,162,810

Trading Companies & Distributors — 0.3%
Sunbelt Rentals Holdings, Inc.	15,617	1,228,649
Total United States		5,241,428
TOTAL COMMON STOCKS (Cost $359,414,067)		413,382,515

EXCHANGE TRADED FUNDS — 1.0%
iShares MSCI India ETF (a)	83,447	4,052,186
TOTAL EXCHANGE TRADED FUNDS (Cost $4,249,249)		4,052,186

See accompanying notes to financial statements.

70

Horizon International Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
PREFERRED STOCKS — 0.7%
Brazil — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Petroleo Brasileiro SA - Petrobras, 0.00%	211,385	$1,767,076

South Korea — 0.3%
Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd., 0.00%	8,905	1,196,591
TOTAL PREFERRED STOCKS (Cost $2,331,776)		2,963,667

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Australia — 0.3%
Industrial REITs — 0.3%
Goodman Group	47,749	1,086,905

France — 0.3%
Retail REITs — 0.3%
Klepierre SA	14,355	586,363
Unibail-Rodamco-Westfield	6,924	802,284
Total France		1,388,647
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,322,157)		2,475,552

TOTAL INVESTMENTS — 99.7% (Cost $368,317,249)		422,873,920
Other Assets in Excess of Liabilities — 0.3%		1,482,944
TOTAL NET ASSETS — 100.0%		$424,356,864

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $5,430,194 or 1.3% of the Fund’s net assets.

See accompanying notes to financial statements.

71

Horizon Landmark ETF Schedule of Investments (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 100.0% (a)
Call Options — 25.2% (b)(c)
SPDR S&P 500 ETF Trust, Expiration: 07/17/2026; Exercise Price: $3.00	$54,617,856	722	$54,288,538
State Street SPDR S&P 500 ETF Trust, Expiration: 12/18/2026; Exercise Price: $3.00	5,371,008	71	5,311,226
Total Call Options			59,599,764

Put Options — 74.8% (b)(c)
SPDR S&P 500 ETF Trust, Expiration: 07/17/2026; Exercise Price: $3,003.00	54,617,856	722	161,145,548
State Street SPDR S&P 500 ETF Trust, Expiration: 12/18/2026; Exercise Price: $3,003.00	5,371,008	71	15,498,945
Total Put Options			176,644,493
TOTAL PURCHASED OPTIONS (Cost $233,277,748)			236,244,257

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.55% (d)	926,622	926,622
TOTAL MONEY MARKET FUNDS (Cost $926,622)		926,622

TOTAL INVESTMENTS — 100.4% (Cost $234,204,370)		237,170,879
Liabilities in Excess of Other Assets — (0.4)%		(883,604)
TOTAL NET ASSETS — 100.0%		$236,287,275

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	100 shares per contract.

(c)	Exchange-traded.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

72

Horizon Managed Risk ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 91.3%
Aerospace & Defense — 2.6%
General Dynamics Corp.	4,695	$1,628,320
General Electric Co.	7,296	2,362,153
Howmet Aerospace, Inc.	6,128	1,582,556
L3Harris Technologies, Inc.	2,930	923,477
Lockheed Martin Corp.	3,287	1,743,589
Northrop Grumman Corp.	1,850	1,042,808
RTX Corp.	15,815	2,841,323
		12,124,226
Air Freight & Logistics — 0.4%
FedEx Corp.	4,439	1,827,758

Automobiles — 1.0%
General Motors Co.	33,511	2,789,456
Tesla, Inc. (a)	4,798	2,090,920
		4,880,376
Banks — 2.3%
Bank of America Corp.	45,892	2,368,027
Citigroup, Inc.	14,715	1,852,619
JPMorgan Chase & Co.	10,311	3,086,185
PNC Financial Services Group, Inc.	4,930	1,090,122
US Bancorp	23,778	1,304,223
Wells Fargo & Co.	15,272	1,184,191
		10,885,367
Beverages — 1.6%
Coca-Cola Co.	45,611	3,603,725
Monster Beverage Corp. (a)	17,029	1,499,914
PepsiCo, Inc.	17,047	2,458,007
		7,561,646
Biotechnology — 1.5%
AbbVie, Inc.	6,584	1,433,469
Amgen, Inc.	3,313	1,115,785
Gilead Sciences, Inc.	15,315	2,058,795
Regeneron Pharmaceuticals, Inc.	1,461	898,194
Vertex Pharmaceuticals, Inc. (a)	3,048	1,364,102
		6,870,345
Broadline Retail — 2.1%
Amazon.com, Inc. (a)	35,654	9,649,399

Building Products — 0.5%
Johnson Controls International PLC	8,550	1,146,213
Trane Technologies PLC	3,007	1,357,059
		2,503,272

See accompanying notes to financial statements.

73

Horizon Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Capital Markets — 2.6%
Bank of New York Mellon Corp.	11,643	$1,623,384
Blackrock, Inc.	1,101	1,152,615
Charles Schwab Corp.	23,246	2,030,538
CME Group, Inc.	3,537	967,511
Goldman Sachs Group, Inc.	1,424	1,460,397
Intercontinental Exchange, Inc.	7,332	1,084,036
Moody’s Corp.	2,028	919,191
Morgan Stanley	8,590	1,786,720
S&P Global, Inc.	3,138	1,330,512
		12,354,904
Chemicals — 1.1%
Corteva, Inc.	12,662	991,181
Ecolab, Inc.	4,052	1,037,312
Linde PLC	4,760	2,369,004
Sherwin-Williams Co.	3,066	931,574
		5,329,071
Commercial Services & Supplies — 0.7%
Cintas Corp.	5,918	1,013,517
Republic Services, Inc.	5,860	1,174,578
Waste Management, Inc.	5,910	1,249,729
		3,437,824
Communications Equipment — 1.5%
Arista Networks, Inc. (a)	13,141	2,095,595
Ciena Corp. (a)	1,321	766,484
Cisco Systems, Inc.	29,955	3,607,181
Motorola Solutions, Inc.	1,538	620,245
		7,089,505
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	567	1,036,595

Consumer Finance — 0.4%
American Express Co.	6,146	1,945,025

Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	4,823	4,612,331
Target Corp.	7,760	986,063
Walmart, Inc.	44,253	5,122,285
		10,720,679
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	42,911	1,064,193
Comcast Corp. - Class A	14,985	372,677
Verizon Communications, Inc.	28,955	1,384,338
		2,821,208

See accompanying notes to financial statements.

74

Horizon Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Electric Utilities — 1.4%
American Electric Power Co., Inc.	13,114	$1,661,151
Duke Energy Corp.	12,669	1,554,866
NextEra Energy, Inc.	19,722	1,716,011
Southern Co.	16,218	1,492,867
		6,424,895
Electrical Equipment — 1.0%
AMETEK, Inc.	5,004	1,130,154
Eaton Corp. PLC	2,828	1,132,897
GE Vernova, Inc.	2,673	2,588,319
		4,851,370
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. - Class A	10,732	1,596,492
Corning, Inc.	4,939	894,749
Keysight Technologies, Inc. (a)	1,996	675,307
TE Connectivity PLC	3,337	712,149
		3,878,697
Entertainment — 0.4%
Netflix, Inc. (a)	15,496	1,332,966
Walt Disney Co.	4,344	442,349
		1,775,315
Financial Services — 3.9%
Berkshire Hathaway, Inc. - Class B (a)	24,367	11,561,654
Mastercard, Inc. - Class A	9,128	4,509,049
Visa, Inc. - Class A	7,429	2,424,529
		18,495,232
Ground Transportation — 0.3%
Uber Technologies, Inc. (a)	18,774	1,321,690

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	12,474	1,067,775
Boston Scientific Corp. (a)	10,451	504,888
Intuitive Surgical, Inc. (a)	2,605	1,106,187
Medtronic PLC	9,356	690,566
Stryker Corp.	3,597	1,097,409
		4,466,825
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	3,352	659,674
Cencora, Inc.	2,088	562,424
Cigna Group	2,894	802,795
CVS Health Corp.	13,683	1,244,879
HCA Healthcare, Inc.	3,079	1,165,525
McKesson Corp.	1,468	1,089,902

See accompanying notes to financial statements.

75

Horizon Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
UnitedHealth Group, Inc.	4,821	$1,833,474
		7,358,673
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. - Class A (a)	18,013	2,401,313
Booking Holdings, Inc.	14,750	2,469,593
McDonald’s Corp.	11,940	3,333,648
		8,204,554
Household Durables — 0.5%
Garmin Ltd.	9,615	2,249,141

Household Products — 0.7%
Procter & Gamble Co.	24,365	3,497,839

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	6,647	1,581,055

Insurance — 1.9%
Allstate Corp.	4,972	1,024,680
Aon PLC - Class A	3,567	1,127,386
Chubb Ltd.	6,005	1,871,939
Hartford Insurance Group, Inc.	6,539	831,303
Marsh & McLennan Cos., Inc.	7,796	1,247,126
Progressive Corp.	8,126	1,547,190
Travelers Cos., Inc.	4,115	1,201,127
		8,850,751
Interactive Media & Services — 7.9%
Alphabet, Inc. - Class A	74,934	28,500,398
Meta Platforms, Inc. - Class A	13,598	8,600,871
		37,101,269
IT Services — 0.4%
Accenture PLC - Class A	5,152	963,785
International Business Machines Corp.	3,456	1,029,197
		1,992,982
Life Sciences Tools & Services — 0.4%
Danaher Corp.	4,923	899,285
Thermo Fisher Scientific, Inc.	1,508	742,705
		1,641,990
Machinery — 1.0%
Caterpillar, Inc.	2,680	2,347,332
Cummins, Inc.	2,037	1,317,185
Parker-Hannifin Corp.	1,456	1,229,781
		4,894,298

See accompanying notes to financial statements.

76

Horizon Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	20,127	$1,322,545
Newmont Corp.	17,773	1,951,653
		3,274,198
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	13,315	1,406,464

Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	21,576	3,936,757
ConocoPhillips	13,593	1,549,330
EOG Resources, Inc.	4,379	584,071
EQT Corp.	6,592	362,098
Exxon Mobil Corp.	43,822	6,365,584
Kinder Morgan, Inc.	24,146	750,458
Marathon Petroleum Corp.	1,983	493,311
Phillips 66	3,291	578,821
Targa Resources Corp.	1,764	449,943
Valero Energy Corp.	1,835	449,245
Williams Cos., Inc.	11,977	855,038
		16,374,656
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	23,399	1,337,955
Eli Lilly & Co.	8,187	9,046,635
Johnson & Johnson	27,198	6,128,525
Merck & Co., Inc.	29,353	3,484,788
Pfizer, Inc.	41,593	1,088,905
		21,086,808
Semiconductors & Semiconductor Equipment — 17.8%
Advanced Micro Devices, Inc. (a)	14,817	7,647,054
Analog Devices, Inc.	4,922	2,036,970
Applied Materials, Inc.	7,879	3,546,023
Broadcom, Inc.	36,332	16,232,048
Intel Corp. (a)	24,833	2,847,848
KLA Corp.	1,125	2,161,924
Lam Research Corp.	11,674	3,714,433
Micron Technology, Inc.	11,674	11,335,454
NVIDIA Corp.	146,631	30,959,669
QUALCOMM, Inc.	5,515	1,384,375
Teradyne, Inc.	1,592	595,901
Texas Instruments, Inc.	5,113	1,562,942
		84,024,641
Software — 6.7%
Adobe, Inc. (a)	4,257	1,103,457
Intuit, Inc.	1,435	475,745

See accompanying notes to financial statements.

77

Horizon Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Microsoft Corp.	50,795	$22,869,941
Oracle Corp.	8,765	1,978,962
Palantir Technologies, Inc. - Class A (a)	18,107	2,834,470
Salesforce, Inc.	5,904	1,128,254
ServiceNow, Inc. (a)	4,734	588,768
Synopsys, Inc. (a)	1,239	589,293
		31,568,890
Specialty Retail — 2.6%
Home Depot, Inc.	10,674	3,385,152
O’Reilly Automotive, Inc. (a)	26,096	2,267,221
Ross Stores, Inc.	12,548	2,907,748
TJX Cos., Inc.	23,791	3,681,657
		12,241,778
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	97,012	30,273,565
Sandisk Corp. (a)	1,275	2,161,099
Seagate Technology Holdings PLC	1,544	1,358,411
Western Digital Corp.	1,737	922,712
		34,715,787
Tobacco — 0.9%
Altria Group, Inc.	19,557	1,360,776
Philip Morris International, Inc.	17,243	3,058,563
		4,419,339
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	8,551	1,603,569
TOTAL COMMON STOCKS (Cost $370,337,098)		430,339,906

EXCHANGE TRADED FUNDS — 6.7%
Roundhill Magnificent Seven ETF	449,660	31,795,458
TOTAL EXCHANGE TRADED FUNDS (Cost $30,340,554)		31,795,458

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Health Care REITs — 0.3%
Welltower, Inc.	6,664	1,368,319

Industrial REITs — 0.3%
Prologis, Inc.	10,466	1,501,557

Retail REITs — 0.4%
Realty Income Corp.	14,008	858,410
Simon Property Group, Inc.	4,707	964,512
		1,822,922

See accompanying notes to financial statements.

78

Horizon Managed Risk ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Specialized REITs — 0.6%
American Tower Corp.	6,645	$1,242,349
Equinix, Inc.	1,467	1,566,815
		2,809,164
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,790,337)		7,501,962

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.55% (b)	1,462,362	1,462,362
TOTAL MONEY MARKET FUNDS (Cost $1,462,362)		1,462,362

TOTAL INVESTMENTS — 99.9% (Cost $408,930,351)		471,099,688
Other Assets in Excess of Liabilities — 0.1%		520,582
TOTAL NET ASSETS — 100.0%		$471,620,270

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

79

Horizon Nasdaq-100 Defined Risk ETF Schedule of Investments (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 99.7% (a)
Call Options — 99.1%
Invesco QQQ Trust Series 1, Expiration: 07/09/2026; Exercise Price: $3.00 (b)(c)	$104,470,865	1,415	$103,924,675

Put Options — 0.6%
Invesco QQQ Trust Series 1 (b)(c)
Expiration: 06/04/2026; Exercise Price: $567.40	31,156,682	422	1,156
Expiration: 07/02/2026; Exercise Price: $579.68	31,082,851	421	22,586
Expiration: 07/30/2026; Exercise Price: $660.19	30,049,217	407	231,099
Expiration: 08/27/2026; Exercise Price: $701.39	16,095,158	218	365,368
Total Put Options			620,209
TOTAL PURCHASED OPTIONS (Cost $90,829,225)			104,544,884

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.55% (d)	114,833	114,833
TOTAL MONEY MARKET FUNDS (Cost $114,833)		114,833

TOTAL INVESTMENTS — 99.8% (Cost $90,944,058)		104,659,717
Other Assets in Excess of Liabilities — 0.2%		257,333
TOTAL NET ASSETS — 100.0%		$104,917,050

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

See accompanying notes to financial statements.

80

Horizon Nasdaq-100 Defined Risk ETF
SCHEDULE OF WRITTEN OPTIONS (Unaudited)
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.3)%
Call Options — (0.1)%
Invesco QQQ Trust Series 1 (a)(b)
Expiration: 06/04/2026; Exercise Price: $751.08	$(8,047,579)	(109)	$(18,530)
Expiration: 06/04/2026; Exercise Price: $751.34	(44,298,600)	(600)	(92,250)
Total Call Options			(110,780)

Put Options — (0.2)%
Invesco QQQ Trust Series 1 (a)(b)
Expiration: 06/04/2026; Exercise Price: $507.67	(31,156,682)	(422)	(528)
Expiration: 07/02/2026; Exercise Price: $518.66	(31,082,851)	(421)	(9,729)
Expiration: 07/30/2026; Exercise Price: $590.70	(30,049,217)	(407)	(78,087)
Expiration: 08/27/2026; Exercise Price: $627.56	(16,095,158)	(218)	(123,824)
Total Put Options			(212,168)
TOTAL WRITTEN OPTIONS (Premiums received $932,700)			$(322,948)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

81

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) May 31, 2026

	Shares	Value
COMMON STOCKS — 91.7%
Aerospace & Defense — 3.8%
ATI, Inc. (a)	2,976	$521,276
BWX Technologies, Inc.	1,697	332,409
Curtiss-Wright Corp.	1,178	880,685
Moog, Inc. - Class A	995	358,170
Woodward, Inc.	1,777	622,003
		2,714,543
Automobile Components — 1.6%
Autoliv, Inc.	1,252	159,154
BorgWarner, Inc.	8,228	590,935
Gentex Corp.	8,561	206,834
Lear Corp.	1,054	150,848
		1,107,771
Banks — 4.6%
Ameris Bancorp	1,866	157,322
Associated Banc-Corp.	6,022	167,472
Atlantic Union Bankshares Corp.	2,812	105,787
BankUnited, Inc.	2,301	106,743
Commerce Bancshares, Inc.	3,190	166,582
East West Bancorp, Inc.	3,401	416,759
First BanCorp	5,417	129,900
FNB Corp.	7,568	132,289
International Bancshares Corp.	1,597	115,240
Pinnacle Financial Partners, Inc.	3,956	386,659
Provident Financial Services, Inc.	4,736	105,092
Texas Capital Bancshares, Inc.	1,412	140,480
UMB Financial Corp.	2,437	319,881
United Bankshares, Inc.	3,401	147,637
Wintrust Financial Corp.	1,780	267,409
WSFS Financial Corp.	1,491	106,532
Zions Bancorp NA	3,829	239,121
		3,210,905
Beverages — 0.7%
Boston Beer Co., Inc. - Class A (a)	331	58,680
Coca-Cola Consolidated, Inc.	2,378	412,012
		470,692
Biotechnology — 4.1%
Arrowhead Pharmaceuticals, Inc. (a)	1,595	124,267
BioMarin Pharmaceutical, Inc. (a)	6,490	371,812
Catalyst Pharmaceuticals, Inc. (a)	4,567	142,627
Exelixis, Inc. (a)	7,057	356,237
Halozyme Therapeutics, Inc. (a)	1,472	97,947
Krystal Biotech, Inc. (a)	342	105,688

See accompanying notes to financial statements.

82

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Neurocrine Biosciences, Inc. (a)	2,858	$452,421
PTC Therapeutics, Inc. (a)	2,576	190,238
Roivant Sciences Ltd. (a)	6,574	197,154
United Therapeutics Corp. (a)(b)	1,474	820,753
		2,859,144
Broadline Retail — 0.4%
Etsy, Inc. (a)	2,541	172,585
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,672	136,485
		309,070
Building Products — 1.4%
Advanced Drainage Systems, Inc.	1,287	179,099
Armstrong World Industries, Inc.	1,270	200,533
AZZ, Inc.	1,042	141,202
Simpson Manufacturing Co., Inc.	803	152,361
UFP Industries, Inc.	1,460	118,260
Zurn Elkay Water Solutions Corp.	3,484	163,748
		955,203
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	974	294,976
BGC Group, Inc. - Class A	18,008	188,184
Evercore, Inc. - Class A	896	305,411
Federated Hermes, Inc.	2,904	162,798
Houlihan Lokey, Inc.	1,546	219,006
MarketAxess Holdings, Inc.	1,092	142,004
Morningstar, Inc.	705	128,324
Piper Sandler Cos.	2,123	166,464
SEI Investments Co.	3,609	317,159
Stifel Financial Corp.	3,668	257,310
StoneX Group, Inc. (a)	2,699	305,932
Victory Capital Holdings, Inc. - Class A	1,463	123,697
Virtu Financial, Inc. - Class A	2,783	139,567
		2,750,832
Chemicals — 0.8%
Balchem Corp.	1,228	192,464
Celanese Corp.	2,123	112,795
RPM International, Inc.	2,673	283,258
		588,517
Commercial Services & Supplies — 1.3%
Brady Corp. - Class A	1,596	137,384
Brink’s Co.	1,053	109,533
Clean Harbors, Inc. (a)	1,671	469,601
MSA Safety, Inc.	656	108,765
Tetra Tech, Inc.	4,400	120,956
		946,239

See accompanying notes to financial statements.

83

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Communications Equipment — 0.3%
NetScout Systems, Inc. (a)	5,299	$220,544

Construction & Engineering — 2.4%
API Group Corp. (a)	7,673	314,593
Arcosa, Inc.	928	117,624
Dycom Industries, Inc. (a)	742	378,420
Everus Construction Group, Inc. (a)	1,121	166,771
Granite Construction, Inc.	785	107,420
MYR Group, Inc. (a)	518	240,901
Primoris Services Corp.	876	110,183
Valmont Industries, Inc.	444	230,796
		1,666,708
Consumer Finance — 1.1%
Ally Financial, Inc.	2,863	122,565
Bread Financial Holdings, Inc.	1,306	116,325
Enova International, Inc. (a)	992	160,218
FirstCash Holdings, Inc.	1,623	356,914
		756,022
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc. - Class A	4,970	77,582
BJ’s Wholesale Club Holdings, Inc. (a)	1,977	168,599
Casey’s General Stores, Inc. (b)	1,218	934,377
PriceSmart, Inc.	769	130,722
Sprouts Farmers Market, Inc. (a)	1,844	152,351
US Foods Holding Corp. (a)	6,306	516,146
		1,979,777
Containers & Packaging — 1.1%
AptarGroup, Inc.	1,967	227,877
Crown Holdings, Inc.	4,129	392,585
Sonoco Products Co.	3,600	175,248
		795,710
Diversified Consumer Services — 1.6%
ADT, Inc.	21,485	144,164
Covista, Inc. (a)	1,529	180,116
Frontdoor, Inc. (a)	3,425	212,590
Graham Holdings Co. - Class B	144	158,010
Grand Canyon Education, Inc. (a)	1,127	168,881
Perdoceo Education Corp.	3,786	122,591
Service Corp. International	1,905	143,237
		1,129,589
Electric Utilities — 0.5%
OGE Energy Corp.	4,640	219,147

See accompanying notes to financial statements.

84

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Portland General Electric Co.	1,976	$99,037
		318,184
Electrical Equipment — 3.1%
Acuity, Inc.	743	226,697
EnerSys	1,357	309,355
Nextpower, Inc. - Class A (a)	1,970	308,108
nVent Electric PLC	4,511	753,292
Regal Rexnord Corp.	1,486	299,815
Vicor Corp. (a)	775	259,501
		2,156,768
Electronic Equipment, Instruments & Components — 5.8%
Advanced Energy Industries, Inc.	668	201,856
Arrow Electronics, Inc. (a)	1,956	419,816
Avnet, Inc.	2,829	245,925
Cognex Corp.	6,020	396,417
Coherent Corp. (a)(b)	3,155	1,140,438
Littelfuse, Inc.	605	282,456
TD SYNNEX Corp.	3,296	861,179
TTM Technologies, Inc. (a)	2,493	433,084
Vontier Corp.	4,994	141,730
		4,122,901
Energy Equipment & Services — 2.0%
Archrock, Inc.	4,134	138,447
Kodiak Gas Services, Inc.	1,902	127,149
Oceaneering International, Inc. (a)	2,090	79,901
TechnipFMC PLC (b)	12,750	872,355
Tidewater, Inc. (a)	928	68,199
Weatherford International PLC	1,175	121,777
		1,407,828
Entertainment — 0.3%
Warner Music Group Corp. - Class A	7,560	238,442

Financial Services — 1.4%
Enact Holdings, Inc.	4,866	203,350
Essent Group Ltd.	3,591	207,883
Jackson Financial, Inc. - Class A	2,154	222,099
MGIC Investment Corp.	8,435	212,731
NMI Holdings, Inc. (a)	3,116	111,864
		957,927
Food Products — 1.1%
Cal-Maine Foods, Inc.	1,386	103,562
Darling Ingredients, Inc. (a)	5,412	319,849
Ingredion, Inc.	1,634	165,753

See accompanying notes to financial statements.

85

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Marzetti Co.	648	$72,537
Pilgrim’s Pride Corp.	4,387	124,196
		785,897
Gas Utilities — 1.3%
National Fuel Gas Co.	3,671	283,585
New Jersey Resources Corp.	3,335	184,259
ONE Gas, Inc.	2,277	177,014
Southwest Gas Holdings, Inc.	1,873	161,471
Spire, Inc.	975	80,203
		886,532
Ground Transportation — 1.0%
Knight-Swift Transportation Holdings, Inc.	2,684	202,991
Landstar System, Inc.	693	143,382
Ryder System, Inc.	771	193,405
XPO, Inc. (a)	926	198,396
		738,174
Health Care Equipment & Supplies — 0.8%
Globus Medical, Inc. - Class A (a)	4,388	359,289
Haemonetics Corp. (a)	1,489	100,969
Merit Medical Systems, Inc. (a)	1,297	81,789
		542,047
Health Care Providers & Services — 2.6%
BrightSpring Health Services, Inc. (a)	2,081	128,356
Chemed Corp.	397	169,285
Concentra Group Holdings Parent, Inc.	3,953	98,311
Encompass Health Corp.	3,296	348,882
Ensign Group, Inc.	1,956	327,923
National HealthCare Corp.	642	118,398
Tenet Healthcare Corp. (a)	3,675	644,301
		1,835,456
Hotels, Restaurants & Leisure — 1.7%
Aramark	5,749	306,882
Boyd Gaming Corp.	2,714	224,393
Brinker International, Inc. (a)	1,292	183,955
Texas Roadhouse, Inc.	1,844	333,063
Travel + Leisure Co.	2,125	144,500
		1,192,793
Household Durables — 2.1%
Champion Homes, Inc. (a)	1,900	139,897
M/I Homes, Inc. (a)	1,066	140,307
Mohawk Industries, Inc. (a)	1,478	158,767
Somnigroup International, Inc.	3,845	272,264
Taylor Morrison Home Corp. (a)	4,397	257,225

See accompanying notes to financial statements.

86

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Toll Brothers, Inc.	3,876	$536,981
		1,505,441
Household Products — 0.1%
WD-40 Co.	320	63,990

Insurance — 3.7%
American Financial Group, Inc.	2,439	316,582
CNO Financial Group, Inc.	2,919	134,186
First American Financial Corp.	3,233	214,122
Hanover Insurance Group, Inc.	1,261	234,798
HCI Group, Inc.	569	87,666
Mercury General Corp.	2,031	199,099
Palomar Holdings, Inc. (a)	1,046	111,964
Reinsurance Group of America, Inc.	2,373	476,356
RenaissanceRe Holdings Ltd.	1,602	449,121
Selective Insurance Group, Inc.	2,399	207,610
Unum Group	2,428	202,082
		2,633,586
IT Services — 1.5%
Okta, Inc. (a)	2,668	328,884
Twilio, Inc. - Class A (a)	3,897	742,924
		1,071,808
Life Sciences Tools & Services — 0.6%
Illumina, Inc. (a)	1,480	241,181
Medpace Holdings, Inc. (a)	395	176,608
		417,789
Machinery — 7.2%
AGCO Corp.	1,471	165,164
Crane Co.	1,042	190,686
Donaldson Co., Inc.	2,846	233,002
ESCO Technologies, Inc.	923	269,424
Flowserve Corp.	3,352	253,110
Franklin Electric Co., Inc.	1,236	121,598
Gates Industrial Corp. PLC (a)	6,738	174,649
Graco, Inc.	5,402	407,581
ITT, Inc.	1,704	332,280
Lincoln Electric Holdings, Inc.	1,718	444,086
Mueller Industries, Inc.	3,844	494,338
Mueller Water Products, Inc. - Class A	5,864	147,831
RBC Bearings, Inc. (a)	916	523,915
SPX Technologies, Inc. (a)	905	196,077
Terex Corp.	3,160	183,849
Timken Co.	2,150	275,157
Toro Co.	3,568	320,692

See accompanying notes to financial statements.

87

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Watts Water Technologies, Inc. - Class A	1,125	$347,602
		5,081,041
Marine Transportation — 0.6%
Kirby Corp. (a)	2,026	284,835
Matson, Inc.	863	156,462
		441,297
Media — 1.0%
New York Times Co. - Class A	6,183	465,024
Versant Media Group, Inc.	5,581	240,764
		705,788
Metals & Mining — 2.8%
Alcoa Corp.	9,739	756,136
Hecla Mining Co.	17,146	304,684
Reliance, Inc.	1,423	541,836
Royal Gold, Inc.	1,510	338,965
		1,941,621
Multi-Utilities — 0.4%
Avista Corp.	2,753	114,167
Black Hills Corp.	1,859	135,372
		249,539
Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Corp.	12,369	259,254
Antero Resources Corp. (a)	10,095	360,896
California Resources Corp.	2,090	123,916
Chord Energy Corp.	535	70,550
CNX Resources Corp. (a)	3,653	123,070
DT Midstream, Inc.	2,155	301,657
HF Sinclair Corp.	5,392	376,847
International Seaways, Inc.	1,015	78,348
Magnolia Oil & Gas Corp. - Class A	4,084	111,738
Matador Resources Co.	2,456	131,642
Ovintiv, Inc.	7,292	408,644
Par Pacific Holdings, Inc. (a)	1,259	70,705
Permian Resources Corp.	26,628	512,056
Range Resources Corp.	6,271	244,256
SM Energy Co.	6,590	202,379
		3,375,958
Passenger Airlines — 0.1%
SkyWest, Inc. (a)	1,143	97,898

Pharmaceuticals — 0.6%
Amneal Pharmaceuticals, Inc. (a)	7,086	93,323
Indivior Pharmaceuticals, Inc. (a)	3,425	123,368

See accompanying notes to financial statements.

88

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Jazz Pharmaceuticals PLC (a)	938	$221,828
		438,519
Professional Services — 1.3%
Amentum Holdings, Inc. (a)	4,407	102,375
CACI International, Inc. - Class A (a)	733	376,403
ExlService Holdings, Inc. (a)	4,246	123,261
FTI Consulting, Inc. (a)	617	94,512
Genpact Ltd.	3,593	118,389
Korn Ferry	1,631	114,138
		929,078
Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc. (a)	1,595	450,284
St Joe Co.	2,193	139,541
		589,825
Semiconductors & Semiconductor Equipment — 4.4%
Amkor Technology, Inc.	3,802	264,467
Cirrus Logic, Inc. (a)	2,076	352,816
Diodes, Inc. (a)	2,442	257,191
FormFactor, Inc. (a)	1,711	213,174
MACOM Technology Solutions Holdings, Inc. (a)	1,244	453,612
MKS, Inc.	1,392	451,370
Onto Innovation, Inc. (a)	1,625	419,640
Rambus, Inc. (a)	2,188	318,267
Semtech Corp. (a)	2,455	374,486
		3,105,023
Software — 2.0%
ACI Worldwide, Inc. (a)	4,277	186,777
Clear Secure, Inc. - Class A	3,715	205,997
Docusign, Inc. (a)	3,569	187,444
Dynatrace, Inc. (a)	5,853	249,279
Guidewire Software, Inc. (a)	1,262	192,670
InterDigital, Inc.	450	113,440
Nutanix, Inc. - Class A (a)	4,803	250,092
		1,385,699
Specialty Retail — 2.7%
Abercrombie & Fitch Co. - Class A (a)	1,515	116,988
AutoNation, Inc. (a)	889	166,883
Bath & Body Works, Inc.	7,228	144,705
Buckle, Inc.	2,707	124,170
Burlington Stores, Inc. (a)	1,390	450,124
Five Below, Inc. (a)	1,854	421,525
Murphy USA, Inc.	499	252,509
Urban Outfitters, Inc. (a)	3,510	255,002
		1,931,906

See accompanying notes to financial statements.

89

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Kontoor Brands, Inc.	1,899	$136,291

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	1,187	360,622
Core & Main, Inc. - Class A (a)	3,343	165,311
Rush Enterprises, Inc. - Class A	2,453	170,067
		696,000
Water Utilities — 0.1%
American States Water Co.	1,252	96,742

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems, Inc.	4,328	169,268
TOTAL COMMON STOCKS (Cost $58,232,152)		64,708,322

REAL ESTATE INVESTMENT TRUSTS — 6.5%
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	3,772	115,348
WP Carey, Inc.	2,637	196,245
		311,593
Health Care REITs — 1.4%
American Healthcare REIT, Inc.	3,272	159,968
CareTrust REIT, Inc.	5,119	208,957
Omega Healthcare Investors, Inc.	10,734	501,922
Sabra Health Care REIT, Inc.	4,911	97,680
		968,527
Industrial REITs — 1.0%
EastGroup Properties, Inc.	1,362	275,001
First Industrial Realty Trust, Inc.	4,196	259,607
STAG Industrial, Inc.	5,136	194,500
		729,108
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	9,387	205,106

Office REITs — 0.2%
Cousins Properties, Inc.	3,879	103,996

Residential REITs — 0.7%
American Homes 4 Rent - Class A	8,391	269,183
Equity LifeStyle Properties, Inc.	3,579	221,075
		490,258
Retail REITs — 1.2%
Agree Realty Corp.	1,622	120,271

See accompanying notes to financial statements.

90

Horizon Small/Mid Cap Core Equity ETF Schedule of Investments (Unaudited) (Continued) May 31, 2026

	Shares	Value
Brixmor Property Group, Inc.	10,070	$307,739
NNN REIT, Inc.	4,117	183,248
Phillips Edison & Co., Inc.	3,190	128,079
Tanger, Inc.	2,702	97,461
		836,798
Specialized REITs — 1.3%
CubeSmart	6,867	274,680
EPR Properties	2,331	132,984
Four Corners Property Trust, Inc.	4,056	100,994
Gaming and Leisure Properties, Inc.	6,317	296,710
Outfront Media, Inc. (a)	3,654	117,805
		923,173
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,346,330)		4,568,559

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.2% (a)
Put Options — 0.2%
iShares Russell 2000 ETF (c)(d)
Expiration: 06/09/2026; Exercise Price: $270.67	$15,160,446	522	11,228
Expiration: 06/09/2026; Exercise Price: $284.16	2,642,913	91	15,834
Expiration: 06/23/2026; Exercise Price: $277.32	15,247,575	525	115,910
Expiration: 06/23/2026; Exercise Price: $279.63	2,642,913	91	26,390
TOTAL PURCHASED OPTIONS (Cost $357,399)			169,362

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.7%
First American Government Obligations Fund - Class X, 3.55% (e)	479,372	479,372
TOTAL MONEY MARKET FUNDS (Cost $479,372)		479,372

TOTAL INVESTMENTS — 99.1% (Cost $63,415,253)		69,925,615
Other Assets in Excess of Liabilities — 0.9% (f)		638,552
TOTAL NET ASSETS — 100.0%		$70,564,167

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $3,092,759.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

(f)	Includes cash of $577 that is pledged as collateral for written options.

See accompanying notes to financial statements.

91

Horizon Small/Mid Cap Core Equity ETF Schedule of Written Options (Unaudited) May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.5)%
Put Options — (0.5)%
iShares Russell 2000 ETF (a)(b)
Expiration: 06/09/2026; Exercise Price: $279.18	$(15,160,446)	(522)	$(36,347)
Expiration: 06/09/2026; Exercise Price: $288.48	(2,642,913)	(91)	(26,390)
Expiration: 06/23/2026; Exercise Price: $286.07	(15,247,575)	(525)	(236,323)
Expiration: 06/23/2026; Exercise Price: $286.74	(2,642,913)	(91)	(44,681)
TOTAL WRITTEN OPTIONS (Premiums received $626,823)			$(343,741)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

92

Horizon Funds

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Horizon Core Bond ETF	Horizon Core Equity ETF	Horizon Digital Frontier ETF	Horizon Dividend Income ETF	Horizon Expedition Plus ETF
ASSETS:
Investments, at value	$249,293,410	$154,806,521	$124,401,521	$185,760,831	$156,033,941
Receivable for fund shares sold	48,095,210	5,607,810	10,856,832	30,562,350	8,586,046
Deposits at broker for securities sold short	1,192,932	325,561	—	—	573,158
Receivable for investments sold	188,881	12,776	—	12,075	84,794
Dividends receivable	4,974	117,381	103,958	213,707	82,194
Dividend tax reclaims receivable	—	208	4,227	2,217	182
Total assets	298,775,407	160,870,257	135,366,538	216,551,180	165,360,315

LIABILITIES:
Written options, at value	788,750	66,400	385,743	59,537	757,374
Payable for investments purchased	48,037,681	5,572,740	10,396,657	30,700,334	7,945,962
Payable to Adviser	105,533	81,887	69,991	88,675	103,881
Payable for fund shares redeemed	—	—	—	—	659,230
Due to broker	—	—	—	4	—
Total liabilities	48,931,964	5,721,027	10,852,391	30,848,550	9,466,447

NET ASSETS	$249,843,443	$155,149,230	$124,514,147	$185,702,630	$155,893,868

NET ASSETS CONSIST OF:
Paid-in capital	$249,635,697	$137,657,278	$104,512,649	$168,399,982	$123,812,814
Total distributable earnings	207,746	17,491,952	20,001,498	17,302,648	32,081,054
Total net assets	$249,843,443	$155,149,230	$124,514,147	$185,702,630	$155,893,868

Net assets	$249,843,443	$155,149,230	$124,514,147	$185,702,630	$155,893,868
Shares issued and outstanding (unlimited shares authorized without par value)	9,870,000	4,980,000	3,670,000	6,380,000	4,720,000
Net asset value per share	$25.31	$31.15	$33.93	$29.11	$33.03

COST:
Investments, at cost	$248,717,869	$136,855,531	$108,603,503	$171,828,432	$128,307,802

PROCEEDS:
Written options premium received	$1,062,427	$554,446	$180,479	$70,230	$1,811,567

See accompanying notes to financial statements.

93

Horizon Funds

Statements of Assets and Liabilities (Continued)

May 31, 2026 (Unaudited)

	Horizon Flexible Income ETF	Horizon International Equity ETF	Horizon International Managed Risk ETF	Horizon Landmark ETF	Horizon Managed Risk ETF
ASSETS:
Investments, at value	$49,092,244	$100,972,076	$422,873,920	$237,170,879	$471,099,688
Receivable for fund shares sold	9,262,358	—	—	19,997,614	74,889,804
Deposits at broker for securities sold short	231,145	—	—	—	—
Receivable for investments sold	19,596	1,697	1,212,747	—	—
Dividends receivable	519	254,268	1,080,156	1,768	327,492
Dividend tax reclaims receivable	—	68,731	293,856	—	549
Cash	—	1,122	—	—	—
Foreign currency, at value	—	127,096	—	—	—
Total assets	58,605,862	101,424,990	425,460,679	257,170,261	546,317,533

LIABILITIES:
Written options, at value	42,186	—	—	—	—
Payable for investments purchased	9,222,085	16	68	20,810,451	74,447,384
Payable to Adviser	26,001	62,751	298,714	72,535	249,879
Payable to custodian foreign currency, at value	—	—	602,503	—	—
Payable to custodian	—	—	202,530	—	—
Total liabilities	9,290,272	62,767	1,103,815	20,882,986	74,697,263

NET ASSETS	$49,315,590	$101,362,223	$424,356,864	$236,287,275	$471,620,270

NET ASSETS CONSIST OF:
Paid-in capital	$49,778,832	$81,110,580	$342,668,580	$231,782,721	$415,477,750
Total distributable earnings/(accumulated losses)	(463,242)	20,251,643	81,688,284	4,504,554	56,142,520
Total net assets	$49,315,590	$101,362,223	$424,356,864	$236,287,275	$471,620,270

Net assets	$49,315,590	$101,362,223	$424,356,864	$236,287,275	$471,620,270
Shares issued and outstanding (unlimited shares authorized without par value)	1,970,000	3,200,000	13,600,000	4,490,000	15,240,000
Net asset value per share	$25.03	$31.68	$31.20	$52.63	$30.95

COST:
Investments, at cost	$49,391,458	$86,887,018	$368,317,249	$234,204,370	$408,930,351
Foreign currency, at cost	$—	$126,598	$—	$—	$—

PROCEEDS:
Written options premium received	$187,746	$—	$—	$—	$—
Foreign currency proceeds	$—	$—	$605,114	$—	$—

See accompanying notes to financial statements.

94

Horizon Funds

Statements of Assets and Liabilities (Continued)

May 31, 2026 (Unaudited)

	Horizon Nasdaq-100 Defined Risk ETF	Horizon Small/ Mid Cap Core Equity ETF
ASSETS:
Investments, at value	$104,659,717	$69,925,615
Receivable for fund shares sold	16,422,048	10,497,204
Deposits at broker for securities sold short	454,365	481,333
Receivable for investments sold	141,820	70,838
Dividends receivable	1,305	34,406
Dividend tax reclaims receivable	—	69
Cash	—	577
Total assets	121,679,255	81,010,042

LIABILITIES:
Written options, at value	322,948	343,741
Payable for investments purchased	16,377,064	10,064,271
Payable to Adviser	62,193	37,863
Total liabilities	16,762,205	10,445,875

NET ASSETS	$104,917,050	$70,564,167

NET ASSETS CONSIST OF:
Paid-in capital	$95,780,080	$62,130,572
Total distributable earnings	9,136,970	8,433,595
Total net assets	$104,917,050	$70,564,167

Net assets	$104,917,050	$70,564,167
Shares issued and outstanding (unlimited shares authorized without par value)	3,450,000	2,420,000
Net asset value per share	$30.41	$29.16

COST:
Investments, at cost	$90,944,058	$63,415,253

PROCEEDS:
Written options premium received	$932,700	$626,823

See accompanying notes to financial statements.

95

Horizon Funds

Statements of Operations

For the Period Ended May 31, 2026 (Unaudited)

	Horizon Core Bond ETF	Horizon Core Equity ETF	Horizon Digital Frontier ETF	Horizon Dividend Income ETF	Horizon Expedition Plus ETF
INVESTMENT INCOME:
Dividend income	$3,727,474	$710,589	$353,590	$2,168,094	$663,672
Less: dividend withholding taxes	—	—	(13,382)	(1,350)	(98)
Less: issuance fees	—	(1)	(2,038)	(16)	(2)
Total investment income	3,727,474	710,588	338,170	2,166,728	663,572

EXPENSES:
Investment advisory fee	609,345	374,695	310,491	488,771	521,672
Interest expense	470	90	—	61	552
Income tax expense	—	2,633	—	—	3,852
Total expenses	609,815	377,418	310,491	488,832	526,076

NET INVESTMENT INCOME	3,117,659	333,170	27,679	1,677,896	137,496

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,426,777)	(4,112,467)	(2,963,937)	(453,489)	(8,905,004)
In-kind redemptions	1,127,646	2,040,614	8,010,917	6,654,239	6,326,770
Written options expired or closed	3,146,143	1,670,331	(45,829)	(40,349)	6,059,399
Other investments	–	40,000	–	–	–
Net realized gain (loss)	2,847,012	(361,522)	5,001,151	6,160,401	3,481,165
Net change in unrealized appreciation (depreciation) on:
Investments	(3,093,654)	12,357,785	11,645,832	8,537,975	14,835,194
Written options	(547,202)	166,604	(81,476)	85,736	(89,588)
Net change in unrealized appreciation (depreciation)	(3,640,856)	12,524,389	11,564,356	8,623,711	14,745,606
Net realized and unrealized gain (loss)	(793,844)	12,162,867	16,565,507	14,784,112	18,226,771
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,323,815	$12,496,037	$16,593,186	$16,462,008	$18,364,267

See accompanying notes to financial statements.

96

Horizon Funds

Statements of Operations (Continued)

For the Period Ended May 31, 2026 (Unaudited)

	Horizon Flexible Income ETF	Horizon International Equity ETF(a)	Horizon International Managed Risk ETF(a)	Horizon Landmark ETF	Horizon Managed Risk ETF
INVESTMENT INCOME:
Dividend income	$1,284,724	$1,357,632	$5,762,593	$18,446	$2,395,617
Less: dividend withholding taxes	—	(136,262)	(553,782)	—	—
Less: issuance fees	—	—	—	—	(5)
Total investment income	1,284,724	1,221,370	5,208,811	18,446	2,395,612

EXPENSES:
Investment advisory fee	149,048	319,551	1,515,956	408,296	1,346,584
Interest expense	259	—	—	325	—
Income tax expense	—	—	—	—	10,951
Total expenses	149,307	319,551	1,515,956	408,621	1,357,535

NET INVESTMENT INCOME/(LOSS)	1,135,417	901,819	3,692,855	(390,175)	1,038,077

REALIZED AND UNREALIZED GAIN (LOSS)		19,562,502	78,909,093	4,034,439	32,821,186
Net realized gain (loss) from:
Investments	(184,922)	1,556,851	5,715,922	(25,088)	(7,259,678)
Taxes withheld	—	(10,465)	(69,014)	—	—
In-kind redemptions	399,032	4,143,864	19,705,393	2,188,523	5,116,092
Written options expired or closed	211,760	—	—	(167)	—
Distributions received from other investment companies	—	59,028	255,789	—	—
Foreign currency transactions	—	(272,872)	(1,260,425)	—	—
Net realized gain (loss)	425,870	5,476,406	24,347,665	2,163,268	(2,143,586)
Net change in unrealized appreciation (depreciation) on:
Investments	(423,554)	14,085,058	54,556,671	1,871,172	34,964,772
Written options	77,339	—	—	—	—
Foreign currency translation	—	1,038	4,757	—	—
Net change in unrealized appreciation (depreciation)	(346,215)	14,086,096	54,561,428	1,871,172	34,964,772
Net realized and unrealized gain (loss)	79,655	19,562,502	78,909,093	4,034,440	32,821,186

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,215,072	$20,464,321	$82,601,948	$3,644,265	$33,859,263

(a)	Inception date of the Fund was December 2, 2025.

See accompanying notes to financial statements.

97

Horizon Funds

Statements of Operations (Continued)

For the Period Ended May 31, 2026 (Unaudited)

	Horizon Nasdaq-100 Defined Risk ETF	Horizon Small/ Mid Cap Core Equity ETF(a)
INVESTMENT INCOME:
Dividend income	$10,461	$352,659
Less: dividend withholding taxes	—	(246)
Interest income	300	—
Total investment income	10,761	352,413

EXPENSES:
Investment advisory fee	332,466	197,332
Interest expense	412	25
Total expenses	332,878	197,357

NET INVESTMENT INCOME/(LOSS)	(322,117)	155,056

REALIZED AND UNREALIZED GAIN (LOSS)	10,568,102	8,319,947
Net realized gain (loss) from:
Investments	(4,809,481)	(2,712,615)
In-kind redemptions	1,959,385	3,021,196
Written options expired or closed	(604,318)	1,217,922
Net realized gain (loss)	(3,454,414)	1,526,503
Net change in unrealized appreciation (depreciation) on:
Investments	13,826,331	6,510,362
Written options	196,186	283,082
Net change in unrealized appreciation (depreciation)	14,022,517	6,793,444
Net realized and unrealized gain (loss)	10,568,103	8,319,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,245,986	$8,475,003

(a)	Inception date of the Fund was December 2, 2025.

See accompanying notes to financial statements.

98

Horizon Funds

Statements of Changes in Net Assets

	Horizon Core Bond ETF		Horizon Core Equity ETF
	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(b)

OPERATIONS:
Net investment income (loss)	$3,117,659	$2,010,893	$333,170	$97,307
Net realized gain (loss)	2,847,012	2,213,899	(361,522)	6,277
Net change in unrealized appreciation (depreciation)	(3,640,856)	4,490,074	12,524,389	5,914,647
Net increase (decrease) in net assets from operations	2,323,815	8,714,866	12,496,037	6,018,231

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,412,636)	(537,095)	(154,790)	—
Total distributions to shareholders	(8,412,636)	(537,095)	(154,790)	—

CAPITAL TRANSACTIONS:
Shares sold	72,800,170	180,082,028	71,976,152	90,836,284
Shares redeemed	(2,570,519)	(2,557,186)	(16,167,840)	(9,854,844)
Net increase (decrease) in net assets from capital transactions	70,229,651	177,524,842	55,808,312	80,981,440

NET INCREASE (DECREASE) IN NET ASSETS	64,140,830	185,702,613	68,149,559	86,999,671

NET ASSETS:
Beginning of the period	185,702,613	—	86,999,671	—
End of the period	$249,843,443	$185,702,613	$155,149,230	$86,999,671

SHARES TRANSACTIONS
Shares sold	2,870,000	7,200,000	2,500,000	3,420,000
Shares redeemed	(100,000)	(100,000)	(580,000)	(360,000)
Total increase (decrease) in shares outstanding	2,770,000	7,100,000	1,920,000	3,060,000

(a)	Inception date of the Fund was July 2, 2025.

(b)	Inception date of the Fund was June 25, 2025.

See accompanying notes to financial statements.

99

Horizon Funds

Statements of Changes in Net Assets (Continued)

	Horizon Digital Frontier ETF		Horizon Dividend Income ETF
	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(b)

OPERATIONS:
Net investment income (loss)	$27,679	$(58,495)	$1,677,896	$906,522
Net realized gain (loss)	5,001,151	534,422	6,160,401	602,290
Net change in unrealized appreciation (depreciation)	11,564,356	4,028,398	8,623,711	5,319,381
Net increase (decrease) in net assets from operations	16,593,186	4,504,325	16,462,008	6,828,193

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(4,245,472)	(289,797)
Total distributions to shareholders	—	—	(4,245,472)	(289,797)

CAPITAL TRANSACTIONS:
Shares sold	76,195,685	64,206,266	74,992,419	138,104,241
Shares redeemed	(28,213,163)	(8,772,152)	(28,505,411)	(17,643,551)
Net increase (decrease) in net assets from capital transactions	47,982,522	55,434,114	46,487,008	120,460,690

NET INCREASE (DECREASE) IN NET ASSETS	64,575,708	59,938,439	58,703,544	126,999,086

NET ASSETS:
Beginning of the period	59,938,439	—	126,999,086	—
End of the period	$124,514,147	$59,938,439	$185,702,630	$126,999,086

SHARES TRANSACTIONS
Shares sold	2,490,000	2,400,000	2,610,000	5,460,000
Shares redeemed	(910,000)	(310,000)	(1,000,000)	(690,000)
Total increase (decrease) in shares outstanding	1,580,000	2,090,000	1,610,000	4,770,000

(a)	Inception date of the Fund was July 9, 2025.

(b)	Inception date of the Fund was June 25, 2025.

See accompanying notes to financial statements.

100

Horizon Funds

Statements of Changes in Net Assets (Continued)

	Horizon Expedition Plus ETF		Horizon Flexible Income ETF
	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(b)

OPERATIONS:
Net investment income (loss)	$137,496	$(4,472)	$1,135,417	$707,935
Net realized gain (loss)	3,481,165	3,972,204	425,870	358,097
Net change in unrealized appreciation (depreciation)	14,745,606	14,034,726	(346,215)	192,561
Net increase (decrease) in net assets from operations	18,364,267	18,002,458	1,215,072	1,258,593

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(634,977)	—	(2,561,431)	(186,687)
Total distributions to shareholders	(634,977)	—	(2,561,431)	(186,687)

CAPITAL TRANSACTIONS:
Shares sold	49,578,896	110,850,378	17,956,952	33,422,378
Shares redeemed	(28,456,128)	(11,811,026)	(1,021,239)	(768,048)
Net increase (decrease) in net assets from capital transactions	21,122,768	99,039,352	16,935,713	32,654,330

NET INCREASE (DECREASE) IN NET ASSETS	38,852,058	117,041,810	15,589,354	33,726,236

NET ASSETS:
Beginning of the period	117,041,810	—	33,726,236	—
End of the period	$155,893,868	$117,041,810	$49,315,590	$33,726,236

SHARES TRANSACTIONS
Shares sold	1,680,000	4,440,000	710,000	1,330,000
Shares redeemed	(980,000)	(420,000)	(40,000)	(30,000)
Total increase (decrease) in shares outstanding	700,000	4,020,000	670,000	1,300,000

(a)	Inception date of the Fund was January 22, 2025.

(b)	Inception date of the Fund was July 2, 2025.

See accompanying notes to financial statements.

101

Horizon Funds

Statements of Changes in Net Assets (Continued)

	Horizon International Equity ETF	Horizon International Managed Risk ETF	Horizon Landmark ETF
	Period ended May 31, 2026(a) (Unaudited)	Period ended May 31, 2026(a) (Unaudited)	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(b)

OPERATIONS:
Net investment income (loss)	$901,819	$3,692,855	$(390,175)	$(239,512)
Net realized gain (loss)	5,476,406	24,347,665	2,163,268	1,646,493
Net change in unrealized appreciation (depreciation)	14,086,096	54,561,428	1,871,172	1,095,337
Net increase (decrease) in net assets from operations	20,464,321	82,601,948	3,644,265	2,502,318

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(212,678)	(913,664)	—	—
Total distributions to shareholders	(212,678)	(913,664)	—	—

CAPITAL TRANSACTIONS:
Shares sold	105,976,760	458,037,870	82,919,041	170,554,157
Shares redeemed	(24,866,180)	(115,369,290)	(15,696,607)	(7,635,899)
Net increase (decrease) in net assets from capital transactions	81,110,580	342,668,580	67,222,434	162,918,258

NET INCREASE (DECREASE) IN NET ASSETS	101,362,223	424,356,864	70,866,699	165,420,576

NET ASSETS:
Beginning of the period	—	—	165,420,576	—
End of the period	$101,362,223	$424,356,864	$236,287,275	$165,420,576

SHARES TRANSACTIONS
Shares sold	4,100,000	17,700,000	1,590,000	3,350,000
Shares redeemed	(900,000)	(4,100,000)	(300,000)	(150,000)
Total increase (decrease) in shares outstanding	3,200,000	13,600,000	1,290,000	3,200,000

(a)	Inception date of the Fund was December 2, 2025.

(b)	Inception date of the Fund was January 22, 2025.

See accompanying notes to financial statements.

102

Horizon Funds

Statements of Changes in Net Assets (Continued)

	Horizon Managed Risk ETF		Horizon Nasdaq-100 Defined Risk ETF
	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(b)

OPERATIONS:
Net investment income (loss)	$1,038,077	$424,505	$(322,117)	$(186,389)
Net realized gain (loss)	(2,143,586)	(1,119)	(3,454,414)	5,775,972
Net change in unrealized appreciation (depreciation)	34,964,772	27,204,565	14,022,517	302,894
Net increase (decrease) in net assets from operations	33,859,263	27,627,951	10,245,986	5,892,477

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(638,040)	—	(1,190,417)	—
Total distributions to shareholders	(638,040)	—	(1,190,417)	—

CAPITAL TRANSACTIONS:
Shares sold	122,128,054	357,571,504	21,219,972	76,068,372
Shares redeemed	(28,819,568)	(40,108,894)	(4,160,484)	(3,158,856)
Net increase (decrease) in net assets from capital transactions	93,308,486	317,462,610	17,059,488	72,909,516

NET INCREASE (DECREASE) IN NET ASSETS	126,529,709	345,090,561	26,115,057	78,801,993

NET ASSETS:
Beginning of the period	345,090,561	—	78,801,993	—
End of the period	$471,620,270	$345,090,561	$104,917,050	$78,801,993

SHARES TRANSACTIONS
Shares sold	4,100,000	13,650,000	720,000	3,000,000
Shares redeemed	(1,060,000)	(1,450,000)	(150,000)	(120,000)
Total increase (decrease) in shares outstanding	3,040,000	12,200,000	570,000	2,880,000

(a)	Inception date of the Fund was June 25, 2025.

(b)	Inception date of the Fund was July 9, 2025.

See accompanying notes to financial statements.

103

Horizon Funds

Statements of Changes in Net Assets (Continued)

Horizon Small/ Mid Cap Core Equity ETF
Period ended May 31, 2026(a) (Unaudited)

OPERATIONS:
Net investment income (loss)	$155,056
Net realized gain (loss)	1,526,503
Net change in unrealized appreciation (depreciation)	6,793,444
Net increase (decrease) in net assets from operations	8,475,003

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(41,408)
Total distributions to shareholders	(41,408)

CAPITAL TRANSACTIONS:
Shares sold	76,229,116
Shares redeemed	(14,098,544)
Net increase (decrease) in net assets from capital transactions	62,130,572

NET INCREASE (DECREASE) IN NET ASSETS	70,564,167

NET ASSETS:
Beginning of the period	–
End of the period	$70,564,167

SHARES TRANSACTIONS
Shares sold	2,940,000
Shares redeemed	(520,000)
Total increase (decrease) in shares outstanding	2,420,000

(a)	Inception date of the Fund was December 2, 2025.

See accompanying notes to financial statements.

104

Horizon Core Bond ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)		Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$26.16		$24.98

INVESTMENT OPERATIONS:
Net investment income(b)	0.43		0.35
Net realized and unrealized gain (loss) on investments (c)	(0.13)		0.91
Total from investment operations	0.30		1.26

LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)		(0.08)
Net realized gains	(0.05)		—
Total distributions	(1.15)		(0.08)

Net asset value, end of period	$25.31		$26.16

TOTAL RETURN (d)	1.17%		5.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$249,843		$185,703
Ratio of expenses to average net assets (e)(f)	0.65%		0.65%
Ratio of interest expense to average net assets (e)(f)	0.00	%(g)	0.00	%(g)
Ratio of net investment income (loss) to average net assets (e)(f)	3.33%		3.40%
Portfolio turnover rate (d)(h)	—%		—%

(a)	Inception date of the Fund was July 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

105

Horizon Core Equity ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)		Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$28.43		$24.99

INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.05
Net realized and unrealized gain (loss) on investments (c)	2.68		3.39
Total from investment operations	2.77		3.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		—
Total distributions	(0.05)		—

Net asset value, end of period	$31.15		$28.43

TOTAL RETURN (d)	9.78%		13.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,149		$87,000
Ratio of expenses to average net assets (e)(f)	0.71%		0.70%
Ratio of interest expense to average net assets (e)(f)	0.00	%(g)	0.00	%(g)
Ratio of tax expenses to average net assets (e)(f)	0.01%		—%
Ratio of expenses to average net assets excluding tax expense (e)(f)	0.70%		0.70%
Ratio of net investment income (loss) to average net assets (e)(f)	0.62%		0.46%
Portfolio turnover rate (d)(h)	16%		22%

(a)	Inception date of the Fund was June 25, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

106

Horizon Digital Frontier ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$28.68	$25.28

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments (c)	5.24	3.43
Total from investment operations	5.25	3.40

Net asset value, end of period	$33.93	$28.68

TOTAL RETURN (d)	18.30%	13.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$124,514	$59,938
Ratio of expenses to average net assets (e)	0.75%	0.75%
Ratio of interest expense to average net assets (e)	—%	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	0.07%	(0.31)%
Portfolio turnover rate (d)(g)	57%	18%

(a)	Inception date of the Fund was July 9, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

107

Horizon Dividend Income ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)		Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$26.62		$24.81

INVESTMENT OPERATIONS:
Net investment income(b)	0.34		0.25
Net realized and unrealized gain (loss) on investments (c)	3.00		1.62
Total from investment operations	3.34		1.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.85)		(0.06)
Total distributions	(0.85)		(0.06)

Net asset value, end of period	$29.11		$26.62

TOTAL RETURN (d)	12.69%		7.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$185,703		$126,999
Ratio of expenses to average net assets (e)	0.70%		0.70%
Ratio of interest expense to average net assets (e)	0.00	%(f)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	2.40%		2.27%
Portfolio turnover rate (d)(g)	14%		13%

(a)	Inception date of the Fund was June 25, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

108

Horizon Expedition Plus ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)		Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$29.11		$25.27

INVESTMENT OPERATIONS:
Net investment income(b)	0.03		(0.00	)(c)
Net realized and unrealized gain (loss) on investments (d)	4.08		3.84
Total from investment operations	4.11		3.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—
Net realized gains	(0.18)		—
Total distributions	(0.19)		—

Net asset value, end of period	$33.03		$29.11

TOTAL RETURN (e)	14.15%		15.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,894		$117,042
Ratio of expenses to average net assets (f)(g)	0.86%		0.85%
Ratio of interest expense to average net assets (f)(g)	0.00	%(h)	0.00	%(h)
Ratio of tax expenses to average net assets (f)(g)	0.01%		—%
Ratio of expenses to average net assets excluding tax expense (f)(g)	0.85%		0.85%
Ratio of net investment income (loss) to average net assets (f)(g)	0.22%		(0.01)%
Portfolio turnover rate (e)(i)	18%		92%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

109

Horizon Flexible Income ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)		Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.94		$25.05

INVESTMENT OPERATIONS:
Net investment income(b)	0.77		0.68
Net realized and unrealized gain (loss) on investments (c)	0.05		0.36
Total from investment operations	0.82		1.04

LESS DISTRIBUTIONS FROM:
Net investment income	(1.61)		(0.15)
Net realized gains	(0.12)		—
Total distributions	(1.73)		(0.15)

Net asset value, end of period	$25.03		$25.94

TOTAL RETURN (d)	3.24%		4.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,316		$33,726
Ratio of expenses to average net assets (e)(f)	0.80%		0.80%
Ratio of interest expense to average net assets (e)(f)	0.00	%(g)	0.00	%(g)
Ratio of net investment income (loss) to average net assets (e)(f)	6.09%		6.57%
Portfolio turnover rate (d)(h)	2%		—%

(a)	Inception date of the Fund was July 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

110

Horizon International Equity ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

Period ended May 31, 2026(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$25.11

INVESTMENT OPERATIONS:
Net investment income(b)	0.29
Net realized and unrealized gain (loss) on investments (c)	6.34
Total from investment operations	6.63

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$31.68

TOTAL RETURN (d)	26.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,362
Ratio of expenses to average net assets (e)(f)	0.75%
Ratio of net investment income (loss) to average net assets (e)(f)	2.12%
Portfolio turnover rate (d)(g)	64%

(a)	Inception date of the Fund was December 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

111

Horizon International Managed Risk ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

Period ended May 31, 2026(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$25.11

INVESTMENT OPERATIONS:
Net investment income(b)	0.27
Net realized and unrealized gain (loss) on investments (c)	5.88
Total from investment operations	6.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$31.20

TOTAL RETURN (d)	24.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$424,357
Ratio of expenses to average net assets (e)(f)	0.82%
Ratio of net investment income (loss) to average net assets (e)(f)	2.00%
Portfolio turnover rate (d)(g)	108%

(a)	Inception date of the Fund was December 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

112

Horizon Landmark ETF FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)		Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$51.69		$50.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)		(0.17)
Net realized and unrealized gain (loss) on investments (c)	1.04		1.86
Total from investment operations	0.94		1.69

Net asset value, end of period	$52.63		$51.69

TOTAL RETURN (d)	1.80%		3.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$236,287		$165,421
Ratio of expenses to average net assets (e)	0.40%		0.40%
Ratio of interest expense to average net assets (e)	0.00	%(f)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	(0.38)%		(0.39)%
Portfolio turnover rate (d)(g)	—%		—%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

113

Horizon Managed Risk ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$28.29	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.05
Net realized and unrealized gain (loss) on investments (c)	2.63	3.24
Total from investment operations	2.71	3.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	—
Total distributions	(0.05)	—

Net asset value, end of period	$30.95	$28.29

TOTAL RETURN (d)	9.61%	13.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$471,620	$345,091
Ratio of expenses to average net assets (e)(f)	0.78%	0.77%
Ratio of tax expenses to average net assets (e)(f)	0.01%	—%
Ratio of expenses to average net assets excluding tax expense (e)(f)	0.77%	0.77%
Ratio of net investment income (loss) to average net assets (e)(f)	0.59%	0.40%
Portfolio turnover rate (d)(g)	10%	23%

(a)	Inception date of the Fund was June 25, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

114

Horizon Nasdaq-100 Defined Risk ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026 (Unaudited)		Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$27.36		$25.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)		(0.08)
Net realized and unrealized gain (loss) on investments (c)	3.58		2.44
Total from investment operations	3.47		2.36

LESS DISTRIBUTIONS FROM:
Return of capital	(0.42)		—
Total distributions	(0.42)		—

Net asset value, end of period	$30.41		$27.36

TOTAL RETURN (d)	12.86%		9.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104,917		$78,802
Ratio of expenses to average net assets (e)	0.85%		0.85%
Ratio of interest expense to average net assets (e)	0.00	%(f)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	(0.82)%		(0.75)%
Portfolio turnover rate (d)(g)	—%		—%

(a)	Inception date of the Fund was July 9, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

115

Horizon Small/Mid Cap Core Equity ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2026(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$24.91

INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments (c)	4.19
Total from investment operations	4.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$29.16

TOTAL RETURN (d)	17.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,564
Ratio of expenses to average net assets (e)	0.75%
Ratio of interest expense to average net assets (e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	0.59%
Portfolio turnover rate (d)(g)	37%

(a)	Inception date of the Fund was December 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

116

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2026

1.	ORGANIZATION

The Horizon Core Bond ETF, Horizon Core Equity ETF, Horizon Digital Frontier ETF, Horizon Dividend Income ETF, Horizon Expedition Plus ETF, Horizon Flexible Income ETF, Horizon International Equity ETF, Horizon International Managed Risk ETF, Horizon Landmark ETF, Horizon Managed Risk ETF, Horizon Nasdaq-100 Defined Risk ETF, and Horizon Small/Mid Cap Core Equity ETF (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is a diversified series of the Trust, except Horizon Digital Frontier ETF. The investment objectives of Horizon Core Bond ETF, Horizon Expedition Plus ETF and Horizon Landmark ETF are to seek total return. The investment objectives of Horizon Core Equity ETF, Horizon Digital Frontier ETF, Horizon International Equity ETF, and Horizon Small/Mid Cap Core Equity ETF are to seek capital appreciation. The investment objective of Horizon Dividend Income ETF is to seek capital appreciation and current income. The investment objective of Horizon Flexible Income ETF is to seek current income. The investment objective of Horizon International Managed Risk ETF is to seek total return and limit exposure to downside risk. The investment objective of the Horizon Managed Risk ETF seeks to capture the majority of U.S. large-cap equity market returns while mitigating downside risk through a “Risk Assist®” strategy. The investment objective of Horizon Nasdaq-100 Defined Risk ETF is to seek capital appreciation and capital preservation.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of shares listed in the table below. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds. Variable

117

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

fees, if any, received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees	Creation Units
Horizon Core Bond ETF	BNDY	July 2, 2025	CBOE	$300	10,000
Horizon Core Equity ETF	STOX	June 25, 2025	CBOE	$500	20,000
Horizon Digital Frontier ETF	YNOT	July 9, 2025	NASDAQ	$300	10,000
Horizon Dividend Income ETF	DIVN	June 25, 2025	CBOE	$500	10,000
Horizon Expedition Plus ETF	HBTA	January 22, 2025	NYSE	$500	20,000
Horizon Flexible Income ETF	FLXN	July 2, 2025	CBOE	$300	10,000
Horizon International Equity ETF	FRGN	December 2, 2025	NYSE	$500	100,000
Horizon International Managed Risk ETF	SFTX	December 2, 2025	NYSE	$500	100,000
Horizon Landmark ETF	BENJ	January 22, 2025	NYSE	$300	10,000
Horizon Managed Risk ETF	SFTY	June 25, 2025	CBOE	$500	10,000
Horizon Nasdaq-100 Defined Risk ETF	QGRD	July 9, 2025	NASDAQ	$300	30,000
Horizon Small/Mid Cap Core Equity ETF	SMOX	December 2, 2025	NYSE	$500	20,000

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s NAV per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on

118

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options (other than Flexible Exchange Options (“Flex Options”)) are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee. FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

Other securities and assets for which market quotations are not readily available or for which a valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that a valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

119

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026, for the Funds’ investments measured at fair value:

Horizon Core Bond ETF
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$247,928,580	$—	$—	$247,928,580
Purchased Options	—	247,135	—	247,135
Money Market Funds	1,117,695	—	—	1,117,695
Total	$249,046,275	$247,135	$—	$249,293,410

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(788,750)	$—	$(788,750)
Total	$—	$(788,750)	$—	$(788,750)

Horizon Core Equity ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$141,532,255	$—	$—	$141,532,255
Exchange Traded Funds	10,426,543	—	—	10,426,543
Real Estate Investment Trusts	2,492,282	—	—	2,492,282
Purchased Options	—	35,665	—	35,665
Money Market Funds	319,776	—	—	319,776
Total	$154,770,856	$35,665	$—	$154,806,521

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(66,400)	$—	$(66,400)
Total	$—	$(66,400)	$—	$(66,400)

Horizon Digital Frontier ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$124,088,052	$—	$—	$124,088,052
Purchased Options	—	1,275	—	1,275
Money Market Funds	312,194	—	—	312,194
Total	$124,400,246	$1,275	$—	$124,401,521

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(385,743)	$—	$(385,743)
Total	$—	$(385,743)	$—	$(385,743)

120

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Dividend Income ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$185,693,307	$—	$—	$185,693,307
Money Market Funds	67,524	—	—	67,524
Total	$185,760,831	$—	$—	$185,760,831

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(59,537)	$—	$(59,537)
Total	$—	$(59,537)	$—	$(59,537)

Horizon Expedition Plus ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$139,218,101	$—	$—	$139,218,101
Exchange Traded Funds	13,623,766	—	—	13,623,766
Real Estate Investment Trusts	2,186,835	—	—	2,186,835
Purchased Options	—	409,422	—	409,422
Money Market Funds	595,817	—	—	595,817
Total	$155,624,519	$409,422	$—	$156,033,941

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(757,374)	$—	$(757,374)
Total	$—	$(757,374)	$—	$(757,374)

Horizon Flexible Income ETF
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,067,415	$—	$—	$49,067,415
Purchased Options	—	12,190	—	12,190
Money Market Funds	12,639	—	—	12,639
Total	$49,080,054	$12,190	$—	$49,092,244

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(42,186)	$—	$(42,186)
Total	$—	$(42,186)	$—	$(42,186)

121

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon International Equity ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$98,670,978	$—	$—	$98,670,978
Exchange Traded Funds	972,560	—	—	972,560
Preferred Stocks	708,449	—	—	708,449
Real Estate Investment Trusts	592,309	—	—	592,309
Money Market Funds	27,780	—	—	27,780
Total	$100,972,076	$—	$—	$100,972,076

Horizon International Managed Risk ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$413,382,515	$—	$—	$413,382,515
Exchange Traded Funds	4,052,186	—	—	4,052,186
Preferred Stocks	2,963,667	—	—	2,963,667
Real Estate Investment Trusts	2,475,552	—	—	2,475,552
Total	$422,873,920	$—	$—	$422,873,920

Horizon Landmark ETF
Assets *	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$236,244,257	$—	$236,244,257
Money Market Funds	926,622	—	—	926,622
Total	$926,622	$236,244,257	$—	$237,170,879

Horizon Managed Risk ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$430,339,906	$—	$—	$430,339,906
Exchange Traded Funds	31,795,458	—	—	31,795,458
Real Estate Investment Trusts	7,501,962	—	—	7,501,962
Money Market Funds	1,462,362	—	—	1,462,362
Total	$471,099,688	$—	$—	$471,099,688

Horizon Nasdaq-100 Defined Risk ETF
Assets *	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$104,544,884	$—	$104,544,884
Money Market Funds	114,833	—	—	114,833
Total	$114,833	$104,544,884	$—	$104,659,717

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(322,948)	$—	$(322,948)
Total	$—	$(322,948)	$—	$(322,948)

122

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Small/Mid Cap Core Equity ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$64,708,322	$—	$—	$64,708,322
Real Estate Investments Trusts	4,568,559	—	—	4,568,559
Purchased Options	—	169,362	—	169,362
Money Market Funds	479,372	—	—	479,372
Total	$69,756,253	$169,362	$—	$69,925,615

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(343,741)	$—	$(343,741)
Total	$—	$(343,741)	$—	$(343,741)

*	Refer to the Schedules of Investments for security classifications.

(a)	Amount is less than $0.50.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds’ options transactions include investments in FLEX Options, including both purchased and written put and call options (as further described below). FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e. the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2026, were as follows:

	Horizon Core Bond ETF	Horizon Core Equity ETF	Horizon Digital Frontier ETF	Horizon Dividend Income ETF	Horizon Expedition Plus ETF
Purchased Options	$143,866	$139,323	$8,347	$—	$518,078
Written Options	$651,051	$186,424	$451,312	$31,905	$946,654

	Horizon Flexible Income ETF	Horizon Landmark ETF	Horizon Nasdaq-100 Defined Risk ETF	Horizon Small/ Mid Cap Core Equity ETF
Purchased Options	$25,474	$227,567,662	$89,782,150	$84,681
Written Options	$94,643	$—	$322,942	$171,871

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2026:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Core Bond ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Core Equity ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Digital Frontier ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Dividend Income ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Expedition Plus ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Flexible Income ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Landmark ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Nasdaq-100 Defined Risk ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Small/Mid Cap Core Equity ETF	Equity Risk Contracts	Investments, at value	Written option, at value

Horizon Core Bond ETF
Derivatives Investment Value
Purchased Options	$247,135
Written Options	$788,750

Horizon Core Equity ETF
Derivatives Investment Value
Purchased Options	$35,665
Written Options	$66,400

Horizon Digital Frontier ETF
Derivatives Investment Value
Purchased Options	$1,275
Written Options	$385,743

Horizon Dividend Income ETF
Derivatives Investment Value
Purchased Options	$—
Written Options	$59,537

Horizon Expedition Plus ETF
Derivatives Investment Value
Purchased Options	$409,422
Written Options	$757,374

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Flexible Income ETF
Derivatives Investment Value
Purchased Options	$12,190
Written Options	$42,186

Horizon Landmark ETF
Derivatives Investment Value
Purchased Options	$236,244,257
Written Options	$—

Horizon Nasdaq-100 Defined Risk ETF
Derivatives Investment Value
Purchased Options	$104,544,884
Written Options	$322,948

Horizon Small/Mid Cap Core Equity ETF
Derivatives Investment Value
Purchased Options	$169,362
Written Options	$343,741

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from Investments
Net realized gain (loss) from written option contracts expired or closed
Net change in unrealized appreciation (depreciation) on Investments
Net change in unrealized appreciation (depreciation) on written options

Horizon Core Bond ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(2,030,935)
Written Options	3,146,143
$1,115,208

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$208,547
Written Options	(547,202)
$(338,655)

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Core Equity ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(1,566,963)
Written Options	1,670,331
$103,368

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(93,266)
Written Options	166,604
$73,338

Horizon Digital Frontier ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(129,857)
Written Options	(45,829)
$(175,686)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(78,089)
Written Options	(81,476)
$(159,565)

Horizon Dividend Income ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$—
Written Options	(40,349)
$(40,349)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$—
Written Options	85,736
$85,736

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Expedition Plus ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(5,391,329)
Written Options	6,059,399
$668,070

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$77,603
Written Options	(89,588)
$(11,985)

Horizon Flexible Income ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(376,790)
Written Options	211,760
$(165,030)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(17,903)
Written Options	77,339
$59,436

Horizon Landmark ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(25,090)
Written Options	(167)
$(25,257)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$1,871,172
Written Options	—
$1,871,172

128

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Nasdaq-100 Defined Risk ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(4,809,478)
Written Options	(604,318)
$(5,413,796)

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
Purchased Options	$13,826,331
Written Options	196,186
$14,022,517

Horizon Small/Mid Cap Core Equity ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(752,605)
Written Options	1,217,922
$465,317

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
Purchased Options	$(188,038)
Written Options	283,082
$95,044

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives and collateral pledged for the Funds as of May 31, 2026.

Horizon Core Bond ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$788,750	(1)	$—	$788,750	$(788,750	)(2)	$—	$—
Total	$788,750		$—	$788,750	$(788,750)		$—	$—

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Core Equity ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$66,400	(1)	$—	$66,400	$(66,400	)(2)	$—	$—
Total	$66,400		$—	$66,400	$(66,400)		$—	$—

Horizon Digital Frontier ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$385,743	(1)	$—	$385,743	$(385,743	)(2)	$—	$—
Total	$385,743		$—	$385,743	$(385,743)		$—	$—

Horizon Dividend Income ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$59,537	(1)	$—	$59,537	$(59,537	)(2)	$—	$—
Total	$59,537		$—	$59,537	$(59,537)		$—	$—

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Expedition Plus ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$757,374	(1)	$—	$757,374	$(757,374	)(2)	$—	$—
Total	$757,374		$—	$757,374	$(757,374)		$—	$—

Horizon Flexible Income ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$42,186	(1)	$—	$42,186	$(42,186	)(2)	$—	$—
Total	$42,186		$—	$42,186	$(42,186)		$—	$—

Horizon Nasdaq-100 Defined Risk ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$322,948	(1)	$—	$322,948	$(322,948	)(2)	$—	$—
Total	$322,948		$—	$322,948	$(322,948)		$—	$—

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Horizon Small/Mid Cap Core Equity ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$343,741	(1)	$—	$343,741	$(343,741	)(2)	$—	$—
Total	$343,741		$—	$343,741	$(343,741)		$—	$—

(1)	Written options at value as presented in the Schedules of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2025 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least monthly for Horizon Core Bond ETF, Horizon Dividend Income Fund, and Horizon Flexible Income Fund and annually for Horizon Core Equity ETF, Horizon Digital Frontier ETF, Horizon Expedition Plus ETF, Horizon International Equity ETF, Horizon International Managed Risk ETF, Horizon Landmark ETF, Horizon Managed Risk ETF, Horizon

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Nasdaq-100 Defined Risk ETF, and Horizon Small/Mid Cap Core Equity ETF. Each are recorded on the declaration date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon. Under the terms of the Advisory Agreement, Horizon has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (iii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iv) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (v) any fees and expense related to the provision of securities lending services; (vi) the advisory fee payable to the Adviser hereunder; (vii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (viii) other extraordinary expenses (in each case as determined by a majority of the independent trustees). The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of a Fund and are not paid by the Adviser. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Fund Name	Annual Rate of Average Daily Net Assets
Horizon Core Bond ETF	0.65%
Horizon Core Equity ETF	0.70%
Horizon Digital Frontier ETF	0.75%
Horizon Dividend Income ETF	0.70%
Horizon Expedition Plus ETF	0.85%
Horizon Flexible Income ETF	0.80%
Horizon International Equity ETF	0.75%
Horizon International Managed Risk ETF	0.82%
Horizon Landmark ETF	0.40%
Horizon Managed Risk ETF	0.77%
Horizon Nasdaq-100 Defined Risk ETF	0.85%
Horizon Small/Mid Cap Core Equity ETF	0.75%

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Sub-Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee, which fee is calculated and paid monthly, at an annual rate based on average daily net assets of each Fund.

Quasar Distributors, LLC (the “Distributor”), serves as the distributor in connection with the continuous offering of the Funds’ shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, Horizon compensates the Distributor for services that the Distributor provides to each Fund.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Under the terms of these agreements, the Adviser pays the Funds’ accounting, administrative, custody, and transfer agency fees.

4.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2026, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, and the in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Horizon Core Bond ETF	$—	$—	$142,557,413	$1,512,525
Horizon Core Equity ETF	25,243,459	17,989,164	143,934,821	11,012,451
Horizon Digital Frontier ETF	100,446,462	48,386,383	145,159,278	27,038,953
Horizon Dividend Income ETF	38,047,147	20,599,037	149,264,751	28,513,607
Horizon Expedition Plus ETF	43,760,716	22,821,589	98,860,645	27,815,808
Horizon Flexible Income ETF	9,527,490	721,033	26,414,768	503,588
Horizon International Equity ETF	152,174,825	58,593,016	174,226,060	23,439,910
Horizon International Managed Risk ETF	987,449,634	415,731,418	747,465,351	108,790,304
Horizon Landmark ETF	—	—	—	—
Horizon Managed Risk ETF	75,756,734	37,167,881	242,178,753	28,845,984
Horizon Nasdaq-100 Defined Risk ETF	—	—	—	—
Horizon Small/Mid Cap Core Equity ETF	42,380,765	21,294,155	150,758,192	13,755,017

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended November 30, 2025 was as follows:

For the period ended November 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Core Bond ETF	$537,095	$—	$—	$537,095
Horizon Core Equity ETF	—	—	—	—
Horizon Digital Frontier ETF	—	—	—	—
Horizon Dividend Income ETF	289,797	—	—	289,797
Horizon Expedition Plus ETF	—	—	—	—
Horizon Flexible Income ETF	186,687	—	—	186,687
Horizon Landmark ETF	—	—	—	—
Horizon Managed Risk ETF	—	—	—	—
Horizon Nasdaq-100 Defined Risk ETF	—	—	—	—

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2025, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Core Bond ETF	$180,576,294	$4,796,379	$(306,305)	$4,490,074
Horizon Core Equity ETF	81,060,237	7,537,902	(1,623,256)	5,914,646
Horizon Digital Frontier ETF	55,713,321	6,713,653	(2,476,832)	4,236,821
Horizon Dividend Income ETF	121,251,563	8,982,089	(3,662,708)	5,319,381
Horizon Expedition Plus ETF	103,109,373	16,438,273	(2,696,487)	13,741,786
Horizon Flexible Income ETF	33,094,628	226,818	(34,256)	192,562
Horizon Landmark ETF	164,378,359	1,229,798	(134,461)	1,095,337
Horizon Managed Risk ETF	317,772,038	35,040,275	(7,835,710)	27,204,565
Horizon Nasdaq-100 Defined Risk ETF	78,601,763	1,501,935	(1,199,041)	302,894

135

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Core Bond ETF	$1,806,493	$—	$—	$4,490,074	$6,296,567
Horizon Core Equity ETF	97,308	—	(861,249)	5,914,646	5,150,705
Horizon Digital Frontier ETF	—	—	(828,509)	4,236,821	3,408,312
Horizon Dividend Income ETF	616,725	—	(849,994)	5,319,381	5,086,112
Horizon Expedition Plus ETF	609,978	—	—	13,741,786	14,351,764
Horizon Flexible Income ETF	690,556	—	(1)	192,562	883,117
Horizon Landmark ETF	—	—	(235,048)	1,095,337	860,289
Horizon Managed Risk ETF	424,505	—	(4,707,773)	27,204,565	22,921,297
Horizon Nasdaq-100 Defined Risk ETF	—	—	(221,493)	302,894	81,401

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

At November 30, 2025, Horizon Digital Frontier ETF, Horizon Landmark ETF, and Horizon Nasdaq-100 Defined Risk ETF deferred, on a tax basis, late year ordinary losses of $57,189, $235,048, and $186,389, respectively.

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Core Bond ETF	$—	$—	$—
Horizon Core Equity ETF	861,249	—	861,249
Horizon Digital Frontier ETF	550,195	221,125	771,320
Horizon Dividend Income ETF	849,994	—	849,994
Horizon Expedition Plus ETF	—	—	—
Horizon Flexible Income ETF	—	—	—
Horizon Landmark ETF	—	—	—
Horizon Managed Risk ETF	4,707,773	—	4,707,773
Horizon Nasdaq-100 Defined Risk ETF	35,104	—	35,104

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of deemed distributions on shareholder redemptions and redemptions

136

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

in-kind. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the period ended November 30, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Core Bond ETF	$(1,881,204)	$1,881,204
Horizon Core Equity ETF	(867,526)	867,526
Horizon Digital Frontier ETF	(1,096,013)	1,096,013
Horizon Dividend Income ETF	(1,452,284)	1,452,284
Horizon Expedition Plus ETF	(3,650,694)	3,650,694
Horizon Flexible Income ETF	(188,789)	188,789
Horizon Landmark ETF	(1,642,029)	1,642,029
Horizon Managed Risk ETF	(4,706,654)	4,706,654
Horizon Nasdaq-100 Defined Risk ETF	(5,811,076)	5,811,076

6. SIGNIFICANT ACCOUNTING Pronouncements

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s Treasurer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

137

Horizon Funds

Additional Information (Unaudited)

May 31, 2026

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Core Bond ETF	0.00%
Horizon Core Equity ETF	100.00%
Horizon Digital Frontier ETF	0.00%
Horizon Dividend Income ETF	100.00%
Horizon Expedition Plus ETF	36.66%
Horizon Flexible Income ETF	0.00%
Horizon Landmark ETF	0.00%
Horizon Managed Risk ETF	100.00%
Horizon Nasdaq-100 Defined Risk ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025 was as follows:

Fund Name	Dividends Received Deduction
Horizon Core Bond ETF	0.00%
Horizon Core Equity ETF	0.00%
Horizon Digital Frontier ETF	0.00%
Horizon Dividend Income ETF	100.00%
Horizon Expedition Plus ETF	0.00%
Horizon Flexible Income ETF	0.00%
Horizon Landmark ETF	0.00%
Horizon Managed Risk ETF	100.00%
Horizon Nasdaq-100 Defined Risk ETF	0.00%

138

Horizon Funds

Additional Information (Unaudited) (Continued)
May 31, 2026

Foreign Tax Credit

For the year ended November 30, 2025, the following Funds earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Core Bond ETF	$—	$—
Horizon Core Equity ETF	—	—
Horizon Digital Frontier ETF	—	—
Horizon Dividend Income ETF	—	—
Horizon Expedition Plus ETF	—	—
Horizon Flexible Income ETF	—	—
Horizon Landmark ETF	—	—
Horizon Managed Risk ETF	—	—
Horizon Nasdaq-100 Defined Risk ETF	—	—

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Horizon Core Bond ETF	0.00%
Horizon Core Equity ETF	0.00%
Horizon Digital Frontier ETF	0.00%
Horizon Dividend Income ETF	0.00%
Horizon Expedition Plus ETF	0.00%
Horizon Flexible Income ETF	0.00%
Horizon Landmark ETF	0.00%
Horizon Managed Risk ETF	0.00%
Horizon Nasdaq-100 Defined Risk ETF	0.00%

139

Horizon Funds

Additional Information (Unaudited) (Continued)
May 31, 2026

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Contract.

This disclosure was included in the Form N-CSR for the year ended November 30, 2025.

140

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

141

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	8/6//26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	8/6//26

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Principal Financial Officer

Date	8/6//26

* Print the name and title of each signing officer under his or her signature.